--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds

--------------------------------------------------------------------------------
                                               PROSPECTUS   AUGUST 27, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund




The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.                                                 [LOGO] Nuveen
                                                               Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds, including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen High Yield Municipal Bond Fund                       2
         Nuveen All-American Municipal Bond Fund                     4
         Nuveen Insured Municipal Bond Fund                          6
         Nuveen Intermediate Duration Municipal Bond Fund            8
         Nuveen Limited Term Municipal Bond Fund                    10


         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      12
         What Securities We Invest In                               13
         How We Select Investments                                  16
         What the Risks Are                                         16
         How We Manage Risk                                         17


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                18
         How to Reduce Your Sales Charge                            20
         How to Buy Shares                                          20
         Systematic Investing                                       21
         Systematic Withdrawal                                      22
         Special Services                                           23
         How to Sell Shares                                         23


         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         26
         Distribution and Service Plans                             27
         Net Asset Value                                            28
         Fund Service Providers                                     29


         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       30

                                                                August 27, 2004

Section 1  The Funds

               Nuveen High Yield Municipal Bond Fund
               Nuveen All-American Municipal Bond Fund
               Nuveen Insured Municipal Bond Fund
               Nuveen Intermediate Duration Municipal Bond Fund
               Nuveen Limited Term Municipal Bond Fund


                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen High Yield Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objectives
The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund's primary objective.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund invests substantially all of its assets in municipal bonds. Under normal circumstances, the adviser invests at least 65% of the fund's net assets in medium- to low-quality bonds (BBB/Baa or lower) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the fund's investment adviser. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates. The fund may also make forward commitments in which the fund agrees to buy a security in the future at a price agreed upon today.

The fund's investment adviser uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
An investment in the fund is subject to credit risk, interest rate risk and diversification risk. Credit risk is the risk that a municipal bond issuer will default or be unable to pay principal and interest. Because the fund invests in lower rated municipal bonds, commonly referred to as "high yield," "high risk" or "junk" bonds, which are considered to be speculative, the credit risk is heightened for the fund. Interest rate risk is the risk that interest rates will rise, causing municipal bond prices to fall. Interest rate risk may be increased by the fund's investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments. As a "non-diversified" fund, the fund may invest more of its assets in a single issuer than a "diversified" fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be appropriate for you if you are seeking to:
.. Earn regular monthly tax-free dividends; or .. Increase your after-tax income potential and are willing to accept a greater degree of risk.

You should not invest in this fund if you seek to:
..  Avoid fluctuations in share price;
.. Avoid the risks associated with low-quality municipal bonds; or .. Invest through an IRA or 401(k) plan.

How the Fund Has Performed

The chart and table that follow illustrate annual fund returns for each of the past four years as well as average annualized fund and index returns for the one-year and since inception periods ended December 31, 2003. This information is intended to help you assess the variability of fund returns over the past four years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]

Class A Annual Returns

2000    7.2%
2001   11.3%
2002    8.0%
2003   10.1%


Section 1  The Funds

During the four-year period ended December 31, 2003, the highest and lowest quarterly returns were 4.19% and .47%, respectively, for the quarters ended 6/30/03 and 6/30/00. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2003
               Class Returns Before Taxes 1 Year    Since Inception
               -------------------------------------------------------
                Class A (Offer)            5.45%         5.84%
                Class B                    5.27%         5.69%
                Class C                    9.49%         6.27%
                Class R                   10.31%         7.06%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           5.45%         5.82%
                 After Taxes on
                   Distributions and
                   Sale of Shares          5.70%         5.83%
               -------------------------------------------------------
                Lehman Brothers High
                  Yield Municipal Bond
                  Index/2/                13.22%         4.91%
                Lipper Peer Group/3/       6.82%         4.00%


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. The Class A year-to-date return on net asset value as of 6/30/04 was 3.42%.
 2. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.
 3. Peer Group returns reflect the performance of the Lipper High Yield Municipal Debt Index, an index that represents the average annualized returns of the 10 largest funds in the Lipper High Yield Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets

         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .59%  .59%  .59% .59%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .16%  .16%  .17% .16%
         Total Annual Fund Operating
         Expenses--Gross+                        .95% 1.70% 1.51% .75%

             +After Expense Reimbursements
             Expense Reimbursement          --% (.01%) (.01%)  --%
             Total Annual Fund Operating
             Expenses--Net                 .95% 1.69%  1.50%  .75%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  513 $  573 $  154 $ 77 $  513 $  173 $  154 $ 77
         3 Years    $  710 $  836 $  477 $240 $  710 $  536 $  477 $240
         5 Years    $  923 $1,023 $  824 $417 $  923 $  923 $  824 $417
         10 Years   $1,537 $1,810 $1,802 $930 $1,537 $1,810 $1,802 $930

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth, and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen All-American Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2003. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]

Class A Annual Returns
   1994     -5.9%
   1995     17.5%
   1996      4.8%
   1997     10.8%
   1998      5.9%
   1999     -5.3%
   2000      9.8%
   2001      5.3%
   2002      8.0%
   2003      5.0%


Section 1  The Funds

During the ten years ended December 31, 2003, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2003
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            0.61%     3.55%     4.93%
                Class B                    0.29%     3.49%     4.82%
                Class C                    4.52%     3.87%     4.82%
                Class R                    5.25%     4.65%     5.54%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           0.60%     3.54%     4.88%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.14%     3.75%     4.94%
                -------------------------------------------------------
                Lehman Brothers Municipal
                  Bond Index/2/            5.31%     5.83%     6.02%
                Lipper Peer Group/3/       5.34%     4.90%     5.30%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/04 was -0.15%.
 2. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets

         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .49%  .49%  .49% .49%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .13%  .13%  .13% .13%
         Total Annual Fund Operating
         Expenses--Gross+                        .82% 1.57% 1.37% .62%

           +After Expense Reimbursements
           Expense Reimbursement         (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                  .81%  1.56%  1.36%   .61%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  500 $  560 $  139 $ 63 $  500 $  160 $  139 $ 63
         3 Years    $  671 $  796 $  434 $199 $  671 $  496 $  434 $199
         5 Years    $  856 $  955 $  750 $346 $  856 $  855 $  750 $346
         10 Years   $1,391 $1,666 $1,646 $774 $1,391 $1,666 $1,646 $774

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued long-term, insured municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer or the insurer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce credit risk with insured bonds; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed


The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2003. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]


Class A Annual Returns
   1994   -6.4%
   1995   19.0%
   1996    3.2%
   1997    8.3%
   1998    5.7%
   1999   -3.5%
   2000   10.5%
   2001    4.5%
   2002    8.7%
   2003    4.9%


Section 1  The Funds

During the ten years ended December 31, 2003, the highest and lowest quarterly returns were 7.71% and -6.39%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2003
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            0.50%     4.03%     4.83%
                Class B                    0.24%     3.99%     4.65%
                Class C                    4.44%     4.38%     4.60%
                Class R                    5.21%     5.13%     5.48%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           0.50%     4.02%     4.79%
                 After Taxes on
                   Distributions and
                   Sale of Shares          1.88%     4.12%     4.81%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  5.31%     5.83%     6.02%
                Lipper Peer Group/3/       4.91%     5.11%     5.26%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/04 was -1.15%.
 2. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets

         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .47%  .47%  .47% .47%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .14%  .15%  .14% .14%
         Total Annual Fund Operating
         Expenses--Gross+                        .81% 1.57% 1.36% .61%

  +After Expense Reimbursements

               Expense Reimbursements       --% (.01%)   --%  --%
               Total Annual Fund Operating
               Expenses--Net               .81% 1.56%  1.36% .61%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  499 $  560 $  138 $ 62 $  499 $  160 $  138 $ 62
         3 Years    $  668 $  796 $  431 $195 $  668 $  496 $  431 $195
         5 Years    $  851 $  955 $  745 $340 $  851 $  855 $  745 $340
         10 Years   $1,380 $1,663 $1,635 $762 $1,380 $1,663 $1,635 $762

 3. Peer Group returns represent the performance of the Lipper National Insured Municipal Debt Index, an index that represents the average annualized returns of the 10 largest funds in the Lipper National Insured Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Intermediate Duration Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade quality bonds of various maturities with a weighted average duration of between three and ten years. The adviser intends to maintain portfolio duration within a defined range (currently between 4.5 and seven years) over time in order to be classified as an intermediate fund.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce interest rate risk through a lower duration portfolio; or .. Reduce taxes on investment income.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2003. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns
1994   -2.1%
1995   15.0%
1996    4.0%
1997    8.9%
1998    6.0%
1999   -3.4%
2000   10.3%
2001    4.8%
2002    6.8%
2003    3.4%


Section 1  The Funds

During the ten years ended December 31, 2003, the highest and lowest quarterly returns were 5.60% and -3.20%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2003
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)             0.25%    3.63%     4.91%
                Class B                    -1.36%    3.32%     4.63%
                Class C                     2.86%    3.70%     4.59%
                Class R                     3.55%    4.48%     5.46%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions            0.07%    3.54%     4.80%
                 After Taxes on
                   Distributions and
                   Sale of Shares           1.85%    3.75%     4.86%
                -------------------------------------------------------
                Lehman Brothers 7-Year
                  Municipal Bond Index/2/   5.45%    5.92%     5.85%
                Lipper Peer Group/3/        5.34%    4.90%     5.30%


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 3.00%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/04 was -0.02%.
 2. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets

         Share Class                              A     B     C    R
         -------------------------------------------------------------
         Management Fees                         .45%  .45%  .45% .45%
         12b-1 Distribution and Service Fees/11/ .20%  .95%  .75%   --
         Other Expenses                          .13%  .13%  .13% .13%
         Total Annual Fund Operating
         Expenses                                .78% 1.53% 1.33% .58%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  377 $  556 $  135 $ 59 $  377 $  156 $  135 $ 59
         3 Years    $  542 $  783 $  421 $186 $  542 $  483 $  421 $186
         5 Years    $  720 $  934 $  729 $324 $  720 $  834 $  729 $324
         10 Years   $1,237 $1,621 $1,601 $726 $1,237 $1,621 $1,601 $726

 3. Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]

                                          Nuveen Limited Term Municipal Bond
Fund


Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued limited-term municipal bonds that offer potentially above-average total return. The adviser invests in a diversified portfolio of investment-grade bonds with short- to intermediate-term maturities.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and by diversifying its investment portfolio geographically.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry greater credit risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Lower interest rate risk.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2003. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1994 -1.9%
1995 10.3%
1996  4.1%
1997  6.9%
1998  5.0%
1999 -0.2%
2000  6.2%
2001  5.4%
2002  6.4%
2003  4.3%


Section 1  The Funds

During the ten years ended December 31, 2003, the highest and lowest quarterly returns were 3.47% and -2.34%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.

                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2003
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            1.62%     3.84%     4.31%
                Class C                    3.81%     3.99%     4.21%
                Class R                    4.40%     4.56%     4.69%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           1.62%     3.84%     4.31%
                 After Taxes on
                   Distributions and
                   Sale of Shares          2.25%     3.89%     4.33%
                -------------------------------------------------------
                Lehman Brothers 5-Year
                  Municipal Bond Index/2/  4.12%     5.57%     5.42%
                Lipper Peer Group/3/       3.69%     4.52%     4.41%

What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

               Share Class                     A        C    R/5/
               --------------------------------------------------
               Maximum Sales Charge Imposed
               on Purchases                 2.50%/6/ None    None
               Maximum Sales Charge Imposed
               on Reinvested Dividends       None    None    None
               Exchange Fees                 None    None    None
               Deferred Sales Charge/7/      None/8/   1%/9/ None

 1. Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/04 was -0.52%.
 2. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. You cannot invest directly in an index.

 Annual Fund Operating Expenses


Paid From Fund Assets

            Share Class                              A     C    R
            -------------------------------------------------------
            Management Fees                         .42%  .42% .42%
            12b-1 Distribution and Service Fees/10/ .20%  .55%   --
            Other Expenses                          .11%  .11% .11%
            Total Annual Fund Operating
            Expenses                                .73% 1.08% .53%

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                               Redemption       No Redemption
               Share Class   A      C     R     A      C     R
               -------------------------------------------------
               1 Year      $  323 $  110 $ 54 $  323 $  110 $ 54
               3 Years     $  478 $  343 $170 $  478 $  343 $170
               5 Years     $  646 $  595 $296 $  646 $  595 $296
               10 Years    $1,134 $1,317 $665 $1,134 $1,317 $665

 3. Peer Group returns reflect the performance of the Lipper National Short Intermediate Municipal Debt Index, an index that represents the average annualized returns of the 10 largest funds in the Lipper National Short Intermediate Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
10. Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                                           Who Manages the Funds

                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.

                       Nuveen Advisory is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen and its affiliates have approximately $100 billion in assets under management. Nuveen is a publicly-traded company and is a majority-owned subsidiary of the St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.

                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                       John V. Miller is the portfolio manager for the High Yield Fund. Mr. Miller, a Chartered Financial Analyst, joined Nuveen's investment management team as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller was promoted to Vice President of Nuveen in 2002. He was previously an analyst with C.W. Henderson & Assoc., a municipal bond manager for private accounts. Currently, he manages investments for four Nuveen-sponsored investment companies.

                       J. Thomas Futrell is the portfolio manager for the All-American Fund. Mr. Futrell, a Vice President of Nuveen Advisory, has been portfolio manager for Nuveen Advisory since 1986. He is a Chartered Financial Analyst and is director of municipal research for Nuveen Advisory.

                       Daniel S. Solender is the portfolio manager for the Limited Term Fund (since November 2003) and the Insured Fund (since May 2004). Mr. Solender has served as Vice President of Nuveen Advisory and Nuveen Institutional Advisory Corp. since July 2003. Prior thereto, Mr. Solender was Principal and portfolio


Section 2  How We Manage Your Money
                       manager for The Vanguard Group since 1999. Prior thereto, Mr. Solender was a portfolio manager for Nuveen Advisory. He is a Chartered Financial Analyst and currently manages 26 Nuveen-sponsored investment companies.

                       William M. Fitzgerald, a Chartered Financial Analyst, is the portfolio manager for the Intermediate Duration Fund. Mr. Fitzgerald has been the portfolio manager for the fund since 2003. Mr. Fitzgerald has been a portfolio manager for Nuveen Advisory since 1990. Mr. Fitzgerald has been Managing Director of Nuveen Advisory since 2001, and was previously Vice President of Nuveen Advisory.

                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

             Nuveen High Yield Municipal Bond Fund            .59%
             Nuveen All-American Municipal Bond Fund          .49%
             Nuveen Insured Municipal Bond Fund               .47%
             Nuveen Intermediate Duration Municipal Bond Fund .45%
             Nuveen Limited Term Municipal Bond Fund          .42%

                       As approved by the Board of Trustees, a complex-wide fee schedule for all funds managed by the Adviser and its affiliates went into effect on August 1, 2004. The implementation of this complex-wide fee schedule resulted in a marginal immediate decrease in the rate at which management fees are paid by the funds. As assets in the Nuveen Fund complex grow, the management fee rates to be paid by the funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the funds if the complex-wide fee schedule were not implemented.


                                                 [GRAPHIC]

                                    What Securities We Invest In

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for


                                            Section 2  How We Manage Your Money
                       incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Credit Quality

                       The All-American, Insured, Intermediate Duration and Limited Term Funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by Nuveen Advisory. Each of these funds, except the Insured Fund, will invest at least 80% of its net assets in investment-grade quality municipal bonds. The Insured Fund will invest at least 80% of its net assets in insured municipal bonds.

                       High Yield Fund. Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality municipal bonds rated BBB/Baa or lower by independent rating agencies, or if unrated, judged by Nuveen Advisory to be of comparable quality. The High Yield Fund may invest up to 10% of its net assets in defaulted municipal bonds. "Defaulted" means that the bond's issuer has not paid principal or interest on time. Municipal bonds that are rated below investment grade (BB/Ba or lower) are commonly known as "high yield," "high risk" or "junk" bonds. They typically offer higher yields but involve greater risks, including the possibility of default or bankruptcy, and increased market price volatility.

                       The High Yield Fund may invest in higher quality municipal bonds (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The High Yield Fund may do this as a temporary defensive measure, in response to unusual market conditions, when there is a lack of acceptable lower rated bonds or at times when yield spreads do not justify the increased risks of investing in lower rated bonds. If the High Yield Fund invests in higher quality municipal bonds, it may not be able to achieve its investment objectives.

                       Portfolio Maturity and Duration

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The High Yield, Insured and All-American Funds are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years.

                       The Intermediate Duration Fund maintains a weighted average portfolio duration of 3 to 10 years. Maturity measures the time until a bond makes its final payment. Duration measures the bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates. The adviser intends to maintain the Intermediate Duration Fund's duration within a defined


Section 2  How We Manage Your Money
                       range (currently between 4.5 and 7 years) over time in order to be classified as an intermediate fund.

                       Inverse Floating Rate Securities

                       Each fund may invest up to 15% of its total assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and which therefore are a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and
                       (2) if long-term interest rates rise (fall), the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. These securities generally are illiquid. The funds will seek to buy these securities at attractive values and yields that more than compensate the funds for their higher income and price volatility and reduced liquidity.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. Also, the High Yield Fund may invest up to 15% of its assets in forwards that do not serve to replace a specific bond.

                       Insurance (Insured Fund)

                       The Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by the fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the Insured Fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies may include, but are not limited to, MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The Insured Fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by


                                            Section 2  How We Manage Your Money

                       Moody's, S&P or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

                       The Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by Nuveen Advisory. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.


                                                 [GRAPHIC]

                                         How We Select Investments

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                                            What the Risks Are

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make


Section 2  How We Manage Your Money
                       interest and principal payments due to changing financial or market conditions. Credit risk is higher for the High Yield Fund because it invests in lower-rated municipal bonds.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                                            How We Manage Risk

                       In pursuit of its investment objectives, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

                       The Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets). This limitation does not apply to the High Yield Fund.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                                       What Share Classes We Offer
                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the High Yield, All-American and Insured Funds is as follows:


                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       4.20%                4.38%                  3.70%
 $50,000 but less than $100,000          4.00%                4.18%                  3.50%
 $100,000 but less than
 $250,000                                3.50%                3.63%                  3.00%
 $250,000 but less than
 $500,000                                2.50%                2.56%                  2.00%
 $500,000 but less than
 $1,000,000                              2.00%                2.04%                  1.50%
 $1,000,000 and over                     --/1/                   --               1.00%/1/

                       The up-front Class A sales charge for the Intermediate Duration Fund is as follows:


                                                                              Authorized Dealer
                                 Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase               Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                       3.00%                3.09%                  2.50%
 $50,000 but less than $100,000          2.50%                2.56%                  2.00%
 $100,000 but less than
 $250,000                                2.00%                2.04%                  1.50%
 $250,000 but less than
 $500,000                                1.50%                1.52%                  1.25%
 $500,000 but less than
 $1,000,000                              1.25%                1.27%                  1.00%
 $1,000,000 and over                     --/1/                   --               0.75%/1/

Section 3  How You Can Buy and Sell Shares

                       The up-front Class A sales charge for the Limited Term Fund is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                           2.50%                2.56%                  2.00%
 $50,000 but less than $100,000              2.00                 2.04                   1.60
 $100,000 but less than $250,000             1.50                 1.52                   1.20
 $250,000 but less than $500,000             1.25                 1.27                   1.00
 $500,000 but less than $1,000,000           0.75                 0.76                   0.60
 $1,000,000 and over                        --/1/                   --                0.50/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Duration Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Limited Term Fund does not currently offer Class B shares.

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

                                                             Over
               Years Since Purchase  0-1 1-2 2-3 3-4 4-5 5-6  6
                      CDSC           5%  4%  4%  3%  2%  1%  None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% (.55% for the Limited Term Fund) of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% (.35% for the Limited Term Fund) distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year's

                                     Section 3  How You Can Buy and Sell Shares
                       service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                   [GRAPHIC]

                        How to Reduce Your Sales Charge

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

 Class A Sales Charge     Class A Sales Charge      Class R Eligibility
 Reductions               Waivers                   .Certain employees and
 . Rights of accumulation .Nuveen Defined             directors of Nuveen or
 . Letter of intent         Portfolio                 employees of authorized
 . Group purchase           reinvestment              dealers
                          .Certain employees        .Bank trust departments
                            and directors of
                            Nuveen or employees
                            of authorized dealers
                          .Bank trust
                            departments

                       Class A shares may be purchased at net asset value when reinvesting distributions from Nuveen Mutual Funds and Nuveen Defined Portfolios. Class A shares may also be purchased at net asset value when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger. In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or in the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's Website at www.nuveen.com. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                                             How To Buy Shares
                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen

Section 3  How You Can Buy and Sell Shares
                       receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                       Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                                           Systematic Investing

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or by exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                                     Section 3  How You Can Buy and Sell Shares

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                                                           [CHART]




                                                 [GRAPHIC]

                                           Systematic Withdrawal

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                                             Special Services

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "How to Sell Shares--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                                            How to Sell Shares

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the

                                     Section 3  How You Can Buy and Sell Shares

                       CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                       Frequent Trading

                       The funds are intended for long-term investment, and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Section 3  How You Can Buy and Sell Shares

                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

                       The funds' Frequent Trading Policy limits an investor to four "round trip trades" in a 12-month period and to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip trade that exceeds a stated dollar amount (which amount may vary by fund or over time), or who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade) that do not abide by the special order placement rules in the Policy will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account.

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy.

                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Purchases and Redemptions--Frequent Trading Policy" in the Statement of Additional Information.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                    [GRAPHIC]

                       Dividends, Distributions and Taxes

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds, the regular monthly dividends you receive will generally be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. These distributions may also be subject to state and local tax. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the fund may affect the taxation of your benefits.

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                     -------------------------------------------------------
                      25%          4.00%          5.33%    6.67%    8.00%
                      28%          4.17%          5.56%    6.94%    8.33%
                      33%          4.48%          5.97%    7.46%    8.96%
                      35%          4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                    [GRAPHIC]

                         Distribution and Service Plans

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See "What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2003, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                                 [GRAPHIC]

                                             Net Asset Value

                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The

Section 4  General Information
                       result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on various factors including prices of comparable municipal bonds.


                                                 [GRAPHIC]

                                          Fund Service Providers

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                                 Section 4  General Information

Section 5  Financial Highlights

                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended April 30, 2004, April 30, 2003, and April 30, 2002 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.

Nuveen High Yield Municipal Bond Fund


Class
(Inception               Investment Operations          Less Distributions
Date)                ----------------------------  ---------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                      Ending              Ending
           Beginning        Net Investment                Net                      Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital           Asset     Total    Assets
April 30,      Value  Income(a)     (Loss)   Total     Income    Gains    Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (6/99)
  2004        $19.67      $1.24     $  .88  $2.12      $(1.24)   $  --  $(1.24) $20.55     11.01% $257,187
  2003         19.88       1.21       (.13)  1.08       (1.24)    (.05)  (1.29)  19.67      5.56    91,793
  2002         18.93       1.33        .84   2.17       (1.22)      --   (1.22)  19.88     11.73    33,911
  2001         18.60       1.19        .34   1.53       (1.20)      --   (1.20)  18.93      8.52    14,899
  2000(d)      20.00       1.06      (1.61)  (.55)       (.85)      --    (.85)  18.60     (2.69)    5,291

Class B (6/99)
  2004         19.65       1.09        .88   1.97       (1.09)      --   (1.09)  20.53     10.21   101,693
  2003         19.87       1.07       (.15)   .92       (1.09)    (.05)  (1.14)  19.65      4.73    58,372
  2002         18.91       1.19        .85   2.04       (1.08)      --   (1.08)  19.87     10.97    28,691
  2001         18.58       1.06        .33   1.39       (1.06)      --   (1.06)  18.91      7.70    10,958
  2000(d)      20.00        .93      (1.61)  (.68)       (.74)      --    (.74)  18.58     (3.36)    2,465

Class C (6/99)
  2004         19.66       1.13        .88   2.01       (1.13)      --   (1.13)  20.54     10.43   156,610
  2003         19.88       1.10       (.14)   .96       (1.13)    (.05)  (1.18)  19.66      4.94    43,463
  2002         18.93       1.22        .85   2.07       (1.12)      --   (1.12)  19.88     11.13    13,485
  2001         18.59       1.09        .35   1.44       (1.10)      --   (1.10)  18.93      7.96     4,675
  2000(d)      20.00        .96      (1.60)  (.64)       (.77)      --    (.77)  18.59     (3.16)    1,694

Class R (6/99)
  2004         19.67       1.28        .88   2.16       (1.28)      --   (1.28)  20.55     11.24    19,073
  2003         19.89       1.27       (.16)  1.11       (1.28)    (.05)  (1.33)  19.67      5.73     8,627
  2002         18.94       1.37        .84   2.21       (1.26)      --   (1.26)  19.89     11.96     7,096
  2001         18.61       1.20        .37   1.57       (1.24)      --   (1.24)  18.94      8.72     2,845
  2000(d)      20.00       1.05      (1.56)  (.51)       (.88)      --    (.88)  18.61     (2.50)    5,249
-----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(c)    Assets(c)       Rate
----------------------------------------------

Class A (6/99)
  2004            .95%        6.07%        18%
  2003           1.17         6.12         24
  2002           1.09         6.76         21
  2001           1.22         6.36         11
  2000(d)         .77*        6.22*        56

Class B (6/99)
  2004           1.70         5.33         18
  2003           1.91         5.39         24
  2002           1.84         6.02         21
  2001           1.97         5.63         11
  2000(d)        1.51*        5.42*        56

Class C (6/99)
  2004           1.51         5.52         18
  2003           1.73         5.57         24
  2002           1.64         6.19         21
  2001           1.78         5.81         11
  2000(d)        1.31*        5.62*        56

Class R (6/99)
  2004            .75         6.27         18
  2003            .93         6.37         24
  2002            .89         6.94         21
  2001           1.09         6.43         11
  2000(d)         .57*        6.11*        56
----------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .95%, 1.69%, 1.50% and .75% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 6.07%, 5.33%, 5.52% and 6.28% for classes A, B, C and R, respectively.
(d) For the period June 7, 1999 (commencement of operations) through April 30, 2000.
*  Annualized.

Section 5  Financial Highlights

Nuveen All-American Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value  Income(a)     (Loss)   Total     Income    Gains   Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------

Class A (10/88)
   2004       $10.94       $.54     $ (.18) $ .36       $(.55)   $  --  $(.55) $10.75      3.31% $224,903
   2003        10.83        .57        .12    .69        (.58)      --   (.58)  10.94      6.54   228,695
   2002        10.70        .59        .11    .70        (.57)      --   (.57)  10.83      6.61   232,260
   2001        10.33        .57        .36    .93        (.56)      --   (.56)  10.70      9.23   246,468
   2000        11.43        .56      (1.08)  (.52)       (.56)    (.02)  (.58)  10.33     (4.48)  259,004

Class B (2/97)
   2004        10.95        .46       (.18)   .28        (.46)      --   (.46)  10.77      2.62    43,771
   2003        10.84        .49        .12    .61        (.50)      --   (.50)  10.95      5.73    46,719
   2002        10.71        .51        .10    .61        (.48)      --   (.48)  10.84      5.79    43,402
   2001        10.34        .49        .36    .85        (.48)      --   (.48)  10.71      8.41    37,370
   2000        11.44        .49      (1.09)  (.60)       (.48)    (.02)  (.50)  10.34     (5.21)   32,536

Class C (6/93)
   2004        10.93        .48       (.17)   .31        (.49)      --   (.49)  10.75      2.83    71,038
   2003        10.82        .51        .12    .63        (.52)      --   (.52)  10.93      5.94    70,466
   2002        10.69        .53        .10    .63        (.50)      --   (.50)  10.82      6.01    68,617
   2001        10.32        .51        .36    .87        (.50)      --   (.50)  10.69      8.63    68,025
   2000        11.42        .51      (1.09)  (.58)       (.50)    (.02)  (.52)  10.32     (5.02)   67,577

Class R (2/97)
   2004        10.96        .56       (.17)   .39        (.57)      --   (.57)  10.78      3.57     5,534
   2003        10.85        .59        .12    .71        (.60)      --   (.60)  10.96      6.71     5,177
   2002        10.71        .61        .12    .73        (.59)      --   (.59)  10.85      6.88     4,449
   2001        10.34        .59        .36    .95        (.58)      --   (.58)  10.71      9.41     2,546
   2000        11.44        .59      (1.08)  (.49)       (.59)    (.02)  (.61)  10.34     (4.29)    3,111
----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(c)    Assets(c)       Rate
----------------------------------------------

Class A (10/88)
   2004           .82%        4.92%        25%
   2003           .81         5.22         25
   2002           .81         5.40         29
   2001           .87         5.33         27
   2000           .84         5.29         53

Class B (2/97)
   2004          1.57         4.17         25
   2003          1.56         4.47         25
   2002          1.56         4.65         29
   2001          1.62         4.59         27
   2000          1.59         4.54         53

Class C (6/93)
   2004          1.37         4.37         25
   2003          1.36         4.67         25
   2002          1.36         4.85         29
   2001          1.42         4.78         27
   2000          1.39         4.73         53

Class R (2/97)
   2004           .62         5.12         25
   2003           .61         5.42         25
   2002           .60         5.62         29
   2001           .67         5.54         27
   2000           .64         5.50         53
----------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .81%, 1.56%, 1.36% and .61% for classes A, B, C and R, respectively, and 4.92%, 4.18%, 4.37% and 5.12% for classes A, B, C and R, respectively.

                                                Section 5  Financial Highlights

Nuveen Insured Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    --------

                                       Net
                                 Realized/
                                Unrealized                                     Ending              Ending
           Beginning        Net Investment                Net                     Net                 Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total    Assets
April 30,      Value  Income(a)     (Loss)   Total     Income    Gains   Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------

Class A (9/94)
   2004       $11.19       $.49      $(.32) $ .17       $(.50)   $  --  $(.50) $10.86      1.50% $200,862
   2003        10.78        .51        .42    .93        (.52)      --   (.52)  11.19      8.80   193,907
   2002        10.71        .53        .08    .61        (.54)      --   (.54)  10.78      5.75   142,345
   2001        10.35        .54        .36    .90        (.54)      --   (.54)  10.71      8.86   120,700
   2000        11.16        .54       (.79)  (.25)       (.54)    (.02)  (.56)  10.35     (2.19)  109,729

Class B (2/97)
   2004        11.20        .41       (.34)   .07        (.41)      --   (.41)  10.86       .65    44,231
   2003        10.78        .43        .43    .86        (.44)      --   (.44)  11.20      8.07    44,579
   2002        10.72        .45        .07    .52        (.46)      --   (.46)  10.78      4.87    30,529
   2001        10.35        .46        .37    .83        (.46)      --   (.46)  10.72      8.17    24,161
   2000        11.16        .46       (.79)  (.33)       (.46)    (.02)  (.48)  10.35     (2.94)   17,035

Class C (9/94)
   2004        11.11        .43       (.33)   .10        (.43)      --   (.43)  10.78       .91    35,547
   2003        10.69        .45        .42    .87        (.45)      --   (.45)  11.11      8.31    33,172
   2002        10.63        .46        .07    .53        (.47)      --   (.47)  10.69      5.05    21,871
   2001        10.26        .48        .36    .84        (.47)      --   (.47)  10.63      8.36    14,858
   2000        11.05        .47       (.77)  (.30)       (.47)    (.02)  (.49)  10.26     (2.64)   10,990

Class R (12/86)
   2004        11.16        .51       (.32)   .19        (.52)      --   (.52)  10.83      1.67   634,616
   2003        10.74        .53        .43    .96        (.54)      --   (.54)  11.16      9.10   678,397
   2002        10.68        .55        .06    .61        (.55)      --   (.55)  10.74      5.84   653,220
   2001        10.31        .56        .37    .93        (.56)      --   (.56)  10.68      9.18   640,759
   2000        11.11        .56       (.78)  (.22)       (.56)    (.02)  (.58)  10.31     (1.94)  636,872
----------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(c)    Assets(c)       Rate
----------------------------------------------

Class A (9/94)
   2004           .81%        4.43%        16%
   2003           .81         4.66         31
   2002           .84         4.86         35
   2001           .83         5.10         20
   2000           .83         5.09         44

Class B (2/97)
   2004          1.57         3.68         16
   2003          1.56         3.91         31
   2002          1.59         4.11         35
   2001          1.58         4.35         20
   2000          1.59         4.35         44

Class C (9/94)
   2004          1.36         3.88         16
   2003          1.36         4.10         31
   2002          1.39         4.31         35
   2001          1.38         4.55         20
   2000          1.38         4.54         44

Class R (12/86)
   2004           .61         4.63         16
   2003           .61         4.86         31
   2002           .64         5.06         35
   2001           .63         5.30         20
   2000           .63         5.28         44
----------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .81%, 1.56%, 1.36% and .61% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.43%, 3.69%, 3.88% and 4.63% for classes A, B, C and R, respectively.

Section 5  Financial Highlights

Nuveen Intermediate Duration Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions
Date)                ----------------------------  --------------------------                    ----------

                                       Net
                                 Realized/
                                Unrealized                                     Ending                Ending
           Beginning        Net Investment                Net                     Net                   Net
Year Ended Net Asset Investment       Gain         Investment  Capital          Asset     Total      Assets
April 30,      Value  Income(a)     (Loss)   Total     Income    Gains   Total  Value Return(b)       (000)
------------------------------------------------------------------------------------------------------------

Class A (6/95)
   2004        $9.32       $.39      $(.22) $ .17       $(.41)   $(.07) $(.48)  $9.01      1.86% $  234,434
   2003         9.27        .44        .10    .54        (.44)    (.05)  (.49)   9.32      5.85     269,694
   2002         9.23        .45        .05    .50        (.45)    (.01)  (.46)   9.27      5.54     258,363
   2001         8.91        .45        .33    .78        (.45)    (.01)  (.46)   9.23      8.99     192,021
   2000         9.57        .45       (.65)  (.20)       (.45)    (.01)  (.46)   8.91     (2.02)    116,621

Class B (2/97)
   2004         9.33        .32       (.22)   .10        (.34)    (.07)  (.41)   9.02      1.07      37,167
   2003         9.27        .37        .10    .47        (.36)    (.05)  (.41)   9.33      5.15      35,116
   2002         9.23        .38        .05    .43        (.38)    (.01)  (.39)   9.27      4.73      18,837
   2001         8.91        .38        .34    .72        (.39)    (.01)  (.40)   9.23      8.19      12,912
   2000         9.57        .39       (.66)  (.27)       (.38)    (.01)  (.39)   8.91     (2.78)     11,560

Class C (6/95)
   2004         9.33        .34       (.22)   .12        (.36)    (.07)  (.43)   9.02      1.27      62,461
   2003         9.27        .39        .10    .49        (.38)    (.05)  (.43)   9.33      5.35      48,890
   2002         9.22        .40        .06    .46        (.40)    (.01)  (.41)   9.27      5.05      31,690
   2001         8.90        .40        .33    .73        (.40)    (.01)  (.41)   9.22      8.36      18,421
   2000         9.57        .40       (.66)  (.26)       (.40)    (.01)  (.41)   8.90     (2.71)      6,920

Class R (11/76)
   2004         9.33        .41       (.22)   .19        (.43)    (.07)  (.50)   9.02      2.06   2,373,846
   2003         9.28        .46        .09    .55        (.45)    (.05)  (.50)   9.33      6.05   2,557,682
   2002         9.24        .47        .05    .52        (.47)    (.01)  (.48)   9.28      5.74   2,550,022
   2001         8.91        .47        .34    .81        (.47)    (.01)  (.48)   9.24      9.32   2,531,085
   2000         9.58        .47       (.66)  (.19)       (.47)    (.01)  (.48)   8.91     (1.93)  2,495,259
------------------------------------------------------------------------------------------------------------

Class
(Inception Ratios/Supplemental Data
Date)      -----------------------  ---------
                          Ratio of
                               Net
             Ratio of   Investment
             Expenses    Income to
           to Average      Average  Portfolio
Year Ended        Net          Net   Turnover
April 30,   Assets(c)    Assets(c)       Rate
----------------------------------------------

Class A (6/95)
   2004           .78%        4.23%        63%
   2003           .79         4.67         28
   2002           .80         4.83         15
   2001           .79         4.90          9*
   2000           .80         5.01         13

Class B (2/97)
   2004          1.53         3.48         63
   2003          1.54         3.93         28
   2002          1.55         4.08         15
   2001          1.54         4.15          9*
   2000          1.55         4.27         13

Class C (6/95)
   2004          1.33         3.66         63
   2003          1.34         4.12         28
   2002          1.35         4.28         15
   2001          1.34         4.35          9*
   2000          1.35         4.47         13

Class R (11/76)
   2004           .58         4.44         63
   2003           .59         4.87         28
   2002           .60         5.03         15
   2001           .59         5.11          9*
   2000           .59         5.21         13
----------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .78%, 1.53%, 1.33% and .58% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.24%, 3.48%, 3.67% and 4.44% for classes A, B, C and R, respectively.
* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.

                                                Section 5  Financial Highlights

Nuveen Limited Term Municipal Bond Fund


Class
(Inception               Investment Operations         Less Distributions                                Ratios/Supplemental Data
Date)                ----------------------------  -------------------------                    -------- -----------------------
                                                                                                                        Ratio of
                                       Net                                                                                   Net
                                 Realized/                                                                 Ratio of   Investment
                                Unrealized                                    Ending              Ending   Expenses    Income to
           Beginning        Net Investment                Net                    Net                 Net to Average      Average
Year Ended Net Asset Investment       Gain         Investment  Capital         Asset     Total    Assets        Net          Net
April 30,      Value  Income(a)     (Loss)   Total     Income    Gains  Total  Value Return(b)     (000)  Assets(c)    Assets(c)
----------------------------------------------------------------------------------------------------------------------------------

Class A (10/87)
   2004       $10.86       $.37      $(.10) $ .27       $(.35)     $-- $(.35) $10.78      2.53% $523,396        .73%        3.36%
   2003        10.72        .42        .16    .58        (.44)      --  (.44)  10.86      5.52   508,735        .73         3.85
   2002        10.63        .48        .10    .58        (.49)      --  (.49)  10.72      5.54   405,542        .75         4.46
   2001        10.35        .49        .28    .77        (.49)      --  (.49)  10.63      7.62   359,383        .76         4.65
   2000        10.89        .49       (.55)  (.06)       (.48)      --  (.48)  10.35      (.57)  382,808        .73         4.63

Class C (12/95)
   2004        10.84        .33       (.09)   .24        (.32)      --  (.32)  10.76      2.20   355,503       1.08         3.01
   2003        10.70        .37        .18    .55        (.41)      --  (.41)  10.84      5.18   330,728       1.08         3.45
   2002        10.61        .44        .10    .54        (.45)      --  (.45)  10.70      5.20   148,198       1.09         4.11
   2001        10.34        .45        .28    .73        (.46)      --  (.46)  10.61      7.16    75,476       1.11         4.30
   2000        10.87        .45       (.54)  (.09)       (.44)      --  (.44)  10.34      (.82)   77,228       1.08         4.28

Class R (2/97)
   2004        10.82        .39       (.09)   .30        (.38)      --  (.38)  10.74      2.77    11,931        .53         3.56
   2003        10.68        .43        .18    .61        (.47)      --  (.47)  10.82      5.77     8,308        .53         3.99
   2002        10.60        .50        .09    .59        (.51)      --  (.51)  10.68      5.70     3,219        .52         4.64
   2001        10.33        .51        .28    .79        (.52)      --  (.52)  10.60      7.78       384        .56         4.84
   2000        10.87        .51       (.55)  (.04)       (.50)      --  (.50)  10.33      (.35)      335        .53         4.81
----------------------------------------------------------------------------------------------------------------------------------

Class
(Inception
Date)      ---------




           Portfolio
Year Ended  Turnover
April 30,       Rate
---------------------

Class A (10/87)
   2004           29%
   2003           31
   2002           26
   2001           22
   2000           37

Class C (12/95)
   2004           29
   2003           31
   2002           26
   2001           22
   2000           37

Class R (2/97)
   2004           29
   2003           31
   2002           26
   2001           22
   2000           37
---------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the investment adviser, where applicable.

Section 5  Financial Highlights

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

International
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The funds are series of the Nuveen Municipal Trust, whose Investment Company Act file number is 811-07873.

1. Long-term and insured long-term portfolios.


MPR-NAT-0804D NA

                                                                August 27, 2004

NUVEEN MUNICIPAL TRUST

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Municipal Trust dated August 27, 2004. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio...............................  S-2

Management of the Trust.................................................... S-19

Investment Adviser and Investment Management Agreement..................... S-33

Portfolio Transactions..................................................... S-38

Net Asset Value............................................................ S-39

Tax Matters................................................................ S-39

Additional Information on the Purchase and Redemption of Fund Shares....... S-44

Distribution and Service Plan.............................................. S-55

Independent Registered Public Accounting Firm, Custodian and Transfer Agent S-57

Financial Statements....................................................... S-57

Appendix A--Ratings of Investments.........................................  A-1

Appendix B--Description of Hedging Techniques..............................  B-1

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objectives and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each fund may invest up to 5% of its net assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets (this subparagraph (2) does not apply to the High Yield Fund).

      (3) Borrow money, except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities (this subparagraph (13) does not apply to the High Yield Fund).

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Municipal Trust, formerly Nuveen Flagship Municipal Trust (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1,

1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Intermediate Duration Municipal Bond Fund, formerly Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976, reorganized as a Massachusetts business trust on June 12, 1995, and name changed on or about August 28, 2000), the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen All-American Municipal Bond Fund, formerly Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Limited Term Municipal Bond Fund, formerly Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen High Yield Municipal Bond Fund. All of the Funds except the High Yield Fund are diversified for purposes of the 1940 Act.

   The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. The five series authorized and outstanding are divided into four classes of shares designated Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of the Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

   The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

   Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests primarily in a portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general,

Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of the Intermediate Duration, Insured, All-American, and Limited Term Funds will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. The investment assets of the High Yield Fund will consist of (1) Municipal Obligations rated BBB/Baa or lower (at least 65%), (2) unrated Municipal Obligations Nuveen Advisory judges of equivalent quality, and (3) temporary investments, the income from which may be subject to state income tax or both state and federal income taxes. Under normal circumstances, the High Yield Fund will invest at least 65% of its assets in medium- to low-quality bonds rated BBB/Baa or lower by S&P, Moody's or Fitch or are unrated fixed-income securities which, in the opinion of Nuveen Advisory, are of comparable quality. As a temporary defensive measure, in response to unusual market conditions, lack of acceptable supply or times when yield spreads do not justify the increased risks of investing in these securities, the Fund may invest in higher quality Municipal Obligations (those rated AAA/Aaa to A or, if unrated, judged by Nuveen Advisory to be of comparable quality) or in short-term, high-quality investments. The Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. "Defaulted" means that the municipal bond's issuer has not paid principal or interest on time. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

   High Yield Fund. Non-Investment Grade Debt Securities ("Junk Bonds"). Under normal circumstances, at least 65% of the High Yield Fund's net assets will be invested in medium- to low-quality Municipal Obligations. Municipal Obligations rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

      (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

      All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

      The value of a junk bond security will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

      (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

      (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bond securities and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by Nuveen Advisory than investments in investment grade debt securities. Nuveen Advisory employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. Nuveen Advisory continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      (4) Liquidity and Valuation. The High Yield Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bond securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bond securities, especially in a thinly traded market.

   The High Yield Fund may invest up to 10% of its net assets in defaulted Municipal Obligations. Municipal Obligations in the lowest rating categories may be in default and are generally regarded as having poor prospects of attaining any real investment standing. A default or expected default in a Municipal Obligation owned by the Fund could result in a significant decline in the value of that Municipal Obligation.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

   Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund (the "Insured Fund") will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"),
(2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund does not currently maintain a policy of Portfolio Insurance. The Insured Fund may in the future obtain policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Insured Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Insured Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's or AAA by S&P or Fitch. The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

   The Insured Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's, S&P or Fitch should downgrade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's, S&P or Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

   In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account that contains securities issued or guaranteed by the U.S. government or its agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been (1) advance refunded where the proceeds of the refunding have been used to purchase U.S. government or U.S. government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs that use the issuance proceeds to fund mortgages that are then exchanged for U.S. government or U.S. government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. government or U.S. government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

   Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value generally cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance from an insurer whose claims-paying ability is rated Aaa or AAA, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Insured Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be non-cancelable and will remain in effect so long as the Insured Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

   Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

   One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

   The Insured Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the Municipal Obligations that it holds.

   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2003 and 2004 fiscal year-ends of the Funds were:

                                                            Fiscal Year
                                                            -----------
                                                            2003  2004
                                                            ----  ----
           Nuveen High Yield Municipal Bond Fund........... 24%   18%

           Nuveen All-American Municipal Bond Fund.........  25    25

           Nuveen Insured Municipal Bond Fund..............  31    16

           Nuveen Intermediate Duration Municipal Bond Fund  28    63

           Nuveen Limited Term Municipal Bond Fund.........  31    29

When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate. The High Yield Fund also may invest up to 15% of its assets in forwards that do not serve to replace a specific portfolio bond.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio being hedged, or that the gain on the hedge may be less than the losses on the Fund's portfolio securities. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the hedging transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits, with respect to all currently effective hedging investments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Other Investment Policies and Techniques of the High Yield Fund

    Illiquid Securities

   The High Yield Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to Nuveen Advisory the day-to-day determination of the illiquidity of any fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed Nuveen Advisory to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant facts.

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

    Structured Notes

   The High Yield Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans references in such notes. The rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of leverage which magnifies the potential for gain and the risk of loss because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of the structured note.

    Mortgage-Backed Securities

   The High Yield Fund may invest in fixed-income obligations backed by a pool of mortgages. Mortgage-backed securities are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA) the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC) and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

    Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

    Standby Commitments

   The High Yield Fund may obtain standby commitments when it purchases Municipal Obligations. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by the Fund should exceed the current value of the underlying securities, the Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Nuveen Advisory, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when the Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value.

    Lending of Portfolio Securities

   The High Yield Fund may lend its portfolio securities, up to 33 1/3% of its total assets, including collateral received, to broker-dealers or institutional investors. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail.

    Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital- project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Trustees and Officers

   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 7, one of whom is an "interested person" (as the term is defined in the 1940 Act) and 6 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                        Number of
                                                                                       Portfolios
                         Positions and Offices                                           in Fund
                             with the Trust             Principal Occupations            Complex
    Name, Birthdate      and Year First Elected     Including Other Directorships      Overseen by
      and Address             or Appointed             During Past Five Years            Trustee
    ---------------      ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*   Chairman of the      Chairman and Director (since 1996)         145
3/28/49                    Boards and Trustee   of Nuveen Investments, Inc.,
333 West Wacker Drive      1996                 Nuveen Investments, LLC, Nuveen
Chicago, IL 60606                               Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.;
                                                Chairman and Director (since 1997)
                                                of Nuveen Asset Management, Inc.;
                                                Director (since 1996) of Institutional
                                                Capital Corporation; Chairman and
                                                Director (since 1999) of Rittenhouse
                                                Asset Management, Inc.; Chairman
                                                (since 2002) of Nuveen Investment
                                                Advisers Inc.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the 1940 Act, because he is an officer and director of Nuveen Advisory.

                                 Positions
                                and Offices
                                 with the                                     Number of
                                   Trust                                      Portfolios
                                 and Year                                      in Fund
                                   First          Principal Occupations        Complex
                                Elected or    Including Other Directorships    Overseen
  Name and Address    Birthdate  Appointed       During Past Five Years       by Trustee
  ----------------    --------- ----------- --------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner      8/22/40   Trustee,   Private Investor and                 145
333 West Wacker Drive            1997       Management Consultant.
Chicago, Il 60606

Lawrence H. Brown      7/29/34   Trustee,   Retired (since 1989) as Senior       145
333 West Wacker Drive            1993       Vice President of The Northern
Chicago, Il 60606                           Trust Company; Director (since
                                            2002) Community Advisory
                                            Board for Highland Park and
                                            Highwood, United Way of the
                                            North Shore.

Jack B. Evans         10/22/48   Trustee,   President, The Hall-Perrine          145
333 West Wacker Drive            2003       Foundation, a private
Chicago, IL 60606                           philanthropic corporation
                                            (since 1996); faculty member,
                                            University of Iowa; Director
                                            and Vice Chairman, United Fire
                                            Group; formerly, Director,
                                            Alliant Energy; Director,
                                            Gazette Companies, Coe
                                            College and Iowa College
                                            Foundation; formerly, Director,
                                            Federal Reserve Bank of
                                            Chicago; formerly, President
                                            and Chief Operating Officer,
                                            SCI Financial Group, Inc., a
                                            regional financial services firm.

                                 Positions
                                and Offices
                                 with the                                   Number of
                                   Trust                                    Portfolios
                                 and Year                                    in Fund
                                   First         Principal Occupations       Complex
                                Elected or   Including Other Directorships   Overseen
  Name and Address    Birthdate  Appointed      During Past Five Years      by Trustee
  ----------------    --------- ----------- ------------------------------- ----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

William C. Hunter**    3/16/48   Trustee,   Dean and Distinguished             145
333 West Wacker Drive            2004       Professor of Finance, School of
Chicago, IL 60606                           Business at the University of
                                            Connecticut (since 2003);
                                            previously, Senior Vice
                                            President and Director of
                                            Research at the Federal Reserve
                                            Bank of Chicago (1995-2003);
                                            Director (since 1997), Credit
                                            Research Center at Georgetown
                                            University; Director (since
                                            2004) of Xerox Corporation.

William J. Schneider   9/24/44   Trustee,   Senior Partner and Chief           145
333 West Wacker Drive            1997       Operating Officer, Miller-
Chicago, IL 60606                           Valentine Group, Vice
                                            President, Miller-Valentine
                                            Realty, a construction
                                            company; Chair, Miami Valley
                                            Hospital; Board Member,
                                            formerly, Chair, Dayton
                                            Development Coalition;
                                            formerly, Member, Community
                                            Advisory Board, National City
                                            Bank, Dayton, Ohio and
                                            Business Advisory Council,
                                            Cleveland Federal Reserve
                                            Bank.

Judith M. Stockdale   12/29/47   Trustee,   Executive Director, Gaylord        145
333 West Wacker Drive            1997       and Dorothy Donnelley
Chicago, IL 60606                           Foundation (since 1994); prior
                                            thereto, Executive Director,
                                            Great Lakes Protection Fund
                                            (from 1990 to 1994).

--------
 **Trustee Hunter was appointed to the Nuveen Funds' Board in 2004.

                                                                                  Number of
                                                                                 Portfolios
                     Positions and Offices                                         in Fund
                         with the Trust            Principal Occupations           Complex
  Name, Birthdate    and Year First Elected    Including Other Directorships     Overseen by
    and Address           or Appointed            During Past Five Years           Officer
  ---------------    ----------------------    -----------------------------     -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman    Chief               Managing Director (since 2002),          145
9/9/56                    Administrative    Assistant Secretary and Associate
333 W. Wacker Drive       Officer           General Counsel, formerly, Vice
Chicago, IL 60606       1996                President and Assistant General
                                            Counsel, of Nuveen Investments,
                                            LLC; Managing Director (since
                                            2002), General Counsel (since 1998)
                                            and Assistant Secretary, formerly,
                                            Vice President of Nuveen Advisory
                                            Corp. and Nuveen Institutional
                                            Advisory Corp.; Managing Director
                                            (since 2002) and Assistant Secretary
                                            and Associate General Counsel,
                                            formerly, Vice President (since
                                            2000) of Nuveen Asset Management,
                                            Inc.; Managing Director (since 2004)
                                            and Assistant Secretary (since 1994)
                                            of Nuveen Investments, Inc.;
                                            Assistant Secretary (since 2002) of
                                            NWQ Investment Management
                                            Company, LLC; Vice President and
                                            Assistant Secretary (since 2002) of
                                            Nuveen Investments Advisers Inc.;
                                            Managing Director, Associate
                                            General Counsel and Assistant
                                            Secretary (since 2003) of
                                            Rittenhouse Asset Management,
                                            Inc.; Chartered Financial Analyst.

Michael T. Atkinson     Vice President      Vice President (since 2002),             145
2/3/66                  2000                formerly, Assistant Vice President
333 W. Wacker Drive                         (since 2000), previously, Associate
Chicago, IL 60606                           of Nuveen Investments, LLC.

                                                                                  Number of
                                                                                 Portfolios
                    Positions and Offices                                          in Fund
                        with the Trust             Principal Occupations           Complex
  Name, Birthdate   and Year First Elected     Including Other Directorships     Overseen by
    and Address          or Appointed             During Past Five Years           Officer
  ---------------   ----------------------     -----------------------------     -----------

Peter H. D'Arrigo     Vice President and   Vice President (since 1999) of            145
11/28/67                Treasurer          Nuveen Investments, LLC, prior
333 W. Wacker Drive   1999                 thereto, Assistant Vice President
Chicago, IL 60606                          (from 1997); Vice President and
                                           Treasurer (since 1999) of Nuveen
                                           Investments, Inc.; Vice President
                                           and Treasurer (since 1999) of
                                           Nuveen Advisory Corp. and
                                           Nuveen Institutional Advisory
                                           Corp.; Vice President and Treasurer
                                           (since 2002) of Nuveen Asset
                                           Management, Inc. and of Nuveen
                                           Investment Advisers Inc.; Assistant
                                           Treasurer (since 2002) of NWQ
                                           Investment Management Company,
                                           LLC; Vice President and Treasurer
                                           (since 2003) of Rittenhouse Asset
                                           Management, Inc.; Chartered
                                           Financial Analyst.

Jessica R. Droeger    Vice President       Vice President (since 2002),              145
9/24/64                 and Secretary      Assistant Secretary and Assistant
333 W. Wacker Drive   2000                 General Counsel (since 1998)
Chicago, IL 60606                          formerly, Assistant Vice President
                                           (since 1998) of Nuveen Investments,
                                           LLC; Vice President (since 2002) and
                                           Assistant Secretary (since 1998)
                                           formerly, Assistant Vice President of
                                           Nuveen Advisory Corp. and Nuveen
                                           Institutional Advisory Corp.

Lorna C. Ferguson     Vice President       Managing Director (since 2004),           145
10/24/45              1998                 formerly, Vice President of Nuveen
333 W. Wacker Drive                        Investments, LLC, Nuveen Advisory
Chicago, IL 60606                          Corp. and Nuveen Institutional
                                           Advisory Corp.

                                                                                     Number of
                                                                                    Portfolios
                      Positions and Offices                                           in Fund
                          with the Trust             Principal Occupations            Complex
   Name, Birthdate    and Year First Elected     Including Other Directorships      Overseen by
     and Address           or Appointed             During Past Five Years            Officer
   ---------------    ----------------------     -----------------------------      -----------

William M. Fitzgerald   Vice President       Managing Director (since 2002),            145
3/2/64                  1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                          Investments; Managing Director
Chicago, IL 60606                            (since 1997), of Nuveen Advisory
                                             Corp. and Nuveen Institutional
                                             Advisory Corp.; Managing Director
                                             of Nuveen Asset Management, Inc.
                                             (since 2001); Vice President of
                                             Nuveen Investments Advisers Inc.
                                             (since 2002); Chartered Financial
                                             Analyst.

Stephen D. Foy          Vice President and   Vice President (since 1993) and            145
5/31/54                   Controller         Funds Controller (since 1998) of
333 W. Wacker Drive     1997                 Nuveen Investments, LLC; formerly,
Chicago, IL 60606                            Vice President and Funds Controller
                                             (from 1998-2004) of Nuveen
                                             Investments, Inc.; Certified Public
                                             Accountant.

David J. Lamb           Vice President       Vice President (since 2000) of             145
3/22/63                 2000                 Nuveen Investments, LLC,
333 W. Wacker Drive                          previously Assistant Vice President
Chicago, IL 60606                            (since 1999); prior thereto, Associate
                                             of Nuveen Investments; Certified
                                             Public Accountant.

Tina M. Lazar           Vice President       Vice President of Nuveen                   145
8/27/61                 2002                 Investments, LLC (since 1999); prior
333 West Wacker Drive                        thereto, Assistant Vice President
Chicago, IL. 60606                           (since 1993).

                                                                                   Number of
                                                                                  Portfolios
                    Positions and Offices                                           in Fund
                        with the Trust             Principal Occupations            Complex
  Name, Birthdate   and Year First Elected     Including Other Directorships      Overseen by
    and Address          or Appointed             During Past Five Years            Officer
  ---------------   ----------------------     -----------------------------      -----------

Larry W. Martin       Vice President and   Vice President, Assistant Secretary        145
7/27/51                 Assistant          and Assistant General Counsel of
333 W. Wacker Drive     Secretary          Nuveen Investments, LLC; Vice
Chicago, IL 60606     1997                 President and Assistant Secretary of
                                           Nuveen Advisory Corp. and Nuveen
                                           Institutional Advisory Corp.; Vice
                                           President (since 2004) and Assistant
                                           Secretary (since 1994) of Nuveen
                                           Investments, Inc.; Assistant Secretary
                                           (since 1997) of Nuveen Asset
                                           Management, Inc. ; Vice President
                                           (since 2000), Assistant Secretary and
                                           Assistant General Counsel (since
                                           1998) of Rittenhouse Asset
                                           Management, Inc.; Vice President
                                           and Assistant Secretary (since 2002)
                                           of Nuveen Investments Advisers
                                           Inc.; Assistant Secretary (since 2002)
                                           of NWQ Investment Management
                                           Company, LLC.

Edward F. Neild, IV   Vice President       Managing Director (since 2002),            145
7/7/65                1997                 formerly, Vice President of Nuveen
333 W. Wacker Drive                        Investments, LLC; Managing
Chicago, IL 60606                          Director (since 1997) of Nuveen
                                           Advisory Corp. and Nuveen
                                           Institutional Advisory Corp.;
                                           Managing Director (since 1999) of
                                           Nuveen Asset Management, Inc.;
                                           Chartered Financial Analyst.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. The Executive Committee did not hold any meetings during the last fiscal year.

   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown and William J. Schneider. The Audit Committee held four meetings during the last fiscal year.

   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, William J. Schneider and Judith M. Stockdale. The Nominating and Governance Committee held four meetings during the last fiscal year.

   The Dividend Committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. The Dividend Committee held four meetings during the last fiscal year.

   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, William J. Schneider, Chair, and Judith M. Stockdale. The Compliance, Risk Management and Regulatory Oversight Committee held two meetings during the last fiscal year.

   The Trustees of the Trust are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 93 Nuveen closed-end funds advised by Nuveen Advisory and 6 Nuveen open-end funds and 16 Nuveen closed-end funds advised by Nuveen Institutional Advisory Corp. ("NIAC").

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2003:

                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      William E. Bennett/1/..        $0               Over $100,000
      Robert P. Bremner......        $0               Over $100,000
      Lawrence H. Brown......        $0               Over $100,000
      Jack B. Evans..........        $0               Over $100,000
      William C. Hunter/2/...        $0                          $0
      Anne E. Impellizzeri/3/        $0               Over $100,000
      William L. Kissick/3/..        $0               Over $100,000
      Thomas E. Leafstrand/3/        $0               Over $100,000
      Peter R. Sawers/3/.....        $0               Over $100,000
      William S. Schneider...        $0               Over $100,000
      Timothy R. Schwertfeger        $0               Over $100,000
      Judith M. Stockdale....        $0               Over $100,000
      Sheila W. Wellington/3/        $0               Over $100,000

--------
/1/Mr. Bennett resigned as Trustee on April 30, 2004.

/2/Mr. Hunter became a Trustee on May 16, 2004.

/3/Trustees Impellizzeri, Kissick, Leafstrand, Sawers, and Wellington retired on June 30, 2004.

   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended April 30, 2004.

                          Aggregate      Amount of Total    Total Compensation
                         Compensation   Compensation that     from Trust and
 Name of Trustee         From Trust/1/ Has Been Deferred/2/  Fund Complex/3/
 ---------------         ------------  -------------------  ------------------
 William E. Bennett/4/..   $ 7,123           $ 7,108             $100,767
 Robert P. Bremner......   $10,184           $ 1,495             $110,417
 Lawrence H. Brown......   $10,779           $    --             $112,500
 Jack B. Evans..........   $ 7,921           $ 1,966             $102,000
 William C. Hunter/5/...   $ 1,559           $ 1,510             $ 17,125
 Anne E. Impellizzeri/6/   $ 9,728           $ 9,941             $101,600
 William L. Kissick/6/..   $ 6,746           $ 3,433             $ 88,250
 Thomas E. Leafstrand/6/   $ 7,841           $ 5,870             $102,100
 Peter R. Sawers/6/.....   $ 9,872           $10,021             $104,000
 William J. Schneider...   $10,470           $10,480             $112,917
 Judith M. Stockdale....   $ 9,690           $ 2,577             $101,750
 Sheila W. Wellington/6/   $ 6,652           $ 6,597             $ 85,500

--------
 /1/The compensation paid to the independent trustees for the fiscal year ended
   April 30, 2004 for services to the Trust.

 /2/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

 /3/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending April 30, 2004 for services to the open-end and closed-end funds advised by Nuveen Advisory and NIAC.

 /4/Mr. Bennett resigned as Trustee on April 30, 2004.

 /5/Mr. Hunter became a Trustee on May 16, 2004.

/6/Trustees Impellizzeri, Kissick, Leafstrand, Sawers, and Wellington retired on June 30, 2004.

Compensation

   For all Nuveen funds overseen, each trustee who is not affiliated with Nuveen Advisory receives a $65,000 annual retainer plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,000 per day for attendance in person at an audit committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the dividend committee; and (e) a fee of $500 per day for attendance in person at all other committee meetings on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required (except that the Executive Committee acting as the Pricing Committee will receive $100 per day), plus in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit,

Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by each Fund's adviser, Nuveen Advisory or NIAC (as applicable), on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. The Board Member affiliated with Nuveen and the Advisers serves without any compensation from the Funds.

   Under the Funds' retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not then reached the age or service period at which retirement would be called for under the retirement policy, retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.

   Nuveen Investments, Inc. maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of Nuveen Investments, Inc. Under the matching program, Nuveen Investments, Inc. will match the personal contributions of a trustee to
Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, Nuveen Investments, Inc. makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of Nuveen Investments, Inc. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by Nuveen Investments, Inc. under the direct program is made solely at the discretion of the Corporate Contributions Committee.

   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.

   The following table sets forth the percentage ownership of each person, who, as of August 4, 2004 owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                              Percentage
                                                                  of
        NAME OF FUND AND CLASS NAME AND ADDRESS OF OWNER      Ownership
        ---------------------- ------------------------------ ----------
           All-American--A     MLPF&S For the Sole Benefit      16.50%
                               of its Customers
                               Attn: Fund Admin. Sec 974T2
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


           All-American--B     MLPF&S For the Sole Benefit      27.72%
                               of its Customers
                               Attn: Fund Admin. Sec 97NB8
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


           All-American--C     MLPF&S For the Sole Benefit      41.95%
                               of its Customers
                               Attn: Fund Admin. 97BM0
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484


           All-American--R     Nikki L. Teik Ttee &              7.01%
                               Robert J. Teik Ttee
                               The Teik Family Trust
                               UA DTD 07/27/1998
                               20 Lakeside Dr.
                               S. Barrington, IL 60010-5311

                               Alice B. Bonnet                  11.67%
                               PO Box 669
                               La Porte, IN 46352-0669

                               Kenneth Z. Slater                20.80%
                               Richard J. Slater
                               The Kendall Trust U/A
                               6/20/02
                               c/o George Famigillo Jr. CPA
                               1634 Main St.
                               Sarasota, FL 34236-5811


           High Yield--A       MLPF&S                           10.89%
                               For its Customers
                               Attn: Fund Admin. 97E84
                               4800 Deer Lake Dr. E., Floor 3
                               Jacksonville, FL 32246-6484

                                                               Percentage
                                                                   of
       NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER      Ownership
       ----------------------   ------------------------------ ----------
       High Yield--B            MLPF&S                           20.40%
                                For its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       High Yield--C            MLPF&S                           34.45%
                                For its Customers
                                Attn: Fund Admin.
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       High Yield--R            Pershing, LLC                     7.67%
                                PO Box 2052
                                Jersey City, NJ 07303-2052

                                Kenneth Z. Slater                20.51%
                                Richard J. Slater
                                The Kendall Trust
                                c/o George Famigillo Jr. CPA
                                1634 Main St.
                                Sarasota, FL 34236-5811


       Insured--B               MLPF&S For the Benefit             12.32%
                                of its Customers
                                Attn: Fund Admin. 97NB1
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Insured--C               MLPF&S For the Benefit           16.38%
                                of its Customers
                                Attn: Fund Admin. 97GW6
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Intermediate Duration--A MLPF&S For the Benefit            7.62%
                                of its Customers
                                Attn: Fund Admin. 97GX8
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484

       Intermediate Duration--B MLPF&S For the Benefit           34.99%
                                of its Customers
                                Attn: Fund Admin. 97NB0
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484

                                                               Percentage
                                                                   of
       NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER      Ownership
       ----------------------   ------------------------------ ----------

       Intermediate Duration--C MLPF&S For the Benefit           45.61%
                                of its Customers
                                Attn: Fund Admin. 97GX9
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--A          MLPF&S For the Sole Benefit      21.32%
                                of its Customers
                                Attn: Fund Admin. Sec 973N5
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--C          MLPF&S For the Sole Benefit      50.05%
                                of its Customers
                                Attn: Fund Admin. 97HW4
                                4800 Deer Lake Dr. E., Floor 3
                                Jacksonville, FL 32246-6484


       Limited Term--R          Kenneth Z. Slater                43.59%
                                Richard J. Slater
                                The Kendall Trust
                                c/o George Famigillo Jr. CPA
                                1634 Main St.
                                Sarasota, FL 34236-5811


INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   Nuveen Advisory acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Nuveen High Yield Municipal Bond Fund and the Nuveen Limited Term Municipal Bond Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .5000%
                   For the next $125 million.....   .4875%
                   For the next $250 million.....   .4750%
                   For the next $500 million.....   .4625%
                   For the next $1 billion.......   .4500%
                   For the next $3 billion.......   .4250%
                   For net assets over $5 billion   .4125%

   The Nuveen High Yield Municipal Bond Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .6000%
                   For the next $125 million.....   .5875%
                   For the next $250 million.....   .5750%
                   For the next $500 million.....   .5625%
                   For the next $1 billion.......   .5500%
                   For net assets over $2 billion   .5250%

   The Nuveen Limited Term Municipal Bond Fund has agreed to pay an annual management fee at the rates set forth below:

                                                  Management
                   Average Daily Net Assets          Fee
                   ------------------------       ----------
                   For the first $125 million....   .4500%
                   For the next $125 million.....   .4375%
                   For the next $250 million.....   .4250%
                   For the next $500 million.....   .4125%
                   For the next $1 billion.......   .4000%
                   For the next $3 billion.......   .3750%
                   For net assets over $5 billion   .3625%

   A complex-wide fee schedule for all Funds managed by Nuveen Advisory and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule is expected initially to marginally decrease the rate at which management fees are to be paid by the Funds. As assets in the Nuveen Fund Complex grow, the management fee rates paid by the Funds will decrease further. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

   Effective August 1, 2004, the management fee for each of the Funds based upon the average daily net assets of each Fund, is as follows:

   Each Fund's management fee will equal the sum of a fund-level fee and a complex-level fee.

   Each of the Funds, except the Limited Term Fund and the High Yield Fund, has agreed to pay an annual fund-level management fee according to the following schedule:

                     Average Total Daily Net Assets  Rate
                     ------------------------------ -----
                     For the first $125 million.... .3000%
                     For the next $125 million..... .2875%
                     For the first $250 million.... .2750%
                     For the first $500 million.... .2625%
                     For the next $1 billion....... .2500%
                     For the next $3 billion....... .2250%
                     For net assets over $5 billion .2125%

   The High Yield Fund has agreed to pay an annual fund-level management fee according to the following schedule:

                     Average Total Daily Net Assets  Rate
                     ------------------------------ -----
                     For the first $125 million.... .4000%
                     For the next $125 million..... .3875%
                     For the first $250 million.... .3750%
                     For the first $500 million.... .3625%
                     For the next $1 billion....... .3500%
                     For net assets over $2 billion .3250%

   The Limited Term Fund has agreed to pay an annual fund-level management fee according to the following schedule:

                     Average Total Daily Net Assets  Rate
                     ------------------------------ -----
                     For the first $125 million.... .2500%
                     For the next $125 million..... .2375%
                     For the first $250 million.... .2250%
                     For the first $500 million.... .2125%
                     For the next $1 billion....... .2000%
                     For the next $3 billion....... .1750%
                     For net assets over $5 billion .1625%

   The complex-level management fee for the Funds shall be applied according to the following schedule:

                   Complex-Level Assets/1/        Annual Fee
                   -----------------------        ----------
                   First $55 billion.............   .2000%
                   Next $1 billion...............   .1800%
                   Next $1 billion...............   .1600%
                   Next $3 billion...............   .1425%
                   Next $3 billion...............   .1325%
                   Next $3 billion...............   .1250%
                   Next $5 billion...............   .1200%
                   Next $5 billion...............   .1175%
                   Next $15 billion..............   .1150%
                   For Assets over $91 billion/2/   .1400%

--------
 /1/Complex-Level Assets are the aggregate managed assets (which include assets attributable to all types of leverage used in leveraged Funds) of all Nuveen-branded closed-end and open-end registered investment companies organized in the United States. Complex-level Managed Assets were approximately $59.9 billion as of July 16, 2004.

 /2/With respect to Complex-Level Assets over $91 billion, both the Fund (via its Board of Trustees) and the Adviser intend that the parties will meet, prior to the time when Complex-Assets reach that level, to consider and negotiate the fee rate or rates that will apply to such assets. The parties agree that, in the unlikely event that Complex-Wide Assets reach $91 billion prior to the parties reaching an agreement as to the Complex-Level Fee rate or rates to be applied to such assets, the Complex-Level Fee rate for such Complex-Level Assets shall be .1400% until such time as the parties agree to a different rate or rates.

   Nuveen Advisory has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses in order to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding 0.75% of the Intermediate Duration Fund's average daily net assets, and 0.975% of the Insured Fund's average daily net assets.

   For the last three fiscal years, the Funds paid net management fees as follows:

                                Management Fees Net of Expense    Fee Waivers and Expense
                                 Reimbursement Paid to Nuveen     Reimbursements from Nuveen
                                  Advisory for the Year Ended     Advisory for the Year Ended
                              ----------------------------------- ---------------------------
                                4/30/02     4/30/03     4/30/04   4/30/02   4/30/03  4/30/04
                              ----------- ----------- ----------- -------   -------  -------
Nuveen High Yield Municipal
  Bond Fund.................. $   347,574 $   815,314 $ 2,065,153   --        --       --
Nuveen All-American Municipal
  Bond Fund..................   1,767,521   1,708,283   1,709,991   --        --       --
Nuveen Insured Municipal
  Bond Fund..................   3,989,762   4,263,341   4,499,174   --        --       --
Nuveen Intermediate Duration
  Municipal Bond Fund........  12,738,497  13,027,941  12,722,332   --        --       --
Nuveen Limited Term
  Municipal Bond Fund........   2,122,983   2,981,539   3,815,874   --        --       --

   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

   Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc., which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Nuveen was founded in 1898. Overall, Nuveen and its affiliates manage or oversee approximately $100 billion in assets in a variety of products. Nuveen is a subsidiary of Nuveen Investments, Inc. which, in turn, is approximately 78.9% owned by The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"). St. Paul Travelers is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. On January 1, 1997, Nuveen Investments, Inc. acquired Flagship Resources Inc.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement

   In May 2004, the independent trustees of the Funds met with representatives of Nuveen to consider the possible renewal of the investment advisory and sub-advisory agreements between each Fund and the various Advisers and Sub-Advisers (collectively, the "Advisers"). The trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory and sub-advisory contracts, which include, but are not limited to the following: (a) the nature and quality of the adviser's and the sub-advisers' services; (b) the investment performance of the Fund and the adviser; (c) the adviser's and the sub-advisers' cost in providing their services; (d) the extent to which the adviser and each sub-adviser realizes economies of scale as the fund grows larger; and (e) the independent trustees' role in approving the advisory and sub-advisory contracts.

   In evaluating the nature and quality of the Advisers' services, the trustees reviewed narrative and statistical information concerning, among other things, the types of services the Advisers provide and the Funds' investment performance in relation to each Fund's stated objectives, and in relation to the performance of comparable, unaffiliated funds. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by the Advisers or their affiliates; information describing the Adviser's organization, the personnel providing the services (their qualifications and duties), and the arrangements and methodologies used for the compensation of the portfolio managers. In reviewing the respective Adviser's operations, the Board considered whether the operations are sufficient to fulfill its duties under the applicable contract and to meet the needs of the applicable Fund and its shareholders. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized market indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The Board also considered the proposed fees to be paid under the respective contracts (including any waivers or expense reimbursement commitments) both absolutely and as compared to those of other investment advisers to investment companies. The trustees reviewed each Adviser's cost of providing services to help determine whether its compensation is fair and reasonable and considered each Adviser's expense allocation methodology. In evaluating the reasonableness of an Adviser's compensation, the trustees considered the following information, among other things: (a) each Adviser's financial information, including statements of its revenues, costs, and profitability from furnishing its services to the Funds; (b) the nature and amount of any indirect benefits the Advisers and their affiliates received that are directly attributable to their management of the Funds, if any; (c) the nature of any benefits (such as research) the Adviser may derive from soft dollar arrangements, if any; (d) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; (e) Nuveen's advisory fee levels compared to management fees Nuveen assesses on other investment products (e.g., managed accounts (including municipal, equity and fixed income accounts, as well as hedge funds) in light of the differences in these products from the Funds (including the different services provided, fee structures, investment policies, product distribution channels, and investor profiles and account sizes (retail or institutional accounts)); and (f) data with respect to the expense ratios of the Funds and comparable investment companies.

   In addition to the above, the trustees also compared the Advisers' fees, expenses and profitability to those of other advisers to funds, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments the Advisers or their affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Fund's advisory fees.

   In its review of the costs and profitability to the Advisers in providing the services, the Board has been cognizant of the benefits derived from economies of scale as the Funds' assets grow. Accordingly, to help ensure that shareholders share in these benefits, the Board approved at the May 2004 meeting a complex-wide fee arrangement, pursuant to which advisory fees would be reduced as assets in the Nuveen Fund complex reached certain levels. In evaluating the complex-wide fee arrangement, the Board considered, among other things, the cost savings to shareholders, the amount of fee reductions at various asset levels, both absolutely and in comparison to the arrangements of other investment company complexes, the cost savings (and increased profitability) of the Adviser as asset levels grow, and the funds covered by the arrangement. The Board also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided.

   The trustees did not identify any single factor discussed above as all-important or controlling. Based on the foregoing, including the new complex-wide fee arrangement, the trustees concluded that the terms of the investment advisory and sub-advisory agreements were fair and reasonable, that the Advisers' fees are reasonable in light of the services provided to each Fund and that the Advisers' investment advisory and sub-advisory agreements should be continued for another year.

Proxy Voting Policies

   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Advisory may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Nuveen Advisory does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of Nuveen Advisory's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.

PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds, the placement of the Funds' securities business, the negotiation of the prices to be paid or received for principal trades, and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of Nuveen Advisory to seek the best execution under the circumstances of each trade. Nuveen Advisory evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it may be Nuveen Advisory's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory may manage other investment companies and investment accounts for other clients that have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive with respect to the Funds' transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state, and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify shareholders who will be required to include in income for income tax purposes their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In this case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to these shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than one year will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 25%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. In general, exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states. Shareholders are urged to contact their tax advisors regarding state and local tax laws affecting an investment in shares of a Fund.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan) and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account. You may not purchase Class B shares if you are a single purchaser placing a purchase order of $100,000 or more of Fund shares. You may not purchase Class C shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plans." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on April 30, 2004 of Class A shares from the Nuveen Insured Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

  Net Asset Value per share........................................... $10.86
  Per Share Sales Charge--4.20% of public offering price (4.42% of net
  asset value per share)..............................................    .48
                                                                       ------
  Per Share Offering Price to the Public.............................. $11.34

   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a

Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free at (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.
  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, (including St. Paul Travelers) and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and which either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on such purchases equal to 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for the Intermediate Duration Fund) of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% (0.75% and 0.50%, respectively, for the Intermediate Duration and Limited Term Funds) will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A Shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A Shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;
  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, (including St. Paul Travelers) and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);
  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;
   Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account service. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from

Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the advisor refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

   Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Frequent Trading

   The Funds Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares. Purchases and redemptions made pursuant to a Systematic Investment, Systematic Exchange or Systematic Withdrawal Program are exempt from this policy.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

   3. Redemption Fee on Short-Term Trades in Shares of International Value Fund

   In addition to the above limits on Round Trip trades, the Nuveen NWQ International Value Fund also assesses a 2% fee on shares redeemed or exchanged within 30 days of purchase in order to discourage short-term trading and offset the costs associated with such activity. Redemption fees are deducted from redemption or exchange proceeds and paid directly to the Fund. The application of the redemption fee and waiver provisions is described in the Fund's Prospectus and Statement of Additional Information.

   4. Definition of Frequent Trader

   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

   5. Rules Governing Trades Placed by Frequent Traders

   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent). All orders must be placed prior to 1 p.m. ET and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.

   6. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion to interpret the terms and application of these policies, and to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and also to waive its provisions with respect to redemptions that would qualify for a waiver from the imposition of a CDSC on Class B shares, as described in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

   Because short-term or excessive trading into and out of a Fund may interfere with portfolio management, raise operating expenses, or otherwise have an adverse effect on other shareholders, each Fund reserves the right to limit, restrict, or refuse purchase or exchange requests. For more information regarding the Funds' frequent trading policy, call Nuveen toll-free at (800) 257-8787.

   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the NYSE is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on August 3, 2004 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen were as follows (all figures are to the nearest thousand):

                                 Year Ended            Year Ended            Year Ended
                               April 30, 2002        April 30, 2003        April 30, 2004
                            --------------------- --------------------- ---------------------
                                          Amount                Amount                Amount
                             Amount of   Retained  Amount of   Retained  Amount of   Retained
                            Underwriting    By    Underwriting    By    Underwriting    By
Fund                        Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
----                        ------------ -------- ------------ -------- ------------ --------
Nuveen High Yield Municipal
  Bond Fund................    $362       $ 7       $1,152      $--       $2,979      $316
Nuveen All-American
  Municipal Bond Fund......     347        --          566       34          667        81
Nuveen Insured Municipal
  Bond Fund................     390         8          849       --          696        69
Nuveen Intermediate
  Duration Municipal Bond
  Fund.....................     271        24          438       61          343        47
Nuveen Limited Term
  Municipal Bond Fund......     323        --          892       --          637        58

Other compensation to certain dealers

   Nuveen Advisory and its advisory affiliate, NIAC, at their own expense, currently provide additional compensation to investment dealers who distribute shares of the Nuveen mutual funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or (b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the prospectus. Nuveen Advisory makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen funds. Nuveen Advisory will, on an annual basis, determine the advisability of continuing these payments. Additionally, Nuveen Advisory may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen funds.

In 2004, Nuveen Advisory expects that it will pay additional compensation to the following dealers;

      A.G. Edwards & Sons, Inc.
      American Express Financial Advisors Inc.

      Merrill Lynch, Pierce, Fenner & Smith, Inc.
      Prudential Investments LLC
      Raymond James Group
      Smith Barney
      UBS Financial Services Inc.
      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended April 30, 2004, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.

                                                                         Compensation Paid
                                                                  to Authorized Dealers During the
                                                                     Year Ended April 30, 2004
                                                                  --------------------------------
        Nuveen High Yield Municipal Bond Fund:
            Class A..............................................            $  334,598
            Class B..............................................               774,026
            Class C..............................................               669,771

        Nuveen All-American Municipal Bond Fund:
            Class A..............................................               453,700
            Class B..............................................               438,658
            Class C..............................................               537,631

        Nuveen Insured Municipal Bond Fund:
            Class A..............................................               406,352
            Class B..............................................               433,705
            Class C..............................................               268,861

        Nuveen Intermediate Duration Municipal Bond Fund:
            Class A..............................................               481,542
            Class B..............................................               354,664
            Class C..............................................               439,695

        Nuveen Limited Term Municipal Bond Fund:
            Class A..............................................             1,057,918
            Class C..............................................             1,980,438

   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost that a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

   PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

   The custodian of the assets of the Funds is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting and portfolio accounting services.

   The Fund's transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

                                Long Term Debt

   An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

   The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal, and differs from the highest-rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade Rating

   Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded as having predominantly speculative characteristics, with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filling of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): the ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.* and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                               Commercial Paper

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment.
    They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

   A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. the ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

   Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

                                Long Term Debt

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are mostly unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future can not be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

                               Commercial Paper

   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

   --Leading market positions in well-established industries.

   --High rates of return on funds employed.

   --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   --Well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

   On June 1, 2000, Fitch IBCA, Inc. and Duff & Phelps, Inc. merged. The combined company name is Fitch, Inc. ("Fitch") and both companies' ratings systems have been combined into a single rating system. A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

                                Long Term Debt

   Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

   Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality.
    The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+".

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

   The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

   Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories can not fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are in imminent default in payment of interest or principal.

DDD Bonds are in default on interest and/or principal payments. Such bonds DD are extremely
DD speculative and should be valued on the basis of their and D ultimate recovery value in and Dliquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

                              Short-Term Ratings

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificate of deposit, medium-term notes, and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+Exceptionally Strong Credit Quality Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Good Credit Quality Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative issues assigned this rating have minimal capacity for timely payments and are vulnerable to near-term changes in financial and economic conditions.

C High default risk issues where default is a real possibility. Capacity for making timely payments is solely reliant upon a sustained, favorable business and economic environment.

D Default Issues assigned this rating are in actual or imminent payment default.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of

Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-NAT-0804D

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated April 30,
                                               2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund



[LOGO] Nuveen Investments

  FASTER INFORMATION

      RECEIVE YOUR

         NUVEEN INVESTMENTS FUND REPORT

            ELECTRONICALLY


By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Investments Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes
(see instructions at right).

 SOME COMMON CONCERNS:
                                          Will my e-mail address be distributed
                                                            to other companies?
                 No, your e-mail address is
                 strictly confidential and will not be used for anything other than notification of shareholder information.

                                                               What if I change
                                                               my mind and want
                                                            to receive investor
                                                              materials through
                                                                   regular mail
                                                                delivery again?
                 If you decide you do not
                 like receiving your reports electronically, it's a simple process to go back to regular mail delivery.

If your Nuveen Investments Fund dividends and statements

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

follow the steps
outlined below:

1 Go to www.investordelivery.com and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the New
  Enrollment-Create screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click
  Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

If your Nuveen Investments Fund dividends and statements

COME DIRECTLY TO YOU FROM NUVEEN INVESTMENTS,

follow the steps
outlined below:

1 Go to www.nuveen.com

2 Select Access Your Account.
  Select the E-Report Enrollment section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.



                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

June 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                        a well-balanced portfolio. . .
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                            Annual Report l Page 1

  Portfolio Managers' Comments

  In the following discussion, portfolio managers John Miller, Tom Futrell, Tom O'Shaughnessy, Bill Fitzgerald, and Dan Solender examine economic and market conditions, key investment strategies, and the performance of the Funds. John Miller, who has 10 years of investment experience with Nuveen Investments, has managed the Nuveen High Yield Municipal Bond Fund since 2000. Tom Futrell has 21 years of investment experience and has managed the Nuveen All-American Municipal Bond Fund since January 2003. Tom O'Shaughnessy, who managed the Nuveen Insured Municipal Bond Fund from January 2003 through May 2004, has 21 years of investment experience. Bill Fitzgerald has managed the Nuveen Intermediate Duration Municipal Bond Fund since January 2003; he has 16 years of investment experience. Dan Solender, manager of the Nuveen Limited Term Municipal Bond Fund, assumed management of the Fund in November 2003 and has 17 years of investment experience.

  After the end of the reporting period, Dan Solender assumed responsibility for managing the Nuveen Insured Municipal Bond Fund from Tom O'Shaughnessy. This does not change the Fund's investment objectives, policies or day-to-day portfolio management practices.

--------------------------------------------------------------------------------

What factors had the greatest influence on the United States economy and the municipal market during the 12-months ended April 30, 2004?

When the 12-month period began, the U.S. economy was still relatively sluggish. However, a growing amount of data was beginning to suggest that conditions were likely to improve later in 2003. Indeed, during the third quarter of last year, the U.S. gross domestic product soared to an annualized growth rate of 8.2 percent, the fastest annualized quarterly growth rate in nearly 20 years and well more than double the prior quarter's performance. Although this rapid pace was not considered sustainable, the economy continued to turn in a steady performance for the rest of the reporting period, expanding at an annualized rate of 4.1 percent in the fourth quarter of 2003 and 4.4 percent in the first three months of 2004.

Continued low interest rates were a major reason for the economy's strong recovery. When the reporting period began, short-term rates were at their lowest levels in more than four decades. In June 2003 the Federal Reserve Board, seeking to stimulate the economy, cut rates even further, providing a very favorable backdrop for the fixed-income markets. Conditions for bonds were especially positive early in the 12-month period, as yields fell and prices rose (bond yields and prices move in opposite directions). As investors became more confident in the economic recovery and were more willing to assume risk, they looked increasingly to high-yield bonds, which were desirable because of the relatively significant amount of income they provided against a backdrop of low interest rates.

For several months last summer, amid growing evidence of an economic recovery, bond investors started worrying about the potential for inflation and rising interest rates. Fears of rate increases led to sharply rising long-term bond yields. The spike in yields turned out to be short lived, however, as surprisingly weak employment data suggested the economy was still vulnerable and that inflation would be manageable. Bond yields fell through much of the fall and winter. Toward the end of the period, as unmistakable signs of economic growth and rising prices began to surface, investors became convinced that a near-term rate hike was coming from the Fed. For the period, interest rates rose 0.29 percent as measured by the Bond Buyer 20 Index.

During most of the reporting period, new municipal bond issuance was substantial. During calendar year 2003, when yields generally were low and issuers were eager to refinance older debt at attractive interest rates, national municipal supply was $383 billion, 7 percent more than in 2002. Much of this supply was concentrated in the early

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

Class A Shares--
Average Annual Total Returns on NAV
as of 4/30/04
--------------------------------------------------------------------------------

                                                 1-Year 5-Year 10-Year
                                                 ---------------------
         Nuveen High Yield Municipal Bond Fund   11.01%   N/A     N/A
         Lipper High Yield Municipal Debt Funds
           Category Average/1/                    5.75% 3.21%   5.06%
         Lehman Brothers High Yield Municipal
           Bond Index/2/                         14.51% 4.69%     N/A
         -------------------------------------------------------------

         Nuveen All-American Municipal
           Bond Fund                              3.31% 4.13%   5.90%
         Lipper General Municipal Debt Funds
           Category Average/3/                    2.23% 4.13%   5.48%
         Lehman Brothers Municipal Bond Index/4/  2.68% 5.44%   6.46%
         -------------------------------------------------------------

         Nuveen Insured Municipal Bond Fund       1.50% 4.45%   5.82%
         Lipper Insured Municipal Debt Funds
           Category Average/5/                    1.05% 4.31%   5.53%
         Lehman Brothers Insured Municipal
           Bond Index/6/                          2.41% 5.64%   6.67%
         -------------------------------------------------------------

         Nuveen Intermediate Duration
           Municipal Bond Fund                    1.86% 3.97%   5.46%
         Lipper General Municipal Debt Funds
           Category Average/3/                    2.23% 4.13%   5.48%
         Lehman Brothers 7-Year Municipal
           Bond Index/7/                          2.34% 5.44%   6.06%
         -------------------------------------------------------------

         Nuveen Limited Term Municipal Bond
           Fund                                   2.53% 4.09%   4.75%
         Lipper Short-Intermediate Municipal
           Debt Funds Category Average/8/         1.62% 3.87%   4.54%
         Lehman Brothers 5-Year Municipal
           Bond Index/9/                          1.73% 5.13%   5.58%
         -------------------------------------------------------------

Performance quoted represents past performance which is no guarantee of future results. Current performance may be lower or higher than the performance shown. Total Returns at NAV do not reflect the imposition of the maximum sales charge which would reduce returns.

part of the period, before market interest rates rose during the summer. Comparatively less attractive yields led to a decline in municipal issuance in the first four months of 2004; during that time frame, new supply was just $110 billion, a 9 percent decrease from the first four months of 2003.

How did the Funds perform during the 12 months ended April 30, 2004?

The accompanying table provides total return information for each Fund (Class A shares at net asset value) for the periods ended April 30, 2004, as well as a comparison of each Fund's total return with its corresponding Lipper peer group average and relevant Lehman Brothers Index.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be higher or lower than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund


--------------------------------------------------------------------------------
1The Lipper peer group returns represent the average annualized total return of the 80, 55 and 27 funds in the Lipper High Yield Municipal Debt Funds Category for the respective one-, five- and ten-year periods ended April 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
2The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
3The Lipper peer group returns represent the average annualized total return of the 297, 231 and 123 funds in the Lipper General Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
4The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.
5The Lipper peer group returns represent the average annualized total return of the 49, 43 and 27 funds in the Lipper Insured Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
6The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of AAA/Aaa. An index is not available for direct investment.
7The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.
8The Lipper peer group returns represent the average annualized total return of the 37, 29 and 15 funds in the Lipper Short-Intermediate Municipal Debt Funds Category for the respective one-, five-, and ten-year periods ended April 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.
9The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund's portfolio. An index is not available for direct investment.

                            Annual Report l Page 3
will, over time, pay all its net investment income as dividends to shareholders. As of April 30, 2004, all of the Funds in this report had negative UNII.

What strategies were used to manage these Funds during the 12 months ended April 30, 2004, and how did these strategies influence performance throughout the period?

All Nuveen municipal bond portfolios are managed with input from Nuveen's experienced research team. That input notwithstanding, each Fund's recent performance varied due to their differing investment objectives and a variety of unique circumstances. We outline some of these circumstances below, as well as provide more information about our management in response to these circumstances.

Nuveen High Yield Municipal Bond Fund

The Nuveen High Yield Municipal Bond Fund outperformed its Lipper peer group average during the 12-month period, but trailed the results of the national Lehman Brothers High Yield Municipal Bond Index. The Fund's somewhat less aggressive positioning contributed to its underperformance relative to the Lehman Brothers index. For example, the Lehman index was composed entirely of below-investment-grade securities, while the Fund maintained a degree of exposure to BBB-rated bonds and even a small amount of insured securities that we believed offered compelling value. This stance produced a modest drag on Fund results during a period that was generally favorable for lower-rated bonds. Also, the Lehman index contained greater relative concentrations than the Fund in the airline and nursing-home sectors, two areas that performed especially well during this period.

The Fund's strong total return relative to its Lipper peer group average, however, can be attributed primarily to favorable security selection. In particular, none of the Fund's holdings suffered from any significant credit deterioration during the period. Besides avoiding potential credit problems, the Fund also benefited from the improving credit characteristics of some of our holdings.

Our basic management strategy remained consistent throughout the period. When making new purchases, we favored "essential purpose" bonds, as we believed their essential nature would make them more resilient to the effects of interest-rate changes and a fluctuating economy. For example, we maintained the portfolio's holdings in bonds from the community development district, hospital, and charter school sectors, all areas that performed well for the Fund during the period.

As the period progressed, we reduced new purchases of corporate-backed bonds. Most of the Fund's corporate-backed investments performed very well during the period, and it became increasingly difficult to identify new bonds in this area that could be purchased for what we believed were attractive prices. We continued to invest in corporate-backed securities when we believed doing so would be beneficial to our shareholders, but in general we found better value opportunities elsewhere in the market.

Nuveen All-American Municipal Bond Fund

The Nuveen All-American Municipal Bond Fund outperformed both its Lipper peer group average as well as the national Lehman Brothers Municipal Bond Index during the 12-month reporting period. The Fund benefited from its holdings in certain strong-performing sectors. For example, the Fund was helped by its position in healthcare bonds and by its holdings in lower-rated investment-grade securities. These lower-rated bonds gained in the recent market environment, as an improving economy gave investors more confidence in the prospects of issuers with somewhat weaker credit characteristics. At the end of the reporting period, approximately 15 percent of the portfolio was in investment-grade BBB-rated securities.

As the period progressed, we sought to better position the Fund for a possible rise in interest rates by adding to the Fund's weighting in bonds rated AAA and AA and looking to make more purchases in the 18- to 22-year portion of the yield curve. We


                            Annual Report l Page 4
believed that securities with these maturity dates offered shareholders the most attractive total-return prospects. By contrast, we generally avoided making purchases of bonds with maturities exceeding 22 years because we did not believe those securities provided us with enough added yield to compensate for the extra interest-rate risk.

Nuveen Insured Municipal Bond Fund

The Nuveen Insured Municipal Bond Fund outperformed its Lipper peer group average but trailed the national Lehman Brothers Insured Municipal Bond Index. During the period our management strategy tracked the following themes: 1) We sought to maintain the Fund's duration at what we believed was an appropriate level of interest-rate sensitivity; 2) We looked to invest in bonds with 10- to 20-year maturities which have strong total return potential given the current steep shape of the yield curve; and 3) We sought to gradually reduce the amount of bonds in the portfolio subject to the alternative minimum tax.

The Fund's total return during this period was constrained to a degree by a relatively large holding of bonds with short effective maturities, such as pre-refunded bonds. These types of bonds with very short maturities underperformed during much of the fiscal year due to the generally favorable market conditions during the reporting period. This had an impact on the performance of bonds that have been refunded to dates within the next two years.

Nuveen Intermediate Duration Municipal Bond Fund

The Nuveen Intermediate Duration Municipal Bond Fund's total return trailed both the Lehman Brothers 7-Year Municipal Bond Index as well as the Lipper General Municipal Debt Funds Category average for the 12-month period. Relative to its Lipper peer group average, the Fund's performance was influenced by its greater proportion of assets in the intermediate segment of the yield curve, especially bonds with 13- to 18-year maturities. The Fund's Lipper category average was more modestly invested in these credits and heavily weighted in 21-year and longer bonds, which were stronger performers during the past year. The Fund's more-defensive posture offered less coupon income but more protection from rising rates; we believed this stance positioned the portfolio well for a potential increase in interest rates from current historically low levels.

During the period we looked for buying opportunities in the healthcare and tax obligation/general sectors. Because many healthcare projects are so important to local communities, they tend to be more financially stable than certain other projects. Second, the healthcare sector provided us with what we believed were a variety of attractively valued lower-rated investment-grade opportunities. In the tax obligation/general sector, we took advantage of the increase in and widening of credit spreads that accompanied the efforts of state governments to balance their budgets.

Another management theme during the period was to reduce the Fund's exposure to prerefunded bonds along with bonds we believed were likely to be called in the near future. Because both types of securities were going to exit the portfolio within a year, we sought to identify opportune times to sell these bonds and reinvest the proceeds in longer maturity bonds that provided more income. During the reporting period, we sought investment opportunities in BBB-rated bonds, increasing the allocation to such bonds from 9 percent to 12 percent over the last 12-months.

Nuveen Limited Term Municipal Bond Fund

The Fund's total return outperformed both its Lipper peer group average as well as the Lehman Brothers 5-Year Municipal Bond Index during this reporting period. We attribute the outperformance primarily to our weighting in BBB-rated bonds. These lower-rated investment-grade securities generally outperformed their higher-quality counterparts during most of the 12-month period and provided the Fund with added income. The Fund's airline bonds also contributed positively to results. Prior to the start of the period, the airline sector faced many financial challenges. We had


                            Annual Report l Page 5
decided, however, to remain patient with our airline holdings, and this patience was rewarded by generally strong performance during the 12-month period as airlines generally benefited along with the recovering economy.

Throughout the period, we also looked to add gradually to the Fund's BBB-rated holdings. The portfolio's weighting in this area of the market rose from 19 percent at the beginning of the period to 23 percent at its end. At first, credit spreads were at very wide levels, indicating that BBB-rated bonds were offering investors considerably more yield than could be obtained from AAA-rated securities. Because of our confidence in Nuveen's research team, we were willing to assume the added risk of investing in these lower-rated bonds because we believed their higher interest payments provided a compelling risk-reward tradeoff over the short time to maturity for bonds in this portfolio.

As the period progressed, we added to our weighting in the healthcare sector when we uncovered bonds that we believed offered strong value. We also increased our position in general obligation bonds, which we favored because of their liquidity and generally moderate credit risk, and ability to allow us to easily target the portions of the yield curve with the best total return potential. Finally, we looked to manage the Fund's sensitivity to interest-rate changes by slightly reducing duration. Interest rates remained at historically low levels, despite a run-up toward the end of the reporting period. By shortening the Fund's duration, we sought to avoid some of the drag on performance that would result if interest rates continued to rise.


                            Annual Report l Page 6

                                    [CHART]

                      Nuveen High Yield Municipal Bond Fund
                    Growth of an Assumed $10,000 Investment*

                Lehman Brothers       Nuveen High Yield       Nuveen High Yield
                High Yield            Municipal Bond          Municipal Bond
                Municipal Bond        Fund (NAV)              Fund (Offer Price)
                Index $12,662         $14,232                 $13,635

6/99            10,000                 10,000                    9,580
7/99            10,053                 10,005                    9,585
8/99             9,960                  9,899                    9,483
9/99             9,963                  9,906                    9,490
10/99            9,770                  9,825                    9,412
11/99            9,840                  9,879                    9,464
12/99            9,696                  9,817                    9,405
1/00             9,581                  9,799                    9,387
2/00             9,673                  9,898                    9,482
3/00             9,833                 10,055                    9,633
4/00             9,809                 10,016                    9,595
5/00             9,783                  9,962                    9,544
6/00             9,920                 10,103                    9,678
7/00            10,020                 10,211                    9,783
8/00            10,201                 10,277                    9,846
9/00            10,214                 10,266                    9,835
10/00           10,247                 10,377                    9,941
11/00           10,219                 10,405                    9,968
12/00           10,287                 10,528                   10,086
1/01            10,421                 10,579                   10,135
2/01            10,496                 10,641                   10,194
3/01            10,593                 10,858                   10,402
4/01            10,539                 10,869                   10,413
5/01            10,654                 11,054                   10,590
6/01            10,751                 11,251                   10,779
7/01            10,905                 11,560                   11,075
8/01            11,093                 11,800                   11,305
9/01            10,811                 11,643                   11,154
10/01           10,781                 11,744                   11,251
11/01           10,768                 11,746                   11,252
12/01           10,746                 11,717                   11,225
1/02            10,847                 11,796                   11,301
2/02            10,926                 11,930                   11,429
3/02            10,987                 12,004                   11,499
4/02            11,103                 12,145                   11,634
5/02            11,146                 12,275                   11,759
6/02            11,224                 12,424                   11,902
7/02            11,132                 12,438                   11,916
8/02            11,034                 12,440                   11,917
9/02            10,837                 12,541                   12,015
10/02           10,494                 12,362                   11,842
11/02           10,738                 12,452                   11,929
12/02           10,958                 12,651                   12,120
1/03            10,964                 12,621                   12,091
2/03            11,021                 12,771                   12,234
3/03            10,797                 12,721                   12,187
4/03            11,057                 12,820                   12,282
5/03            11,469                 13,200                   12,646
6/03            11,625                 13,255                   12,698
7/03            11,496                 13,092                   12,542
8/03            11,537                 13,173                   12,620
9/03            11,915                 13,468                   12,902
10/03           12,112                 13,570                   13,000
11/03           12,266                 13,767                   13,189
12/03           12,406                 13,927                   13,342
1/04            12,645                 14,173                   13,578
2/04            12,802                 14,394                   13,789
3/04            12,796                 14,409                   13,804
4/04            12,662                 14,232                   13,635


================================================================================

                                    [CHART]

                     Nuveen All-American Municipal Bond Fund
                     Growth of an Assumed $10,000 Investment


                                                              Nuveen All-
                Lehman Brothers       Nuveen All-             American Municipal
                Municipal Bond        American Municipal      Bond Fund
                Index                 Bond Fund (NAV)         (Offer Price)
                $18,869               $17,739                 $16,994

 4/94            10,000                10,000                   9,580
 5/94            10,087                10,127                   9,702
 6/94            10,025                10,071                   9,648
 7/94            10,209                10,267                   9,835
 8/94            10,245                10,280                   9,848
 9/94            10,094                10,107                   9,683
10/94             9,914                 9,887                   9,472
11/94             9,735                 9,683                   9,277
12/94             9,949                 9,922                   9,506
 1/95            10,234                10,222                   9,793
 2/95            10,531                10,529                  10,087
 3/95            10,653                10,601                  10,156
 4/95            10,665                10,612                  10,166
 5/95            11,006                10,938                  10,478
 6/95            10,910                10,837                  10,382
 7/95            11,013                10,922                  10,463
 8/95            11,153                11,047                  10,583
 9/95            11,224                11,110                  10,644
10/95            11,386                11,278                  10,804
11/95            11,575                11,518                  11,035
12/95            11,686                11,655                  11,166
 1/96            11,775                11,699                  11,207
 2/96            11,695                11,654                  11,165
 3/96            11,546                11,476                  10,994
 4/96            11,513                11,422                  10,942
 5/96            11,509                11,444                  10,963
 6/96            11,634                11,582                  11,096
 7/96            11,740                11,691                  11,200
 8/96            11,738                11,692                  11,201
 9/96            11,902                11,887                  11,388
10/96            12,036                12,030                  11,525
11/96            12,257                12,249                  11,734
12/96            12,308                12,216                  11,703
 1/97            12,332                12,239                  11,725
 2/97            12,445                12,363                  11,843
 3/97            12,279                12,239                  11,725
 4/97            12,383                12,363                  11,843
 5/97            12,568                12,532                  12,006
 6/97            12,703                12,680                  12,147
 7/97            13,055                13,081                  12,531
 8/97            12,932                12,989                  12,443
 9/97            13,086                13,138                  12,587
10/97            13,170                13,243                  12,687
11/97            13,247                13,326                  12,766
12/97            13,441                13,537                  12,969
 1/98            13,579                13,678                  13,104
 2/98            13,583                13,701                  13,126
 3/98            13,595                13,736                  13,159
 4/98            13,534                13,638                  13,065
 5/98            13,748                13,866                  13,284
 6/98            13,802                13,926                  13,341
 7/98            13,836                13,959                  13,373
 8/98            14,051                14,152                  13,557
 9/98            14,226                14,334                  13,732
10/98            14,226                14,270                  13,670
11/98            14,276                14,330                  13,728
12/98            14,312                14,341                  13,739
 1/99            14,482                14,474                  13,867
 2/99            14,418                14,434                  13,828
 3/99            14,439                14,443                  13,836
 4/99            14,475                14,489                  13,880
 5/99            14,391                14,409                  13,804
 6/99            14,184                14,151                  13,557
 7/99            14,235                14,160                  13,565
 8/99            14,121                13,950                  13,364
 9/99            14,126                13,894                  13,311
10/99            13,974                13,644                  13,071
11/99            14,122                13,732                  13,155
12/99            14,016                13,575                  13,005
 1/00            13,956                13,427                  12,863
 2/00            14,118                13,608                  13,037
 3/00            14,427                13,909                  13,325
 4/00            14,342                13,838                  13,257
 5/00            14,267                13,713                  13,137
 6/00            14,645                14,019                  13,430
 7/00            14,849                14,231                  13,633
 8/00            15,077                14,471                  13,864
 9/00            14,999                14,413                  13,807
10/00            15,162                14,518                  13,908
11/00            15,278                14,555                  13,944
12/00            15,655                14,911                  14,284
 1/01            15,810                15,031                  14,400
 2/01            15,861                15,125                  14,489
 3/01            16,003                15,260                  14,620
 4/01            15,831                15,116                  14,481
 5/01            16,002                15,309                  14,666
 6/01            16,109                15,461                  14,812
 7/01            16,347                15,699                  15,039
 8/01            16,617                16,024                  15,351
 9/01            16,560                15,804                  15,140
10/01            16,757                15,973                  15,302
11/01            16,617                15,823                  15,159
12/01            16,459                15,703                  15,043
 1/02            16,744                15,888                  15,221
 2/02            16,946                16,091                  15,415
 3/02            16,614                15,881                  15,214
 4/02            16,938                16,116                  15,439
 5/02            17,041                16,218                  15,537
 6/02            17,221                16,381                  15,693
 7/02            17,443                16,560                  15,864
 8/02            17,652                16,679                  15,978
 9/02            18,039                17,026                  16,310
10/02            17,740                16,537                  15,843
11/02            17,666                16,582                  15,885
12/02            18,039                16,964                  16,252
 1/03            17,993                16,855                  16,147
 2/03            18,245                17,083                  16,366
 3/03            18,256                17,002                  16,288
 4/03            18,377                17,170                  16,449
 5/03            18,807                17,556                  16,819
 6/03            18,727                17,502                  16,767
 7/03            18,071                16,847                  16,140
 8/03            18,206                16,920                  16,210
 9/03            18,741                17,457                  16,723
10/03            18,647                17,402                  16,671
11/03            18,842                17,670                  16,928
12/03            18,998                17,812                  17,064
 1/04            19,106                17,951                  17,197
 2/04            19,394                18,300                  17,532
 3/04            19,326                18,192                  17,428
 4/04            18,869                17,739                  16,994



The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with their respective Lehman Brothers Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds rated below BBB/Baa while the Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The indexes do not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.

--------------------------------------------------------------------------------
*The Nuveen High Yield Municipal Bond Fund's inception date is 6/7/99. This data represents returns for the period from 6/30/99 to 4/30/04, as returns for the Lehman Brothers High Yield Municipal Bond Index are calculated on a calendar-month basis.


                            Annual Report l Page 7

                                    [CHART]

                       Nuveen Insured Municipal Bond Fund
                    Growth of an Assumed $10,000 Investment

                Lehman Brothers         Nuveen Insured      Nuveen Insured
                Insured Municipal       Municipal Bond      Municipal Bond
                Bond Index              Fund (NAV)          Fund (Offer Price)
                $18,956                 $17,610             $16,870

 4/94           10,000                  10,000               9,580
 5/94           10,087                  10,114               9,689
 6/94           10,025                  10,051               9,629
 7/94           10,209                  10,245               9,815
 8/94           10,245                  10,241               9,811
 9/94           10,094                  10,068               9,645
10/94            9,914                   9,851               9,437
11/94            9,735                   9,614               9,210
12/94            9,949                   9,963               9,545
 1/95           10,234                  10,293               9,861
 2/95           10,531                  10,644              10,197
 3/95           10,653                  10,731              10,281
 4/95           10,665                  10,726              10,275
 5/95           11,006                  11,165              10,696
 6/95           10,910                  10,973              10,512
 7/95           11,013                  10,999              10,537
 8/95           11,153                  11,140              10,672
 9/95           11,224                  11,208              10,737
10/95           11,386                  11,435              10,955
11/95           11,575                  11,695              11,204
12/95           11,686                  11,858              11,360
 1/96           11,775                  11,906              11,406
 2/96           11,695                  11,804              11,308
 3/96           11,525                  11,550              11,065
 4/96           11,485                  11,500              11,017
 5/96           11,479                  11,516              11,032
 6/96           11,614                  11,641              11,152
 7/96           11,721                  11,755              11,261
 8/96           11,716                  11,749              11,255
 9/96           11,888                  11,941              11,440
10/96           12,028                  12,047              11,541
11/96           12,265                  12,284              11,768
12/96           12,202                  12,233              11,720
 1/97           12,219                  12,172              11,661
 2/97           12,331                  12,281              11,765
 3/97           12,148                  12,094              11,586
 4/97           12,256                  12,203              11,690
 5/97           12,449                  12,393              11,873
 6/97           12,583                  12,527              12,001
 7/97           12,969                  12,880              12,339
 8/97           12,820                  12,748              12,212
 9/97           12,983                  12,894              12,353
10/97           13,071                  12,972              12,427
11/97           13,155                  13,066              12,517
12/97           13,370                  13,250              12,694
 1/98           13,518                  13,375              12,813
 2/98           13,509                  13,380              12,818
 3/98           13,514                  13,386              12,824
 4/98           13,441                  13,307              12,748
 5/98           13,674                  13,529              12,961
 6/98           13,730                  13,571              13,001
 7/98           13,759                  13,601              13,030
 8/98           13,998                  13,790              13,211
 9/98           14,190                  13,942              13,356
10/98           14,183                  13,947              13,361
11/98           14,237                  13,990              13,403
12/98           14,263                  14,011              13,423
1/99            14,437                  14,143              13,549
2/99            14,354                  14,112              13,519
3/99            14,383                  14,118              13,525
4/99            14,410                  14,161              13,567
5/99            14,305                  14,066              13,476
6/99            14,072                  13,857              13,275
7/99            14,115                  13,876              13,293
8/99            13,957                  13,729              13,153
9/99            13,946                  13,672              13,097
10/99           13,753                  13,522              12,955
11/99           13,929                  13,620              13,048
12/99           13,797                  13,522              12,954
 1/00           13,726                  13,476              12,910
 2/00           13,926                  13,654              13,080
 3/00           14,287                  13,899              13,316
 4/00           14,172                  13,852              13,270
 5/00           14,075                  13,765              13,187
 6/00           14,507                  14,094              13,503
 7/00           14,733                  14,263              13,664
 8/00           14,991                  14,433              13,826
 9/00           14,885                  14,371              13,768
10/00           15,066                  14,501              13,892
11/00           15,198                  14,590              13,978
12/00           15,652                  14,942              14,315
 1/01           15,785                  15,060              14,427
 2/01           15,823                  15,136              14,500
 3/01           15,974                  15,241              14,601
 4/01           15,754                  15,080              14,446
 5/01           15,938                  15,227              14,588
 6/01           16,049                  15,333              14,689
 7/01           16,310                  15,539              14,886
 8/01           16,601                  15,775              15,112
 9/01           16,521                  15,710              15,050
10/01           16,745                  15,861              15,195
11/01           16,591                  15,751              15,090
12/01           16,404                  15,616              14,960
 1/02           16,717                  15,840              15,175
 2/02           16,929                  16,007              15,335
 3/02           16,574                  15,705              15,045
 4/02           16,916                  15,946              15,276
 5/02           17,023                  16,041              15,367
 6/02           17,202                  16,181              15,501
 7/02           17,440                  16,351              15,664
 8/02           17,668                  16,581              15,884
 9/02           18,117                  17,008              16,294
10/02           17,776                  16,652              15,952
11/02           17,701                  16,610              15,913
12/02           18,104                  16,979              16,266
 1/03           18,051                  16,876              16,167
 2/03           18,320                  17,125              16,406
 3/03           18,351                  17,206              16,483
 4/03           18,509                  17,349              16,620
 5/03           18,977                  17,709              16,966
 6/03           18,885                  17,558              16,820
 7/03           18,138                  16,937              16,226
 8/03           18,287                  17,096              16,378
 9/03           18,854                  17,524              16,788
10/03           18,757                  17,463              16,729
11/03           18,955                  17,688              16,945
12/03           19,126                  17,817              17,069
 1/04           19,243                  17,868              17,117
 2/04           19,553                  18,189              17,425
 3/04           19,457                  18,061              17,303
 4/04           18,956                  17,610              16,870



================================================================================

                                    [CHART]

                Nuveen Intermediate Duration Municipal Bond Fund
                     Growth of an Assumed $10,000 Investment

                                                             Nuveen Intermediate
               Lehman Brothers       Nuveen Intermediate     Duration Municipal
               Municipal             Duration Municipal      Bond Fund
               7-Year Bond Index     Bond Fund (NAV)         (Offer Price)
               $18,009               $17,020                 $16,509

4/94            $10,000           $10,000           $ 9,700
5/94            $10,050           $10,078           $ 9,776
6/94            $10,032           $10,045           $ 9,743
7/94            $10,173           $10,168           $ 9,863
8/94            $10,226           $10,192           $ 9,886
9/94            $10,129           $10,102           $ 9,799
10/94           $10,027           $ 9,990           $ 9,690
11/94           $ 9,880           $ 9,842           $ 9,547
12/94           $10,031           $10,058           $ 9,756
1/95            $10,218           $10,291           $ 9,982
2/95            $10,448           $10,561           $10,244
3/95            $10,557           $10,621           $10,302
4/95            $10,584           $10,645           $10,326
5/95            $10,866           $10,954           $10,625
6/95            $10,856           $10,848           $10,522
7/95            $10,994           $10,896           $10,570
8/95            $11,124           $10,981           $10,652
9/95            $11,166           $11,055           $10,723
10/95           $11,263           $11,213           $10,877
11/95           $11,387           $11,429           $11,087
12/95           $11,447           $11,563           $11,216
1/96            $11,558           $11,587           $11,240
2/96            $11,519           $11,512           $11,167
3/96            $11,407           $11,350           $11,009
4/96            $11,387           $11,312           $10,973
5/96            $11,370           $11,337           $10,997
6/96            $11,457           $11,450           $11,106
7/96            $11,552           $11,561           $11,214
8/96            $11,558           $11,558           $11,212
9/96            $11,662           $11,772           $11,419
10/96           $11,788           $11,885           $11,529
11/96           $11,985           $12,095           $11,733
12/96           $11,949           $12,029           $11,668
1/97            $11,992           $12,001           $11,641
2/97            $12,091           $12,118           $11,754
3/97            $11,935           $11,972           $11,613
4/97            $11,998           $12,090           $11,727
5/97            $12,149           $12,273           $11,905
6/97            $12,265           $12,391           $12,019
7/97            $12,550           $12,763           $12,380
8/97            $12,461           $12,614           $12,235
9/97            $12,593           $12,760           $12,377
10/97           $12,667           $12,840           $12,455
11/97           $12,711           $12,921           $12,534
12/97           $12,868           $13,096           $12,703
1/98            $13,003           $13,202           $12,806
2/98            $13,015           $13,212           $12,816
3/98            $13,015           $13,251           $12,853
4/98            $12,939           $13,178           $12,782
5/98            $13,129           $13,383           $12,982
6/98            $13,166           $13,435           $13,032
7/98            $13,210           $13,474           $13,070
8/98            $13,410           $13,640           $13,231
9/98            $13,583           $13,792           $13,378
10/98           $13,604           $13,789           $13,375
11/98           $13,640           $13,851           $13,435
12/98           $13,669           $13,876           $13,460
1/99            $13,869           $13,988           $13,569
2/99            $13,791           $13,941           $13,522
3/99            $13,785           $13,966           $13,547
4/99            $13,819           $14,006           $13,586
5/99            $13,751           $13,929           $13,511
6/99            $13,551           $13,734           $13,322
7/99            $13,644           $13,760           $13,347
8/99            $13,612           $13,609           $13,201
9/99            $13,663           $13,546           $13,140
10/99           $13,605           $13,378           $12,977
11/99           $13,705           $13,509           $13,104
12/99           $13,650           $13,403           $13,001
1/00            $13,617           $13,308           $12,908
2/00            $13,673           $13,516           $13,111
3/00            $13,867           $13,803           $13,389
4/00            $13,816           $13,723           $13,311
5/00            $13,785           $13,657           $13,248
6/00            $14,093           $13,978           $13,559
7/00            $14,270           $14,145           $13,721
8/00            $14,457           $14,328           $13,899
9/00            $14,414           $14,278           $13,849
10/00           $14,536           $14,415           $13,983
11/00           $14,605           $14,507           $14,072
12/00           $14,891           $14,778           $14,335
1/01            $15,144           $14,871           $14,425
2/01            $15,155           $14,932           $14,484
3/01            $15,277           $15,057           $14,605
4/01            $15,140           $14,957           $14,508
5/01            $15,312           $15,099           $14,646
6/01            $15,388           $15,194           $14,738
7/01            $15,580           $15,370           $14,909
8/01            $15,815           $15,597           $15,129
9/01            $15,810           $15,560           $15,094
10/01           $15,970           $15,673           $15,203
11/01           $15,793           $15,585           $15,117
12/01           $15,663           $15,486           $15,021
1/02            $15,958           $15,649           $15,179
2/02            $16,167           $15,795           $15,321
3/02            $15,813           $15,587           $15,119
4/02            $16,202           $15,785           $15,312
5/02            $16,294           $15,865           $15,389
6/02            $16,487           $15,980           $15,501
7/02            $16,689           $16,112           $15,629
8/02            $16,898           $16,260           $15,772
9/02            $17,232           $16,495           $16,001
10/02           $16,969           $16,298           $15,809
11/02           $16,898           $16,308           $15,819
12/02           $17,282           $16,542           $16,045
1/03            $17,236           $16,482           $15,987
2/03            $17,489           $16,687           $16,187
3/03            $17,482           $16,627           $16,128
4/03            $17,598           $16,709           $16,208
5/03            $18,030           $16,933           $16,425
6/03            $17,946           $16,834           $16,329
7/03            $17,335           $16,302           $15,813
8/03            $17,493           $16,401           $15,909
9/03            $18,043           $16,829           $16,324
10/03           $17,945           $16,783           $16,280
11/03           $18,076           $16,971           $16,462
12/03           $18,223           $17,097           $16,584
1/04            $18,323           $17,156           $16,642
2/04            $18,620           $17,436           $16,913
3/04            $18,461           $17,397           $16,876
4/04            $18,009           $17,020           $16,509



The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with their respective Lehman Brothers Index. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index composed of all the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of at least one year and ratings of AAA/Aaa while the Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds. The indexes do not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds' returns include reinvestment of all dividends and distributions, and the Funds' returns at the offer price depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20% for the Insured Fund and 3.0% for Intermediate Duration) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                            Annual Report l Page 8

                                    [CHART]

                     Nuveen Limited Term Municipal Bond Fund
                     Growth of an Assumed $10,000 Investment


                                                              Nuveen Limited
                Lehman Brothers         Nuveen Limited        Term Municipal
                5-Year Municipal        Term Municipal        Bond Fund
                Bond Index              Bond Fund (NAV)       (Offer Price)
                $17,215                 $15,898               $15,500

 4/94            10,000                  10,000                  9,750
 5/94            10,050                  10,059                  9,808
 6/94            10,045                  10,051                  9,800
 7/94            10,161                  10,139                  9,886
 8/94            10,210                  10,171                  9,917
 9/94            10,142                  10,105                  9,852
10/94            10,075                  10,059                  9,808
11/94             9,983                   9,954                  9,705
12/94            10,096                  10,004                  9,754
 1/95            10,221                  10,124                  9,871
 2/95            10,400                  10,280                 10,023
 3/95            10,506                  10,352                 10,094
 4/95            10,546                  10,403                 10,143
 5/95            10,768                  10,604                 10,339
 6/95            10,786                  10,615                 10,350
 7/95            10,917                  10,688                 10,420
 8/95            11,017                  10,760                 10,491
 9/95            11,044                  10,812                 10,542
10/95            11,112                  10,886                 10,613
11/95            11,213                  10,968                 10,694
12/95            11,271                  11,032                 10,756
 1/96            11,384                  11,106                 10,828
 2/96            11,352                  11,106                 10,828
 3/96            11,273                  11,026                 10,750
 4/96            11,271                  11,027                 10,751
 5/96            11,267                  11,029                 10,753
 6/96            11,333                  11,082                 10,805
 7/96            11,416                  11,178                 10,899
 8/96            11,426                  11,191                 10,911
 9/96            11,520                  11,276                 10,994
10/96            11,620                  11,374                 11,090
11/96            11,771                  11,502                 11,215
12/96            11,749                  11,483                 11,196
 1/97            11,789                  11,517                 11,229
 2/97            11,875                  11,616                 11,326
 3/97            11,746                  11,510                 11,222
 4/97            11,796                  11,554                 11,266
 5/97            11,941                  11,676                 11,384
 6/97            12,032                  11,777                 11,483
 7/97            12,244                  12,000                 11,700
 8/97            12,181                  11,926                 11,627
 9/97            12,290                  12,050                 11,748
10/97            12,354                  12,097                 11,794
11/97            12,392                  12,144                 11,840
12/97            12,498                  12,270                 11,963
 1/98            12,612                  12,351                 12,042
 2/98            12,632                  12,377                 12,067
 3/98            12,644                  12,391                 12,081
 4/98            12,591                  12,325                 12,017
 5/98            12,742                  12,476                 12,165
 6/98            12,785                  12,525                 12,212
 7/98            12,830                  12,551                 12,238
 8/98            12,988                  12,693                 12,376
 9/98            13,121                  12,800                 12,480
10/98            13,159                  12,827                 12,506
11/98            13,183                  12,829                 12,509
12/98            13,229                  12,881                 12,559
 1/99            13,369                  12,988                 12,663
 2/99            13,356                  12,964                 12,640
 3/99            13,368                  12,964                 12,640
 4/99            13,408                  13,012                 12,687
 5/99            13,353                  12,977                 12,653
 6/99            13,202                  12,846                 12,525
 7/99            13,284                  12,895                 12,572
 8/99            13,279                  12,857                 12,536
 9/99            13,327                  12,880                 12,558
10/99            13,293                  12,830                 12,510
11/99            13,372                  12,902                 12,580
12/99            13,328                  12,852                 12,531
 1/00            13,322                  12,802                 12,482
 2/00            13,366                  12,839                 12,518
 3/00            13,488                  12,950                 12,627
 4/00            13,457                  12,938                 12,614
 5/00            13,453                  12,887                 12,565
 6/00            13,699                  13,101                 12,773
 7/00            13,843                  13,228                 12,897
 8/00            13,992                  13,343                 13,009
 9/00            13,969                  13,344                 13,011
10/00            14,066                  13,435                 13,099
11/00            14,127                  13,475                 13,138
12/00            14,354                  13,644                 13,303
 1/01            14,601                  13,801                 13,455
 2/01            14,641                  13,867                 13,520
 3/01            14,761                  13,960                 13,611
 4/01            14,678                  13,923                 13,575
 5/01            14,829                  14,043                 13,692
 6/01            14,905                  14,137                 13,783
 7/01            15,066                  14,271                 13,914
 8/01            15,269                  14,458                 14,097
 9/01            15,315                  14,460                 14,099
10/01            15,442                  14,542                 14,179
11/01            15,320                  14,449                 14,087
12/01            15,245                  14,382                 14,023
 1/02            15,491                  14,531                 14,168
 2/02            15,666                  14,653                 14,287
 3/02            15,332                  14,476                 14,114
 4/02            15,686                  14,695                 14,327
 5/02            15,792                  14,748                 14,379
 6/02            15,964                  14,884                 14,512
 7/02            16,136                  14,993                 14,619
 8/02            16,291                  15,103                 14,725
 9/02            16,517                  15,296                 14,914
10/02            16,349                  15,029                 14,654
11/02            16,333                  15,052                 14,676
12/02            16,658                  15,300                 14,917
 1/03            16,686                  15,294                 14,912
 2/03            16,867                  15,468                 15,081
 3/03            16,843                  15,444                 15,058
 4/03            16,923                  15,505                 15,117
 5/03            17,194                  15,776                 15,382
 6/03            17,149                  15,762                 15,368
 7/03            16,776                  15,446                 15,060
 8/03            16,894                  15,532                 15,144
 9/03            17,322                  15,850                 15,454
10/03            17,208                  15,806                 15,411
11/03            17,278                  15,907                 15,509
12/03            17,345                  15,949                 15,550
 1/04            17,428                  16,020                 15,620
 2/04            17,640                  16,195                 15,790
 3/04            17,567                  16,149                 15,745
 4/04            17,215                  15,898                 15,500




The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.

The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Limited Term Municipal Bond Fund compared with the Lehman Brothers 5-Year Municipal Bond Index. The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Limited Term Municipal Bond Fund return includes reinvestment of all dividends and distributions, and the Fund return at the offer price depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.5%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance shown.


                            Annual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/04             Nuveen High Yield Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $20.55   $20.53   $20.54   $20.55
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.1030  $0.0900  $0.0935  $0.1065
         --------------------------------------------------------------
         Latest Ordinary Income
          Distribution/2/            $0.0027  $0.0027  $0.0027  $0.0027
         --------------------------------------------------------------
         Inception Date              6/07/99  6/07/99  6/07/99  6/07/99
         --------------------------------------------------------------

Returns are historical and do not guarantee future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be more or less than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge
(CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 4/30/04
                  A Shares                         NAV  Offer
                  1-Year                        11.01%  6.36%
                  -------------------------------------------
                  Since Inception                6.84%  5.91%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                        10.21%  6.21%
                  -------------------------------------------
                  Since Inception                6.04%  5.72%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                        10.43%
                  -------------------------------------------
                  Since Inception                6.26%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                        11.24%
                  -------------------------------------------
                  Since Inception                7.05%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              6.01%  5.76%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            5.71%  5.47%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    7.93%  7.60%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              5.26%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            5.21%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    7.24%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              5.46%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            5.41%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    7.51%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              6.21%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            6.17%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    8.57%
                  -------------------------------------------

                        Average Annual Total Returns as of 3/31/04
                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                13.27%      8.52%
                        ------------------------------------------
                        Since Inception        7.24%      6.28%
                        ------------------------------------------
                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                12.45%      8.45%
                        ------------------------------------------
                        Since Inception        6.44%      6.11%
                        ------------------------------------------
                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                12.67%
                        ------------------------------------------
                        Since Inception        6.65%
                        ------------------------------------------
                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                13.50%
                        ------------------------------------------
                        Since Inception        7.45%
                        ------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     5%
A                       1%
BBB                    13%
BB or Lower            28%
NR                     53%



                  Top Five Sectors/5/
                  Tax Obligation/Limited                  35%
                  -------------------------------------------
                  Utilities                               14%
                  -------------------------------------------
                  Healthcare                              13%
                  -------------------------------------------
                  Materials                                9%
                  -------------------------------------------
                  Transportation                           8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $534,563
                  -------------------------------------------
                  Average Effective Maturity (Years)    21.45
                  -------------------------------------------
                  Average Duration                       8.82
                  -------------------------------------------

--------------------------------------------------------------------------------
1Paid May 3, 2004. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2004.
2Paid December 3, 2003. Capital gains and/or ordinary income are subject to federal taxation.
3The Dividend Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of the average net yield of a fund's portfolio of bonds that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of April 30, 2004. Holdings are subject to change.

                            Annual Report l Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/04           Nuveen All-American Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.75   $10.77   $10.75   $10.78
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0440  $0.0370  $0.0385  $0.0455
         --------------------------------------------------------------
         Latest Ordinary Income
          Distribution/2/            $0.0018  $0.0018  $0.0018  $0.0018
         --------------------------------------------------------------
         Inception Date             10/03/88  2/05/97  6/02/93  2/06/97
         --------------------------------------------------------------

Returns are historical and do not guarantee future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be more or less than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 4/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.31% -1.03%
                  -------------------------------------------
                  5-Year                         4.13%  3.24%
                  -------------------------------------------
                  10-Year                        5.90%  5.45%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         2.62% -1.32%
                  -------------------------------------------
                  5-Year                         3.36%  3.19%
                  -------------------------------------------
                  10-Year                        5.33%  5.33%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         2.83%
                  -------------------------------------------
                  5-Year                         3.57%
                  -------------------------------------------
                  10-Year                        5.33%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.57%
                  -------------------------------------------
                  5-Year                         4.34%
                  -------------------------------------------
                  10-Year                        6.07%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.91%  4.70%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.78%  3.62%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.25%  5.03%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.12%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.18%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.42%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.29%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.38%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.69%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              5.06%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            4.14%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.75%
                  -------------------------------------------

                            Average Annual Total Returns as of 3/31/04
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            7.00%        2.48%
                            ------------------------------------------
                            5-Year            4.73%        3.83%
                            ------------------------------------------
                            10-Year           6.21%        5.76%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            6.27%        2.27%
                            ------------------------------------------
                            5-Year            3.95%        3.78%
                            ------------------------------------------
                            10-Year           5.64%        5.64%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            6.51%
                            ------------------------------------------
                            5-Year            4.16%
                            ------------------------------------------
                            10-Year           5.64%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            7.26%
                            ------------------------------------------
                            5-Year            4.94%
                            ------------------------------------------
                            10-Year           6.38%
                            ------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed   49%
AA                    16%
A                     13%
BBB                   15%
NR                     4%
BB or Lower            3%

                  Top Five Sectors/5/
                  Utilities                               19%
                  -------------------------------------------
                  U.S. Guaranteed                         16%
                  -------------------------------------------
                  Healthcare                              14%
                  -------------------------------------------
                  Tax Obligation/Limited                  12%
                  -------------------------------------------
                  Transportation                          10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $345,246
                  -------------------------------------------
                  Average Effective Maturity (Years)    15.18
                  -------------------------------------------
                  Average Duration                       6.70
                  -------------------------------------------

--------------------------------------------------------------------------------
1Paid May 3, 2004. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2004.
2Paid December 3, 2003. Capital gains and/or ordinary income are subject to federal taxation.
3The Dividend Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of the average net yield of a fund's portfolio of bonds that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of April 30, 2004. Holdings are subject to change.

                            Annual Report l Page 11

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/04                Nuveen Insured Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.86   $10.86   $10.78   $10.83
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0405  $0.0335  $0.0350  $0.0420
         --------------------------------------------------------------
         Inception Date              9/06/94  2/04/97  9/07/94 12/22/86
         --------------------------------------------------------------

Returns are historical and do not guarantee future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be more or less than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 4/30/04
                  A Shares                         NAV  Offer
                  1-Year                         1.50% -2.75%
                  -------------------------------------------
                  5-Year                         4.45%  3.56%
                  -------------------------------------------
                  10-Year                        5.82%  5.37%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         0.65% -3.23%
                  -------------------------------------------
                  5-Year                         3.67%  3.50%
                  -------------------------------------------
                  10-Year                        5.18%  5.18%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         0.91%
                  -------------------------------------------
                  5-Year                         3.91%
                  -------------------------------------------
                  10-Year                        5.14%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         1.67%
                  -------------------------------------------
                  5-Year                         4.68%
                  -------------------------------------------
                  10-Year                        6.02%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.47%  4.28%
                  -------------------------------------------
                  SEC 30-Day Yield/2/            3.12%  2.99%
                  -------------------------------------------
                  Taxable-Equivalent Yield/3/    4.33%  4.15%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.70%
                  -------------------------------------------
                  SEC 30-Day Yield/2/            2.52%
                  -------------------------------------------
                  Taxable-Equivalent Yield/3/    3.50%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.89%
                  -------------------------------------------
                  SEC 30-Day Yield/2/            2.72%
                  -------------------------------------------
                  Taxable-Equivalent Yield/3/    3.78%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.65%
                  -------------------------------------------
                  SEC 30-Day Yield/2/            3.47%
                  -------------------------------------------
                  Taxable-Equivalent Yield/3/    4.82%
                  -------------------------------------------

                            Average Annual Total Returns as of 3/31/04
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.97%        0.55%
                            ------------------------------------------
                            5-Year            5.05%        4.15%
                            ------------------------------------------
                            10-Year           6.13%        5.67%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            4.27%        0.27%
                            ------------------------------------------
                            5-Year            4.28%        4.11%
                            ------------------------------------------
                            10-Year           5.48%        5.48%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            4.48%
                            ------------------------------------------
                            5-Year            4.51%
                            ------------------------------------------
                            10-Year           5.44%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            5.25%
                            ------------------------------------------
                            5-Year            5.26%
                            ------------------------------------------
                            10-Year           6.32%
                            ------------------------------------------
Bond Credit Quality/4/
                                    [CHART]

                         AAA/U.S. Guaranteed           100%

          The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

                  Top Five Sectors/4/
                  U.S. Guaranteed                         26%
                  -------------------------------------------
                  Tax Obligation/General                  16%
                  -------------------------------------------
                  Tax Obligation/Limited                  13%
                  -------------------------------------------
                  Transportation                          12%
                  -------------------------------------------
                  Healthcare                              10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $915,255
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.47
                  -------------------------------------------
                  Average Duration                       5.95
                  -------------------------------------------

--------------------------------------------------------------------------------
1Paid May 3, 2004. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2004.
2The Dividend Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of the average net yield of a fund's portfolio of bonds that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
3The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
4As a percentage of total holdings as of April 30, 2004. Holdings are subject to change.

                            Annual Report l Page 12

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/04  Nuveen Intermediate Duration Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                           $9.01    $9.02    $9.02    $9.02
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0295  $0.0235  $0.0250  $0.0310
         --------------------------------------------------------------
         Latest Capital Gain and
          Ordinary Income
          Distribution/2/            $0.0855  $0.0855  $0.0855  $0.0855
         --------------------------------------------------------------
         Inception Date              6/13/95  2/07/97  6/13/95 11/29/76
         --------------------------------------------------------------

Returns are historical and do not guarantee future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be more or less than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 4/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         1.86% -1.21%
                  -------------------------------------------
                  5-Year                         3.97%  3.33%
                  -------------------------------------------
                  10-Year                        5.46%  5.14%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         1.07% -2.80%
                  -------------------------------------------
                  5-Year                         3.20%  3.03%
                  -------------------------------------------
                  10-Year                        4.86%  4.86%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         1.27%
                  -------------------------------------------
                  5-Year                         3.39%
                  -------------------------------------------
                  10-Year                        4.83%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         2.06%
                  -------------------------------------------
                  5-Year                         4.17%
                  -------------------------------------------
                  10-Year                        5.69%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              3.92%  3.81%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.29%  3.19%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.57%  4.43%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.12%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.63%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    3.65%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.32%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.83%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    3.93%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.12%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.59%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.99%
                  -------------------------------------------

                            Average Annual Total Returns as of 3/31/04
                            A Shares            NAV        Offer
                            ------------------------------------------
                            1-Year            4.63%        1.47%
                            ------------------------------------------
                            5-Year            4.49%        3.85%
                            ------------------------------------------
                            10-Year           5.75%        5.43%
                            ------------------------------------------
                            B Shares       w/o CDSC       w/CDSC
                            ------------------------------------------
                            1-Year            3.82%       -0.15%
                            ------------------------------------------
                            5-Year            3.71%        3.55%
                            ------------------------------------------
                            10-Year           5.16%        5.16%
                            ------------------------------------------
                            C Shares            NAV
                            ------------------------------------------
                            1-Year            4.13%
                            ------------------------------------------
                            5-Year            3.93%
                            ------------------------------------------
                            10-Year           5.12%
                            ------------------------------------------
                            R Shares            NAV
                            ------------------------------------------
                            1-Year            4.83%
                            ------------------------------------------
                            5-Year            4.71%
                            ------------------------------------------
                            10-Year           5.98%
                            ------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed    55%
AA                     19%
A                      11%
BBB                    13%
BB or Lower             2%

                 Top Five Sectors/5/
                 Tax Obligation/Limited                    20%
                 ---------------------------------------------
                 Healthcare                                16%
                 ---------------------------------------------
                 Utilities                                 15%
                 ---------------------------------------------
                 Tax Obligation/General                    14%
                 ---------------------------------------------
                 U.S. Guaranteed                           13%
                 ---------------------------------------------
                 Portfolio Statistics
                 Net Assets ($000)                  $2,707,907
                 ---------------------------------------------
                 Average Effective Maturity (Years)      12.60
                 ---------------------------------------------
                 Average Duration                         5.07
                 ---------------------------------------------

--------------------------------------------------------------------------------
1Paid May 3, 2004. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2004.
2Paid December 3, 2003. Capital gains and/or ordinary income are subject to federal taxation.
3The Dividend Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of the average net yield of a fund's portfolio of bonds that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
5As a percentage of total holdings as of April 30, 2004. Holdings are subject to change.

                            Annual Report l Page 13

--------------------------------------------------------------------------------
  Fund Spotlight as of 4/30/04           Nuveen Limited Term Municipal Bond Fund
================================================================================

             Quick Facts
                                        A Shares C Shares R Shares
             -----------------------------------------------------
             NAV                          $10.78   $10.76   $10.74
             -----------------------------------------------------
             Latest Monthly Dividend/1/  $0.0290  $0.0260  $0.0310
             -----------------------------------------------------
             Inception Date             10/19/87 12/01/95 02/06/97
             -----------------------------------------------------

Returns are historical and do not guarantee future performance. Returns without sales charges would be lower if the sales charge were included. Current performance may be more or less than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class C and R shares are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                    Average Annual Total Returns as of 4/30/04
                    A Shares                        NAV  Offer
                    ------------------------------------------
                    1-Year                        2.53% -0.04%
                    ------------------------------------------
                    5-Year                        4.09%  3.56%
                    ------------------------------------------
                    10-Year                       4.75%  4.48%
                    ------------------------------------------
                    C Shares                        NAV
                    ------------------------------------------
                    1-Year                        2.20%
                    ------------------------------------------
                    5-Year                        3.74%
                    ------------------------------------------
                    10-Year                       4.39%
                    ------------------------------------------
                    R Shares                        NAV
                    ------------------------------------------
                    1-Year                        2.77%
                    ------------------------------------------
                    5-Year                        4.29%
                    ------------------------------------------
                    10-Year                       4.88%
                    ------------------------------------------
                    Tax-Free Yields
                    A Shares                        NAV  Offer
                    ------------------------------------------
                    Dividend Yield/2/             3.22%  3.14%
                    ------------------------------------------
                    SEC 30-Day Yield/2/           2.59%  2.53%
                    ------------------------------------------
                    Taxable-Equivalent Yield/3/   3.60%  3.51%
                    ------------------------------------------
                    C Shares                        NAV
                    ------------------------------------------
                    Dividend Yield/2/             2.89%
                    ------------------------------------------
                    SEC 30-Day Yield/2/           2.32%
                    ------------------------------------------
                    Taxable-Equivalent Yield/3/   3.22%
                    ------------------------------------------
                    R Shares                        NAV
                    ------------------------------------------
                    Dividend Yield/2/             3.46%
                    ------------------------------------------
                    SEC 30-Day Yield/2/           2.87%
                    ------------------------------------------
                    Taxable-Equivalent Yield/3/   3.99%
                    ------------------------------------------

                              Average Annual Total Returns as of 3/31/04
                              A Shares           NAV        Offer
                              ------------------------------------------
                              1-Year           4.57%        1.94%
                              ------------------------------------------
                              5-Year           4.49%        3.96%
                              ------------------------------------------
                              10-Year          4.95%        4.69%
                              ------------------------------------------
                              C Shares           NAV
                              ------------------------------------------
                              1-Year           4.23%
                              ------------------------------------------
                              5-Year           4.13%
                              ------------------------------------------
                              10-Year          4.60%
                              ------------------------------------------
                              R Shares           NAV
                              ------------------------------------------
                              1-Year           4.82%
                              ------------------------------------------
                              5-Year           4.68%
                              ------------------------------------------
                              10-Year          5.09%
                              ------------------------------------------
Bond Credit Quality/4/
                                    [CHART]

AAA/U.S. Guaranteed    40%
AA                     18%
A                      15%
BBB                    23%
NR                      3%
BB or Lower             1%

                  Top Five Sectors/4/
                  Utilities                               20%
                  -------------------------------------------
                  Tax Obligation/Limited                  17%
                  -------------------------------------------
                  Healthcare                              17%
                  -------------------------------------------
                  Tax Obligation/General                  14%
                  -------------------------------------------
                  Education and Civic Organizations        7%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $890,830
                  -------------------------------------------
                  Average Effective Maturity (Years)     4.60
                  -------------------------------------------
                  Average Duration                       3.72
                  -------------------------------------------

--------------------------------------------------------------------------------
1Paid May 3, 2004. This is the latest monthly tax-exempt dividend declared during the period ended April 30, 2004.
2The Dividend Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of the average net yield of a fund's portfolio of bonds that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
3The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.
4As a percentage of total holdings as of April 30, 2004. Holdings are subject to change.

                            Annual Report l Page 14

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND
April 30, 2004


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Alabama - 0.2%
    $  1,000 Butler Industrial Development Board, Alabama, Solid Waste     9/04 at 102.00       BB+ $     1,024,700
              Disposal Revenue Bonds, James River Corporation Project,
              Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Arizona - 2.8%
             Arizona Health Facilities Authority, Hospital System
             Revenue Bonds, Phoenix Children's Hospital, Series 2002A:
         150  5.375%, 2/15/18                                              2/12 at 101.00       Ba2         133,638
       1,430  6.250%, 2/15/21                                              2/12 at 101.00       Ba2       1,380,880
       3,000 Arizona Health Facilities Authority, Revenue Bonds,          11/13 at 101.00       N/R       3,025,770
              American Baptist Estates - Terraces Project, Series 2003A,
              7.750%, 11/15/33
         575 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00        B-         545,140
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)
          50 Coconino County, Arizona, Pollution Control Revenue Bonds,    5/04 at 101.00        B-          43,910
              Nevada Power Company Project, Series 1997B, 5.800%,
              11/01/32 (Alternative Minimum Tax)
       6,720 Maricopa County Industrial Development Authority, Arizona,    1/11 at 103.00       BBB       6,525,053
              Senior Living Facility Revenue Bonds, Christian Care Mesa
              II, Inc., Series 2004A, 6.625%, 1/01/34 (Alternative
              Minimum Tax)
             Phoenix Industrial Development Authority, Arizona,
             Educational Revenue Bonds, Keystone Montessori School,
             Series 2004A:
         350  6.375%, 11/01/13                                            11/11 at 103.00       N/R         345,524
         790  7.250%, 11/01/23                                            11/11 at 103.00       N/R         775,156
       1,710  7.500%, 11/01/33                                            11/11 at 103.00       N/R       1,673,474
         550 Pima County Industrial Development Authority, Arizona,       12/14 at 100.00      BBB-         526,554
              Charter School Revenue Bonds, Noah Webster Basic Schools,
              Inc., Series 2004, 6.125%, 12/15/34
-------------------------------------------------------------------------------------------------------------------
             Arkansas - 0.2%
       1,220 Little River County, Arkansas, Revenue Refunding Bonds,      10/07 at 102.00       Ba3       1,118,386
              Geogria-Pacific Corporation Project, Series 1998, 5.600%,
              10/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             California - 17.0%
      10,250 Alameda Public Finance Authority, California, Bond              No Opt. Call       N/R      10,111,830
              Anticipation Notes, Alameda Power and Telecom,
              Series 2004, 7.000%, 6/01/09
       3,000 Beaumont Financing Authority, California, Local Agency        9/13 at 102.00       N/R       3,091,470
              Revenue Bonds, Series 2003A, 7.000%, 9/01/33
       1,200 California Health Facilities Financing Authority, Hospital    5/04 at 101.00       BB+       1,023,228
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15
       2,000 California Pollution Control Financing Authority, Solid      12/06 at 102.00       BB-       1,866,120
              Waste Disposal Revenue Bonds, Browning Ferris Industries,
              Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum
              Tax)
       1,057 California Pollution Control Financing Authority, Solid       7/07 at 102.00       N/R         190,298
              Waste Disposal Revenue Bonds, CanFibre of Riverside
              Project, Series 1997A, 9.000%, 7/01/19 (Alternative
              Minimum Tax) #
       5,600 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA       7,314,272
              Revenue Bonds, DRIVERS, Series 344, 13.770%, 5/01/13 (IF)
       8,085 California Department of Water Resources, Electric Power        No Opt. Call       AAA      10,231,244
              Supply Revenue Bonds, DRIVERS, Series 395, 14.180%,
              5/01/10 (IF) - AMBAC Insured
       7,225 California State Public Works Board, Lease Revenue Bonds,    12/13 at 100.00      Baa2       6,902,837
              Department of Corrections, Series 2003C, 5.000%, 6/01/24
       1,025 California Statewide Community Development Authority,         1/14 at 100.00       N/R       1,016,595
              Subordinate Lien Multifamily Housing Revenue Bonds, Corona
              Park Apartments, Series 2004I-S, 7.750%, 1/01/34
              (Alternative Minimum Tax)
       1,500 California Statewide Community Development Authority,        10/13 at 100.00       N/R       1,445,670
              Revenue Bonds, Notre Dame de Namur University, Series
              2003, 6.625%, 10/01/33
       4,000 California Statewide Community Development Authority,        10/15 at 103.00       N/R       4,343,480
              Senior Lien Revenue Bonds, East Valley Tourist Authority,
              Series 2003B, 9.250%, 10/01/20

----
15

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             California (continued)
    $  2,925 California Statewide Community Development Authority,         3/14 at 102.00       N/R $     2,837,075
              Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%,
              3/01/34
       2,000 Capistrano Unified School District, Orange County,            9/13 at 100.00       N/R       2,005,180
              California, Special Tax Bonds, Community Facilities
              District 90-2, Talega, Series 2003, 6.000%, 9/01/33
             Corona-Norco Unified School District, Riverside County,
             California, Special Tax Bonds, Community Facilities
             District 3-1, Series 2004:
       1,000  5.375%, 9/01/25                                              9/04 at 103.00       N/R         938,390
       1,000  5.375%, 9/01/33                                              9/04 at 103.00       N/R         919,030
       1,500 Fullerton Community Facilities District 1, California,        9/12 at 100.00       N/R       1,517,835
              Special Tax Bonds, Amerige Heights, Series 2002, 6.200%,
              9/01/32
       1,375 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB       1,463,220
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-2, 7.900%, 6/01/42
       1,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB       1,057,500
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-4, 7.800%, 6/01/42
       2,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB       2,124,980
              California, Tobacco Settlement Asset-Backed Revenue Bonds,
              Series 2003A-5, 7.875%, 6/01/42
       2,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB       1,876,840
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.750%, 6/01/39
             Huntington Beach, California, Special Tax Bonds, Community
             Facilities District 2003-1, Huntington Center, Series 2004:
         500  5.800%, 9/01/23                                              9/04 at 103.00       N/R         487,765
       1,000  5.850%, 9/01/33                                              9/04 at 103.00       N/R         971,000
       2,500 Lake Elsinore Public Financing Authority, California, Local  10/13 at 102.00       N/R       2,392,300
              Agency Revenue Refunding Bonds, Series 2003H, 6.375%,
              10/01/33
       1,200 Lake Elsinore, California, Special Tax Bonds, Community       9/13 at 102.00       N/R       1,148,832
              Facilities District 2003-2 Improvement Area A, Canyon
              Hills, Series 2004A, 5.950%, 9/01/34
       2,000 Lammersville School District, San Joaquin County,             9/12 at 101.00       N/R       2,027,840
              California, Special Tax Bonds, Community Facilities
              District of Mountain House, Series 2002, 6.375%, 9/01/32
       2,400 Lee Lake Water District, Riverside County, California,        9/13 at 102.00       N/R       2,361,696
              Special Tax Bonds, Community Facilities District 3, Series
              2004, 5.950%, 9/01/34
         300 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00        B-         253,377
              California, Sublease Revenue Bonds, Los Angeles
              International Airport, American Airlines, Inc. Terminal 4
              Project, Series 2002B, 7.500%, 12/01/24 (Alternative
              Minimum Tax)
       1,385 Los Angeles Regional Airports Improvement Corporation,       12/12 at 102.00        B-       1,179,854
              California, Sublease Revenue Bonds, Los Angeles
              International Airport, American Airlines, Inc. Terminal 4
              Project, Series 2002C, 7.500%, 12/01/24 (Alternative
              Minimum Tax)
       1,415 Merced Irrigation District, California, Revenue               9/13 at 102.00      Baa3       1,382,809
              Certificates of Participation, Electric System Project,
              Series 2003, 5.700%, 9/01/36
       1,555 Murrieta Valley Unified School District, Riverside County,    9/04 at 102.00       N/R       1,473,083
              California, Special Tax Bonds, Community Facilities
              District 2000-1, Series 2004B, 5.300%, 9/01/34
       2,500 Norco, California, Special Tax Bonds, Community Facilities    9/12 at 102.00       N/R       2,495,950
              District 01-1, Series 2002, 7.000%, 9/01/33
             Orange County, California, Special Tax Bonds, Community
             Facilities District 03-1, Ladera Ranch, Series 2004A:
         500  5.500%, 8/15/23                                              8/12 at 101.00       N/R         493,230
       1,625  5.600%, 8/15/28                                              8/12 at 101.00       N/R       1,610,993
       1,000  5.625%, 8/15/34                                              8/12 at 101.00       N/R         987,010
             Poway Unified School District, San Diego County,
             California, Special Tax Bonds, Community Facilities
             District 11, Series 2004:
         650  5.375%, 9/01/34                                              9/11 at 102.00       N/R         618,274
         875  5.375%, 9/01/34                                              9/11 at 102.00       N/R         814,476

----
16

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             California (continued)
             West Patterson Financing Authority, California, Special Tax
             Bonds, Community Facilities District 01-1, Series 2003B:
    $  1,100  6.750%, 9/01/30                                              9/13 at 103.00       N/R $     1,105,489
       3,400  7.000%, 9/01/38                                              9/13 at 103.00       N/R       3,392,962
       3,900 West Patterson Financing Authority, California, Special Tax   9/13 at 103.00       N/R       3,729,141
              Bonds, Community Facilities District 1, Series 2004A,
              6.125%, 9/01/39
-------------------------------------------------------------------------------------------------------------------
             Colorado - 13.6%
       2,970 Bell Mountain Ranch Consolidated Metropolitan District,         No Opt. Call       N/R       2,914,639
              Colorado, Subordinate Refunding and Improvement Bonds,
              Series 2003, 7.900%, 11/15/23
         925 Bradburn Metropolitan District 3, Colorado, General          12/13 at 101.00       N/R         905,029
              Obligation Bonds, Series 2003, 7.500%, 12/01/33
       2,000 Briargate Center Business Improvement District, Colorado,       No Opt. Call       N/R       1,992,080
              Special Assessment District 02-1 Revenue Bonds, Series
              2002B, 7.400%, 12/01/27
       4,530 Buffalo Ridge Metropolitan District, Colorado, Limited       12/13 at 101.00       N/R       4,463,409
              Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33
       2,750 Canterberry Crossing Metropolitan District II, Parker,       12/12 at 100.00       N/R       2,714,277
              Colorado, Limited Tax General Obligation Bonds, Series
              2002, 7.375%, 12/01/32
       1,000 Colorado Educational and Cultural Facilities Authority,       7/10 at 100.00       N/R       1,012,800
              Charter School Revenue Bonds, Compass Montessori Charter
              School, Series 2000, 7.750%, 7/15/31
       4,000 Colorado Educational and Cultural Facilities Authority,       8/11 at 100.00       AAA       4,933,120
              Charter School Revenue Bonds, Peak to Peak Charter School,
              Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)
             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Weld County School District
             6 - Frontier Academy, Series 2001:
       2,940  7.250%, 6/01/20                                              6/11 at 100.00       Ba1       3,051,573
       1,775  7.375%, 6/01/31                                              6/11 at 100.00       Ba1       1,844,207
       3,318 Colorado Educational and Cultural Facilities Authority,       2/12 at 100.00       N/R       3,416,910
              Charter School Revenue Bonds, Jefferson County School
              District R-1 - Compass Montessori Secondary School, Series
              2002, 8.000%, 2/15/32
             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Douglas County School
             District RE-1 - Platte River Academy, Series 2002A:
       1,000  7.250%, 3/01/22                                              3/12 at 100.00       Ba2       1,024,720
         750  7.250%, 3/01/32                                              3/12 at 100.00       Ba2         763,995
       2,500 Colorado Educational and Cultural Facilities Authority,       5/12 at 102.00       N/R       2,436,100
              Charter School Revenue Bonds, Montessori Peaks Building
              Foundation, Series 2002A, 8.000%, 5/01/32
       4,600 Colorado Educational and Cultural Facilities Authority,       3/12 at 100.00       N/R       4,541,856
              Charter School Revenue Bonds, Belle Creek Education
              Center, Series 2002A, 7.625%, 3/15/32
       1,000 Colorado Educational and Cultural Facilities Authority,      12/13 at 100.00       AAA         984,020
              Charter School Revenue Bonds, Classical Academy, Series
              2003, 5.000%, 12/01/33 - XLCA Insured
       4,240 Colorado Educational and Cultural Facilities Authority,      10/13 at 100.00       N/R       4,148,543
              Charter School Revenue Bonds, Pioneer ELOB Charter School,
              Series 2003, 7.750%, 10/15/33
       1,065 Colorado Educational and Cultural Facilities Authority,      11/13 at 100.00       N/R       1,040,718
              Charter School Revenue Bonds, Leadership Preparatory
              Academy, Series 2003, 7.875%, 5/01/27
             Colorado Educational and Cultural Facilities Authority,
             Independent School Revenue Bonds, Denver Academy, Series
             2003A:
         500  7.000%, 11/01/23                                            11/13 at 100.00       BB+         496,745
         810  7.125%, 11/01/28                                            11/13 at 100.00       BB+         804,613
       2,860 Colorado Educational and Cultural Facilities Authority,       5/14 at 101.00       N/R       2,807,433
              Charter School Revenue Bonds, Denver Arts and Technology
              Academy, Series 2003, 8.000%, 5/01/34
             Colorado Educational and Cultural Facilities Authority,
             Charter School Revenue Bonds, Excel Academy Charter School,
             Series 2003:
         500  7.300%, 12/01/23                                            12/13 at 100.00       N/R         477,225
         875  7.500%, 12/01/33                                            12/13 at 100.00       N/R         829,841

----
17

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Colorado (continued)
    $  2,230 Conservatory Metropolitan District, Arapahoe County,         12/13 at 102.00       N/R $     2,157,659
              Aurora, Colorado, General Obligation Bonds, Series 2003,
              7.550%, 12/01/32
       2,000 Denver City and County, Colorado, Airport System Revenue     11/10 at 100.00       AAA       2,198,740
              Refunding Bonds, Series 2000A, 6.000%, 11/15/16
              (Alternative Minimum Tax) - AMBAC Insured
       2,350 Laredo Metropolitan District, Colorado, General Obligation   12/13 at 101.00       N/R       2,340,083
              Bonds, Series 2003, 7.500%, 12/01/33
       5,035 Maher Ranch Metropolitan District 4, Colorado, General       12/13 at 102.00       N/R       5,000,208
              Obligation Bonds, Series 2003, 7.875%, 12/01/33
       3,500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00      BBB-       3,398,500
              Memorial Hospital, Series 2003, 6.000%, 12/01/33
       2,000 Park Creek Metropolitan District, Colorado, Limited Tax         No Opt. Call       N/R       2,011,120
              Obligation Revenue Bonds, Series 2003CR-1, 7.875%,
              12/01/32 (Mandatory put 12/01/13)
       1,500 Park Creek Metropolitan District, Colorado, Limited Tax      12/13 at 100.00       N/R       1,508,340
              Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32
       5,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax        6/14 at 101.00       N/R       5,390,895
              Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25
             Tallyns Reach Metropolitan District 2, Colorado, Limited
              Tax Obligation Bonds, Series 2004:
         250  6.000%, 12/01/18                                            12/13 at 100.00       N/R         245,818
         310  6.375%, 12/01/23                                            12/13 at 100.00       N/R         304,039
             Tallyns Reach Metrolpolitan District 3, Colorado, Limited
              Tax Obligation Bonds, Series 2004:
         500  6.625%, 12/01/23                                            12/13 at 100.00       N/R         490,565
         500  6.750%, 12/01/33                                            12/13 at 100.00       N/R         489,010
-------------------------------------------------------------------------------------------------------------------
             Connecticut - 0.7%
       1,455 Connecticut Development Authority, Health Facility Revenue    8/04 at 102.00       N/R       1,439,679
              Refunding Bonds, Alzheimer's Resource Center of
              Connecticut, Inc. Project, Series 1994A, 7.125%, 8/15/14
             Eastern Connecticut Resource Recovery Authority, Solid
             Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
             1993A:
         330  5.500%, 1/01/14 (Alternative Minimum Tax)                    7/04 at 101.00       BBB         337,128
       1,940  5.500%, 1/01/20 (Alternative Minimum Tax)                    7/04 at 101.00       BBB       1,940,213
-------------------------------------------------------------------------------------------------------------------
             Florida - 6.8%
       5,000 Bartram Springs Community Development District, Duval         5/13 at 102.00       N/R       5,179,550
              County, Florida, Special Assessment Bonds, Series 2003A,
              6.650%, 5/01/34
       2,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00       N/R       2,473,040
              Tribe Convention Center, Series 2002A, 10.000%, 10/01/33
       4,000 Capital Trust Agency, Florida, Revenue Bonds, Seminole       10/12 at 102.00       N/R       4,676,960
              Tribe Convention Center, Series 2003A, 8.950%, 10/01/33
       1,200 Century Gardens Community Development District, Miami Dade    5/14 at 101.00       N/R       1,155,180
              County, Florida, Special Assessment Revenue Bonds, Series
              2004, 5.900%, 5/01/34
       1,490 Dade County Industrial Development Authority, Florida,        6/05 at 102.00       N/R       1,511,784
              Revenue Bonds, Miami Cerebral Palsy Residential Services,
              Inc. Project, Series 1995, 8.000%, 6/01/22
       1,000 Hillsborough County Industrial Development Authority,         4/10 at 101.00       N/R       1,067,740
              Florida, Exempt Facilities Revenue Bonds, National Gypsum
              Company - Apollo Beach Project, Series 2000B, 7.125%,
              4/01/30 (Alternative Minimum Tax)
       2,000 Islands at Doral Southwest Community Development District,    5/13 at 101.00       N/R       2,065,520
              Florida, Special Assessment Bonds, Series 2003, 6.375%,
              5/01/35
         650 Lexington Community Development District, Florida, Special    5/14 at 101.00       N/R         651,547
              Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34
       3,550 MMA Financial CDD Junior Securitization Trust, Florida,      11/07 at 100.00       N/R       3,551,598
              Pass-Through Certificates, Series 2003I-A, 8.000%, 11/01/13

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Florida (continued)
    $  1,000 Martin County Industrial Development Authority, Florida,     12/04 at 102.00      BBB- $     1,031,160
              Industrial Development Revenue Bonds, Indiantown
              Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25
              (Alternative Minimum Tax)
         310 Martin County Industrial Development Authority, Florida,     12/04 at 102.00      BBB-         319,793
              Industrial Development Revenue Refunding Bonds, Indiantown
              Cogeneration Project, Series 1995B, 8.050%, 12/15/25
              (Alternative Minimum Tax)
       3,070 Meadowwoods Community Development District, Pasco County,     5/14 at 101.00       N/R       3,038,195
              Florida, Special Assessment Revenue Bonds, Series 2004A,
              6.050%, 5/01/35
       2,500 Reunion East Community Development District, Osceola          5/12 at 101.00       N/R       2,655,200
              County, Florida, Special Assessment Bonds, Series 2002A,
              7.375%, 5/01/33
       1,000 South-Dade Venture Community Development District, Florida,   5/14 at 101.00       N/R         997,950
              Special Assessment Revenue Bonds, Series 2004, 6.125%,
              5/01/34
             Stonegate Community Development District, Florida, Special
              Assessment Revenue Bonds, Series 2004:
         500  6.000%, 5/01/24                                              5/14 at 101.00       N/R         499,135
         500  6.125%, 5/01/34                                              5/14 at 101.00       N/R         498,975
             Westchester Community Development District 1, Florida,
             Special Assessment Assessment Bonds, Series 2003:
       1,150  6.000%, 5/01/23                                              5/13 at 101.00       N/R       1,159,028
       3,750  6.125%, 5/01/35                                              5/13 at 101.00       N/R       3,772,275
-------------------------------------------------------------------------------------------------------------------
             Georgia - 1.1%
             Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station
              Project, Series 2001:
       1,650  7.750%, 12/01/14                                            12/11 at 101.00       N/R       1,706,678
       1,400  7.900%, 12/01/24                                            12/11 at 101.00       N/R       1,455,020
          95 Effingham County Development Authority, Georgia, Solid        7/08 at 102.00       BB+          90,172
              Waste Disposal Revenue Bonds, Ft. James Project, Series
              1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
       1,500 Fulton County Residential Care Facilities Authority,         12/13 at 102.00       N/R       1,516,620
              Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003,
              7.625%, 12/01/33
         900 Fulton County Residential Care Facilities Authority,          2/09 at 100.00       N/R         874,719
              Georgia, Revenue Bonds, Canterbury Court, Series 2004A,
              6.125%, 2/15/34
-------------------------------------------------------------------------------------------------------------------
             Idaho - 0.7%
       3,580 Power County Industrial Development Corporation, Idaho,       8/09 at 102.00       BB+       3,593,926
              Solid Waste Disposal Revenue Bonds, FMC Corporation,
              Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Illinois - 4.2%
       1,545 Chicago, Illinois, Tax Increment Allocation Bonds,            1/09 at 100.00       N/R       1,515,645
              Irving/Cicero Redevelopment Project, Series 1998, 7.000%,
              1/01/14
       1,000 Illinois Development Finance Authority, Revenue Bonds,       12/12 at 100.00       BBB       1,007,690
              Chicago Charter School Foundation Project, Series 2002A,
              6.125%, 12/01/22
         750 Illinois Development Finance Authority, Environmental         6/12 at 100.00       Ba3         807,135
              Services Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum
              Tax)
       1,650 Illinois Health Facilities Authority, Revenue Bonds,         11/08 at 102.00       BB+       1,433,801
              Midwest Physicians Group Ltd., Series 1998,
              5.500%, 11/15/19
       1,635 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00      Baa2       1,489,044
              Victory Health Services, Series 1997A, 5.750%, 8/15/27
       2,600 Illinois Health Facilities Authority, Revenue Bonds, Smith      No Opt. Call       N/R       2,605,252
              Crossing, Series 2003A, 7.000%, 11/15/32
             Illinois Health Facilities Authority, Revenue Refunding
             Bonds, Proctor Community Hospital Project, Series 1991:
         320  7.500%, 1/01/11                                              7/04 at 100.00       BB+         320,154
         925  7.375%, 1/01/23                                              7/04 at 100.00       BB+         925,083
       1,000 Illinois Educational Facilities Authority, Student Housing    5/12 at 101.00      Baa2       1,024,190
              Revenue Bonds, Educational Advancement Foundation Fund,
              University Center Project, Series 2002, 6.250%, 5/01/34

----
19

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Illinois (continued)
    $    300 Libertyville, Illinois, Affordable Housing Revenue Bonds,    11/09 at 100.00        A2 $      295,446
              Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
              (Alternative Minimum Tax)
       3,495 Minooka, Illinois, Special Assessment Bonds, Lakewood         3/13 at 102.00       N/R      3,424,191
              Trails Project, Series 2003, 6.625%, 3/01/33
       2,060 Plano Special Service Area 1, Illinois, Special Tax Bonds,    3/14 at 102.00       N/R      1,995,913
              Lakewood Springs, Series 2004A, 6.200%, 3/01/34
             Robbins, Illinois, Resource Recovery Revenue Bonds,
             Restructuring Project, Series 1999C, Guaranteed by Foster
             Wheeler Ltd., Series 1999C:
          --  7.250%, 10/15/09 (Alternative Minimum Tax)                     No Opt. Call       N/R              1
          --  7.250%, 10/15/24 (Alternative Minimum Tax)                     No Opt. Call       N/R            124
       2,100 Round Lake, Illinois, Special Tax Bonds, Lakewood Grove       3/13 at 102.00       N/R      2,154,222
              Special Service Area 1, Series 2003, 6.700%, 3/01/33
       3,570 Round Lake, Illinois, Special Tax Bonds, Lakewood Grove       3/13 at 102.00       N/R      3,553,828
              Special Service Area 3, Series 2003, 6.750%, 3/01/33
------------------------------------------------------------------------------------------------------------------
             Indiana - 3.4%
       2,000 Indiana Health Facility Financing Authority, Hospital         3/14 at 101.00      BBB-      1,925,760
              Revenue Bonds, Community Foundation of Northwest Indiana,
              Series 2004A, 6.000%, 3/01/34
         150 Jasper County, Indiana, Economic Development Revenue Bonds,  12/07 at 102.00       Ba3        132,297
              Georgia Pacific Corporation Project, Series 1997, 5.625%,
              12/01/27 (Alternative Minimum Tax)
          50 Jasper County, Indiana, Economic Development Revenue Bonds,   4/09 at 102.00       Ba3         44,424
              Georgia Pacific Corporation Project, Series 1999, 5.600%,
              4/01/29 (Alternative Minimum Tax)
          45 Jasper County, Indiana, Economic Development Revenue          4/10 at 101.00       Ba3         45,592
              Refunding Bonds, Georgia Pacific Corporation Project,
              Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
         890 Petersburg, Indiana, Pollution Control Revenue Refunding      8/11 at 102.00      Baa2        900,947
              Bonds, Indianapolis Power and Light Company, Series 1991,
              5.750%, 8/01/21
       1,500 Petersburg, Indiana, Pollution Control Revenue Bonds,         8/11 at 102.00      Baa3      1,560,075
              Indiana Power and Light Company, Series 1996, 6.375%,
              11/01/29 (Alternative Minimum Tax)
         750 Petersburg, Indiana, Pollution Control Revenue Refunding     12/04 at 102.00         A        780,353
              Bonds, Indianapolis Power and Light Company, Series 1995A,
              6.625%, 12/01/24 - ACA Insured
       7,315 Vincennes, Indiana, Economic Development Revenue Bonds,       1/09 at 102.00       N/R      6,883,561
              Southwest Indiana Regional Youth Village, Series 1999,
              6.250%, 1/01/24
       5,830 Whitley County, Indiana, Solid Waste and Sewerage Disposal   11/10 at 102.00       N/R      5,886,959
              Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%,
              11/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Iowa - 0.1%
         685 Iowa Higher Education Loan Authority, Private College        10/10 at 102.00       N/R        723,572
              Facility Revenue Bonds, Waldorf College Project, Series
              1999, 7.375%, 10/01/19
------------------------------------------------------------------------------------------------------------------
             Kentucky - 1.8%
             Kenton County Airport Board, Kentucky, Special Facilities
             Revenue Bonds, Delta Air Lines Project, Series 1992A:
       2,875  7.500%, 2/01/20 (Alternative Minimum Tax)                      No Opt. Call       CCC      2,508,466
         130  7.125%, 2/01/21 (Alternative Minimum Tax)                    8/04 at 100.00       CCC        107,055
             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare, Inc. Project, Series 1997:
       1,000  5.850%, 10/01/17                                             4/08 at 102.00       BB-        941,720
       2,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-      2,255,850
             Newport Public Properties Corporation, Kentucky, First
             Mortgage Revenue Bonds, Public Parking and Plaza Project,
             Series 2000A:
       1,500  8.375%, 1/01/18                                              7/10 at 104.00       N/R      1,438,800
       2,320  8.500%, 1/01/27                                              7/10 at 104.00       N/R      2,229,288

----
20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Louisiana - 3.7%
    $  3,405 Carter Plantation Community Development District,            11/05 at 100.00       N/R $     3,324,710
              Livingston Parish, Louisiana, Special Assessment Bonds,
              Series 2004, 5.500%, 5/01/16
         505 East Baton Rouge Parish, Louisiana, Revenue Refunding         3/08 at 102.00       Ba3         485,416
              Bonds, Georgia Pacific Corporation Project, Series 1998,
              5.350%, 9/01/11 (Alternative Minimum Tax)
       6,500 Hodge, Louisiana, Combined Utility System Revenue Bonds,        No Opt. Call         B       6,586,775
              Stone Containter Corporation, Series 2003, 7.450%, 3/01/24
              (Alternative Minimum Tax)
             Ouachita Parish Industrial Development Authority,
             Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks
             Project, Series 2004A:
         880  8.250%, 3/01/19 (Alternative Minimum Tax)                    3/10 at 102.00       N/R         879,243
         800  8.500%, 3/01/24 (Alternative Minimum Tax)                    3/10 at 102.00       N/R         807,664
       5,415 St. James Parish, Louisiana, Solid Waste Disposal Revenue    10/04 at 100.00       N/R       5,459,078
              Bonds, Freeport McMoran Project, Series 1992, 7.700%,
              10/01/22 (Alternative Minimum Tax)
       2,000 West Felciana Parish, Louisiana, Pollution Control Revenue    6/04 at 101.00       BB+       2,028,380
              Bonds, Gulf States Utilities Company, Series 1984I,
              7.700%, 12/01/14
-------------------------------------------------------------------------------------------------------------------
             Maine - 0.0%
         145 Maine Finance Authority, Solid Waste Recycling Facilities    10/04 at 100.00        BB         145,842
              Revenue Bonds, Bowater Inc. - Great Northern Paper
              Project, Series 1992, 7.750%, 10/01/22 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Maryland - 2.0%
       3,320 Maryland Energy Financing Administration, Revenue Bonds,      9/05 at 102.00       N/R       3,362,363
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)
             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Collington Episcopal Life, Series
             2001A:
          10  6.750%, 4/01/20                                              4/09 at 100.00       N/R           7,901
         300  6.750%, 4/01/23                                              4/11 at 101.00       N/R         237,030
             Prince George's County, Maryland, Project and Revenue
             Refunding Bonds, Dimensions Health Corporation, Series 1994:
          25  5.100%, 7/01/06                                              7/04 at 102.00        B3          20,106
         665  5.375%, 7/01/14                                              7/04 at 102.00        B3         525,290
       8,665  5.300%, 7/01/24                                              7/04 at 102.00        B3       6,465,996
-------------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.0%
       2,000 Boston Industrial Development Financing Authority,            9/12 at 102.00       N/R       1,963,860
              Massachusetts, Subordinate Revenue Bonds, Crosstown Center
              Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum
              Tax)
         870 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00       BBB         829,284
              Revenue Bonds, Ogden Haverhill Project, Series 1998B,
              5.300%, 12/01/14 (Alternative Minimum Tax)
       1,000 Massachusetts Development Finance Agency, Resource Recovery  12/09 at 102.00       BBB       1,048,290
              Revenue Bonds, Ogden Haverhill, Series 1999A, 6.700%,
              12/01/14 (Alternative Minimum Tax)
       1,345 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call       N/R       1,423,050
              Resource Recovery Revenue Bonds, Eco/ Springfield LLC
              Project, Series 2000A, 8.375%, 7/01/14 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Michigan - 5.4%
       1,300 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00       N/R       1,227,759
              Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29
         925 Countryside Charter School, Berrien County, Michigan,         4/09 at 100.00       N/R         943,796
              Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29
       4,485 Detroit Local Development Finance Authority, Michigan, Tax    5/09 at 101.00       BB-       3,766,189
              Increment Bonds, Series 1998A, 5.500%, 5/01/21
             Michigan Municipal Bond Authority, Public School Academy
             Revenue Bonds, Detroit Academy of Arts and Sciences Charter
             School, Series 2001A:
       2,000  7.500%, 10/01/12                                            10/09 at 102.00       Ba1       2,069,200
       3,500  8.000%, 10/01/31                                            10/09 at 102.00       Ba1       3,597,650

----
21

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Michigan (continued)
             Michigan Municipal Bond Authority, Public School Academy
             Revenue Bonds, YMCA Service Learning Academy Charter
             School, Series 2001:
    $  1,400  7.250%, 10/01/11                                            10/09 at 102.00       Ba1 $     1,436,526
         750  7.625%, 10/01/21                                            10/09 at 102.00       Ba1         763,920
             Michigan State Hospital Finance Authority, Revenue
             Refunding Bonds, Detroit Medical Center Obligated Group,
             Series 1993A:
         665  6.250%, 8/15/13                                              8/04 at 101.00       Ba3         571,235
         595  6.500%, 8/15/18                                              8/04 at 101.00       Ba3         498,800
         110 Michigan State Hospital Finance Authority, Hospital Revenue   8/04 at 102.00       Ba3          80,022
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993B, 5.500%, 8/15/23
       4,175 Michigan State Hospital Finance Authority, Revenue Bonds,     1/06 at 102.00       N/R       3,808,477
              Presbyterian Villages of Michigan Obligated Group, Series
              1995, 6.500%, 1/01/25
             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Sinai Hospital, Series 1995:
         135  6.625%, 1/01/16                                              1/06 at 102.00       Ba3         116,741
         275  6.700%, 1/01/26                                              1/06 at 102.00       Ba3         227,013
             Michigan State Hospital Finance Authority, Revenue Bonds,
             Presbyterian Villages of Michigan Obligated Group, Series
             1997:
         275  6.375%, 1/01/15                                              1/07 at 102.00       N/R         265,999
         535  6.375%, 1/01/25                                              1/07 at 102.00       N/R         484,384
             Michigan State Hospital Finance Authority, Hospital Revenue
             Bonds, Detroit Medical Center Obligated Group, Series 1998A:
         115  5.125%, 8/15/18                                              8/08 at 101.00       Ba3          84,212
         170  5.250%, 8/15/23                                              8/08 at 101.00       Ba3         119,638
       1,020  5.250%, 8/15/28                                              8/08 at 101.00       Ba3         691,529
         150 Midland County Economic Development Corporation, Michigan,    7/07 at 101.00       BB+         154,383
              Subordinated Pollution Control Limited Obligation Revenue
              Refunding Bonds, Midland Cogeneration Project, Series
              2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)
       2,805 Nataki Talibah Schoolhouse, Wayne County, Michigan,           6/10 at 102.00       N/R       2,948,560
              Certificates of Participation, Series 2000, 8.250%, 6/01/30
             Pontiac Hospital Finance Authority, Michigan, Hospital
             Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
       1,140  6.000%, 8/01/13                                              8/04 at 101.00       Ba1       1,043,556
       1,905  6.000%, 8/01/18                                              8/04 at 101.00       Ba1       1,692,231
       2,130  6.000%, 8/01/23                                              8/04 at 101.00       Ba1       1,851,716
         500 Wayne County, Michigan, Special Airport Facilities Revenue   12/05 at 102.00       N/R         449,450
              Refunding Bonds, Northwest Airlines, Inc., Series 1995,
              6.750%, 12/01/15
-------------------------------------------------------------------------------------------------------------------
             Minnesota - 2.6%
       3,250 Duluth Economic Development Authority, Minnesota,             6/12 at 101.00        BB       3,389,133
              Healthcare Facilities Revenue Bonds, Saint Luke's
              Hospital, Series 2002, 7.250%, 6/15/32
       2,500 Minneapolis-St. Paul Metropolitan Airports Commission,        4/11 at 101.00       N/R       2,280,750
              Minnesota, Special Facilities Revenue Bonds, Northwest
              Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25
              (Alternative Minimum Tax)
         400 Northwest Minnesota Multi-County Housing and Redevelopment   10/04 at 102.00       N/R         236,000
              Authority, Governmental Housing Revenue Bonds, Pooled
              Housing Program, Series 1994B, 8.125%, 10/01/26
       1,325 Ramsey, Anoka County, Minnesota, Charter School Lease         6/14 at 102.00       N/R       1,327,610
              Revenue Bonds, PACT Charter School, Series 2004A, 6.750%,
              12/01/33
         135 St. Paul Housing and Redevelopment Authority, Minnesota,      5/04 at 102.00        BB         136,459
              Hospital Facility Revenue Bonds, HealthEast Inc., Series
              1993B, 6.625%, 11/01/17
         590 St. Paul Housing and Redevelopment Authority, Minnesota,      5/04 at 102.00        BB         596,797
              Hospital Facility Revenue Refunding Bonds, HealthEast
              Inc., Series 1993A, 6.625%, 11/01/17

----
22

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Minnesota (continued)
    $  1,600 St. Paul Housing and Redevelopment Finance Authority,        12/11 at 102.00       N/R $     1,630,592
              Minnesota, Charter School Revenue Bonds, Achieve Charter
              School, Series 2003A, 7.000%, 12/01/32
       1,100 Saint Paul Housing and Redevelopment Authority, Minnesota,    6/14 at 102.00       N/R       1,102,167
              Charter School Revenue Bonds, HOPE Academy Charter School,
              Series 2004A, 6.750%, 12/01/33 (WI, settling 5/11/04)
       3,000 South St. Paul Housing and Redevelopment Authority,          11/04 at 102.00        BB       3,077,070
              Minnesota, Hospital Facility Revenue Refunding Bonds,
              HealthEast, Inc., Series 1994, 6.750%, 11/01/09
-------------------------------------------------------------------------------------------------------------------
             Mississippi - 0.2%
       1,000 Perry County, Mississippi, Pollution Control Revenue          3/12 at 100.00       Ba3         944,510
              Refunding Bonds, Leaf River Forest Project, Series 1999,
              5.200%, 10/01/12
-------------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%
       2,400 Kansas City Industrial Development Authority, Missouri,       2/14 at 102.00       N/R       2,323,056
              Multifamily Housing Revenue Bonds, Pickwick Apartments
              Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum
              Tax)
       2,500 St. Louis County Industrial Development Authority,            6/04 at 101.00       N/R       2,576,500
              Missouri, Revenue Bonds, Kiel Center Multipupose Arena,
              Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Montana - 1.8%
       9,500 Montana Board of Investments, Exempt Facility Revenue         7/10 at 101.00       Ba3       9,827,940
              Bonds, Stillwater Mining Company Project, Series 2000,
              8.000%, 7/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Nevada - 1.8%
       1,300 Clark County, Nevada, Local Improvement Bonds, Mountain's     8/16 at 100.00       N/R       1,298,414
              Edge Special Improvement District 142, Series 2003,
              6.375%, 8/01/23
         380 Clark County, Nevada, Industrial Development Revenue Bonds,   1/05 at 100.00        B-         324,790
              Nevada Power Company Project, Series 1995A, 5.600%,
              10/01/30 (Alternative Minimum Tax)
         345 Clark County, Nevada, Industrial Development Revenue         10/04 at 100.00        B-         306,350
              Refunding Bonds, Nevada Power Company Project, Series
              1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)
       4,045 Clark County, Nevada, Industrial Development Revenue Bonds,   7/04 at 101.00        B-       3,460,578
              Nevada Power Company Project, Variable Rate Demand
              Obligations, Series 1995C, 5.500%, 10/01/30
         110 Clark County, Nevada, Industrial Development Revenue Bonds,  11/04 at 100.00        B-          97,356
              Nevada Power Company Project, Series 1997A, 5.900%,
              11/01/32 (Alternative Minimum Tax)
          25 Clark County, Nevada, Pollution Control Revenue Bonds,        1/05 at 100.00        B-          21,754
              Nevada Power Company, Series 1995D, 5.450%, 10/01/23
       3,400 Director of Nevada State Department of Business and           1/10 at 102.00       N/R       3,256,146
              Industry, Revenue Bonds, Las Vegas Monorail Project,
              Second Tier Series 2000, 7.375%, 1/01/40
       1,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00         A       1,066,660
              2002A, 6.625%, 10/01/17 - ACA Insured
-------------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%
       1,500 New Hampshire Health and Education Facilities Authority,     10/11 at 101.00        A+       1,539,960
              Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%,
              10/01/31
         685 New Hampshire Higher Educational and Health Facilities          No Opt. Call       BB-         686,802
              Authority, Revenue Bonds, Littleton Hospital Association,
              Series 1998A, 5.450%, 5/01/08
-------------------------------------------------------------------------------------------------------------------
             New Jersey - 1.7%
       2,155 New Jersey Economic Development Authority, Industrial         4/06 at 102.00       Ba3       2,173,770
              Development Revenue Refunding Bonds, Newark Airport
              Marriott Hotel, Series 1996, 7.000%, 10/01/14
       1,925 New Jersey Economic Development Authority, Revenue Bonds,     8/09 at 102.00       N/R       1,732,500
              Meridian Health System - Shrewsbury Assisted Living
              Facility, Series 1999, 6.750%, 8/01/30
       1,000 New Jersey Economic Development Authority, Special            9/09 at 101.00         B         784,260
              Facilities Revenue Bonds, Continental Airlines, Inc.,
              Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
       2,000 New Jersey Economic Development Authority, Special            6/13 at 101.00         B       2,006,660
              Facilities Revenue Bonds, Continental Airlines, Inc.,
              Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)

----
23

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             New Jersey (continued)
             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2003:
    $  1,250  6.750%, 6/01/39                                              6/13 at 100.00       BBB $     1,173,025
       1,000  7.000%, 6/01/41                                              6/13 at 100.00       BBB         982,400
-------------------------------------------------------------------------------------------------------------------
             New Mexico - 0.1%
         780 Farmington, New Mexico, Pollution Control Revenue Refunding  10/04 at 100.00       BBB         799,500
              Bonds, Southern California Edison Company - Four Corners
              Project, Series 1991A, 7.200%, 4/01/21
-------------------------------------------------------------------------------------------------------------------
             New York - 1.1%
       1,360 Cattaraugus County Industrial Development Agency, New York,     No Opt. Call       N/R         783,034
              Revenue Bonds, Laidlaw Energy and Environmental, Inc.
              Project, Series 1999A, 8.500%, 7/01/21 (Alternative
              Minimum Tax) ##
         550 New York City Industrial Development Agency, New York,        8/07 at 102.00       CCC         341,000
              Special Facilities Revenue Bonds, American Airlines, Inc.,
              Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)
       1,700 New York City Industrial Development Agency, New York,        8/04 at 102.00       CCC       1,172,031
              Special Facilities Revenue Bonds, American Airlines, Inc.,
              Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
         750 New York City Industrial Development Agency, New York,       12/12 at 101.00       Ba2         736,665
              Special Facilities Revenue Bonds, British Airways PLC,
              Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
         500 New York City Industrial Development Agency, New York,       11/12 at 100.00      CCC+         487,760
              Special Facilities Revenue Bonds, Continental Airlines,
              Inc., Series 2003, 8.375%, 11/01/16 (Alternative Minimum
              Tax)
             Dormitory Authority of the State of New York, Revenue
              Bonds, Nyack Hospital, Series 1996:
       1,270  6.000%, 7/01/06                                              7/06 at 102.00       Ba3       1,229,893
         500  6.250%, 7/01/13                                              7/06 at 102.00       Ba3         454,095
         500 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00        AA         543,135
              Bonds, Marymount Manhattan College, Series 1999, 6.125%,
              7/01/21 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             North Carolina - 1.0%
       5,500 North Carolina Capital Facilities Financing Agency, Solid     7/12 at 106.00       N/R       5,394,345
              Waste Facilities Revenue Bonds, Liberty Tire Services of
              North Carolina LLC, Series 2004A, 6.750%, 7/01/29
-------------------------------------------------------------------------------------------------------------------
             North Dakota - 0.2%
         940 Oakes, North Dakota, Industrial Development Revenue Bonds,    2/05 at 103.00       N/R         965,718
              Omniquip International, Inc. Project, Series 1999, 5.800%,
              2/01/14 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Ohio - 1.4%
             Belmont County, Ohio, Revenue Bonds, Ohio Valley Health
             Services and Education Corporation, Series 1998:
         500  5.700%, 1/01/13                                              1/08 at 102.00        BB         457,620
         400  5.800%, 1/01/18                                              1/08 at 102.00        BB         348,608
       1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       BB+         901,680
              Emery Air Freight Corporation and Emery Worldwide
              Airlines, Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18
         400 Ohio Water Development Authority, Solid Waste Disposal        9/05 at 102.00        A+         414,988
              Revenue Bonds, BHP Steel LLC, Series 1995, 6.300%, 9/01/20
              (Alternative Minimum Tax)
       3,000 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R       2,789,610
              Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%,
              9/01/20 (Alternative Minimum Tax)
       2,500 Ohio Water Development Authority, Solid Waste Disposal        9/09 at 102.00       N/R       2,511,225
              Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%,
              9/01/20 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Oklahoma - 2.4%
             Oklahoma Development Finance Authority, Revenue Refunding
             Bonds, Hillcrest Healthcare System, Series 1999A:
       1,250  5.125%, 8/15/10                                              8/09 at 101.00        B1       1,104,538
       1,000  5.750%, 8/15/12                                              8/09 at 101.00        B1         894,680
         815  5.750%, 8/15/13                                              8/09 at 101.00        B1         721,919
       1,000  5.750%, 8/15/15                                              8/09 at 101.00        B1         869,860

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Oklahoma (continued)
             Oklahoma Development Finance Authority, Revenue Refunding
             Bonds, Hillcrest Healthcare System, Series 1999A:
    $  1,730  5.625%, 8/15/19                                              8/09 at 101.00        B1 $     1,441,021
       6,020  5.625%, 8/15/29                                              8/09 at 101.00        B1       4,776,449
       2,130 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,       6/05 at 102.00        B-       1,817,337
              American Airlines, Inc., Series 1995, 6.250%, 6/01/20
       1,200 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00        B-       1,103,748
              Bonds, American Airlines, Inc., Series 2001B, 5.650%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)
-------------------------------------------------------------------------------------------------------------------
             Pennsylvania - 4.2%
             Allegheny County Hospital Development Authority,
             Pennsylvania, Revenue Bonds, West Penn Allegheny Health
             System, Series 2000B:
       2,765  9.250%, 11/15/22                                            11/10 at 102.00         B       3,094,339
       5,545  9.250%, 11/15/30                                            11/10 at 102.00         B       6,199,310
         775 Cumberland County Municipal Authority, Pennsylvania, First   11/04 at 102.00    BBB***         812,564
              Mortgage Revenue Refunding Bonds, Carlisle Hospital and
              Health Services, Series 1994, 6.800%, 11/15/14
              (Pre-refunded to 11/15/04)
       1,500 Cumberland County Municipal Authority, Pennsylvania,          1/13 at 101.00       N/R       1,492,575
              Retirement Community Revenue Bonds, Wesley Affiliated
              Services, Inc., Series 2002A, 7.125%, 1/01/25
       1,200 New Morgan Industrial Development Authority, Pennsylvania,   10/04 at 102.00       BB-       1,117,116
              Solid Waste Disposal Revenue Bonds, New Morgan Landfill
              Company, Inc. Project, Series 1994, 6.500%, 4/01/19
              (Alternative Minimum Tax)
         465 Northumberland County Industrial Development Authority,       2/13 at 102.00       N/R         441,448
              Pennsylvania, Facility Revenue Bonds, NHS Youth Services,
              Inc., Series 2002, 7.500%, 2/15/29
       2,000 Pennsylvania Economic Development Financing Authority,        4/09 at 102.00       N/R       2,028,420
              Exempt Facilities Revenue Bonds, National Gypsum Company,
              Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)
             Pennsylvania Economic Development Financing Authority,
             Resource Recovery Revenue Bonds, Northampton Generating
             Project, Senior Lien Series 1994A:
       1,400  6.400%, 1/01/09 (Alternative Minimum Tax)                    7/04 at 102.00      BBB-       1,429,498
       1,000  6.500%, 1/01/13 (Alternative Minimum Tax)                    7/04 at 102.00      BBB-       1,012,470
       1,500  6.600%, 1/01/19 (Alternative Minimum Tax)                    7/04 at 102.00      BBB-       1,513,815
       1,500 Pennsylvania Economic Development Financing Authority,       12/04 at 102.00      BBB-       1,550,595
              Resource Recovery Revenue Bonds, Colver Project, Series
              1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)
         580 Pennsylvania Economic Development Financing Authority         6/08 at 100.00       BB+         537,851
              Revenue Bonds, Northwestern Human Services, Inc. Project,
              Series 1998A, 5.250%, 6/01/09
       1,000 Pennsylvania Economic Development Financing Authority,        6/12 at 102.00         A       1,042,510
              Revenue Bonds, AMTRAK 30th Street Station Parking Garage
              Project, Series 2002, 5.800%, 6/01/23 (Alternative Minimum
              Tax) - ACA Insured
-------------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.3%
       1,500 Tiverton, Rhode Island, Special Obligation Tax Increment      5/12 at 102.00       N/R       1,487,775
              Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%,
              5/01/22
-------------------------------------------------------------------------------------------------------------------
             South Carolina - 1.3%
             Connector 2000 Association Inc., South Carolina, Senior
              Lien Toll Road Revenue Bonds, Series 1998B:
       4,560  0.000%, 1/01/32                                               1/08 at 25.56        B-         270,089
       4,550  0.000%, 1/01/33                                               1/08 at 24.13        B-         243,334
         500 Richland County, South Carolina, Environmental Improvement    4/13 at 101.00       BBB         524,235
              Revenue Refunding Bonds, International Paper Company,
              Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)
       2,000 South Carolina JOBS Economic Development Authority,           8/13 at 100.00       BBB       2,155,020
              Hospital Revenue Bonds, Palmetto Health Alliance, Series
              2003C, 6.875%, 8/01/27
             Tobacco Settlement Revenue Management Authority, South
             Carolina, Tobacco Settlement Asset-Backed Bonds, Series
             2001B:
       1,500  6.000%, 5/15/22                                              5/11 at 101.00       BBB       1,387,260
       2,045  6.375%, 5/15/28                                              5/11 at 101.00       BBB       1,865,285
         335  6.375%, 5/15/30                                                No Opt. Call       BBB         302,863

----
25

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tennessee - 0.8%
    $  3,550 McMinn County Industrial Development Board, Tennessee,        9/04 at 100.00        BB $     3,553,337
              Pollution Control Facilities Revenue Bonds, Bowater,
              Inc. - Calhoun Newsprint Company Project, Series 1991,
              7.625%, 3/01/16 (Alternative Minimum Tax)
         500 McMinn County Industrial Development Board, Tennessee,        6/04 at 101.00        BB         503,105
              Solid Waste Recycling Facilities Revenue Bonds, Bowater
              Inc. - Calhoun Newsprint Company Project, Series 1992,
              7.400%, 12/01/22 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Texas - 5.5%
       1,500 Abilene Health Facilities Development Corporation, Texas,    11/13 at 101.00       N/R       1,556,760
              Retirement Facility Revenue Bonds, Sears Methodist
              Retirement System, Series 2003A, 7.000%, 11/15/33
       1,000 Brazos River Authority, Texas, Pollution Control Revenue        No Opt. Call       BBB       1,057,330
              Refunding Bonds, TXU Electric Company Project, Series
              2001C, 5.750%, 5/01/36 (Alternative Minimum Tax)
              (Mandatory put 11/01/11)
       1,550 Brazos River Authority, Texas, Pollution Control Revenue      4/13 at 101.00       BBB       1,771,356
              Refunding Bonds, TXU Electric Company Project, Series
              1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
       1,000 Brazos River Authority, Texas, Pollution Control Revenue     10/13 at 101.00       BBB       1,059,090
              Bonds, TXU Energy Company LLC, Series 2003C, 6.750%,
              10/01/38 (Alternative Minimum Tax)
         195 Brazos River Authority, Texas, Revenue Bonds, Reliant         4/09 at 101.00      BBB-         191,753
              Energy, Inc., Series 1999A, 5.375%, 4/01/19
         500 Brazos River Authority, Texas, Revenue Bonds, Reliant        12/08 at 102.00      BBB-         544,110
              Energy, Inc., Series 1999B, 7.750%, 12/01/18
       1,200 Dallas-Ft. Worth International Airport Facility Improvement   5/04 at 101.00       CCC         839,292
              Corporation, Texas, Revenue Bonds, American Airlines,
              Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum
              Tax)
       2,540 Dallas-Ft. Worth International Airport Facility Improvement  11/05 at 102.00       CCC       1,753,083
              Corporation, Texas, Revenue Bonds, American Airlines,
              Inc., Series 1995, 6.000%, 11/01/14
       2,000 Gulf Coast Industrial Development Authority, Texas, Solid     4/12 at 100.00       Ba2       2,143,660
              Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum
              Tax)
         500 Gulf Coast Industrial Development Authority, Texas, Solid       No Opt. Call       Ba2         525,045
              Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
              Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum
              Tax) (Mandatory put 9/30/12)
       1,120 Houston, Texas, Airport System Special Facilities Revenue     7/09 at 101.00        B-         796,152
              Bonds, Continental Air Lines, Inc. Project, Series 1998C,
              5.700%, 7/15/29 (Alternative Minimum Tax)
             Houston, Texas, Airport System Special Facilities Revenue
             Bonds, Continental Air Lines, Inc. Project, Series 2001E:
       1,450  6.750%, 7/01/21 (Alternative Minimum Tax)                    7/11 at 101.00        B-       1,234,298
         500  7.375%, 7/01/22 (Alternative Minimum Tax)                    7/11 at 101.00        B-         452,585
       2,750  6.750%, 7/01/29 (Alternative Minimum Tax)                    7/11 at 101.00        B-       2,310,138
             Houston Health Facilities Development Corporation, Texas,
             Revenue Bonds, Buckingham Senior Living Community, Inc.,
             Series 2004A:
         250  7.000%, 2/15/23                                              2/14 at 101.00       N/R         251,338
       1,400  7.125%, 2/15/34                                              2/14 at 101.00       N/R       1,394,638
       2,260 Matagorda County Navagation District No. 1, Texas, Revenue    5/09 at 101.00      BBB-       2,207,432
              Bonds, Reliant Energy, Inc., Series 1999B, 5.950%, 5/01/30
              (Alternative Minimum Tax)
       1,500 Matagorda County Navagation District No. 1, Texas, Revenue      No Opt. Call      BBB-       1,628,490
              Bonds, Reliant Energy, Inc., Series 1999C, 8.000%, 5/01/29
              (Mandatory put 4/01/08)
       1,000 Port Corpus Christi Industrial Development Corporation,       5/07 at 102.00       BB-       1,042,610
              Texas, Environmental Facilities Revenue Bonds, CITGO
              Petroleum Corporation, Series 2003, 8.250%, 11/01/31
              (Alternative Minimum Tax)
       1,000 Sabine River Authority, Texas, Pollution Control Revenue      8/13 at 101.00       BBB       1,040,770
              Bonds, TXU Electric Company, Series 2003B, 6.150%, 8/01/22
       5,850 Texas Department of Housing and Community Affairs,            7/21 at 100.00       N/R       5,715,157
              Multifamily Housing Revenue Bonds, Humble Parkway
              Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative
              Minimum Tax)

----
26

   Principal                                                                Optional Call                  Market
Amount (000) Description                                                      Provisions* Ratings**         Value
-----------------------------------------------------------------------------------------------------------------
             Utah - 0.5%
    $    750 Bountiful, Davis County, Utah, Hospital Revenue Refunding    12/08 at 101.00       N/R $     661,958
              Bonds, South Davis Community Hospital Project, Series
              1998, 5.750%, 12/15/18
       1,500 Carbon County, Utah, Solid Waste Disposal Revenue Refunding   2/05 at 102.00       BB-     1,540,665
              Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste
              Industries, Series 1995, 7.500%, 2/01/10 (Alternative
              Minimum Tax)
         150 Carbon County, Utah, Solid Waste Disposal Revenue Bonds,      7/07 at 102.00       N/R       155,058
              Laidlaw/ECDC Project, Guaranteed by Allied Waste
              Industries, Series 1997A, 7.450%, 7/01/17 (Alternative
              Minimum Tax)
          60 Utah Housing Finance Agency, Single Family Mortgage Bonds,    7/09 at 101.50       Aa2        61,356
              Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.3%
         625 Virgin Islands Government Refinery Facilities, Senior         1/13 at 100.00      BBB-       666,469
              Secured Revenue Bonds, Hovensa LLC Coker Project, Series
              2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
       1,000 Virgin Islands Public Financing Authority, Refinery Revenue   7/14 at 100.00      BBB-     1,022,180
              Bonds, Hovensa LLC Project, Senior Secured Lien, Series
              2004, 5.875%, 7/01/22
-----------------------------------------------------------------------------------------------------------------
             Virginia - 4.8%
         150 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00       Ba3       134,283
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax)
          25 Bedford County Industrial Development Authority, Virginia,   12/09 at 101.00       Ba3        25,132
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1999A, 6.550%, 12/01/25
              (Alternative Minimum Tax)
       2,353 Bell Creek Community Development Authority, Virginia,         3/13 at 101.00       N/R     2,339,447
              Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22
       3,000 Broad Street Community Development Authority, Virginia,       6/13 at 102.00       N/R     2,908,470
              Revenue Bonds, Series 2003, 7.500%, 6/01/33
       2,226 Celebrate Virginia North Community Development Authority,     3/14 at 102.00       N/R     2,194,235
              Special Assessment Revenue Bonds, Series 2003B, 6.750%,
              3/01/34
         435 Goochland County Industrial Development Authority,           12/08 at 101.00       Ba3       386,724
              Virginia, Industrial Development Revenue Refunding Bonds,
              Nekoosa Packaging Corporation Project, Series 1998,
              5.650%, 12/01/25 (Alternative Minimum Tax)
       2,005 Hopewell Industrial Development Authority, Virginia,          6/04 at 101.00       N/R     2,049,611
              Resources Recovery Revenue Refunding Bonds, Stone
              Container Corporation Project, Series 1992, 8.250%, 6/01/16
       3,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00      BBB-     3,047,400
              Virginia, Exempt Facility Revenue Refunding Bonds, UAE LP
              Project, Series 2002, 6.500%, 10/15/17 (Alternative
              Minimum Tax)
             Pocahontas Parkway Association, Virginia, Route 895
             Connector Toll Road Senior Lien Revenue Bonds, Series 1998A:
          50  5.000%, 8/15/05                                                No Opt. Call        BB        50,313
         200  5.000%, 8/15/06                                                No Opt. Call        BB       200,586
         500  5.250%, 8/15/07                                                No Opt. Call        BB       495,295
       5,140  0.000%, 8/15/14                                               8/08 at 73.23        BB     2,319,682
       4,855  5.500%, 8/15/28                                              8/08 at 102.00        BB     4,014,551
       1,000  0.000%, 8/15/30                                               8/08 at 28.38        BB       133,410
             Pocahontas Parkway Association, Virginia, Route 895
             Connector Toll Road Senior Lien Revenue Bonds, Series 1998B:
       2,775  0.000%, 8/15/12                                               8/08 at 82.10        BB     1,505,854
       3,000  0.000%, 8/15/15                                               8/08 at 68.82        BB     1,260,300
       1,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00        B2     1,273,290
              Virginia, Horse Center Revenue and Refunding Bonds, Series
              2001C, 6.850%, 7/15/21
       1,000 Virginia Gateway Community Development Authority, Prince      3/13 at 102.00       N/R       989,900
              William County, Special Assessment Bonds, Series 2003,
              6.375%, 3/01/30
         585 Virginia Small Business Financing Authority, Industrial         No Opt. Call       N/R       582,444
              Development Water Revenue Bonds, S.I.L. Clean Water, LLC
              Project, Series 1999, 7.250%, 11/01/09 (Alternative
              Minimum Tax)

----
27

Portfolio of Investments
NUVEEN HIGH YIELD MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.1%
    $  1,000 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00       BBB $       979,990
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              7.000%, 6/01/28
          40 Green Bay Redevelopment Authority, Wisconsin, Industrial        No Opt. Call       Ba2          37,045
              Development Revenue Bonds, Fort James Project, Series
              1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
         450 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,  12/14 at 101.00       N/R         446,724
              Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16
       1,050 Nekoosa, Wisconsin, Pollution Control Revenue Bonds,            No Opt. Call       Ba3         978,474
              Nekoosa Paper, Inc., Series 1999B, 5.500%, 7/01/15
       1,000 Wisconsin Health and Educational Facilities Authority,        2/09 at 101.00      BBB+         979,570
              Revenue Bonds, Aurora Health Care, Inc., Series 1999A,
              5.600%, 2/15/29
       1,365 Wisconsin Health and Educational Facilities Authority,       10/11 at 100.00       BBB       1,374,965
              Revenue Bonds, Carroll College, Inc., Series 2001, 6.250%,
              10/01/21
       2,500 Wisconsin Health and Educational Facilities Authority,        5/12 at 100.00       N/R       2,601,950
              Revenue Bonds, Divine Savior Healthcare, Series 2002A,
              7.500%, 5/01/32
       2,250 Wisconsin Health and Educational Facilities Authority,        1/13 at 101.00       N/R       2,256,165
              Revenue Bonds, Community Memorial Hospital, Inc. - Oconto
              Falls, Series 2003, 7.250%, 1/15/33
             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Southwest Health Center, Inc., Series 2004A:
         875  6.125%, 4/01/24                                              4/14 at 100.00       N/R         845,775
       1,000  6.250%, 4/01/34                                              4/14 at 100.00       N/R         957,122
--------------------------------------------------------------------------------------------------------------------
    $559,859 Total Long-Term Investments (cost $524,018,519) - 100.1%                                   535,105,439
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.1)%                       --------------- ---------        (542,709)
             -----------------------------------------------------------                            ---------------
             Net Assets - 100%                                            --------------- --------- $   534,562,730
             -----------------------------------------------------------                            ---------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           # Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.
           ## Non-income producing security. Subsequent to the reporting period, the Fund sold its position in the security.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
28

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Alabama - 2.5%

    $    200 Alabama State Docks Department, Docks Facilities Revenue     10/06 at 102.00       AAA $  218,970
              Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

         400 Bayou La Batre Utilities Board, Alabama, Water and Sewer      3/07 at 102.00        AA    409,028
              Revenue Refunding and Improvement Bonds, Series 1997,
              5.750%, 3/01/27 - RAAI Insured

         100 Jefferson County, Alabama, Sewer Revenue Warrants, Series     2/07 at 101.00       AAA    110,307
              1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC
              Insured

       2,000 Sheffield, Alabama, Electric Revenue Warrants, Series 2003,   7/13 at 100.00       Aaa  2,098,920
              5.500%, 7/01/29 - AMBAC Insured

       5,000 Southeast Alabama Gas District, General System Revenue        6/10 at 102.00       Aaa  5,429,850
              Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured

         250 Tallassee Industrial Development Board, Alabama, Revenue      8/06 at 102.00      A***    277,035
              Bonds, Dow-United Technologies Composite Products, Series
              1996A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)
--------------------------------------------------------------------------------------------------------------
             Alaska - 1.3%

       3,200 Anchorage, Alaska, Water Revenue Refunding Bonds, Series      9/09 at 101.00       AAA  3,552,000
              1999, 6.000%, 9/01/24 - AMBAC Insured

       1,000 Northern Tobacco Securitization Corporation, Alaska,          6/11 at 100.00       BBB    852,440
              Tobacco Settlement Asset-Backed Bonds, Series 2001,
              5.500%, 6/01/29
--------------------------------------------------------------------------------------------------------------
             Arizona - 1.0%

       2,100 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB  2,260,818
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 7.000%, 12/01/25

       1,050 Northern Arizona University, System Revenue Bonds, Series     6/14 at 100.00       AAA  1,143,671
              2003, 5.500%, 6/01/22 - FGIC Insured
--------------------------------------------------------------------------------------------------------------
             California - 8.0%

             California, General Obligation Bonds, Series 2004:
         875  5.000%, 2/01/19 - AMBAC Insured                              2/14 at 100.00       AAA    901,845
       1,000  5.200%, 4/01/26                                              4/14 at 100.00      Baa1    985,170

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       2,000  6.000%, 5/01/14                                              5/12 at 101.00        A3  2,223,580
       5,500  5.375%, 5/01/21                                              5/12 at 101.00        A3  5,672,205

       4,335 California Department of Water Resources, Power Supply        5/12 at 101.00       AAA  5,662,030
              Revenue Bonds, DRIVERS, Series 344, 13.770%, 5/01/13 (IF)

             California State Public Works Board, Lease Revenue Bonds,
             Department of General Services, Series 2003D:
       1,350  5.500%, 6/01/17                                             12/13 at 100.00      Baa2  1,419,215
       1,490  5.500%, 6/01/19                                             12/13 at 100.00      Baa2  1,547,842

       8,000 Contra Costa Home Mortgage Finance Authority, California,       No Opt. Call       AAA  4,051,600
              Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17
              - MBIA Insured

       2,000 Foothill-Eastern Transportation Corridor Agency,                No Opt. Call       AAA  1,981,600
              California, Toll Road Revenue Bonds, Series 1995A, 0.000%,
              1/01/05

       1,500 Long Beach, California, Revenue Bonds, Aquarium of the        7/05 at 102.00       AAA  1,608,195
              Pacific Project, Series 1995A, 6.125%, 7/01/23
              (Pre-refunded to 7/01/05)

             Sacramento Cogeneration Authority, California, Cogeneration
             Project Revenue Bonds, Proctor and Gamble, Series 1995:
         500  6.200%, 7/01/06                                              7/05 at 102.00       BBB    531,575
       1,000  6.500%, 7/01/21 (Pre-refunded to 7/01/05)                    7/05 at 102.00       AAA  1,079,650
--------------------------------------------------------------------------------------------------------------
             Colorado - 2.8%

       6,000 Arapahoe County Capital Improvement Trust Fund, Colorado,       No Opt. Call       AAA  5,878,260
              Senior Revenue Bonds, Highway E-470 Project, Series 1986C,
              0.000%, 8/31/05

       2,000 Arapahoe County Capital Improvement Trust Fund, Colorado,     8/05 at 103.00       AAA  2,203,020
              Senior Revenue Bonds, Highway E-470 Project, Series 1986B,
              6.950%, 8/31/20 (Pre-refunded to 8/31/05)

       1,570 Colorado Housing and Finance Authority, Single Family         4/10 at 105.00        AA  1,600,285
              Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29
              (Alternative Minimum Tax)

----
29

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Connecticut - 2.1%

             Bridgeport, Connecticut, General Obligation Bonds, Series
             ROL-II-R-45:
    $  2,360  15.900%, 7/15/16 (IF) (Pre-refunded to 7/15/10)              7/10 at 101.00       AAA $3,509,627
       2,600  15.810%, 7/15/17 (IF) (Pre-refunded to 7/15/10)              7/10 at 101.00       AAA  3,866,538
--------------------------------------------------------------------------------------------------------------
             Delaware - 1.5%

       5,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call      Baa1  5,247,400
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
              (Mandatory put 7/01/10)
--------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.4%

       4,365 District of Columbia, Certificates of Participation, Series   1/14 at 100.00       AAA  4,712,803
              2003, 5.500%, 1/01/18 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Florida - 2.8%

       1,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call        AA  1,281,624
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/14

       3,510 Florida Housing Finance Corporation, Revenue Bonds, Wyndham   1/11 at 100.00       AAA  3,654,963
              Place Apartments, Project, Series 2000W-1, 5.850%, 1/01/41
              (Alternative Minimum Tax) - FSA Insured

             Jacksonville Port Authority, Florida, Seaport Revenue
             Bonds, Series 2000:
       1,115  5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded    11/10 at 100.00       Aaa  1,244,730
              to 11/01/10) - MBIA Insured
       1,600  5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured   11/10 at 100.00       Aaa  1,648,320

       1,860 Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia       7/04 at 102.00       N/R  1,900,195
              Island Properties, Inc., Series 1993A, 9.750%, 1/01/23
--------------------------------------------------------------------------------------------------------------
             Georgia - 0.5%

       1,500 Fulton County Development Authority, Georgia, Revenue           No Opt. Call       AAA  1,619,715
              Bonds, Georgia Tech - Klaus Parking and Family Housing
              Projects, Series 2003, 5.000%, 11/01/13 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Illinois - 5.6%

             Champaign, Illinois, General Obligation Public Safety Sales
              Tax Bonds, Series 1999:
       1,140  8.250%, 1/01/21 - FGIC Insured                                 No Opt. Call       AAA  1,584,383
       1,275  8.250%, 1/01/22 - FGIC Insured                                 No Opt. Call       AAA  1,775,960

       2,000 Illinois Development Finance Authority, Revenue Bonds,        9/06 at 102.00       AAA  2,194,960
              Presbyterian Home of Lake Forest, Series 1996B, 6.300%,
              9/01/22 - FSA Insured

       2,815 Illinois Educational Facilities Authority, Revenue           12/04 at 100.00    N/R***  2,906,994
              Refunding Bonds, Columbia College, Series 1992, 6.875%,
              12/01/17 (Pre-refunded to 12/01/04)

       2,000 Illinois Health Facilities Authority, Revenue Bonds,          8/06 at 102.00       N/R  1,995,460
              Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17

       4,000 Illinois Health Facilities Authority, Revenue Bonds,          8/07 at 101.00      Baa2  3,642,920
              Victory Health Services, Series 1997A, 5.750%, 8/15/27

       3,320 Kane County, Illinois, Motor Fuel and Tax Alternative           No Opt. Call       AAA  3,571,092
              Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC
              Insured

       1,645 Warren Township School District No. 121 Gurnee, Lake          3/14 at 101.00       AAA  1,779,610
              County, Illinois, General Obligation Bonds, Series 2004C,
              5.500%, 3/01/22 (WI, settling 5/13/04) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Indiana - 2.6%

       2,805 DeKalb Eastern High School Building Corporation, Indiana,     1/12 at 100.00       AAA  3,174,166
              First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA
              Insured

       1,505 Indiana Housing Finance Authority, Single Family Mortgage     1/10 at 100.00       Aaa  1,573,583
              Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30
              (Alternative Minimum Tax)

       1,010 Indiana Transportation Finance Authority, Highway Revenue       No Opt. Call       Aa2  1,227,079
              Bonds, Series 1992A, 6.800%, 12/01/16

       1,815 Indiana Transportation Finance Authority, Highway Revenue     6/13 at 100.00       AAA  1,917,620
              Bonds, Series 2003A, 5.250%, 6/01/19 - FSA Insured

       1,000 Vigo County School Building Corporation, Indiana, First       1/13 at 100.00       AAA  1,026,240
              Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured

----
30

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Kansas - 0.9%

    $  3,000 Burlington, Kansas, Environmental Improvement Revenue           No Opt. Call        A3 $3,157,380
              Bonds, Kansas City Power and Light Company Project, Series
              1998D, 4.750%, 10/01/17 (Mandatory put 10/01/07)
--------------------------------------------------------------------------------------------------------------
             Kentucky - 2.9%

       3,000 Henderson County, Kentucky, Solid Waste Disposal Revenue      3/05 at 102.00       BBB  3,128,760
              Bonds, MacMillan Bloedel Project, Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       2,000 Kentucky Economic Development Finance Authority, Hospital     4/08 at 102.00       BB-  1,804,680
              System Revenue Refunding and Improvement Bonds,
              Appalachian Regional Healthcare, Inc. Project, Series
              1997, 5.875%, 10/01/22

       5,000 Louisville and Jefferson County Metropolitan Sewer           11/04 at 102.00       AAA  5,248,900
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to
              11/15/04) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Louisiana - 2.1%

       1,125 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/10 at 105.00       Aaa  1,224,641
              Family Mortgage Revenue Bonds, Series 2000A, 7.000%,
              10/01/31 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation, Louisiana,
             Tobacco Settlement Asset-Backed Bonds, Series 2001B:
       4,750  5.500%, 5/15/30                                              5/11 at 101.00       BBB  4,106,755
       2,510  5.875%, 5/15/39                                              5/11 at 101.00       BBB  2,085,358
--------------------------------------------------------------------------------------------------------------
             Maryland - 2.1%

       2,000 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00        A-  2,096,920
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)

       5,000 University of Maryland, Auxiliary Facility and Tuition        4/13 at 100.00        AA  5,161,400
              Revenue Bonds, Series 2003A, 5.000%, 4/01/21
--------------------------------------------------------------------------------------------------------------
             Massachusetts - 3.5%

       5,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/12 at 100.00       AAA  5,547,850
              Series 2002D, 5.375%, 8/01/21 (Pre-refunded to 8/01/12) -
              MBIA Insured

             Massachusetts, General Obligation Bonds, Series 2003D:
       2,480  5.500%, 10/01/18                                               No Opt. Call       Aa2  2,736,730
       1,000  5.250%, 10/01/22 (Pre-refunded to 10/01/13)                 10/13 at 100.00       Aa2  1,100,980

       3,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00       BBB  2,843,100
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Michigan - 2.5%

       3,000 Michigan State Hospital Finance Authority, Revenue            8/04 at 101.00       Ba3  2,514,960
              Refunding Bonds, Detroit Medical Center Obligated Group,
              Series 1993A, 6.500%, 8/15/18

       2,000 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00       Ba3  1,407,500
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.250%, 8/15/23

       2,000 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A-  2,021,700
              Revenue Refunding Pollution Control Bonds, Fixed Rate
              Conversion, Detroit Edison Company, Series 1999C, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       2,500 Michigan Strategic Fund, Limited Obligation Revenue          12/12 at 100.00       AAA  2,552,775
              Refunding Bonds, Detroit Edison Company, Series 2002C,
              5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured
--------------------------------------------------------------------------------------------------------------
             Minnesota - 0.9%

       1,880 Minnesota Housing Finance Agency, Single Family Remarketed    7/10 at 101.50       AA+  1,923,278
              Mortgage Bonds, Series 1997G, 6.000%, 1/01/18

       1,080 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,     12/13 at 100.00       AA+  1,144,627
              Office Building at Cedar Street, Series 2003, 5.250%,
              12/01/20
--------------------------------------------------------------------------------------------------------------
             Missouri - 0.6%

       1,915 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA  2,225,919
              Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.7%

       5,500 New Hampshire Business Finance Authority, Pollution Control   5/12 at 101.00       AAA  5,862,725
              Revenue Refunding Bonds, Public Service Company of New
              Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured

----
31

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             New Jersey - 1.0%

    $  2,000 Passaic Valley Water Commission, New Jersey, Water System       No Opt. Call       AAA $2,121,660
              Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured

       1,500 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00       BBB  1,340,520
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
--------------------------------------------------------------------------------------------------------------
             New York - 15.0%

       2,665 East Rochester Housing Authority, New York, Multifamily       3/09 at 103.00       N/R  2,432,266
              Senior Housing Revenue Bonds, Jefferson Park Apartments
              Project, Series 1999, 6.750%, 3/01/30 (Alternative Minimum
              Tax)

       4,000 Metropolitan Transportation Authority, New York, State        7/12 at 100.00       AA-  4,007,640
              Service Contract Refunding Bonds, Series 2002A, 5.125%,
              1/01/29

       1,000 Metropolitan Transportation Authority, New York, Dedicated   10/14 at 100.00       AAA  1,107,870
              Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
              (Pre-refunded to 10/01/14) - FSA Insured

         115 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00       Aaa    129,243
              Series 1997I, 6.250%, 4/15/27 (Pre- refunded to 4/15/07)

          15 New York City, New York, General Obligation Bonds, Series       No Opt. Call         A     15,067
              1991B, 7.500%, 2/01/09

       5,000 New York City, New York, General Obligation Bonds, Fiscal     8/12 at 100.00         A  5,410,400
              Series 2003A, 5.750%, 8/01/16

       3,500 New York City, New York, General Obligation Bonds, Fiscal     8/13 at 100.00         A  3,711,925
              Series 2004A, 5.500%, 8/01/20

       2,700 New York City Transitional Finance Authority, New York,       5/10 at 101.00       Aa3  3,697,218
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 14.950%, 11/01/17 (IF)

       2,500 Dormitory Authority of the State of New York, Revenue         7/05 at 102.00       AAA  2,699,650
              Bonds, Department of Health - Roswell Park Cancer Center,
              Series 1995, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)

             New York State Housing Finance Agency, Service Contract
             Obligation Revenue Bonds, Series 1995A:
         350  6.375%, 9/15/15 (Pre-refunded to 9/15/05)                    9/05 at 102.00    AA-***    379,624
       2,630  6.375%, 9/15/15 (Pre-refunded to 9/15/07)                    9/07 at 100.00       AAA  2,966,430
          20  6.375%, 9/15/15                                              9/05 at 102.00       AA-     21,404

       2,125 New York State Urban Development Corporation, Project           No Opt. Call       AA-  2,330,828
              Revenue Bonds, University Facilities Grants, Series 1995,
              5.500%, 1/01/19

       5,000 New York State Urban Development Corporation, Service           No Opt. Call       AA-  5,499,450
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       7,500 Port Authority of New York and New Jersey, Special Project   10/06 at 102.00       N/R  7,602,000
              Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19
              (Alternative Minimum Tax)

       5,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA  5,828,350
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA
              Insured

       3,500 New York Tobacco Settlement Financing Corporation, Tobacco    6/13 at 100.00       AAA  3,650,080
              Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003-A1, 5.250%, 6/01/21 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Ohio - 1.6%

       1,350 Columbiana County, Ohio, Unlimited Tax General Obligation    12/04 at 102.00     AA***  1,420,375
              Bonds, County Jail Facilities Construction Project, Series
              1994, 6.700%, 12/01/24 (Pre-refunded to 12/01/04) - RAAI
              Insured

       2,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, Meridia        8/05 at 102.00       AAA  2,161,260
              Health System, Series 1995, 6.250%, 8/15/24 (Pre-refunded
              to 8/15/05)

       1,750 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+  1,792,997
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.375%, 5/15/26
--------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.3%

       5,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   12/08 at 100.00        B-  4,598,950
              Bonds, American Airlines, Inc., Series 2001B, 5.650%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)
--------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.7%

       1,000 Allegheny County Hospital Development Authority,             11/10 at 102.00       AAA  1,124,810
              Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
              Health System, Series 2000A, 6.500%, 11/15/30 - MBIA
              Insured

       2,500 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3  2,605,375
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.400%, 2/15/14

----
32

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Pennsylvania (continued)

    $  5,935 Delaware River Port Authority, New Jersey and Pennsylvania,   1/08 at 100.00       AAA $7,835,387
              Revenue Bonds, Drivers Series 144, 14.460%, 1/01/10 (IF)

         450 Falls Township Hospital Authority, Pennsylvania, Revenue      8/04 at 100.00       AAA    472,950
              Refunding Bonds, FHA-Insured Revenue Bonds,
              Delaware Valley Medical Center Project, Series 1992,
              7.000%, 8/01/22

         690 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00         A    671,142
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Puerto Rico - 2.0%

       3,000 Puerto Rico, Public Improvement General Obligation              No Opt. Call       AAA  3,633,990
              Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA
              Insured

         100 Puerto Rico, Public Improvement General Obligation Bonds,     7/04 at 101.50       AAA    102,400
              Series 1994, 6.500%, 7/01/23 (Pre-refunded to 7/01/04)

         165 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA    169,749
              Series 1994T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)

       3,000 Puerto Rico Housing Finance Authority, Capital Fund Program  12/13 at 100.00     AA***  3,081,510
              Revenue Bonds, Series 2003, 5.000%, 12/01/20
--------------------------------------------------------------------------------------------------------------
             South Carolina - 2.9%

             Charleston County, South Carolina, Charleston Public
             Facilities Corporation, Certificates of Participation,
             Series 1994B:
          10  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured     6/04 at 102.00       AAA     10,249
         240  6.875%, 6/01/14 (Pre-refunded to 6/01/04) - MBIA Insured     6/04 at 102.00       AAA    245,978

         400 Coastal University, South Carolina, Revenue Bonds, Series     6/04 at 102.00       AAA    409,708
              1994, 6.800%, 6/01/19 - MBIA Insured

         200 Greenville, South Carolina, Hospital Facilities Revenue         No Opt. Call        AA    224,254
              Bonds, Series 1990, 6.000%, 5/01/20

             Greenwood County, South Carolina, Hospital Revenue Bonds,
             Self Memorial Hospital, Series 2001:
       2,500  5.500%, 10/01/26                                            10/11 at 100.00         A  2,532,525
       3,250  5.500%, 10/01/31                                            10/11 at 100.00         A  3,286,303

         300 South Carolina Regional Housing Development Corporation,      7/04 at 100.00       Aa2    300,774
              FHA-Insured Multifamily Housing Revenue Refunding Bonds,
              Redwood Village Apartments, Series 1992A, 6.625%, 7/01/17

         500 South Carolina Education Assistance Authority, Guaranteed     9/04 at 101.00         A    508,780
              Student Loan Revenue Refunding Bonds, Series 1994, 6.300%,
              9/01/08 (Alternative Minimum Tax)

         115 South Carolina Housing Finance and Development Authority,     7/04 at 102.00       Aaa    117,795
              Homeownership Mortgage Purchase, Series 1994A, 6.150%,
              7/01/08

         120 South Carolina Housing Finance and Development Authority,     5/06 at 102.00       Aa2    120,629
              Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25
              (Alternative Minimum Tax)

       1,000 South Carolina Housing Finance and Development Authority,     6/05 at 102.00       BBB  1,018,220
              Multifamily Revenue Housing Bonds, United Dominion -
              Hunting Ridge Apartments, Series 1995, 6.750%, 6/01/25
              (Alternative Minimum Tax) (Mandatory put 6/01/10)

       1,250 South Carolina Housing Finance and Development Authority,    12/05 at 102.00       AA-  1,301,350
              Multifamily Housing Revenue Refunding Bonds, America First
              - Runaway Bay Apartments, Series 1995, 6.125%, 12/01/15
--------------------------------------------------------------------------------------------------------------
             South Dakota - 1.8%

       6,075 South Dakota Education Loans, Inc., Revenue Bonds,            6/08 at 102.00        A2  6,270,372
              Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Tennessee - 5.2%

       2,435 Knox County Health, Educational, and Housing Facilities       4/12 at 101.00      Baa2  2,506,833
              Board, Tennessee, Hospital Facilities Revenue Bonds,
              Baptist Health System of East Tennessee Inc., Series 2002,
              6.375%, 4/15/22

       6,975 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA  7,469,946
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

----
33

Portfolio of Investments
NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Tennessee (continued)

             Shelby County Health, Educational, and Housing Facilities
             Board, Tennessee, ICF/MR Revenue Bonds, Open Arms
             Developmental Centers, Series 1992A:
    $    945  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R*** $  1,181,723
         960  9.750%, 8/01/19 (Pre-refunded to 8/01/07)                    8/07 at 105.00    N/R***    1,200,480

       5,400 Shelby County Health, Educational, and Housing Facilities     7/09 at 102.00        AA    5,447,520
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research, Series 1999, 5.375%, 7/01/29
----------------------------------------------------------------------------------------------------------------
             Texas - 7.1%

       1,190 Fort Worth, Texas, General Obligation Bonds, Series 2003,     3/13 at 100.00       AAA    1,215,061
              5.000%, 3/01/21 - FGIC Insured

             Gregg County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Good Shepherd Medical Center
             Project, Series 2000:
       3,250  6.375%, 10/01/25 - RAAI Insured                             10/10 at 101.00        AA    3,587,058
       3,000  6.375%, 10/01/29 - RAAI Insured                             10/10 at 101.00        AA    3,303,600

       5,250 Harlingen Independent School District, Cameron County,        8/09 at 100.00       AAA    5,453,805
              Texas, Unlimited Tax School Building Bonds, Series 1999,
              5.500%, 8/15/26

       3,150 Sam Rayburn Municipal Power Agency, Texas, Power Supply      10/12 at 100.00      Baa2    3,305,673
              System Revenue Refunding Bonds, Series 2002A, 6.000%,
              10/01/21

       4,000 Tarrant County Health Facilities Development Corporation,    11/10 at 101.00         A    4,330,080
              Texas, Hospital Revenue Bonds, Adventist Health
              System/Sunbelt Obligated Group, Series 2000, 6.700%,
              11/15/30

       3,020 Tom Green County Health Facilities Development Corporation,   5/11 at 101.00      Baa3    3,208,508
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.750%, 5/15/21
----------------------------------------------------------------------------------------------------------------
             Virginia - 0.9%

       3,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3    3,141,930
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28
----------------------------------------------------------------------------------------------------------------
             Washington - 4.4%

       2,405 Franklin County Public Utility District 1, Washington,        9/12 at 100.00       AAA    2,619,791
              Electric Revenue Refunding Bonds, Series 2002, 5.625%,
              9/01/20 - MBIA Insured

       5,000 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00       AAA    5,470,550
              Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

       5,465 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00       BBB    5,230,497
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26

       1,920 Washington State Healthcare Facilities Authority, Revenue     1/11 at 102.00       Aa3    1,975,910
              Bonds, Sea-Mar Community Health Centers, Series 2001,
              5.750%, 1/01/26
----------------------------------------------------------------------------------------------------------------
             Wisconsin - 2.7%

       3,000 Badger Tobacco Asset Securitization Corporation, Wisconsin,   6/12 at 100.00       BBB    2,790,270
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.125%, 6/01/27

       3,500 Madison, Wisconsin, Industrial Development Revenue            4/12 at 100.00       AA-    3,637,550
              Refunding Bonds, Madison Gas and Electric Company
              Projects, Series 2002A, 5.875%, 10/01/34 (Alternative
              Minimum Tax)

       2,760 Manitowoc, Wisconsin, Power System Revenue Bonds, Series     10/14 at 100.00       AAA    2,803,607
              2004, 5.000%, 10/01/23 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
    $326,245 Total Long-Term Investments (cost $328,403,783) - 98.9%                                 341,501,880
----------------------------------------------------------------------------------------------------------------
------------

----
34

   Principal                                                                                Market
Amount (000) Description                                                    Ratings**        Value
--------------------------------------------------------------------------------------------------
             Short-Term Investments - 0.3%

    $  1,000 New York City, New York, General Obligation Bonds, Variable          A-1 $  1,000,000
              Rate Demand Obligations, Series 2002A-7, 1.050%, 11/01/24
              - AMBAC Insured +
--------------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost $1,000,000) - 0.3%                       1,000,000
--------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $329,403,783) - 99.2%                             342,501,880
             ------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.8%                                        2,744,030
             ------------------------------------------------------------------------------------
             Net Assets - 100%                                                        $345,245,910
             ------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.




                                See accompanying notes to financial statements.

----
35

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND
April 30, 2004


   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Alabama - 4.6%

    $ 10,000 Alabama Incentives Financing Authority, Special Obligation   10/09 at 102.00       AAA $11,040,600
              Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured

       5,000 Houston County Health Care Authority, Alabama, Revenue       10/09 at 101.00       Aaa   5,495,300
              Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured

       1,465 Montgomery, Alabama, General Obligation Warrants, Series      5/12 at 101.00       AAA   1,545,048
              2003, 5.250%, 5/01/20 - AMBAC Insured

       2,860 Oneonta Utilities Board, Alabama, Utility Revenue Bonds,     11/04 at 102.00       AAA   2,998,481
              Series 1994, 6.900%, 11/01/24 (Pre-refunded to 11/01/04) -
              FSA Insured

       9,000 University of Alabama, Birmingham, Hospital Revenue Bonds,    9/10 at 101.00       AAA   9,657,000
              Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA
              Insured

      12,255 Walker County, Alabama, General Obligation Bonds, Series       8/12 at 77.49       AAA   5,736,320
              2002, 0.000%, 2/01/32 - MBIA Insured

             West Morgan-East Lawrence Water Authority, Alabama, Water
              Revenue Bonds, Series 1994:
       2,200  6.800%, 8/15/19 (Pre-refunded to 8/15/04) - FSA Insured      8/04 at 102.00       AAA   2,279,772
       3,000  6.850%, 8/15/25 (Pre-refunded to 8/15/04) - FSA Insured      8/04 at 102.00       AAA   3,109,200
---------------------------------------------------------------------------------------------------------------
             Alaska - 0.5%

       4,500 Alaska Industrial Development and Export Authority,           4/07 at 102.00       AAA   4,886,055
              Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17
              (Alternative Minimum Tax) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Arizona - 1.6%

       4,970 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00       Aaa   5,177,746
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson Project, Series 2001, 5.800%,
              6/20/41 (Alternative Minimum Tax)

       4,290 Tempe Union High School District 213, Maricopa County,        7/04 at 101.00       AAA   4,367,821
              Arizona, General Obligation Bonds, Series 1994, 6.000%,
              7/01/10 (Pre-refunded to 7/01/04) - FGIC Insured

       5,000 Tucson, Arizona, Water System Revenue Bonds, Series 1996A,    7/06 at 101.00       AAA   5,483,200
              6.000%, 7/01/21 (Pre-refunded to 7/01/06) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Arkansas - 0.1%

         500 Pulaski County Special School District, Arkansas, General     2/08 at 100.00       AAA     511,160
              Obligation Refunding Bonds, Series 2002A, 5.000%, 2/01/21
              - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             California - 6.1%

       5,000 California Department of Veterans Affairs, Home Purchase      6/12 at 101.00       AAA   5,132,550
              Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC
              Insured

       5,000 Los Angeles, California, GNMA Mortgage-Backed Securities      7/11 at 102.00       AAA   5,130,450
              Program, Multifamily Housing Revenue Bonds, Park Plaza
              West Senior Apartments Project, Series 2001B, 5.500%,
              1/20/43 (Alternative Minimum Tax)

       8,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00       AAA   8,820,560
              Foundation - Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 - AMBAC Insured

      13,750 Ontario Redevelopment Financing Authority, San Bernardino     8/04 at 101.00       AAA  14,078,763
              County, California, Revenue Bonds, Redevelopment Project
              1, Series 1993, 5.800%, 8/01/23 - MBIA Insured

      10,000 Orange County Sanitation District, California, Certificates   8/13 at 100.00       AAA  10,245,900
              of Participation, Series 2003, 5.250%, 2/01/27 - FGIC
              Insured

       5,295 Riverside County, California, Certificates of                12/04 at 101.00       AAA   5,496,528
              Participation, Desert Justice Facility Project, Series
              1994, 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA
              Insured

       6,995 San Francisco Airports Commission, California, Revenue        5/11 at 100.00       AAA   7,025,498
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001 Issue 27A, 5.250%, 5/01/31 (Alternative
              Minimum Tax) - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Colorado - 4.0%

             Broomfield, Colorado, Master Facilities Lease Purchase
             Agreement, Certificates of Participation, Series 1999:
       5,030  5.875%, 12/01/19 - AMBAC Insured                            12/09 at 100.00       AAA   5,645,873
       5,000  6.000%, 12/01/29 - AMBAC Insured                            12/09 at 100.00       AAA   5,522,050

----
36

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Colorado (continued)

    $ 10,000 Colorado Health Facilities Authority, Hospital Improvement    5/09 at 101.00       AAA $10,547,700
              Revenue Bonds, NCMC, Inc. Project, Series 1999, 5.750%,
              5/15/24 - FSA Insured

       7,420 Denver Convention Center Hotel Authority, Colorado,          12/13 at 100.00       AAA   7,662,189
              Convention Center Hotel Senior Revenue Bonds, Series
              2003A, 5.000%, 12/01/18 - XLCA Insured

       3,750 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 65.63       AAA   1,813,950
              Bonds, Series 2000B, 0.000%, 9/01/17 - MBIA Insured

       1,100 El Paso County, Colorado, GNMA Collateralized Mortgage       12/12 at 100.00       Aaa   1,110,340
              Revenue Bonds, Stetson Meadows Project, Series 2002A,
              5.100%, 12/20/22 (Alternative Minimum Tax)

       4,340 Grand Junction, Colorado, General Fund Revenue Bonds,         3/14 at 100.00       AAA   4,561,774
              Series 2004, 5.000%, 3/01/17 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.9%

       4,000 District of Columbia, General Obligation Bonds, Series        6/04 at 102.00       AAA   4,096,960
              1994B, 6.100%, 6/01/11 (Pre-refunded to 6/01/04) - MBIA
              Insured

       4,050 Metropolitan Washington D.C. Airports Authority, Airport     10/12 at 100.00       AAA   4,060,733
              System Revenue Bonds, Series 2002A, 5.250%, 10/01/32
              (Alternative Minimum Tax) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Florida - 4.3%

       2,820 Florida Housing Finance Corporation, Homeowner Mortgage       1/10 at 100.00       AAA   2,931,559
              Revenue Bonds, Series 2000-4, 6.250%, 7/01/22 (Alternative
              Minimum Tax) - FSA Insured

       3,930 Florida Housing Finance Corporation, Housing Revenue Bonds,   8/10 at 100.00       AAA   4,110,977
              Sundance Pointe Apartments, Series 2000N-1, 6.050%,
              2/01/41 (Alternative Minimum Tax) - FSA Insured

       5,980 Miami-Dade County Housing Finance Authority, Florida,         1/11 at 102.00       AAA   6,170,583
              Multifamily Revenue Bonds, Sunset Bay Apartments Project,
              Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax)
              - FSA Insured

             Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
              International Airport, Series 2002:
       3,500  5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured   10/12 at 100.00       AAA   3,589,600
       6,350  5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured   10/12 at 100.00       AAA   6,495,542

             Palm Beach County Housing Finance Authority, Florida,
             Multifamily Housing Revenue Bonds, Pinnacle Palms
             Apartments, Series 2001A:
         970  5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured      7/11 at 100.00       AAA   1,014,455
       2,505  5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured      7/11 at 100.00       AAA   2,615,295

       4,030 Reedy Creek Improvement District, Florida, Utility Revenue   10/13 at 100.00       AAA   4,354,617
              Bonds, Series 2003-1, 5.250%, 10/01/16 - MBIA Insured

       8,400 Village Center Community Development District, Florida,      11/13 at 101.00       AAA   8,359,512
              Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32
              - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Georgia - 1.2%

             Marietta Development Authority, Georgia, First Mortgage
             Revenue Bonds, Life College, Inc., Series 1995A:
       3,020  5.950%, 9/01/19 - FSA Insured                                9/05 at 102.00       AAA   3,233,242
       6,180  6.250%, 9/01/25 - FSA Insured                                9/05 at 102.00       AAA   6,625,269

       1,500 Oconee County Industrial Development Authority, Georgia,      7/13 at 100.00       Aaa   1,542,210
              Revenue Bonds, University of Georgia Office of Information
              and Instructional Technology, Series 2003, 5.250%, 7/01/23
              - XLCA Insured
---------------------------------------------------------------------------------------------------------------
             Hawaii - 0.4%

       3,300 Hawaii, General Obligation Bonds, ROL-SER II-R-153,           2/12 at 100.00       AAA   3,997,917
              14.150%, 2/01/21 (IF) - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Illinois - 13.6%

      25,000 Chicago, Illinois, General Obligation Project and Refunding   1/06 at 102.00       AAA  25,143,500
              Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC Insured

       9,590 Chicago School Reform Board of Trustees of the Chicago       12/07 at 102.00       AAA  10,885,130
              Board of Education, Illinois, Unlimited Tax General
              Obligation Bonds, Series 1996, 5.800%, 12/01/17
              (Pre-refunded to 12/01/07) - AMBAC Insured

       9,000 Chicago, Illinois, General Airport Second Lien Revenue        1/10 at 101.00       AAA   9,418,680
              Refunding Bonds, O'Hare International Airport, Series
              1999, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC
              Insured

----
37

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $  3,000 Chicago, Illinois, General Airport Third Lien Revenue         1/12 at 100.00       AAA $ 3,226,050
              Refunding Bonds, O'Hare International Airport, Series
              2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA
              Insured

             Cicero, Cook County, Illinois, General Obligation Corporate
              Purpose Bonds, Series 1994A:
       3,610  6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured  12/04 at 102.00       AAA   3,791,042
       2,930  6.400%, 12/01/14 - MBIA Insured                             12/04 at 102.00       AAA   3,067,974

       2,500 Cook County Community College District 508, Chicago,            No Opt. Call       AAA   2,903,375
              Illinois, Certificates of Participation, 8.750%, 1/01/07 -
              FGIC Insured

       6,500 Illinois Development Finance Authority, Revenue Bonds,       11/10 at 101.00       AAA   7,111,910
              Adventist Health System - Sunbelt Obligated Group, Series
              1997A, 5.875%, 11/15/20 - MBIA Insured

       1,945 Illinois Development Finance Authority, Local Government      1/12 at 100.00       AAA   1,996,076
              Program Revenue Bonds, O'Fallon Project, Series 2002,
              5.250%, 1/01/24 - FGIC Insured

       1,455 Illinois Educational Facilities Authority, Revenue            5/06 at 102.00       AAA   1,610,583
              Refunding Bonds, Midwestern University, Series 1996B,
              6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE
              LEE/AMBAC Insured

       3,000 Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102.00       AAA   3,102,900
              University of Chicago Hospitals, Series 1994, 6.125%,
              8/15/24 (Pre-refunded to 8/15/04) - MBIA Insured

       4,000 Illinois Health Facilities Authority, Revenue Bonds,         11/04 at 102.00       AAA   4,192,320
              Northwestern Medical Faculty Foundation, Inc., Series
              1995, 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA
              Insured

       5,000 Illinois, General Obligation Bonds, Series 1994, 5.875%,      8/04 at 102.00    Aa3***   5,158,850
              8/01/19 (Pre-refunded to 8/01/04)

             Illinois, General Obligation Bonds, Series 1995:
       3,065  6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured     2/05 at 102.00       Aaa   3,235,996
       5,545  6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured     2/05 at 102.00       Aaa   5,854,356

       2,705 Illinois, General Obligation Bonds, Illinois FIRST Program,  12/10 at 100.00       AAA   2,905,089
              Series 2000, 5.400%, 12/01/20 - MBIA Insured

      12,860 Illinois, General Obligation Bonds, Illinois FIRST Program,     No Opt. Call       AAA  14,315,495
              Series 2002, 5.500%, 8/01/15 - MBIA Insured

             Kane County, Illinois, Motor Fuel and Tax Alternative
              Revenue Source Bonds, Series 2004:
       2,445  5.250%, 1/01/15 - FGIC Insured                                 No Opt. Call       AAA   2,662,703
       2,575  5.250%, 1/01/16 - FGIC Insured                                 No Opt. Call       AAA   2,806,106

       1,330 Kane County School District 129 Aurora West, Illinois,        2/13 at 100.00       AAA   1,480,543
              General Obligation Bonds, Series 2003, 6.000%, 2/01/23 -
              FGIC Insured

       4,645 Monmouth, Warren County, Illinois, General Obligation Sewer   12/09 at 26.76       Aaa   1,026,777
              Bonds, Series 1999B, 0.000%, 12/01/29 (Pre-refunded to
              12/01/09) - FGIC Insured

       8,000 University of Illinois, Certificates of Participation,        8/11 at 100.00       AAA   8,763,280
              Utility Infrastructure Projects, Series 2001A, 5.000%,
              8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Indiana - 7.5%

             Boone County Hospital Association, Indiana, Lease Revenue
              Bonds, Series 2001:
       3,190  5.500%, 1/15/21 - FGIC Insured                               7/11 at 100.00       AAA   3,354,413
       8,605  5.500%, 1/15/26 - FGIC Insured                               7/11 at 100.00       AAA   8,825,374

             Hamilton Southeastern Consolidated School Building
             Corporation, Hamilton County, Indiana, First Mortgage
             Bonds, Series 2004:
       4,890  5.000%, 7/15/16 - FSA Insured                                1/14 at 100.00       AAA   5,133,277
       3,925  5.000%, 7/15/17 - FSA Insured                                1/14 at 100.00       AAA   4,091,852

       4,885 Hammond Multi-School Building Corporation, Lake County,       7/13 at 100.00       AAA   4,867,561
              Indiana, First Mortgage Revenue Bonds, Series 2003B,
              5.000%, 1/15/27 - FGIC Insured

       4,000 Huntington Countywide School Building Corporation II,         7/12 at 100.00       AAA   4,088,960
              Indiana, First Mortgage Bonds, Series 2002, 5.125%,
              7/15/22 - MBIA Insured

             Indiana Housing Finance Authority, Single Family Mortgage
              Revenue Bonds, Series 1997B-2:
         720  6.000%, 7/01/16 (Alternative Minimum Tax)                    1/07 at 101.50       Aaa     753,451
       4,150  6.125%, 1/01/27 (Alternative Minimum Tax)                    1/07 at 101.50       Aaa   4,308,987

       1,375 Indiana University, Student Fee Revenue Bonds, Series         8/13 at 100.00       AAA   1,404,013
              2003O, 5.000%, 8/01/21 - FGIC Insured

----
38

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Indiana (continued)

    $ 18,000 Indianapolis Local Public Improvement Bond Bank, Indiana,     7/12 at 100.00       AAA $18,205,920
              Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA
              Insured

       1,780 Indianapolis Local Public Improvement Bond Bank, Indiana,     1/14 at 100.00       AAA   1,835,661
              Road Revenue Bonds, Series 2003E, 5.000%, 1/01/19 - AMBAC
              Insured

       3,000 Ivy Tech State College, Indiana, Student Fee Revenue Bonds,   7/10 at 100.00       AAA   3,430,560
              Series 2000F, 5.875%, 7/01/17 (Pre-refunded to 7/01/10) -
              FSA Insured

       3,000 Portage Township Multi-School Building Corporation, Porter    7/12 at 100.00       AAA   3,070,800
              County, Indiana, First Mortgage Bonds, Series 2002,
              5.125%, 7/15/22 - FGIC Insured

       1,005 St. Joseph County, Indiana, Economic Development Revenue      4/12 at 100.00       AAA   1,053,793
              Bonds, St. Mary's College, Series 2002, 5.375%, 4/01/22 -
              MBIA Insured

       3,690 Shelby Eastern School Building Corporation, Shelby County,    7/09 at 102.00       AAA   4,298,223
              Indiana, First Mortgage Bonds, Series 2000, 6.100%,
              7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Maine - 1.1%

       3,110 Maine Health and Higher Educational Facilities Authority,     7/04 at 102.00       AAA   3,202,678
              Revenue Bonds, Series 1994B, 7.000%, 7/01/24 (Pre-refunded to 7/01/04) - FSA Insured

             Maine Health and Higher Educational Facilities Authority,
              Revenue Bonds, Series 1995A:
       2,495  5.875%, 7/01/25 (Pre-refunded to 7/01/05) - FSA Insured      7/05 at 102.00       AAA   2,673,243
       4,255   5.875%, 7/01/25 - FSA Insured                               7/05 at 102.00       AAA   4,501,492
---------------------------------------------------------------------------------------------------------------
             Massachusetts - 1.1%

             Massachusetts Housing Finance Agency, Single Family Housing
              Revenue Bonds, Series 79:
         340  5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured    12/09 at 100.00       AAA     353,614
         450  5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured    12/09 at 100.00       AAA     466,466

       9,355 Massachusetts Housing Finance Agency, Rental Housing          1/11 at 100.00       AAA   9,665,025
              Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30
              (Alternative Minimum Tax) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Michigan - 6.4%

      12,130 Bay City, Bay County, Michigan, Unlimited Tax General           No Opt. Call       AAA   5,088,050
              Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 -
              AMBAC Insured

             Detroit, Michigan, General Obligation Bonds, Series 2003A:
       2,705  5.250%, 4/01/14 - XLCA Insured                               4/13 at 100.00       AAA   2,919,615
       2,550  5.250%, 4/01/15 - XLCA Insured                               4/13 at 100.00       AAA   2,736,583
       2,995  5.250%, 4/01/16 - XLCA Insured                               4/13 at 100.00       AAA   3,198,121

             Michigan State Hospital Finance Authority, Revenue Bonds,
             Ascension Health Credit Group, Series 1999A:
      13,500  5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured  11/09 at 101.00       AAA  15,437,250
      13,675  6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured  11/09 at 101.00       AAA  15,896,777

       7,280 Michigan Housing Development Authority, Rental Housing        4/07 at 102.00       AAA   7,607,018
              Revenue Bonds, Series 1997A, 6.100%, 10/01/33 (Alternative
              Minimum Tax) - AMBAC Insured

       5,455 Wayne County, Michigan, Airport Revenue Bonds, Detroit       12/12 at 100.00       AAA   5,835,704
              Metropolitan Airport, Series 2002D, 5.500%, 12/01/16
              (Alternative Minimum Tax) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Minnesota - 1.4%

       2,150 Minneapolis - St. Paul Metropolitan Airports Commission,      1/11 at 100.00       AAA   2,331,288
              Minnesota, Subordinate Lien Airport Revenue Bonds, Series
              2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC
              Insured

       9,675 St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud     5/10 at 101.00       Aaa  10,423,071
              Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 -
              FSA Insured
---------------------------------------------------------------------------------------------------------------
             Mississippi - 1.7%

       6,400 Medical Center Educational Building Corporation, Revenue     12/04 at 102.00       AAA   6,702,272
              Bonds, University of Mississippi Medical Center, Series
              1993, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA
              Insured

       7,450 Walnut Grove Correctional Authority, Mississippi,            11/09 at 102.00       AAA   8,672,620
              Certificates of Participation, Department of Corrections,
              Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) -
              AMBAC Insured

----
39

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Missouri - 2.3%

    $  7,600 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA $7,728,212
              Development Agency, Mass Transit Sales Tax Appropriation
              Bonds, Metrolink Cross County Extension Project, Series
              2002B, 5.000%, 10/01/23 - FSA Insured

       4,640 St. Louis, Missouri, Airport Revenue Bonds, Capital           7/12 at 100.00       AAA  4,618,842
              Improvement Program, Series 2002A, 5.000%, 7/01/32 - MBIA
              Insured

       7,950 St. Louis Municipal Finance Corporation, Missouri,            2/06 at 102.00       AAA  8,679,095
              Leasehold Revenue Bonds, City Justice Center, Series
              1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------
             Nevada - 0.9%

       2,000 Clark County, Nevada, Industrial Development Revenue         10/04 at 100.00       AAA  2,081,000
              Refunding Bonds, Nevada Power Company Project, Series
              1992C, 7.200%, 10/01/22 - AMBAC Insured

       3,625 Clark County, Nevada, Industrial Development Revenue Bonds,  12/09 at 102.00       AAA  3,913,586
              Southwest Gas Corporation Project, Series 1999A, 6.100%,
              12/01/38 (Alternative Minimum Tax) - AMBAC Insured

       2,100 Henderson Redevelopment Agency, Nevada, Tax Allocation       10/12 at 101.00       AAA  2,149,266
              Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             New Mexico - 0.4%

             Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A:
       1,000  5.000%, 6/01/21 - AMBAC Insured                              6/13 at 100.00       Aaa  1,026,780
       1,050  5.000%, 6/01/22 - AMBAC Insured                              6/13 at 100.00       Aaa  1,071,084
       1,100  5.000%, 6/01/23 - AMBAC Insured                              6/13 at 100.00       Aaa  1,117,215
--------------------------------------------------------------------------------------------------------------
             New York - 2.1%

       5,000 Metropolitan Transportation Authority, New York, Commuter     7/04 at 101.50       AAA  5,118,800
              Facilities Revenue Bonds, Series 1994A, 6.375%, 7/01/18
              (Pre-refunded to 7/01/04) - MBIA Insured

         135 New York City, New York, General Obligation Bonds, Series     8/04 at 100.00       AAA    135,581
              1991B, 7.000%, 2/01/18 - AMBAC Insured

             New York City Industrial Development Agency, New York,
             Civic Facility Revenue Bonds, USTA National Tennis Center
             Incorporated Project, Series 1994:
       3,500  6.500%, 11/15/10 - FSA Insured                              11/04 at 102.00       AAA  3,659,600
       3,000  6.600%, 11/15/11 - FSA Insured                              11/04 at 102.00       AAA  3,139,230

       6,060 New York State Urban Development Corporation, Correctional    1/09 at 101.00       AAA  6,890,462
              Facilities Service Contract Revenue Bonds, Series 1999C,
              5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             North Carolina - 0.3%

       2,750 North Carolina Medical Care Commission, Healthcare           10/11 at 101.00       AAA  2,753,245
              Facilities Revenue Bonds, WakeMed Project, Series 2001,
              5.000%, 10/01/32 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             North Dakota - 0.6%

       5,000 Fargo, North Dakota, Health System Revenue Bonds, MeritCare   6/12 at 100.00       AAA  5,037,950
              Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.8%

       5,000 Oklahoma State Industries Authority, Health System Revenue    8/05 at 102.00       AAA  5,358,500
              Bonds, Baptist Medical Center, Series 1995C, 6.250%,
              8/15/12 - AMBAC Insured

       5,000 Oklahoma State Industries Authority, Health System Revenue    8/09 at 101.00       AAA  5,294,200
              Refunding Bonds, Baptist Medical Center, Series 1999A,
              5.750%, 8/15/29 - MBIA Insured

       2,000 Sapulpa Municipal Authority, Oklahoma, Capital Improvement    7/10 at 101.00       AAA  2,275,700
              Revenue Refunding Bonds, Series 2000, 5.625%, 7/01/20
              (Pre-refunded to 7/01/10) - FSA Insured

       2,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00       AAA  2,158,180
              Revenue Bonds, Tulsa International Airport, Series 1999A,
              6.000%, 6/01/21 - FGIC Insured

       1,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport   6/10 at 100.00       AAA  1,072,380
              Revenue Bonds, Tulsa International Airport, Series 1999B,
              6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured
--------------------------------------------------------------------------------------------------------------
             Oregon - 0.3%
       2,325 Oregon Department of Administrative Services, State Lottery   4/14 at 100.00       AAA  2,502,909
              Revenue Bonds, Series 2004A, 5.000%, 4/01/15 - FSA Insured

----
40

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.4%

    $  1,500 Lancaster Area Sewer Authority, Pennsylvania, Sewer Revenue   4/14 at 100.00       AAA $ 1,506,930
              Bonds, Series 2004, 5.000%, 4/01/28 - MBIA Insured

       3,000 North Penn Water Authority, Montgomery County,               11/04 at 101.00       AAA   3,116,940
              Pennsylvania, Water Revenue Bonds, Series 1994, 7.000%,
              11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured

      26,450 State Public School Building Authority, Pennsylvania, Lease   6/13 at 100.00       AAA  26,348,432
              Revenue Bonds, Philadelphia School District Project,
              Series 2003, 5.000%, 6/01/33 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.8%

       1,250 Puerto Rico Highway and Transportation Authority,             7/13 at 100.00       AAA   1,354,400
              Transportation Revenue Bonds, Series 2003G, 5.250%,
              7/01/18 - FGIC Insured

       4,325 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call       AAA   5,818,898
              2001, 13.030%, 7/01/19 (IF) - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.5%

       3,130 Kent County Water Authority, Rhode Island, General Revenue    7/04 at 102.00       AAA   3,226,091
              Bonds, Series 1994A, 6.350%, 7/15/14 (Pre-refunded to
              7/15/04) - MBIA Insured

       1,000 Providence Housing Development Corporation, Rhode Island,     7/04 at 102.00       AAA   1,022,730
              FHA-Insured Mortgage Revenue Refunding Bonds, Barbara
              Jordan Apartments, Series 1994A, 6.650%, 7/01/15 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------
             South Carolina - 3.7%

             Columbia, South Carolina, Certificates of Participation,
             Tourism Development Fee Pledge, Series 2003:
       1,985  5.250%, 6/01/16 - AMBAC Insured                              6/13 at 100.00       AAA   2,132,486
       2,095  5.250%, 6/01/17 - AMBAC Insured                              6/13 at 100.00       AAA   2,242,488

       3,375 Georgetown County School District, South Carolina, General    3/11 at 100.00       AAA   3,549,690
              Obligation Bonds, Series 2000, 5.250%, 3/01/20 - FSA
              Insured

       5,435 Greenville Memorial Auditorium District, South Carolina,      3/06 at 102.00       AAA   5,924,204
              Certificates of Participation, Bi-Lo Center Project,
              Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) -
              AMBAC Insured

       8,525 South Carolina Public Service Authority, Revenue Refunding    7/13 at 100.00       AAA   9,069,151
              Bonds, Santee Cooper Electric System, Series 2003A,
              5.000%, 1/01/15 - AMBAC Insured

      10,350 Spartanburg County Health Service District, South Carolina,   4/12 at 100.00       AAA  10,517,256
              Hospital Revenue Refunding Bonds, Series 2002, 5.250%,
              4/15/32 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Tennessee - 3.0%

       2,000 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/10 at 101.00       AAA   2,141,920
              Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
              Minimum Tax) - AMBAC Insured

             Memphis Health, Educational and Housing Facilities Board,
             Tennessee, Multifamily Housing Revenue Bonds, Hickory
             Pointe Apartments Project, Series 2000A:
       1,190  5.850%, 7/01/20 - MBIA Insured                               7/10 at 102.00       Aaa   1,220,071
       5,155  5.950%, 7/01/31 - MBIA Insured                               7/10 at 102.00       Aaa   5,468,012

      16,000 Metropolitan Government Nashville-Davidson County Health     11/09 at 101.00       AAA  18,462,880
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Texas - 10.4%

             Dallas-Fort Worth International Airport, Texas, Joint
             Revenue Refunding and Improvement Bonds, Series 2001A:
       8,000  5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured   11/11 at 100.00       AAA   8,296,480
       3,855  5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured   11/11 at 100.00       AAA   3,948,908

             DeSoto, Dallas County, Texas, General Obligation Bonds,
             Series 2001:
         275  5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured     2/11 at 100.00       AAA     308,594
       2,330  5.500%, 2/15/21 - FGIC Insured                               2/11 at 100.00       AAA   2,483,128

             Harris County-Houston Sports Authority, Texas, Senior Lien
             Revenue Bonds, Series 2001G:
       5,000  5.250%, 11/15/21 - MBIA Insured                             11/11 at 100.00       AAA   5,145,650
       6,500  5.250%, 11/15/22 - MBIA Insured                             11/11 at 100.00       AAA   6,656,260
       6,800  5.250%, 11/15/30 - MBIA Insured                             11/11 at 100.00       AAA   6,903,428
       2,500  5.375%, 11/15/41 - MBIA Insured                             11/11 at 100.00       AAA   2,550,850

----
41

Portfolio of Investments
NUVEEN INSURED MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Texas (continued)

    $    515 Harris County Hospital District, Texas, Revenue Refunding       No Opt. Call       AAA $   591,596
              Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured

       5,010 Houston, Texas, General Obligation Refunding Bonds, Series    3/12 at 100.00       AAA   5,020,922
              2002, 5.000%, 3/01/25 - MBIA Insured

       2,280 North Texas Municipal Water District, Regional Wastewater    12/11 at 100.00       AAA   2,362,627
              System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC
              Insured

       3,000 Raven Hills Higher Education Corporation, Texas, Student      8/12 at 100.00       Aaa   2,974,710
              Housing Revenue Bonds, Angelo State University - Texan
              Hall LLC, Series 2002A, 5.000%, 8/01/33 - MBIA Insured

             Retama Development Corporation, Texas, Special Facilities
             Revenue Bonds, Retama Park Racetrack Project, Series 1993:
       9,715  8.750%, 12/15/18                                               No Opt. Call       AAA  14,252,779
       5,405  10.000%, 12/15/20                                              No Opt. Call       AAA   8,602,814

       5,000 Tarrant County Health Facilities Development Corporation,       No Opt. Call       AAA   5,677,150
              Texas, Hospital Revenue Refunding and Improvement Bonds,
              Fort Worth Osteopathic Hospital, Series 1993, 6.000%,
              5/15/21 - MBIA Insured

      20,000 Texas Turnpike Authority, First Tier Revenue Bonds, Central     No Opt. Call       AAA  10,360,800
              Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 -
              AMBAC Insured

             Waco, Texas, Combined Tax and Revenue Certificates of
             Obligation, Series 2004:
       1,490  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00       AAA   1,513,468
       1,500  5.000%, 2/01/23 - MBIA Insured                               2/14 at 100.00       AAA   1,516,620
       1,580  5.000%, 2/01/24 - MBIA Insured                               2/14 at 100.00       AAA   1,587,758

       4,070 Williamson County, Texas, General Obligation Bonds,           2/11 at 100.00       AAA   4,804,554
              DRIVERS, Series 188, 13.750%, 2/15/21 (IF) - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Utah - 1.3%

       5,000 Emery County, Utah, Pollution Control Revenue Refunding       5/04 at 102.00       AAA   5,113,200
              Bonds, Pacificorp Project, Series 1993A, 5.650%, 11/01/23
              - AMBAC Insured

       3,055 Utah State Building Ownership Authority, Lease Revenue       11/05 at 100.00       AAA   3,247,098
              Bonds, State Facilities Master Lease Program, Series
              1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC
              Insured

       3,500 White City Water Improvement District, Salt Lake County,      2/05 at 100.00       AAA   3,639,545
              Utah, General Obligation Water Bonds, Series 1995, 6.600%,
              2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Vermont - 0.1%

       1,140 Vermont Housing Finance Agency, Single Family Housing        11/09 at 100.00       AAA   1,161,968
              Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             Virginia - 0.7%

       5,755 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00       AAA   6,482,374
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/20 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Washington - 8.5%

       3,000 Chelan County Public Utility District 1, Washington, Hydro    7/11 at 101.00       AAA   3,105,870
              Consolidated System Revenue Bonds, Series 2001A, 5.600%,
              1/01/36 (Alternative Minimum Tax) - MBIA Insured

       5,040 Chelan County Public Utility District 1, Washington, Hydro    7/12 at 100.00       AAA   5,145,134
              Consolidated System Revenue Bonds, Series 2002A, 5.450%,
              7/01/37 (Alternative Minimum Tax) - AMBAC Insured

             Douglas County Public Utility District 1, Washington,
             Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
       2,975  6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured     9/10 at 100.00       AAA   3,348,601
       1,135  6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured     9/10 at 100.00       AAA   1,277,295

       3,300 Energy Northwest, Washington, Electric Revenue Bonds,         7/12 at 100.00       AAA   4,261,653
              Columbia Generating Station, Series 2002, ROL-SER-II-152,
              14.920%, 7/01/18 (IF) - MBIA Insured

             Energy Northwest, Washington, Wind Project Revenue Bonds,
             Series 2003:
       1,720  5.000%, 7/01/19 - AMBAC Insured                              7/12 at 100.00       AAA   1,761,005
       1,435  5.000%, 7/01/23 - AMBAC Insured                              7/12 at 100.00       AAA   1,444,945

       6,000 Port of Seattle, Washington, Revenue Bonds, Series 1999A,     9/12 at 100.00       AAA   6,021,900
              5.000%, 9/01/24 - FGIC Insured

----
42

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
-----------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  1,785 Port of Seattle, Washington, Subordinate Lien Revenue         9/12 at 100.00       AAA $  1,906,541
              Bonds, Series 1999B, 5.500%, 9/01/16 (Alternative Minimum
              Tax) - FGIC Insured

       8,775 Port of Seattle, Washington, Special Facility Revenue         3/10 at 101.00       AAA    9,600,815
              Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20
              (Alternative Minimum Tax) - MBIA Insured

             Port of Seattle, Washington, Special Facility Revenue
             Bonds, Terminal 18, Series 1999B:
         460  6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to   3/10 at 101.00       AAA      530,481
              3/01/10) - MBIA Insured
       7,475  6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured     3/10 at 101.00       AAA    8,218,763

      11,400 Seattle, Washington, Water System Revenue Refunding Bonds,    3/09 at 100.00       AAA   11,649,318
              Series 1993, 5.250%, 3/01/24- FGIC Insured

       1,000 Snohomish County Public Utility District 1, Washington,       6/12 at 100.00       AAA    1,062,660
              Water Revenue Refunding Bonds, Series 2002, 5.500%,
              12/01/22 - FGIC Insured

       7,825 Snohomish County School District 16, Washington, Unlimited   12/10 at 100.00       Aaa    8,661,727
              Tax General Obligation Bonds, Arlington School, Series
              2000, 5.750%, 12/01/19 - FGIC Insured

       2,000 Thurston and Pierce Counties School District, Washington,     6/13 at 100.00       Aaa    2,129,960
              General Obligation Bonds, Yelm Community Schools, Series
              2003, 5.250%, 12/01/18 - FSA Insured

       2,050 Washington State Higher Education Facilities Authority,      10/12 at 100.00       AAA    2,083,374
              Revenue Bonds, Gonzaga University, Series 2002, 5.050%,
              4/01/22 - MBIA Insured

       5,000 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       AAA    5,227,800
              Bonds, Nuclear Project 2, Series 1993B, 5.400%, 7/01/05 -
              FSA Insured
-----------------------------------------------------------------------------------------------------------------
             Wisconsin - 1.2%

       3,365 Evansville Community School District, Dane, Green, and Rock   4/11 at 100.00       AAA    3,640,291
              Counties, Wisconsin, General Obligation Refunding Bonds,
              Series 2001, 5.500%, 4/01/19 - FGIC Insured

       2,000 Superior, Wisconsin, Limited Obligation Revenue Refunding       No Opt. Call       AAA    2,514,029
              Bonds, Midwest Energy Resources Company, Series 1991E,
              6.900%, 8/01/21 - FGIC Insured

       5,000 Wisconsin, General Obligation Bonds, Series 2002G, 5.000%,    5/13 at 100.00       AAA    5,189,000
              5/01/18 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
    $875,755 Total Long-Term Investments (cost $853,443,372) - 98.8%                                 904,261,605
-----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                     10,993,258
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $915,254,863
             --------------------------------------------------------------------------------------------------

           All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Alabama - 1.6%

    $  7,440 Alabama Public School and College Authority, Capital          2/12 at 100.00        AA $ 7,619,527
              Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21

       5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00       AAA   5,659,400
              Improvement Warrants, Series 1999A, 5.750%, 2/01/38
              (Pre-refunded to 2/01/09) - FGIC Insured

       9,280 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00       AAA  10,107,312
              Improvement Warrants, Series 2002D, 5.000%, 2/01/42
              (Pre-refunded to 8/01/12) - FGIC Insured

      17,500 Jefferson County, Alabama, Sewer Revenue Capital              8/12 at 100.00       AAA  19,097,400
              Improvement Warrants, Series 2002B, 5.125%, 2/01/42
              (Pre-refunded to 8/01/12) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Arizona - 1.3%

      10,700 Arizona Health Facilities Authority, Hospital Revenue           No Opt. Call      BBB+  11,389,722
              Bonds, Catholic Healthcare West, Series 1999A, 6.125%,
              7/01/09

       2,000 Arizona State Transportation Board, Highway Revenue           7/12 at 102.00       AAA   2,170,140
              Refunding Bonds, Series 2002A, 5.250%, 7/01/17

       6,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,      7/13 at 100.00       Aaa   6,448,860
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/19 - MBIA Insured

      11,000 Salt River Project Agricultural Improvement and Power        12/13 at 100.00       AAA  11,665,830
              District, Arizona, Electric System Revenue Bonds, Series
              2003, 5.000%, 12/01/15 - MBIA Insured

       3,770 Tucson, Arizona, Junior Lien Street and Highway User          7/13 at 100.00       AAA   4,013,580
              Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------
             Arkansas - 0.3%

             Baxter County, Arkansas, Hospital Revenue Improvement
             Bonds, Baxter County Regional Hospital, Series 1999B:
         500  5.000%, 9/01/09                                                No Opt. Call       BBB     525,700
       2,500  5.625%, 9/01/28                                              9/09 at 100.00       BBB   2,460,725

       4,000 Jefferson County, Arkansas, Pollution Control Revenue         6/04 at 101.00      BBB-   4,025,440
              Refunding Bonds, Entergy Arkansas, Inc. Project, Series
              1997, 5.600%, 10/01/17

       1,000 University of Arkansas, Fayetteville, Various Facilities        No Opt. Call       Aaa   1,090,370
              Revenue Bonds, Series 2001A, 5.000%, 12/01/09 - FSA Insured
---------------------------------------------------------------------------------------------------------------
             California - 10.6%

       1,955 Adelanto Public Financing Authority, California, Lease          No Opt. Call      BBB-   2,106,082
              Revenue Refunding Bonds, Community Correctional Facility,
              Series 2001A, 5.250%, 4/01/10

       1,600 California Health Facilities Financing Authority, Revenue    12/09 at 101.00        A3   1,703,504
              Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.250%,
              12/01/34

      21,220 California Health Facilities Financing Authority, Insured     7/04 at 102.00       AAA  21,752,198
              Health Facility Revenue Refunding Bonds, Catholic
              Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC
              Insured

      18,000 California, Various Purpose General Obligation Bonds,           No Opt. Call       AAA  20,690,280
              Series 1992, 6.250%, 9/01/12 - MBIA Insured

      10,870 California, General Obligation Bonds, Series 2003, 5.250%,    2/13 at 100.00       AAA  11,710,468
             2/01/14 - MBIA Insured

             California, General Obligation Bonds, Series 2004:
       2,000  5.000%, 2/01/08                                                No Opt. Call      Baa1   2,134,860
       1,100  5.000%, 4/01/09                                                No Opt. Call      Baa1   1,175,229
       3,150  5.000%, 4/01/10                                                No Opt. Call      Baa1   3,357,207
      15,000  5.000%, 4/01/11                                                No Opt. Call      Baa1  15,903,000

             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       8,000  6.000%, 5/01/15                                              5/12 at 101.00        A3   8,849,360
      10,000  5.875%, 5/01/16                                              5/12 at 101.00        A3  10,978,500

----
44

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             California (continued)

             California State Public Works Board, Lease Revenue Bonds,
             Department of Corrections, Series 2003C:
    $  3,715  5.000%, 6/01/10                                                No Opt. Call      Baa2 $ 3,942,024
       3,500  5.000%, 6/01/11                                                No Opt. Call      Baa2   3,690,785
       5,000  5.000%, 6/01/12                                                No Opt. Call      Baa2   5,222,500
       6,000  5.500%, 6/01/13                                                No Opt. Call      Baa2   6,450,600
       8,075  5.500%, 6/01/14                                             12/13 at 100.00      Baa2   8,642,592
       3,940  5.500%, 6/01/17                                             12/13 at 100.00      Baa2   4,142,004

      12,000 California State Public Works Board, Lease Revenue Bonds,    11/04 at 102.00       Aaa  12,588,840
              Department of Corrections, Soledad II State Prison, Series
              1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

       2,145 California Statewide Community Development Authority,           No Opt. Call         A   2,240,882
              Revenue Bonds, Kaiser Permanente System, Series 2002E,
              4.700%, 11/01/36 (Mandatory put 6/01/09)

       6,400 California Statewide Community Development Authority,           No Opt. Call         A   6,150,464
              Revenue Bonds, Kaiser Permanente System, Series 2004I,
              3.450%, 4/01/35 (Mandatory put 5/01/11)

      17,390 Central California Joint Powers Health Financing Authority,   8/04 at 101.00      Baa2  17,477,993
              Certificates of Participation, Community Hospitals of
              Central California, Series 1993, 5.250%, 2/01/13

       3,695 Contra Costa County Public Financing Authority, California,   8/13 at 100.00        AA   3,823,290
              Tax Allocation Revenue Bonds, Series 2003A, 5.500%,
              8/01/23 - RAAI Insured

             Delano Financing Authority, California, State Correctional
             Facilities Lease Revenue Bonds, Series 2002A:
       1,575  4.875%, 4/01/06                                                No Opt. Call      BBB-   1,627,259
       1,605  4.875%, 4/01/08                                                No Opt. Call      BBB-   1,689,824
       2,185  5.750%, 4/01/10                                                No Opt. Call      BBB-   2,382,655

      10,000 Foothill-Eastern Transportation Corridor Agency,              1/07 at 100.00       AAA  11,000,100
              California, Toll Road Revenue Bonds, Series 1995A, 6.000%,
              1/01/34 (Pre-refunded to 1/01/07)

      10,005 Golden State Tobacco Securitization Corporation,              6/13 at 100.00       BBB   9,388,892
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.750%, 6/01/39

      15,000 Golden State Tobacco Securitization Corporation,              6/06 at 100.00      Baa2  15,277,350
              California, Enhanced Tobacco Settlement Asset-Backed
              Bonds, Series 2003B, 5.375%, 6/01/17

      15,345 Los Angeles Department of Airports, California, Revenue         No Opt. Call       AAA  16,426,516
              Bonds, Los Angeles International Airport, Series 2003B,
              5.000%, 5/15/14 - MBIA Insured

       2,500 Los Angeles Department of Water and Power, California,        7/06 at 100.00       AA-   2,573,125
              Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/21

       5,000 Los Angeles Unified School District, Los Angeles County,      7/13 at 100.00       AAA   5,315,600
              California, General Obligation Bonds, Series 2003A,
              5.250%, 7/01/19 - FSA Insured

       6,000 Oakland State Building Authority, California, Lease Revenue   4/08 at 101.00       AAA   6,050,220
              Bonds, Elihu M. Harris State Office Building, Series
              1998A, 5.000%, 4/01/23 - AMBAC Insured

       3,000 Port of Oakland, California, Revenue Refunding Bonds,        11/07 at 102.00       AAA   3,283,140
              Series 1997I, 5.600%, 11/01/19 - MBIA Insured

       3,040 Sacramento Municipal Utility District, California, Electric     No Opt. Call       AAA   3,300,467
              Revenue Refunding Bonds, Series 2003S, 5.000%, 11/15/13 -
              MBIA Insured

       4,000 San Diego County, California, Certificates of                 9/09 at 101.00      Baa3   4,087,960
              Participation, Burnham Institute, Series 1999,
              6.250%, 9/01/29

       4,635 South Orange County Public Financing Authority, California,     No Opt. Call       AAA   5,731,409
              Special Tax Revenue Bonds, Foothill Area, Series 1994C,
              8.000%, 8/15/09 - FGIC Insured

       8,780 University of California, Revenue Bonds, Multi-Purpose        9/11 at 101.00       AAA   9,243,935
              Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured

       6,100 University of California, General Revenue Bonds, Series       5/13 at 100.00       AAA   6,613,437
              2003B, 5.250%, 5/15/15 - AMBAC Insured

       3,220 Vallejo City Unified School District, Solano County,            No Opt. Call       AAA   3,711,630
              California, General Obligation Refunding Bonds, Series
              2002A, 5.900%, 2/01/18 - MBIA Insured

       1,240 Yuba County Water Agency, California, Yuba River              9/04 at 100.00      Baa3   1,233,242
              Development Revenue Bonds, Pacific Gas and Electric
              Company Project, Series 1966A, 4.000%, 3/01/16

----
45

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Colorado - 1.3%

    $  2,300 Arapahoe County Capital Improvement Trust Fund, Colorado,      8/05 at 95.92       AAA $ 2,161,379
              Senior Revenue Bonds, Highway E-470 Project, Series 1986C,
              0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       2,000 Aurora Centretech Metropolitan District, Arapahoe County,    12/06 at 102.00       AA-   2,109,600
              Colorado, General Obligation Refunding Bonds, Series
              1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)

         500 Colorado Health Facilities Authority, Revenue Bonds,         12/05 at 102.00      BBB+     530,740
              Covenant Retirement Communities Inc., Series 1995, 6.200%,
              12/01/07

       2,000 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00         A   2,169,600
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/31

       9,915 Denver City and County, Colorado, Airport System Revenue     11/11 at 100.00       AAA  10,537,761
              Refunding Bonds, Series 2001A, 5.500%, 11/15/16
              (Alternative Minimum Tax) - FGIC Insured

       2,000 Denver City and County, Colorado, Airport System Revenue     11/10 at 100.00       AAA   2,198,740
              Refunding Bonds, Series 2000A, 6.000%, 11/15/16
              (Alternative Minimum Tax) - AMBAC Insured

       5,775 Denver Convention Center Hotel Authority, Colorado,          12/13 at 100.00       AAA   6,082,692
              Convention Center Hotel Senior Revenue Bonds, Series
              2003A, 5.000%, 12/01/15 - XLCA Insured

       8,245 E-470 Public Highway Authority, Colorado, Senior Revenue      9/07 at 101.00       AAA   8,745,554
              Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured

         215 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R     215,675
              Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
              (Alternative Minimum Tax)

       1,075 Meridian Metropolitan District, Douglas County, Colorado,       No Opt. Call        AA   1,107,745
              General Obligation Refunding Bonds, Series 2001A, 4.125%,
              12/01/09 - RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Connecticut - 0.0%

         335 Eastern Connecticut Resource Recovery Authority, Solid        7/04 at 101.00       BBB     339,124
              Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
              1993A, 5.150%, 1/01/05 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             District of Columbia - 1.7%

       2,000 District of Columbia, General Obligation Bonds, Series          No Opt. Call       AAA   2,225,260
              1993B-1, 5.500%, 6/01/10 - AMBAC Insured

             District of Columbia, Certificates of Participation, Series
             2003:
       3,695  5.500%, 1/01/15 - AMBAC Insured                              1/14 at 100.00       AAA   4,034,903
       1,000  5.500%, 1/01/16 - AMBAC Insured                              1/14 at 100.00       AAA   1,085,400

      11,530 District of Columbia, General Obligation Bonds, Series        6/13 at 100.00       AAA  12,153,542
              2003B, 5.000%, 6/01/15 - AMBAC Insured

       1,900 District of Columbia, General Obligation Refunding Bonds,       No Opt. Call       AAA   2,170,769
              Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured

             District of Columbia Tobacco Settlement Corporation,
             Tobacco Settlement Asset-Backed Bonds, Series 2001:
      11,165  6.250%, 5/15/24                                              5/11 at 101.00       BBB  10,561,978
       2,920  6.500%, 5/15/33                                                No Opt. Call       BBB   2,667,449

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2003B:
       2,685  5.250%, 10/01/14 - FGIC Insured                             10/13 at 100.00       AAA   2,907,801
       2,280  5.250%, 10/01/15 - FGIC Insured                             10/13 at 100.00       AAA   2,454,466

       6,250 Washington Convention Center Authority, District of          10/08 at 101.00       AAA   6,587,813
              Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
              1998, 5.250%, 10/01/17 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Florida - 1.8%

         300 Brevard County Housing Finance Authority, Florida,            2/06 at 101.00       AAA     321,876
              Multifamily Housing Revenue Refunding Bonds, Windover Oaks
              and Windover Health Club Apartments Projects, Series
              1996A, 6.900%, 2/01/27 (Mandatory put 2/01/07)

       3,000 Broward County, Florida, Airport System Revenue Refunding    10/08 at 101.00       AAA   3,190,290
              Bonds, Series 1998E, 5.375%, 10/01/13 (Alternative Minimum
              Tax) - MBIA Insured

       5,000 Broward County School Board, Florida, Certificates of         7/13 at 100.00       AAA   5,075,000
              Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured

----
46

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Florida (continued)

    $    500 Dade County, Florida, Seaport Revenue Refunding Bonds,          No Opt. Call       AAA $   580,740
              Series 1995, 6.200%, 10/01/10 - MBIA Insured

             Dade County, Florida, Special Obligation and Refunding
             Bonds, Series 1996B:
         145  0.000%, 10/01/09 - AMBAC Insured                             10/08 at 98.22       AAA     120,562
         190  0.000%, 10/01/09 - AMBAC Insured                             10/08 at 98.22       AAA     156,720

       5,200 Escambia County Health Facilities Authority, Florida,           No Opt. Call        AA   5,559,268
              Revenue Bonds, Ascension Health Credit Group, Series
              2003A, 5.250%, 11/15/13

          65 Escambia County Housing Finance Authority, Florida,           4/07 at 102.00       Aaa      67,168
              GNMA/FNMA Multi-County Single Family Mortgage Revenue
              Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum
              Tax)

         500 Florida, Full Faith and Credit General Obligation Bonds,        No Opt. Call       AAA     626,105
              Broward County Expressway Authority, Series 1984, 9.875%,
              7/01/09

       3,245 Florida Department of Environmental Protection, Florida       7/13 at 101.00       AAA   3,426,233
              Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 -
              AMBAC Insured

         200 Halifax Hospital Medical Center, Daytona Beach, Florida,        No Opt. Call         A     209,894
              Health Care Facilities Revenue Bonds, Halifax Management
              System, Inc. Project, Series 1998A, 4.600%, 4/01/08 - ACA
              Insured

         150 Indian Trace Community Development District, Broward          5/05 at 102.00       AAA     158,640
              County, Florida, Water Management Special Benefit
              Refunding Bonds, Series 1995A, 5.500%, 5/01/06 - MBIA
              Insured

       4,210 JEA, Florida, St. John's River Power Park System Revenue        No Opt. Call       Aa2   4,217,957
              Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21

       5,000 Key West Utility Board, Florida, Electric System Revenue        No Opt. Call       AAA   5,771,300
              Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC
              Insured

         400 Lee County, Florida, Capital Improvement Revenue Refunding      No Opt. Call       AAA     455,688
              Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured

         250 Lee County Hospital Board of Directors, Florida, Fixed-Rate   4/07 at 102.00       AAA     271,670
              Hospital Revenue Bonds, Lee Memorial Health System, Series
              1997A, 5.400%, 4/01/09 - MBIA Insured

         200 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/06 at 102.00         A     213,096
              Leesburg Regional Medical Center Project, Series 1996A,
              5.600%, 7/01/08

         145 Orange County Housing Finance Authority, Florida, Single      9/07 at 102.00       AAA     154,902
              Family Mortgage Revenue Bonds, Series 1997B, 5.400%,
              9/01/09 (Alternative Minimum Tax)

       6,020 Orlando Utilities Commission, Florida, Water and Electric     4/13 at 100.00       Aa1   6,340,625
              Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16

       9,275 Reedy Creek Improvement District, Florida, Utility Revenue      No Opt. Call       Aaa  10,285,048
              Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured

       1,000 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R     753,440
              Revenue Bonds, Central Florida Terminals, Inc., Series
              1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)

          55 Sanford Airport Authority, Florida, Industrial Development      No Opt. Call       N/R      44,400
              Revenue Bonds, Central Florida Terminals, Inc., Series
              1997C, 6.750%, 5/01/05 (Alternative Minimum Tax)

         200 Sarasota County Health Facility Authority, Florida, Health      No Opt. Call       N/R     203,006
              Facilities Revenue Bonds, Sunnyside Properties, Series
              1995, 5.500%, 5/15/05

         785 Sarasota Elderly Housing Corporation, Florida, First          7/04 at 102.00       N/R     802,403
              Mortgage Revenue Bonds, McCown Towers Annex Project,
              Series 1978, 7.500%, 7/01/09
---------------------------------------------------------------------------------------------------------------
             Georgia - 0.3%

       3,240 Fulton-DeKalb Hospital Authority, Georgia, Revenue              No Opt. Call       AAA   3,503,671
              Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA
              Insured

       5,000 Private Colleges and Universities Authority, Georgia,        10/11 at 102.00      Baa1   5,140,650
              Revenue Bonds, Mercer University, Series 2001, 5.750%,
              10/01/31
---------------------------------------------------------------------------------------------------------------
             Illinois - 14.4%

      10,250 Chicago, Illinois, General Obligation Bonds, Central Loop       No Opt. Call       AAA   8,813,360
              Project, Series 2003A, 0.000%, 12/01/08 - XLCA Insured

----
47

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Illinois (continued)

    $ 14,315 Chicago Metropolitan Housing Development Corporation,         7/04 at 100.00        AA $14,354,939
              Illinois, FHA-Insured Section 8 Housing Development
              Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22

      17,500 Chicago Housing Authority, Illinois, Revenue Bonds, Capital   7/12 at 100.00     AA***  18,310,600
              Fund Program, Series 2001, 5.375%, 7/01/19

         500 Chicago, Illinois, Special Facility Revenue Bonds, O'Hare       No Opt. Call       N/R     156,875
              International Airport Project, United Air Lines, Inc.
              Project, Series 1999B, 5.200%, 4/01/11 (Alternative
              Minimum Tax) #

      22,395 Chicago, Illinois, General Airport Second Lien Revenue        7/04 at 102.00       AAA  22,778,402
              Refunding Bonds, O'Hare International Airport, Series
              1993C, 5.000%, 1/01/18 - MBIA Insured

      61,250 Chicago, Illinois, General Airport Revenue Refunding Bonds,   7/04 at 102.00        A+  61,376,787
              O'Hare International Airport, Series 1993A, 5.000%, 1/01/16

      10,000 Chicago, Illinois, General Airport Second Lien Revenue        1/10 at 101.00       AAA  10,522,300
              Refunding Bonds, O'Hare International Airport, Series
              1999, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC
              Insured

       9,100 Chicago Public Building Commission, Illinois, General         3/13 at 100.00       AAA   9,441,250
              Obligation Lease Bonds, Chicago Transit Authority, Series
              2003, 5.250%, 3/01/22 - AMBAC Insured

       4,000 Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge,         1/07 at 102.00       AAA   4,212,720
              Series 1996, 5.500%, 1/01/23 - MBIA Insured

       3,205 Chicago, Illinois, Wastewater Transmission Revenue Bonds,     1/06 at 102.00       AAA   3,340,507
              Series 1995, 5.000%, 1/01/15 - FGIC Insured

      22,335 Chicago, Illinois, Water Revenue Bonds, Series 1995,         11/06 at 102.00       AAA  23,340,075
              5.000%, 11/01/15 - FGIC Insured

       6,760 Cook County, Illinois, General Obligation Refunding Bonds,   11/12 at 100.00       AAA   7,138,222
              Series 2002D, 5.250%, 11/15/19 - AMBAC Insured

       4,505 DuPage County Forest Preserve District, Illinois, General       No Opt. Call       AAA   4,948,607
              Obligation Bonds, Series 2003, 5.250%, 10/01/12

       1,000 Illinois Development Finance Authority, Adjustable Rate         No Opt. Call       BBB   1,033,760
              Solid Waste Disposal Revenue Bonds, Waste Management, Inc.
              Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum
              Tax)

         225 Illinois Development Finance Authority, Economic              8/08 at 100.00      Baa2     238,595
              Development Revenue Bonds, Latin School of Chicago
              Project, Series 1998, 5.250%, 8/01/09

      57,600 Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102.00       AA+  58,950,144
              Northwestern Memorial Hospital, Series 1994A, 6.000%,
              8/15/24

             Illinois Health Facilities Authority, Revenue Bonds,
             Rush-Presbyterian St. Luke's Medical Center Obligated
             Group, Series 1993:
       3,000  5.250%, 11/15/20 - MBIA Insured                              5/04 at 102.00       AAA   3,065,310
      34,120  5.500%, 11/15/25 - MBIA Insured                              5/04 at 102.00       AAA  34,779,198

         530 Illinois Health Facilities Authority, Revenue Bonds, Mercy      No Opt. Call      Caa1     318,355
              Hospital and Center Project, Series 1996, 6.000%, 1/01/06

             Illinois Health Facilities Authority, Revenue Bonds,
             Centegra Health System, Series 1998:
         500  5.500%, 9/01/09                                              9/08 at 101.00        A-     538,490
         500  5.500%, 9/01/10                                              9/08 at 101.00        A-     533,395

       1,000 Illinois Health Facilities Authority, Revenue Bonds,         11/08 at 101.00       AAA   1,075,810
              Methodist Medical Center of Illinois, Series 1998, 5.500%,
              11/15/12 - MBIA Insured

             Illinois Health Facilities Authority, Revenue Bonds,
             Victory Health Services, Series 1997A:
         500  5.750%, 8/15/08                                              8/07 at 101.00      Baa2     516,075
       3,245  5.375%, 8/15/16                                              8/07 at 101.00      Baa2   3,076,325

       8,000 Illinois Health Facilities Authority, Revenue Bonds, OSF     11/09 at 101.00         A   8,375,360
              Healthcare System, Series 1999, 6.250%, 11/15/29

       9,025 Illinois Health Facilities Authority, Revenue Bonds,          5/10 at 101.00        A3   9,936,254
              Condell Medical Center, Series 2000, 7.000%, 5/15/22

       3,000 Illinois Health Facilities Authority, Revenue Bonds,         10/11 at 100.00         A   3,080,100
              Passavant Memorial Hospital Association, Series 2001,
              6.000%, 10/01/24

       6,000 Illinois Health Facilities Authority, Revenue Bonds, Lake     7/13 at 100.00        A-   6,330,360
              Forest Hospital, Series 2003, 6.000%, 7/01/33

----
48

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Illinois (continued)

             Illinois Health Facilities Authority, Revenue Refunding
             Bonds, University of Chicago Hospitals, Series 2003:
    $  3,120  5.000%, 8/15/13 - MBIA Insured                                 No Opt. Call       AAA $ 3,328,759
       7,410  5.000%, 8/15/14 - MBIA Insured                               8/13 at 100.00       AAA   7,841,262

       3,615 Illinois Housing Development Authority, Homeowner Mortgage    2/12 at 100.00        AA   3,704,724
              Revenue Bonds, Series 2002A-2, 5.625%, 8/01/33
              (Alternative Minimum Tax)

       1,400 Illinois, General Obligation Bonds, Series 2003A, 5.250%,    10/13 at 100.00        AA   1,520,722
              10/01/14

       2,775 Illinois, Sales Tax Revenue Bonds, Series 1993S, 5.250%,      6/04 at 101.00       AAA   2,836,966
              6/15/18

      40,000 Metropolitan Pier and Exposition Authority, Illinois,         6/12 at 101.00       AAA  42,417,600
              McCormick Place Expansion Project Bonds, Series 2002A,
              5.750%, 6/15/41 - MBIA Insured

       5,005 University of Illinois, Certificates of Participation,        3/13 at 100.00       AAA   5,236,882
              South Farms Project, Series 2003, 5.250%, 9/01/20 - FGIC
              Insured
---------------------------------------------------------------------------------------------------------------
             Indiana - 2.6%

       6,835 Duneland School Building Corporation, Indiana, First          8/07 at 101.00       AAA   7,568,122
              Mortgage Bonds, Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07) - MBIA Insured

         830 Indiana Bond Bank, Special Program Bonds, Hendricks County    2/07 at 102.00     A+***     922,653
              Redevelopment Authority, Pittboro Project, Series 1997B,
              5.750%, 2/01/08 (Pre-refunded to 2/01/07)

       3,000 Indiana Health Facility Financing Authority, Hospital         9/11 at 100.00        A+   3,019,770
              Revenue Bonds, Methodist Hospital, Inc., Series 2001,
              5.375%, 9/15/22

      11,590 Indiana Health Facility Financing Authority, Hospital         9/04 at 100.00       AAA  11,684,227
              Revenue Refunding Bonds, Methodist Hospital of Indiana,
              Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured

      38,600 Indiana Health Facility Financing Authority, Hospital         5/06 at 100.00       Aaa  39,502,854
              Revenue Bonds, Daughters of Charity, Series 1993, 5.750%,
              11/15/22

       1,000 Indiana Municipal Power Agency, Power Supply System Revenue     No Opt. Call       AAA   1,106,820
              Refunding Bonds, Series 1993B, 5.500%, 1/01/16 - MBIA
              Insured

       5,000 Indianapolis Airport Authority, Indiana, Special Facilities   7/04 at 102.00       BBB   5,146,500
              Revenue Bonds, Federal Express Corporation Project, Series
              1994, 7.100%, 1/15/17 (Alternative Minimum Tax)

       2,180 Southwind Housing, Inc., Evansville, Indiana, First           5/04 at 100.00    AA-***   2,602,004
              Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21
---------------------------------------------------------------------------------------------------------------
             Iowa - 0.1%

       1,640 Iowa Housing Finance Authority, Single Family Mortgage        8/04 at 100.00       Aaa   1,649,676
              Bonds, Series 1977A, 5.875%, 8/01/08
---------------------------------------------------------------------------------------------------------------
             Kansas - 0.7%

       1,240 Cowley County Unified School District 465, Winfield,         10/13 at 100.00       AAA   1,352,989
              Kansas, General Obligation Bonds, Series 2003, 5.250%,
              10/01/14 - MBIA Insured

       7,000 Wichita, Kansas, Hospital Facilities Revenue Refunding and   11/11 at 101.00        A+   7,087,780
              Improvement Bonds, Via Christi Health System, Inc., Series
              2001-III, 5.500%, 11/15/26

             Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
             Series 2003:
       3,350  5.000%, 10/01/19 - FGIC Insured                             10/13 at 100.00       AAA   3,481,253
       7,700  5.000%, 10/01/20 - FGIC Insured                             10/13 at 100.00       AAA   7,959,798
---------------------------------------------------------------------------------------------------------------
             Kentucky - 0.8%

         500 Ashland, Kentucky, Pollution Control Revenue Refunding          No Opt. Call      Baa2     535,370
              Bonds, Ashland Oil, Inc. Project, Series 1999, 5.700%,
              11/01/09

       4,820 Kentucky State Property and Buildings Commission, Revenue    10/13 at 100.00       AAA   5,299,542
              Refunding Bonds, Project No. 79, Series 2003, 5.125%,
              10/01/17 (Pre-refunded to 10/01/13) - MBIA Insured

      16,980 Kentucky Turnpike Authority, Road Resource Recovery Revenue   7/04 at 100.00       Aa3  17,043,166
              Refunding Bonds, Series 1987A, 5.000%, 7/01/08
---------------------------------------------------------------------------------------------------------------
             Louisiana - 0.4%

      12,950 Tobacco Settlement Financing Corporation, Louisiana,          5/11 at 101.00       BBB  10,759,119
              Tobacco Settlement Asset-Backed Bonds, Series 2001B,
              5.875%, 5/15/39

----
49

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Maryland - 0.1%

    $  1,610 Maryland Community Development Administration, Housing        1/07 at 102.00       Aa2 $ 1,670,939
              Revenue Bonds, Series 1996A, 5.875%, 7/01/16

         500 Maryland Health and Higher Educational Facilities             1/07 at 102.00        A-     544,165
              Authority, Revenue Refunding Bonds, Pickersgill, Inc.,
              Series 1997A, 5.750%, 1/01/08
---------------------------------------------------------------------------------------------------------------
             Massachusetts - 8.2%

       8,140 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00       AAA   9,022,132
              Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15
              (Pre-refunded to 7/01/12) - FSA Insured

       4,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00       AAA   4,458,920
              Series 2002B, 5.500%, 3/01/19 (Pre-refunded to 3/01/12) -
              FSA Insured

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2002C:
      14,675  5.500%, 11/01/11 - FSA Insured                                 No Opt. Call       AAA  16,447,887
       7,200  5.500%, 11/01/15 - FGIC Insured                                No Opt. Call       AAA   8,008,704
       4,000  5.500%, 11/01/19 (Pre-refunded to 11/01/12)                 11/12 at 100.00    Aa2***   4,481,800

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2003A:
       9,060  5.000%, 1/01/19 (Pre-refunded to 1/01/13)                    1/13 at 100.00       Aa2   9,748,651
       5,250  5.125%, 1/01/20 (Pre-refunded to 1/01/13)                    1/13 at 100.00    Aa2***   5,696,828
      12,500  5.000%, 1/01/21 (Pre-refunded to 1/01/13)                    1/13 at 100.00       Aa2  13,450,125

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2003C:
      10,000  5.250%, 8/01/20 (Pre-refunded to 8/01/13)                    8/13 at 100.00       Aa2  10,994,700
       7,040  5.000%, 8/01/21 (Pre-refunded to 8/01/13)                    8/13 at 100.00       Aa2   7,605,030

      27,890 Massachusetts, General Obligation Bonds, Series 2003D,          No Opt. Call       Aa2  30,838,810
              5.500%, 10/01/17

             Massachusetts, General Obligation Bonds, Series 2004A:
      10,000  5.250%, 8/01/16                                                No Opt. Call       Aa2  10,822,400
       7,000  5.250%, 8/01/18                                                No Opt. Call       Aa2   7,524,090

       2,850 Massachusetts Development Finance Agency, Resource Recovery     No Opt. Call       AAA   3,146,172
              Revenue Bonds, SEMass System, Series 2001A, 5.500%,
              1/01/11 - MBIA Insured

         800 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00         A     846,216
              Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series
              1998B, 5.250%, 7/01/10 - ACA Insured

         265 Massachusetts Health and Educational Facilities Authority,    7/09 at 101.00       Ba1     259,920
              Revenue Bonds, Lasell College Issue, Series 1999A, 5.100%,
              7/01/11

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
       1,500  5.450%, 12/01/12 (Alternative Minimum Tax)                  12/08 at 102.00       BBB   1,464,795
       1,825  5.500%, 12/01/13 (Alternative Minimum Tax)                  12/08 at 102.00       BBB   1,778,535

             Massachusetts, Special Obligation Refunding Notes, Federal
             Highway Grant Anticipation Note Program, Series 2003A:
      10,000  5.000%, 12/15/11 - FSA Insured                                 No Opt. Call       Aaa  10,821,900
      13,000  5.000%, 12/15/12 - FSA Insured                                 No Opt. Call       Aaa  13,959,400
      12,000  5.000%, 12/15/13 - FSA Insured                                 No Opt. Call       Aaa  12,819,720
       7,015  5.000%, 12/15/14 - FSA Insured                                 No Opt. Call       Aaa   7,469,993

             Massachusetts Water Resources Authority, General Revenue
             Bonds, Series 1993C:
      12,705  5.250%, 12/01/20 (Pre-refunded to 12/01/04)                 12/04 at 102.00       Aaa  13,258,557
      13,345  5.250%, 12/01/20                                            12/04 at 102.00        AA  13,795,661
---------------------------------------------------------------------------------------------------------------
             Michigan - 6.5%

      15,000 Detroit City School District, Wayne County, Michigan,         5/06 at 102.00       AAA  16,420,950
              Unlimited Tax School Building and Site Improvement Bonds,
              Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06) -
              AMBAC Insured

       1,000 Detroit, Michigan, Senior Lien Sewerage Disposal System         No Opt. Call       AAA   1,088,640
              Revenue Bonds, Series 2004A, 5.000%, 7/01/08 - FSA Insured

       3,370 Michigan Higher Education Facilities Authority, Limited       5/08 at 100.00        AA   3,427,223
              Obligation Revenue Refunding Bonds, Acquinas College,
              Series 1998C, 5.125%, 5/01/16 - RAAI Insured

----
50

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Michigan (continued)

    $  1,805 Michigan Public Power Agency, Revenue Refunding Bonds,          No Opt. Call       AAA $ 1,981,890
              Belle River Project, Series 2002A, 5.250%, 1/01/09 - MBIA
              Insured

      15,000 Michigan State Building Authority, Revenue Bonds,            10/07 at 100.00     AA***  16,186,800
              Facilities Program, Series 1997II-A, 4.750%, 10/15/13
              (Pre-refunded to 10/15/07)

             Michigan State Building Authority, Revenue Refunding Bonds,
             Facilities Program, Series 1998-I:
       5,000  5.250%, 10/15/12                                            10/09 at 100.00        AA   5,402,600
      14,080  4.750%, 10/15/17                                            10/09 at 100.00        AA  14,323,443
       6,735  4.750%, 10/15/21                                            10/09 at 100.00        AA   6,746,113

             Michigan State Building Authority, Revenue Refunding Bonds,
             Facilities Program, Series 2003-I:
       5,930  5.250%, 10/15/12 - FSA Insured                                 No Opt. Call       AAA   6,501,059
       3,500  5.250%, 10/15/15 - FSA Insured                              10/13 at 100.00       AAA   3,782,940

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Detroit Medical Center Obligated Group,
             Series 1993B:
      20,185  5.750%, 8/15/13                                              8/04 at 102.00       Ba3  16,813,096
      62,400  5.500%, 8/15/23                                              8/04 at 102.00       Ba3  45,394,128

       5,000 Michigan State Hospital Finance Authority, Revenue           12/12 at 100.00       AA-   5,078,750
              Refunding Bonds, Trinity Health Credit Group, Series
              2002C, 5.375%, 12/01/30

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/05 at 100.00       AAA   3,249,810
              Refunding Bonds, Genesys Health System Obligated Group,
              Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)

         705 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB     737,395
              Refunding Bonds, Gratiot Community Hospital, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       Aaa   1,113,460
              Refunding Bonds, Genesys Regional Medical Center Obligated
              Group, Series 1998A, 5.500%, 10/01/08

      12,080 Michigan Housing Development Authority, Rental Housing       10/04 at 102.00       AAA  12,333,922
              Revenue Bonds, Series 1994B, 5.700%, 4/01/12 - AMBAC
              Insured

       6,000 Michigan Strategic Fund, Collateralized Limited Obligation    9/11 at 100.00        A-   6,116,820
              Revenue Refunding Pollution Control Bonds, Detroit Edison
              Company, Series 2001C, 5.450%, 9/01/29

         215 Michigan Strategic Fund, Limited Obligation Revenue Bonds,      No Opt. Call       BBB     217,561
              Clark Retirement Community, Inc. Project, Series 1998,
              4.900%, 6/01/08

       6,500 Michigan Strategic Fund, Solid Waste Disposal Limited           No Opt. Call       BBB   6,489,600
              Obligation Revenue Bonds, Waste Management, Inc., Series
              2004, 2.200%, 12/01/13 (Alternative Minimum Tax)
              (Mandatory put 2/01/05)

       1,470 Saginaw Hospital Finance Authority, Michigan, Hospital          No Opt. Call         A   1,562,551
              Revenue Bonds, Covenant Medical Center, Series 2004G,
              5.000%, 7/01/12
---------------------------------------------------------------------------------------------------------------
             Minnesota - 1.0%

       6,005 Minnesota Housing Finance Agency, Rental Housing Bonds,       2/05 at 102.00       AAA   6,189,414
              Series 1995D, 5.800%, 8/01/11 - MBIA Insured

         950 St. Paul Housing and Redevelopment Authority, Minnesota,        No Opt. Call      BBB+   1,008,112
              Healthcare Revenue Bonds, Regions Hospital, Series 1998,
              5.000%, 5/15/09

       2,685 St. Paul Port Authority, Minnesota, Lease Revenue Bonds,        No Opt. Call       AA+   2,906,083
              Office Building at Cedar Street, Series 2003, 5.000%,
              12/01/13

       3,950 Southern Minnesota Municipal Power Agency, Power Supply         No Opt. Call       AAA   4,301,550
              System Revenue Refunding Bonds, Series 2002A, 5.000%,
              1/01/09 - AMBAC Insured

       6,500 Western Minnesota Municipal Power Agency, Power Supply          No Opt. Call       Aaa   6,986,980
              Revenue Bonds, Series 2003B, 5.000%, 1/01/14 - MBIA Insured

       5,000 White Earth Band of Chippewa Indians, Minnesota, Revenue        No Opt. Call         A   5,604,500
              Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
---------------------------------------------------------------------------------------------------------------
             Mississippi - 0.3%

       8,660 Mississippi Business Finance Corporation, Pollution Control  10/04 at 101.00      BBB-   8,703,213
              Revenue Refunding Bonds, System Energy Resources, Inc.
              Project, Series 1998, 5.875%, 4/01/22

----
51

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Mississippi (continued)

    $    500 Perry County, Mississippi, Pollution Control Revenue          3/12 at 100.00       Ba3 $   472,255
              Refunding Bonds, Leaf River Forest Project, Series 1999,
              5.200%, 10/01/12
---------------------------------------------------------------------------------------------------------------
             Missouri - 0.9%

      14,340 Kansas City, Missouri, General Improvement Airport Revenue    9/12 at 100.00       AAA  15,310,961
              Bonds, Series 2003B, 5.250%, 9/01/16 - FGIC Insured

             Kansas City Industrial Development Authority, Missouri,
             Retirement Center Revenue Refunding and Improvement Bonds,
             Kingswood Project, Series 1998A:
         635  5.375%, 11/15/09                                            11/08 at 102.00       N/R     608,717
       3,650  5.800%, 11/15/17                                            11/08 at 102.00       N/R   3,306,133

       1,350 Missouri Housing Development Commission, FHA-Insured          9/04 at 100.00       AA+   1,357,735
              Mortgage Loan Housing Development Bonds, Series 1979B,
              7.000%, 9/15/22

         300 Missouri Health and Educational Facilities Authority,         2/07 at 102.00       N/R     319,575
              Revenue Bonds, Lutheran Senior Services, Series 1997,
              5.550%, 2/01/09

         350 St. Louis County Industrial Development Authority,            6/04 at 101.00       N/R     351,082
              Missouri, Revenue Bonds, Kiel Center Multipurpose Arena,
              Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

       3,710 St. Louis, Missouri, Airport Revenue Bonds, Airport             No Opt. Call       AAA   4,105,041
              Development Program, Series 2001A, 5.500%, 7/01/09 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------
             Montana - 0.2%

       6,325 Montana Health Facilities Authority, Health Care Revenue      6/06 at 102.00      BBB-   6,351,122
              Bonds, Community Medical Center, Inc., Series 1996,
              6.375%, 6/01/18
---------------------------------------------------------------------------------------------------------------
             Nevada - 0.4%

       5,000 Clark County, Nevada, Passenger Facility Charge Revenue       7/05 at 100.00       AAA   5,031,850
              Bonds, Las Vegas-McCarran International Airport, Series
              1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA
              Insured

       1,935 Henderson Local Improvement District T-4C, Nevada, Limited    5/04 at 103.00       N/R   1,947,210
              Obligation Refunding Bonds, Green Valley Properties,
              Series 1999A, 5.900%, 11/01/18

       3,000 Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series        10/12 at 101.00         A   3,199,980
              2002A, 6.625%, 11/01/17 - ACA Insured
---------------------------------------------------------------------------------------------------------------
             New Hampshire - 0.4%

      10,000 New Hampshire Housing Finance Authority, Multifamily          6/11 at 100.00       Aaa  10,331,000
              Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             New Jersey - 2.5%

      14,000 Essex County Improvement Authority, New Jersey, Lease           No Opt. Call       Aaa  15,116,780
              Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured

       1,000 Gloucester County Improvement Authority, New Jersey, Solid      No Opt. Call       BBB   1,134,360
              Waste Resource Recovery Revenue Refunding Bonds, Waste
              Management, Inc. Project, Series 1999B, 7.000%, 12/01/29
              (Alternative Minimum Tax) (Mandatory put 12/01/09)

       2,520 Hudson County, New Jersey, Refunding Certificates of            No Opt. Call       AAA   2,876,933
              Participation, Series 2002, 6.000%, 6/01/10 - MBIA Insured

       8,000 Middlesex County Pollution Control Authority, New Jersey,     9/12 at 100.00      BBB-   8,113,440
              Revenue Refunding Bonds, Amerada Hess Corporation Project,
              Series 2002, 5.750%, 9/15/32

          90 New Jersey Economic Development Authority, Insured Revenue      No Opt. Call       AAA      93,813
              Bonds, Educational Testing Service, Inc., Series 1995B,
              5.500%, 5/15/05 - MBIA Insured

      12,380 New Jersey Transit Corporation, Certificates of                 No Opt. Call       AAA  13,690,547
              Participation, Federal Transit Administration Grants,
              Series 2000B, 5.500%, 9/15/08 - AMBAC Insured

      10,000 New Jersey Transit Corporation, Certificates of                 No Opt. Call       AAA  11,088,200
              Participation, Federal Transit Administration Grants,
              Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

      10,000 New Jersey Transportation Trust Fund Authority,                 No Opt. Call       AAA  11,207,100
              Transportation System Bonds, Series 2001C,
              5.500%, 12/15/11 - FSA Insured

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       2,105  5.750%, 6/01/32                                              6/12 at 100.00       BBB   1,881,196
       4,500  6.000%, 6/01/37                                              6/12 at 100.00       BBB   3,829,320

----
52

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             New Mexico - 0.5%

    $  5,000 Farmington, New Mexico, Pollution Control Revenue Refunding  10/04 at 100.00       BBB $ 5,125,000
              Bonds, Southern California Edison Company - Four Corners
              Project, Series 1991A, 7.200%, 4/01/21

       7,600 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00       Aa3   7,809,760
              Revenue Bonds, Presbyterian Healthcare Services, Series
              2001A, 5.500%, 8/01/21
---------------------------------------------------------------------------------------------------------------
             New York - 10.8%

      16,845 Long Island Power Authority, New York, Electric System        6/08 at 101.00       AAA  17,440,134
              General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 -
              FSA Insured

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2003B:
      12,500  5.250%, 12/01/13                                               No Opt. Call        A-  13,341,375
       1,540  5.250%, 6/01/14                                                No Opt. Call        A-   1,638,545

       4,115 New York Counties Tobacco Trust III, Tobacco Settlement       6/13 at 100.00       BBB   4,002,249
              Pass-Through Bonds, Series 2003, 5.000%, 6/01/27

       2,350 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A   2,381,843
              Series 1996B, 6.000%, 8/15/04

       7,500 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A   7,749,375
              Series 1996G, 5.900%, 2/01/05

         300 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 101.50         A     324,096
              Series 1997B, 5.700%, 8/15/07

             New York City, New York, General Obligation Bonds, Fiscal
             Series 1995F:
         700  6.375%, 2/15/06 (Pre-refunded to 2/15/05)                    2/05 at 101.00       Aaa     734,888
      14,000  6.625%, 2/15/25 (Pre-refunded to 2/15/05)                    2/05 at 101.00       Aaa  14,725,200

      10,770 New York City, New York, General Obligation Bonds, Fiscal     8/08 at 101.00         A  11,288,468
              Series 1998J, 5.375%, 8/01/13

       6,435 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A   6,884,356
              Series 2001D, 5.000%, 8/01/07

             New York City, New York, General Obligation Bonds, Fiscal
             Series 1997E:
         955  6.000%, 8/01/16 (Pre-refunded to 8/01/06)                    8/06 at 101.50      A***   1,054,597
      14,665  6.000%, 8/01/16                                              8/06 at 101.50         A  15,793,618

       3,500 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A   3,745,455
              Series 2004G, 5.000%, 8/01/10

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004A:
      10,185  5.000%, 8/01/11                                                No Opt. Call         A  10,777,360
       7,080  5.000%, 8/01/12                                                No Opt. Call         A   7,449,930

      11,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00       AA+  11,166,650
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/23

             New York City Transitional Finance Authority, New York,
             Future Tax Secured Bonds, Fiscal 2003 Series A:
       3,570  5.000%, 8/01/12                                                No Opt. Call       AA+   3,842,284
       3,365  5.000%, 8/01/13                                                No Opt. Call       AA+   3,616,433

             Dormitory Authority of the State of New York, New York
             City, Court Facilities Lease Revenue Bonds, Series 2003A:
      12,315  5.750%, 5/15/14                                              5/13 at 100.00         A  13,606,843
      15,500  5.500%, 5/15/18                                              5/13 at 100.00         A  16,492,620

       8,400 Dormitory Authority of the State of New York, Revenue        11/05 at 102.00       AAA   9,049,656
              Bonds, Beth Israel Medical Center, Series 1996, 6.000%,
              11/01/15 - MBIA Insured

       3,000 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AAA   3,215,790
              Bonds, Mount Sinai School of Medicine, Series 2003,
              5.000%, 7/01/12 - MBIA Insured

             Dormitory Authority of the State of New York, Improvement
             Revenue Bonds, Mental Health Services Facilities, Series
             1997B:
          75  5.500%, 8/15/17 (Pre-refunded to 2/15/07)                    2/07 at 102.00    AA-***      82,999
       5,925  5.500%, 8/15/17                                              2/07 at 102.00       AA-   6,193,403

         750 New York State Housing Finance Agency, Revenue Refunding        No Opt. Call        A+     803,940
              Bonds, New York City Health Facilities, Series 1996A,
              6.000%, 5/01/06

      15,870 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/11 at 100.00       Aa1  16,139,314
              Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum
              Tax)

----
53

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             New York (continued)

             Power Authority of the State of New York, General Revenue
             Bonds, Series 2000A:
    $  4,395  5.500%, 11/15/16                                            12/05 at 100.00       Aa2 $ 4,616,069
       3,775  5.500%, 11/15/17                                            12/05 at 100.00       Aa2   3,961,787

       8,200 Dormitory Authority of the State of New York, Revenue        10/12 at 100.00       AAA   8,936,360
              Bonds, School Districts Financing Program, Series 2002E,
              5.500%, 10/01/17 - MBIA Insured

       7,500 Dormitory Authority of the State of New York, Revenue         2/05 at 100.00      BBB-   7,548,825
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2002C, 6.000%, 7/01/26

         600 Port Authority of New York and New Jersey, Special Project      No Opt. Call       N/R     621,762
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

       1,000 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA   1,118,490
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA
              Insured

             New York Tobacco Settlement Financing Corporation, Tobacco
             Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       2,000  5.250%, 6/01/16                                              6/10 at 100.00       AA-   2,096,900
      40,000  5.500%, 6/01/17                                              6/11 at 100.00       AA-  42,564,400

      15,000 New York Tobacco Settlement Financing Corporation, Tobacco    6/11 at 100.00       AA-  15,961,650
              Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17
---------------------------------------------------------------------------------------------------------------
             North Carolina - 3.2%

       2,000 North Carolina Medical Care Commission, Healthcare           11/13 at 100.00       AA-   2,058,700
              Facilities Revenue Bonds, Novant Health Obligated Group,
              Series 2003A, 5.000%, 11/01/17

             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Refunding Bonds, Series 2003D:
      10,000  5.375%, 1/01/11                                                No Opt. Call       BBB  10,643,800
      20,000  5.375%, 1/01/13                                                No Opt. Call       BBB  21,089,200
      11,000  5.125%, 1/01/23                                              1/13 at 100.00       BBB  10,779,120

      11,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB  12,405,250
              Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08

       7,855 North Carolina Eastern Municipal Power Agency, Power System   7/04 at 101.00         A   7,898,203
              Revenue Bonds, Series 1993D, 5.600%, 1/01/16 - ACA Insured

       2,500 North Carolina Eastern Municipal Power Agency, Power System   1/09 at 102.00       BBB   2,629,550
              Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15

             North Carolina Municipal Power Agency 1, Catawba Electric
             Revenue Bonds, Series 2003A:
       7,000  5.500%, 1/01/13                                                No Opt. Call      BBB+   7,557,410
      10,000  5.250%, 1/01/18 - MBIA Insured                               1/13 at 100.00       AAA  10,610,200

         820 Wilmington Housing Authority, North Carolina, First           6/04 at 100.00    N/R***     824,838
              Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10
---------------------------------------------------------------------------------------------------------------
             Ohio - 0.5%

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate
             Revenue Refunding Bonds, Rock and Roll Hall of Fame and
             Museum Project, Series 1997:
         360  5.750%, 12/01/07                                               No Opt. Call       N/R     398,776
         425  5.850%, 12/01/08                                               No Opt. Call       N/R     477,318

       1,000 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,       No Opt. Call       BB+     976,540
              Emery Air Freight Corporation and Emery Worldwide
              Airlines, Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09

       5,635 Hamilton County, Ohio, Sewer System Revenue Refunding and    12/13 at 100.00       AAA   6,008,150
              Improvement Bonds, Metropolitan Sewer District, Series
              2003A, 5.000%, 12/01/15 - MBIA Insured

         475 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call      BBB+     504,137
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.000%, 5/15/06

       2,500 Ohio University at Athens, General Receipts Bonds, Series    12/13 at 100.00       AAA   2,665,550
              2003, 5.000%, 12/01/15 - FSA Insured

       3,400 University of Cincinnati, Ohio, General Receipts Bonds,       6/13 at 100.00       AAA   3,568,198
              Series 2003, 5.000%, 6/01/17 - FGIC Insured

----
54

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Oklahoma - 0.3%

    $  8,375 Oklahoma, General Obligation Bonds, Series 2003A, 5.000%,    7/13 at 101.00       AAA $ 8,942,239
              7/15/17 - FGIC Insured
--------------------------------------------------------------------------------------------------------------
             Oregon - 0.4%

       8,720 Oregon Department of Administrative Services, Certificates   5/07 at 101.00       AAA   9,695,245
              of Participation, Series 1997A, 5.800%, 5/01/24
              (Pre-refunded to 5/01/07) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.7%

       1,250 Allegheny County, Pennsylvania, Airport Revenue Refunding      No Opt. Call       AAA   1,351,575
              Bonds, Pittsburgh International Airport, Series 1997A,
              5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

       6,975 Carbon County Industrial Development Authority,                No Opt. Call      BBB-   7,519,817
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Panther Creek Partners Project, Series 2000, 6.650%,
              5/01/10 (Alternative Minimum Tax)

      10,000 Lehigh County Industrial Development Authority,              9/04 at 102.00       AAA  10,343,600
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Pennsylvania Power and Light Company Project, Series
              1994B, 6.400%, 9/01/29 - MBIA Insured

             Pennsylvania Housing Finance Agency, FHA-Insured
             Multifamily Housing Revenue Refunding Mortgage Loan Bonds,
             Series 1992:
       4,025  8.100%, 7/01/13                                             7/04 at 100.00       AAA   4,044,964
      16,830  8.200%, 7/01/24                                             7/04 at 100.00       AAA  16,899,171

             Pennsylvania Higher Educational Facilities Authority,
             Revenue Bonds, Geneva College, Series 1998:
         470  4.900%, 4/01/07                                               No Opt. Call      BBB-     489,994
         495  4.950%, 4/01/08                                               No Opt. Call      BBB-     516,191

       5,000 Philadelphia School District, Pennsylvania, General          8/12 at 100.00       AAA   5,439,500
              Obligation Bonds, Series 2002B, 5.625%, 8/01/17 - FGIC
              Insured

       1,100 Philadelphia, Pennsylvania, Water and Wastewater Revenue       No Opt. Call       AAA   1,274,042
              Bonds, Series 1995, 6.250%, 8/01/10 - MBIA Insured

       7,830 Philadelphia Municipal Authority, Pennsylvania, Lease          No Opt. Call       AAA   8,596,635
              Revenue Bonds, Series 2003A, 5.250%, 5/15/09 - FSA Insured

      11,680 Philadelphia Municipal Authority, Pennsylvania, Lease          No Opt. Call       AAA  12,862,016
              Revenue Bonds, Series 2003B, 5.250%, 11/15/09 - FSA Insured

       3,500 Pittsburgh, Pennsylvania, General Obligation Bonds, Series   3/12 at 100.00       AAA   3,712,730
              2002A, 5.000%, 9/01/12 - AMBAC Insured

       8,170 Southcentral Pennsylvania General Authority, County            No Opt. Call       AAA   8,725,560
              Guaranteed Revenue Bonds, Series 2001, 4.500%, 6/01/31
              (Mandatory put 12/01/08) - AMBAC Insured

      15,280 State Public School Building Authority, Pennsylvania, Lease  6/13 at 100.00       AAA  15,786,532
              Revenue Bonds, Philadelphia School District Project,
              Series 2003, 5.250%, 6/01/25 - FSA Insured

       1,500 Westmoreland County Municipal Authority, Pennsylvania,         No Opt. Call       AAA   1,378,215
              Municipal Service Revenue Bonds, Series 1995A, 0.000%,
              8/15/07 - FGIC Insured
--------------------------------------------------------------------------------------------------------------
             Puerto Rico - 4.0%

      11,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement   7/10 at 100.00       AAA  12,741,410
              Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
              (Pre-refunded to 7/01/10)

      10,000 Puerto Rico, General Obligation Bonds, Series 2004A,           No Opt. Call        A-  10,545,100
              5.000%, 7/01/30 (WI, settling 5/18/04) (Mandatory put
              7/01/12)

      10,000 Puerto Rico, General Obligation Refunding Bonds, Series        No Opt. Call       AAA  11,258,500
              2002, 5.500%, 7/01/12 - FGIC Insured

       5,280 Puerto Rico Highway and Transportation Authority, Highway      No Opt. Call       AAA   6,307,118
              Revenue Bonds, Series 1996Z, 6.250%, 7/01/15 - MBIA Insured

       4,000 Puerto Rico Highway and Transportation Authority,              No Opt. Call       AAA   4,513,120
              Transportation Revenue Bonds, Series 1998A, 5.500%,
              7/01/14 - AMBAC Insured

       3,250 Puerto Rico Highway and Transportation Authority,              No Opt. Call       AAA   3,663,498
              Subordinate Lien Transportation Revenue Bonds, Series
              2003, 5.500%, 7/01/13 - FGIC Insured

      10,000 Puerto Rico Public Buildings Authority, Guaranteed             No Opt. Call       AAA  11,304,600
              Government Facilities Revenue Bonds, Series 2003H, 5.500%,
              7/01/16 - AMBAC Insured

----
55

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Puerto Rico (continued)

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             Series 2002II:
    $  4,200  5.375%, 7/01/19 - MBIA Insured                               7/12 at 101.00       AAA $ 4,587,744
       5,000  5.000%, 7/01/20 - MBIA Insured                               7/12 at 101.00       AAA   5,229,800

      10,215 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA  11,547,649
              Series 2002LL, 5.500%, 7/01/16 - MBIA Insured

             Puerto Rico Housing Finance Authority, Capital Fund Program
             Revenue Bonds, Series 2003:
      12,610  5.000%, 12/01/11                                               No Opt. Call     AA***  13,672,266
       1,935  5.000%, 12/01/12                                               No Opt. Call     AA***   2,080,783
      11,695  5.000%, 12/01/17                                            12/13 at 100.00     AA***  12,196,716
---------------------------------------------------------------------------------------------------------------
             Rhode Island - 0.1%

       2,895 Rhode Island Tobacco Settlement Financing Corporation,        6/12 at 100.00       BBB   2,697,445
              Tobacco Settlement Asset-Backed Bonds, Series 2002A,
              6.000%, 6/01/23
---------------------------------------------------------------------------------------------------------------
             South Carolina - 0.7%

             Charleston County Airport District, South Carolina, Airport
             System Revenue Bonds, Series 2004:
       1,410  4.000%, 7/01/08 - XLCA Insured                                 No Opt. Call       AAA   1,472,435
       1,535  5.000%, 7/01/10 - XLCA Insured                                 No Opt. Call       AAA   1,660,363
       1,620  5.000%, 7/01/11 - XLCA Insured                                 No Opt. Call       AAA   1,745,663
       1,840  5.000%, 7/01/14 - XLCA Insured                                 No Opt. Call       AAA   1,953,657

       4,000 Greenville County School District, South Carolina,           12/12 at 101.00       AA-   4,091,960
              Installment Purchase Revenue Bonds, Series 2002, 5.500%,
              12/01/28

       5,000 Lexington County Health Service District, South Carolina,    11/13 at 100.00         A   5,095,200
              Hospital Revenue Refunding and Improvement Bonds, Series
              2003, 5.500%, 11/01/32

       3,600 South Carolina Public Service Authority, Revenue Bonds,       1/10 at 101.00       AAA   3,984,984
              Santee Cooper Electric System, Series 1999A, 5.500%,
              1/01/11 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             South Dakota - 0.1%

       4,000 South Dakota Health and Educational Facilities Authority,    11/11 at 101.00        A+   4,011,800
              Revenue Bonds, Sioux Valley Hospitals and Health System,
              Series 2001E, 5.375%, 11/01/24
---------------------------------------------------------------------------------------------------------------
             Tennessee - 1.3%

         500 Memphis-Shelby County Airport Authority, Tennessee, Special     No Opt. Call       BBB     531,560
              Facilities Revenue Refunding Bonds, FedEx Inc., Series
              1997, 5.350%, 9/01/12

             Memphis, Tennessee, Subordinate Lien Electric System
             Revenue Bonds, Series 2003A:
       3,000  5.000%, 12/01/09 - MBIA Insured                                No Opt. Call       AAA   3,269,490
      30,000  5.000%, 12/01/15 - MBIA Insured                             12/13 at 100.00       AAA  31,791,600
---------------------------------------------------------------------------------------------------------------
             Texas - 5.9%

       5,000 Austin, Texas, Airport System Prior Lien Revenue Bonds,      11/13 at 100.00       AAA   5,330,150
              Series 2003, 5.250%, 11/15/16 - MBIA Insured

       8,800 Austin, Texas, Electric Utility System Revenue Refunding      5/13 at 100.00       AAA   9,242,288
              Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured

       2,000 Austin, Texas, Combined Utility System Revenue Refunding     11/06 at 100.00       AAA   2,132,380
              Bonds, Series 1996B, 5.700%, 11/15/21 - MBIA Insured

       6,585 Crowley Independent School District, Tarrant and Johnson      8/08 at 100.00       AAA   7,437,758
              Counties, Texas, General Obligation Bonds, Series 1997,
              6.500%, 8/01/23

       3,000 Goose Creek Consolidated Independent School District,           No Opt. Call       AAA   2,545,260
              Harris County, Texas, General Obligation Refunding Bonds,
              Series 1993, 0.000%, 2/15/09

      12,555 Harris County Health Facilities Development Corporation,      7/09 at 101.00       AAA  13,607,486
              Texas, Revenue Bonds, Christus Health, Series 1999A,
              5.625%, 7/01/12 - MBIA Insured

      25,900 Harris County, Texas, Toll Road Senior Lien Revenue           8/04 at 102.00       AAA  26,725,692
              Refunding Bonds, Series 1994, 5.300%, 8/15/13
              (Pre-refunded to 8/15/04) - AMBAC Insured

       7,000 Harris County Health Facilities Development Corporation,      8/04 at 100.00       AAA   7,034,930
              Texas, Hospital Revenue Bonds, St. Luke's Episcopal
              Hospital, Series 1991A, 6.750%, 2/15/21

----
56

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Texas (continued)

             Harris County Health Facilities Development Corporation,
             Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
             System, Series 2004A:
    $  3,290  5.000%, 12/01/09                                               No Opt. Call         A $ 3,548,364
       1,475  5.250%, 12/01/10                                               No Opt. Call         A   1,608,311
       1,000  5.250%, 12/01/11                                               No Opt. Call         A   1,083,720
       1,150  5.250%, 12/01/12                                               No Opt. Call         A   1,236,929
       1,000  5.250%, 12/01/13                                               No Opt. Call         A   1,070,620

             Houston, Texas, Water and Sewer System Junior Lien Revenue
             Forward Refunding Bonds, Series 2002B:
       6,000  5.750%, 12/01/15 - AMBAC Insured                            12/12 at 100.00       AAA   6,697,320
       5,385  5.750%, 12/01/16 - AMBAC Insured                            12/12 at 100.00       AAA   6,001,367

      10,000 Houston, Texas, Water and Sewer System Junior Lien Revenue   12/11 at 100.00       AAA  10,998,200
              Refunding Bonds, Series 2001A, 5.500%, 12/01/14 - FSA
              Insured

       4,515 Lower Colorado River Authority, Texas, Contract Revenue       5/13 at 100.00       AAA   4,817,731
              Refunding Bonds, Transmission Services Corporation, Series
              2003C, 5.250%, 5/15/17 - AMBAC Insured

             North Harris County Regional Water Authority, Texas, Senior
             Water Revenue Bonds, Series 2003:
       2,855  5.250%, 12/15/14 - FGIC Insured                             12/13 at 100.00       AAA   3,103,157
       3,465  5.250%, 12/15/17 - FGIC Insured                             12/13 at 100.00       AAA   3,709,352

       3,135 Northside Independent School District, Bexar County, Texas,   2/12 at 100.00       AAA   3,309,369
              General Obligation Refunding Bonds, Series 2002A, 5.250%,
              2/15/18

             Sam Rayburn Municipal Power Agency, Texas, Power Supply
             System Revenue Refunding Bonds, Series 2002A:
       8,615  6.000%, 10/01/16                                            10/12 at 100.00      Baa2   9,240,449
       9,450  6.000%, 10/01/21                                            10/12 at 100.00      Baa2   9,917,019

         535 Texas Department of Housing and Community Affairs,              No Opt. Call       AAA     569,887
              Multifamily Housing Revenue Bonds, NHP Foundation - Asmara
              Project, Series 1996A, 5.800%, 1/01/06

      16,500 Texas Water Development Board, Senior Lien State Revolving    7/04 at 102.00       AAA  16,939,065
              Fund Revenue Bonds, Series 1993, 5.250%, 7/15/15

       1,100 Tomball Hospital Authority, Texas, Hospital Revenue Bonds,      No Opt. Call      Baa2   1,161,314
              Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09
---------------------------------------------------------------------------------------------------------------
             Utah - 0.3%

       5,000 Intermountain Power Agency, Utah, Power Supply Revenue        7/07 at 102.00       AAA   5,504,350
              Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA
              Insured

       2,890 Intermountain Power Agency, Utah, Power Supply Revenue        7/04 at 101.00     A+***   2,957,395
              Refunding Bonds, Series 1993A, 5.500%, 7/01/13

         470 Layton City, Utah, Industrial Development Revenue Bonds,      6/04 at 100.00       N/R     277,300
              CDI Ltd. Project, K-Mart Guaranteed, Series 1980, 8.750%,
              6/01/05

         290 Salt Lake County, Utah, College Revenue Bonds, Westminster   10/07 at 101.00       BBB     306,449
              College, Series 1997, 5.200%, 10/01/09
---------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.0%

       1,000 Virgin Islands Water and Power Authority, Electric System     7/08 at 101.00       N/R   1,060,540
              Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09
---------------------------------------------------------------------------------------------------------------
             Virginia - 0.5%

         500 Pocahontas Parkway Association, Virginia, Route 895             No Opt. Call        BB     495,295
              Connector Toll Road Senior Lien Revenue Bonds, Series
              1998A, 5.250%, 8/15/07

         555 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3     597,852
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 5.375%, 10/15/11

      11,175 Virginia Housing Development Authority, Multifamily Housing   5/04 at 101.00       AA+  11,306,306
              Bonds, Series 1993C, 5.550%, 5/01/08
---------------------------------------------------------------------------------------------------------------
             Washington - 3.4%

       3,065 Chelan County Public Utility District 1, Washington, Rocky    7/04 at 100.00        AA   3,070,609
              Reach Hydroelectric System Revenue Bonds, Series 1968,
              5.125%, 7/01/23

----
57

Portfolio of Investments
NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Washington (continued)

    $  2,710 Douglas County Public Utility District 1, Washington,           No Opt. Call     AA*** $ 2,636,559
              Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%,
              9/01/18

       5,000 Energy Northwest, Washington, Electric Revenue Refunding      7/12 at 100.00       AAA   5,410,050
              Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
              MBIA Insured

       5,000 Pierce County School District 10, Tacoma, Washington,        12/13 at 100.00       AAA   5,226,400
              General Obligation Bonds, Series 2003, 5.000%, 12/01/17 -
              FGIC Insured

       6,045 Seattle, Washington, Municipal Light and Power Revenue       11/13 at 100.00       AAA   6,496,441
              Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured

       2,180 Snohomish County, Washington, General Obligation Bonds,         No Opt. Call        AA   2,349,190
              Series 2003, 5.000%, 12/01/12

       6,085 Snohomish County School District 15, Washington, General        No Opt. Call       AAA   6,534,316
              Obligation Refunding Bonds, Edmonds School, Series 2003A,
              5.000%, 12/01/12 - FSA Insured

       3,345 Tacoma, Washington, Water Revenue Bonds, Series 2003,           No Opt. Call       AAA   3,612,199
              5.000%, 12/01/12 - FSA Insured

       6,960 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00       BBB   6,661,346
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26

       4,725 Washington, General Obligation Refunding Bonds, Series        1/12 at 100.00       AAA   4,881,161
              R-2003A, 5.000%, 1/01/18 - MBIA Insured

       2,205 Washington, General Obligation Bonds, Series 2003A, 5.000%,   7/13 at 100.00       AAA   2,333,662
              7/01/15 - FGIC Insured

             Washington State Public Power Supply System, Nuclear
             Project 1 Revenue Refunding Bonds, Series 1993A:
       1,650  7.000%, 7/01/07                                                No Opt. Call       Aaa   1,875,093
      12,610  7.000%, 7/01/07                                                No Opt. Call       Aaa  14,417,265

       5,000 Washington State Public Power Supply System, Nuclear            No Opt. Call       Aaa   6,245,950
              Project 1 Revenue Refunding Bonds, Series 1989B, 7.125%,
              7/01/16

       7,805 Washington State Public Power Supply System, Nuclear            No Opt. Call       Aaa   9,209,354
              Project 1 Revenue Refunding Bonds, Series 1993B, 7.000%,
              7/01/09

      10,500 Washington State Public Power Supply System, Nuclear          7/06 at 102.00       AAA  11,471,250
              Project 1 Revenue Refunding Bonds, Series 1996A, 5.750%,
              7/01/11 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
             Wisconsin - 4.2%

       3,470 Wisconsin Housing and Economic Development Authority,           No Opt. Call     AA***   3,862,804
              Insured Mortgage Revenue Refunding Bonds, Series 1977A,
              5.800%, 6/01/17

      10,000 Wisconsin Housing and Economic Development Authority, Home    9/08 at 101.50        AA  10,159,400
              Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27
              (Alternative Minimum Tax)

       3,545 Wisconsin Housing and Economic Development Authority, Home    9/11 at 100.00        AA   3,649,755
              Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18
              (Alternative Minimum Tax)

      30,325 Wisconsin Housing and Economic Development Authority,         6/04 at 102.00        AA  30,962,735
              Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13

       4,060 Wisconsin Health and Educational Facilities Authority,       10/04 at 102.00       AAA   4,207,662
              Revenue Bonds, Froedtert Memorial Lutheran Hospital Inc.,
              Series 1994, 5.875%, 10/01/13 - MBIA Insured

      31,000 Wisconsin Health and Educational Facilities Authority,        5/06 at 102.00       AAA  32,504,740
              Revenue Bonds, Aurora Medical Group Inc., Series 1996,
              5.750%, 11/15/25 - FSA Insured

      15,000 Wisconsin Health and Educational Facilities Authority,        8/07 at 102.00       AAA  15,135,900
              Revenue Bonds, Aurora Health Care Inc., Series 1997,
              5.250%, 8/15/27 - MBIA Insured

         750 Wisconsin Health and Educational Facilities Authority,       10/07 at 101.00       BBB     780,083
              Revenue Bonds, Carroll College Project, Series 1998,
              5.000%, 10/01/09

       6,920 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       AAA   7,804,999
              Revenue Bonds, Meriter Hospital Inc., Series 1992A,
              6.000%, 12/01/22 - FGIC Insured

       4,552 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       AAA   5,047,383
              Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003,
              5.625%, 2/15/13 - AMBAC Insured

----
58

   Principal                                                                  Optional Call                   Market
Amount (000) Description                                                        Provisions* Ratings**          Value
--------------------------------------------------------------------------------------------------------------------
             Wyoming - 0.2%

  $    5,600 Wyoming Building Corporation, Revenue Bonds, Series 1998,      10/08 at 101.00       AAA $    5,797,624
              5.000%, 10/01/18 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------

  $2,555,552 Total Long-Term Investments (cost $2,611,288,557) - 98.5%                                 2,666,608,894
--------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.1%

       2,110 New York City, New York, General Obligation Bonds, Variable                          A-1      2,110,000
              Rate Demand Obligations, Series 2002A-7, 1.050%, 11/01/24 -
              AMBAC Insured +
--------------------------------------------------------------------------------------------------------------------
  $    2,110 Total Short-Term Investments (cost $2,110,000) - 0.1%                                         2,110,000
--------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $2,613,398,557) - 98.6%                                           2,668,718,894
             ------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                         39,188,412
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $2,707,907,306
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
           ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
59

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND
April 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Alabama - 2.1%
    $  3,815 Alabama 21st Century Authority, Tobacco Settlement Revenue   12/11 at 101.00        A- $ 3,902,554
              Bonds, Series 2001, 5.500%, 12/01/12
       4,100 Colbert County-Northwest Health Care Authority, Alabama,        No Opt. Call      Baa3   4,252,069
              Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%,
              6/01/09
       5,280 Cullman Medical Park South, Alabama, Revenue Refunding        8/04 at 101.00      Baa2   5,320,181
              Bonds, Cullman Regional Medical Center, Series 1993A,
              6.500%, 2/15/13
       5,000 Jefferson County, Alabama, Sewer Revenue Capital              2/09 at 101.00       AAA   5,659,400
              Improvement Warrants, Series 1999A, 5.750%, 2/01/38
              (Pre-refunded to 2/01/09) - FGIC Insured
---------------------------------------------------------------------------------------------------------------
             Alaska - 0.1%
       1,250 Alaska Student Loan Corporation, Student Loan Revenue           No Opt. Call       AAA   1,325,813
              Bonds, Series 1997A, 5.200%, 7/01/06 (Alternative Minimum
              Tax) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Arizona - 1.1%
       2,380 Arizona Educational Loan Marketing Corporation, Senior Lien     No Opt. Call       AAA   2,403,990
              Educational Loan Revenue Bonds, Series 2003A-3, 3.700%,
              3/01/09 (Alternative Minimum Tax)
       5,000 Arizona State University, Certificates of Participation,        No Opt. Call       AAA   5,464,100
              Series 2004, 5.000%, 7/01/09 - MBIA Insured
       2,000 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call       BBB   2,047,840
              Solid Waste Disposal Revenue Bonds, Waste Management, Inc.
              Project, Series 2003B, 4.450%, 3/01/28 (Alternative
              Minimum Tax) (Mandatory put 3/01/08)
---------------------------------------------------------------------------------------------------------------
             Arkansas - 0.9%
         715 Arkansas Development Finance Authority, FHA-Insured or VA     8/04 at 100.00        AA     721,928
              Guaranteed Single Family Mortgage Refunding Loans, Series
              1991A, 8.000%, 8/15/11
       2,000 Little Rock, Arkansas, General Obligation Bonds, Series         No Opt. Call       AAA   2,080,120
             2004, 4.000%, 4/01/09 - FSA Insured
             Sebastian County Health Facilities Board, Arkansas,
             Hospital Revenue Improvement Bonds, Sparks Regional Medical
             Center, Series 2001A:
       1,620  5.500%, 11/01/11                                               No Opt. Call      Baa1   1,738,487
       3,415  5.500%, 11/01/12                                            11/11 at 101.00      Baa1   3,654,562
---------------------------------------------------------------------------------------------------------------
             California - 9.3%
      11,750 California Higher Education Loan Authority, Subordinate         No Opt. Call        A2  12,198,497
              Student Loan Revenue Refunding Bonds, Series 1994D,
              6.500%, 6/01/05 (Alternative Minimum Tax)
             California, Various Purpose General Obligation Bonds,
             Series 1992:
      10,000  6.400%, 9/01/07                                                No Opt. Call      Baa1  11,124,700
      10,000  6.250%, 9/01/12 - MBIA Insured                                 No Opt. Call       AAA  11,494,600
       5,000 California, General Obligation Bonds, Series 2004, 5.000%,      No Opt. Call      Baa1   5,328,900
              4/01/10
             California Department of Water Resources, Power Supply
             Revenue Bonds, Series 2002A:
       1,000  5.500%, 5/01/06                                                No Opt. Call        A3   1,061,780
       5,000  5.500%, 5/01/07                                                No Opt. Call        A3   5,389,950
       3,000  5.500%, 5/01/08                                                No Opt. Call        A3   3,265,320
       3,000 California Statewide Community Development Authority,         7/08 at 101.00       BBB   3,161,010
              Revenue Refunding Bonds, Irvine Apartment Communities
              Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put
              5/15/08)
       5,000 California Statewide Community Development Authority,           No Opt. Call      BBB+   5,263,800
              Multifamily Housing Refunding Bonds, Archstone Communities
              Trust, Archstone Oakridge Apartments, Series 1999E,
              5.300%, 6/01/29 (Mandatory put 6/01/08)
      15,000 California Statewide Community Development Authority,           No Opt. Call       A-1  14,579,850
              Revenue Bonds, Kaiser Permanente System, Series 2004H,
              2.625%, 4/01/34 (Mandatory put 5/01/08)
         895 Long Beach, California, Revenue Bonds, Aquarium of the          No Opt. Call       AAA     920,284
              Pacific Project, Series 1995A, 5.750%, 7/01/05
         500 Sacramento Cogeneration Authority, California, Cogeneration     No Opt. Call       BBB     504,455
              Project Revenue Bonds, Proctor and Gamble, Series 1995,
              7.000%, 7/01/04
       6,340 San Bernardino County Transportation Authority, California,   9/04 at 100.00       AAA   7,092,051
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured
         650 Taft Public Financing Authority, California, Lease Revenue      No Opt. Call      Baa1     673,602
              Bonds, Community Correctional Facility Acquisition,
              Series 1997A, 5.500%, 1/01/06

----
60

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Colorado - 2.8%

    $  9,000 Arapahoe County Capital Improvement Trust Fund, Colorado,      8/05 at 95.92       AAA $8,457,570
              Senior Revenue Bonds, Highway E-470 Project, Series 1986C,
              0.000%, 8/31/06 (Pre-refunded to 8/31/05)

       5,000 Central Platte Valley Metropolitan District, Colorado,          No Opt. Call      A-1+  5,263,500
              General Obligation Refunding Bonds, Series 2001A, 5.000%,
              12/01/31 (Mandatory put 12/01/09)

         470 Colorado Health Facilities Authority, Revenue Bonds,            No Opt. Call      BBB+    479,579
              Covenant Retirement Communities, Inc., Series 1995,
              5.650%, 12/01/04

             Colorado Health Facilities Authority, Revenue Bonds,
             Parkview Medical Center, Inc. Project, Series 2001:
         660  5.300%, 9/01/07                                                No Opt. Call      Baa1    705,982
         690  5.400%, 9/01/08                                                No Opt. Call      Baa1    741,653
         830  5.500%, 9/01/09                                                No Opt. Call      Baa1    895,778

       2,975 Denver City and County, Colorado, Airport System Revenue        No Opt. Call       AAA  3,044,526
              Bonds, Series 1996B, 5.750%, 11/15/04 (Alternative Minimum
              Tax) - MBIA Insured

       5,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 101.00       AAA  5,357,100
              Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum
              Tax) - MBIA Insured

         335 Eagle County Air Terminal Corporation, Colorado, Airport        No Opt. Call       N/R    336,052
              Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Connecticut - 0.6%

         695 Connecticut Health and Educational Facilities Authority,        No Opt. Call       Ba1    684,492
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07

             Connecticut Development Authority, First Mortgage Gross
             Revenue Healthcare Refunding Bonds, Church Homes, Inc. -
             Congregational Avery Heights Project, Series 1997:
         900  5.200%, 4/01/05                                                No Opt. Call      BBB-    906,822
         935  5.300%, 4/01/06                                                No Opt. Call      BBB-    945,986

       3,000 Stamford Housing Authority, Connecticut, Multifamily            No Opt. Call      BBB+  3,144,570
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put
              12/01/08)
--------------------------------------------------------------------------------------------------------------
             Delaware - 0.5%

       2,000 Delaware Economic Development Authority, Pollution Control      No Opt. Call      Baa1  2,104,920
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)

       2,155 Delaware Economic Development Authority, Pollution Control      No Opt. Call      Baa1  2,261,629
              Revenue Refunding Bonds, Delmarva Power and Light Company,
              Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax)
              (Mandatory put 7/01/10)
--------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.8%

       7,090 District of Columbia Tobacco Settlement Corporation,            No Opt. Call       BBB  7,164,658
              Tobacco Settlement Asset-Backed Bonds, Series 2001,
              6.000%, 5/15/11
--------------------------------------------------------------------------------------------------------------
             Florida - 3.6%

       1,970 Dade County, Florida, Resource Recovery Facility Revenue        No Opt. Call       AAA  2,139,814
              Refunding Bonds, Series 1996, 6.000%, 10/01/06
              (Alternative Minimum Tax) - AMBAC Insured

       1,860 FSU Financial Assistance, Inc., Florida, General Revenue        No Opt. Call       AAA  2,032,589
              Bonds, Educational and Athletic Facilities Improvements,
              Series 2004, 5.000%, 10/01/09 - AMBAC Insured

       8,000 Florida Department of Environmental Protection,                 No Opt. Call       AAA  9,257,520
              Preservation 2000 Revenue Bonds, Series 1998A,
              6.000%, 7/01/13 - FSA Insured

       5,000 Hillsborough County Aviation Authority, Florida, Revenue        No Opt. Call       AAA  5,424,550
              Bonds, Tampa International Airport, Series 2003A,
              5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured

       1,650 Hillsborough County Industrial Development Authority,           No Opt. Call      Baa1  1,729,118
              Florida, Hospital Revenue Refunding Bonds, Tampa General
              Hospital, Series 2003A, 5.000%, 10/01/13

             Kissimmee Utility Authority, Florida, Electric System
             Revenue Refunding Bonds, Series 2003:
       1,750  5.000%, 10/01/07 - FSA Insured                                 No Opt. Call       Aaa  1,899,975
       3,635  5.000%, 10/01/08 - FSA Insured                                 No Opt. Call       Aaa  3,975,454

----
61

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
             Florida (continued)

    $  4,940 Polk County Housing Finance Authority, Florida, FNMA         7/05 at 101.00       AAA $5,145,455
              Collateralized Multifamily Housing Revenue Bonds, Winter
              Oaks Apartments, Series 1997A, 5.250%, 7/01/22 (Mandatory
              put 7/01/07)

         465 Sanford Airport Authority, Florida, Industrial Development     No Opt. Call       N/R    464,907
              Revenue Bonds, Central Florida Terminals, Inc.,
              Series 1995A, 7.300%, 5/01/04 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------
             Georgia - 0.6%

       3,000 Atlanta, Georgia, Airport Facilities Revenue Refunding         No Opt. Call       AAA  3,220,710
              Bonds, Series 1996, 6.500%, 1/01/06 - AMBAC Insured

       2,390 Fulton-DeKalb Hospital Authority, Georgia, Revenue             No Opt. Call       AAA  2,551,277
              Refunding Certificates, Series 2003, 5.000%, 1/01/07 - FSA
              Insured
-------------------------------------------------------------------------------------------------------------
             Illinois - 3.7%

         350 Channahon, Illinois, Revenue Refunding Bonds, Morris           No Opt. Call      BBB+    355,610
              Hospital, Series 1999, 5.000%, 12/01/04

       4,275 Chicago Housing Authority, Illinois, Revenue Bonds, Capital    No Opt. Call     AA***  4,599,772
              Fund Program, Series 2001, 5.000%, 7/01/08

       5,000 Chicago, Illinois, Special Facility Revenue Bonds, O'Hare      No Opt. Call       N/R  2,043,750
              International Airport, United Air Lines, Inc. Project,
              Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax)
              (Mandatory put 5/01/07) #

             Chicago Public Building Commission, Illinois, General
             Obligation Lease Bonds, Chicago Transit Authority, Series
             2003:
       1,000  5.000%, 3/01/07 - AMBAC Insured                               No Opt. Call       AAA  1,071,380
       2,000  5.000%, 3/01/08 - AMBAC Insured                               No Opt. Call       AAA  2,163,600

       7,500 Granite City, Illinois, Waste Disposal Revenue Bonds, Waste    No Opt. Call       BBB  7,686,600
              Management, Inc. Project, Series 2002, 5.000%, 5/01/27
              (Alternative Minimum Tax) (Mandatory put 5/01/05)

             Illinois Development Finance Authority, Revenue Refunding
             Bonds, East St. Louis Project, Series 2003:
       1,135  5.000%, 11/15/11 - XLCA Insured                               No Opt. Call       AAA  1,222,020
       1,030  5.000%, 11/15/12 - XLCA Insured                               No Opt. Call       AAA  1,099,968

             Illinois Finance Authority, Revenue Bonds, OSF Healthcare
             System, Series 2004:
       1,785  5.250%, 11/15/09 (WI, settling 5/12/04)                       No Opt. Call         A  1,933,601
       2,540  5.250%, 11/15/10 (WI, settling 5/12/04)                       No Opt. Call         A  2,747,086

       1,500 Illinois Health Facilities Authority, Revenue Bonds, Sarah     No Opt. Call         A  1,588,350
              Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06

       2,000 Illinois Health Facilities Authority, Revenue Bonds, Loyola    No Opt. Call      Baa1  2,163,060
              University Health System, Series 2001A, 5.750%, 7/01/11

       1,350 Illinois, General Obligation Bonds, Illinois FIRST Program,    No Opt. Call        AA  1,461,996
              Series 2002, 5.000%, 10/01/07

       3,000 Illinois, Sales Tax Revenue Bonds, First Series 2002,          No Opt. Call       AAA  3,261,300
              5.000%, 6/15/08
-------------------------------------------------------------------------------------------------------------
             Indiana - 1.8%

       4,000 Avon Community School Building Corporation, Hendricks        7/04 at 101.00       AAA  4,069,160
              County, Indiana, First Mortgage Bonds, Series 1994,
              5.500%, 1/01/16 (Pre-refunded to 7/01/04) - MBIA Insured

             Goshen, Indiana, Revenue Refunding Bonds, Greencroft
             Obligation Group, Series 1998:
         715  5.150%, 8/15/05                                               No Opt. Call       N/R    721,006
         790  5.250%, 8/15/07                                               No Opt. Call       N/R    795,506
         680  5.300%, 8/15/08                                               No Opt. Call       N/R    683,618
         775  5.350%, 8/15/09                                             8/08 at 101.00       N/R    773,876

       4,150 Rockport, Indiana, Pollution Control Revenue Refunding         No Opt. Call       BBB  4,274,293
              Bonds, Indiana and Michigan Power Company, Series 2002A,
              4.900%, 6/01/25 (Mandatory put 6/01/07)

       5,000 Sullivan, Indiana, Pollution Control Revenue Refunding       5/04 at 101.00       BBB  5,057,550
              Bonds, Indiana and Michigan Power Company, Series 1993C,
              5.950%, 5/01/09
-------------------------------------------------------------------------------------------------------------
             Iowa - 0.6%

       2,200 Council Bluffs, Iowa, Industrial Revenue Bonds, Cargill,       No Opt. Call        A+  2,159,762
              Inc., Series 2004, 2.250%, 3/01/07

             Iowa Tobacco Settlement Authority, Tobacco Settlement
             Asset-Backed Revenue Bonds, Series 2001B:
       1,955  5.500%, 6/01/11                                               No Opt. Call       BBB  1,916,213
       1,025  5.500%, 6/01/12                                             6/11 at 101.00       BBB    988,356

----
62

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Kansas - 0.8%

    $  5,000 Burlington, Kansas, Environmental Improvement Revenue          No Opt. Call        A3 $ 5,262,300
              Bonds, Kansas City Power and Light Company Project, Series
              1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       2,000 Burlington, Kansas, Environmental Improvement Revenue          No Opt. Call        A3   2,104,920
              Refunding Bonds, Kansas City Power and Light Company,
              Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)
--------------------------------------------------------------------------------------------------------------
             Kentucky - 3.3%

       8,500 Ashland, Kentucky, Pollution Control Revenue Refunding         No Opt. Call      Baa2   9,101,290
              Bonds, Ashland Oil, Inc. Project, Series 1999, 5.700%,
              11/01/09

       3,180 Christian County, Kentucky, Hospital Revenue Refunding         No Opt. Call        A-   3,379,768
              Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%,
              7/01/06

       2,500 Jessamine County School District Finance Corporation,        6/04 at 102.00    Aa3***   2,560,675
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to 6/01/04)

       5,285 Kenton County Airport Board, Kentucky, Airport Revenue         No Opt. Call       AAA   5,774,232
              Refunding Bonds, Cincinnati/Northern Kentucky
              International Airport, Series 2002A, 5.625%, 3/01/09
              (Alternative Minimum Tax) - MBIA Insured

             Kentucky Economic Development Finance Authority, Hospital
             System Revenue Refunding and Improvement Bonds, Appalachian
             Regional Healthcare, Inc. Project, Series 1997:
       2,670  5.300%, 10/01/05                                              No Opt. Call       BB-   2,687,969
       1,315  5.400%, 10/01/06                                              No Opt. Call       BB-   1,325,836

       1,000 Kentucky Turnpike Authority, Road Resource Recovery Revenue    No Opt. Call       Aa3   1,054,020
              Refunding Bonds, Series 1985A, 9.625%, 7/01/05

       2,305 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call       AAA   2,484,652
              Kentucky, Airport System Revenue Bonds, Series 2003C,
              5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured

       1,430 Louisville and Jefferson County Regional Airport Authority,    No Opt. Call      Baa3   1,375,260
              Kentucky, Special Facilities Revenue Bonds, Airis
              Louisville LLC Project, Series 1999A, 5.000%, 3/01/09
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Louisiana - 0.6%

       4,950 St. Charles Parish, Louisiana, Pollution Control Revenue       No Opt. Call      BBB-   5,052,713
              Refunding Bonds, Entergy Louisiana, Inc., Series 1999A,
              4.900%, 6/01/30 (Mandatory put 6/01/05)
--------------------------------------------------------------------------------------------------------------
             Maine - 0.1%

         845 Maine Educational Loan Marketing Corporation, Student Loan   5/04 at 100.00        A2     847,383
              Revenue Refunding Bonds, Subordinate Series 1992A-2,
              6.600%, 5/01/05 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Maryland - 0.5%

       1,000 Maryland Energy Financing Administration, Solid Waste          No Opt. Call        A-   1,052,200
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 5.850%, 12/01/05 (Alternative
              Minimum Tax)

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Medstar Health, Series 2004:
         515  5.000%, 8/15/09                                               No Opt. Call       BBB     543,335
       1,755  5.000%, 8/15/10                                               No Opt. Call       BBB   1,843,101

       1,220 Maryland Health and Higher Educational Facilities              No Opt. Call         A   1,313,269
              Authority, Revenue Bonds, LifeBridge Health System, Series
              2004A, 5.000%, 7/01/09
--------------------------------------------------------------------------------------------------------------
             Massachusetts - 6.0%

       1,020 Massachusetts Education Loan Authority, Student Loan           No Opt. Call       AAA   1,026,701
              Revenue Bonds, Issue E, Series 1995, 5.700%, 7/01/04
              (Alternative Minimum Tax) - AMBAC Insured

             Massachusetts Educational Financing Authority, Educational
              Loan Revenue Bonds, Issue E, Series 1997B:
       1,100  5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured     No Opt. Call       AAA   1,142,559
       1,555  5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured   7/06 at 102.00       AAA   1,617,293

       9,250 Massachusetts, General Obligation Refunding Bonds,             No Opt. Call       Aa2  10,280,635
              Consolidated Loan, Series 2001C, 5.500%, 12/01/09

             Massachusetts, General Obligation Bonds, Consolidated Loan,
             Series 2002E:
       5,000  5.250%, 1/01/06                                               No Opt. Call       Aa2   5,268,300
       8,015  5.500%, 1/01/08                                               No Opt. Call       Aa2   8,768,731

----
63

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
             Massachusetts (continued)

             Massachusetts Development Finance Agency, Resource Recovery
             Revenue Bonds, SEMass System, Series 2001A:
    $  5,000  5.500%, 1/01/10 - MBIA Insured                                No Opt. Call       AAA $5,516,700
       5,000  5.625%, 1/01/12 - MBIA Insured                                No Opt. Call       AAA  5,543,950

         700 Massachusetts Health and Educational Facilities Authority,     No Opt. Call       AA-    755,580
              Revenue Bonds, Partners HealthCare System, Inc., Series
              1999B, 5.000%, 7/01/09

             Massachusetts Health and Educational Facilities Authority,
             Revenue Bonds, Berkshire Health System, Series 2001E:
       1,270  5.250%, 10/01/09 - RAAI Insured                               No Opt. Call        AA  1,380,439
         545  5.250%, 10/01/10 - RAAI Insured                               No Opt. Call        AA    591,238
       1,625  5.000%, 10/01/11 - RAAI Insured                               No Opt. Call        AA  1,727,099

             Massachusetts Industrial Finance Agency, Resource Recovery
             Remarketed Revenue Refunding Bonds, Ogden Haverhill
             Project, Series 1992A:
       2,000  4.850%, 12/01/05                                              No Opt. Call       BBB  2,018,020
       2,970  4.950%, 12/01/06                                              No Opt. Call       BBB  2,994,235

             Massachusetts Industrial Finance Agency, Resource Recovery
             Revenue Refunding Bonds, Ogden Haverhill Project, Series
             1998A:
       1,745  5.150%, 12/01/07 (Alternative Minimum Tax)                    No Opt. Call       BBB  1,746,047
       2,500  5.200%, 12/01/08 (Alternative Minimum Tax)                    No Opt. Call       BBB  2,491,825
-------------------------------------------------------------------------------------------------------------
             Michigan - 2.8%

       2,980 Detroit, Michigan, Convention Facility Limited Tax Revenue     No Opt. Call       AAA  3,203,381
              Refunding Bonds, Cobo Hall Expansion Project, Series 1993,
              5.250%, 9/30/06 - FSA Insured

       2,005 Eastern Michigan University, General Revenue Refunding         No Opt. Call       AAA  2,209,771
              Bonds, Series 2002A, 5.800%, 6/01/07 - FGIC Insured

       2,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds,    7/11 at 101.00        AA  2,172,440
              Spectrum Health, Series 2001A, 5.500%, 1/15/12

       4,500 Michigan State Building Authority, Revenue Refunding Bonds,    No Opt. Call       AAA  4,876,515
              Facilities Program, Series 2003-II, 5.000%, 10/15/07 -
              MBIA Insured

       1,664 Michigan State Hospital Finance Authority, Collateralized      No Opt. Call      Baa2  1,672,603
              Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07

             Michigan State Hospital Finance Authority, Hospital Revenue
             Refunding Bonds, Henry Ford Health System, Series 2003A:
       2,000  5.000%, 3/01/09                                               No Opt. Call        A1  2,121,520
       3,000  5.500%, 3/01/13                                               No Opt. Call        A1  3,188,430

             Michigan Housing Development Authority, Rental Housing
             Revenue Bonds, Series 1995B:
       3,085  5.450%, 4/01/05 - MBIA Insured                                No Opt. Call       AAA  3,182,332
       2,000  5.450%, 10/01/05 - MBIA Insured                             6/05 at 102.00       AAA  2,095,220
-------------------------------------------------------------------------------------------------------------
             Mississippi - 1.0%

       5,000 Mississippi Higher Education Assistance Corporation,           No Opt. Call        A2  5,312,800
              Student Loan Revenue Bonds, Series 2000B-3,
              5.450%, 3/01/10 (Alternative Minimum Tax)

       1,000 Mississippi Hospital Equipment and Facilities Authority,       No Opt. Call       AAA  1,000,110
              Revenue Refunding Bonds, Mississippi Baptist Medical
              Center, Series 1995, 5.400%, 5/01/04 - MBIA Insured

       2,660 Mississippi Hospital Equipment and Facilities Authority,       No Opt. Call      BBB+  2,725,862
              Revenue Refunding Bonds, Southwest Regional Medical
              Center, Series 2003, 5.000%, 4/01/13
-------------------------------------------------------------------------------------------------------------
             Missouri - 0.8%

             Missouri Health and Educational Facilities Authority,
             Revenue Bonds, Lutheran Senior Services, Series 1997:
         600  5.300%, 2/01/05                                               No Opt. Call       N/R    613,476
         600  5.400%, 2/01/06                                               No Opt. Call       N/R    627,756
         700  5.500%, 2/01/07                                               No Opt. Call       N/R    746,522

----
64

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
             Missouri (continued)

    $  4,000 St. Louis County Industrial Development Authority,             No Opt. Call        A3 $4,039,360
              Missouri, Multifamily Housing Revenue Refunding Bonds,
              Equity Residential - Pinetree Apartments, Series 1999A,
              5.200%, 11/15/29 (Mandatory put 11/15/04)

       1,000 St. Louis, Missouri, Airport Revenue Bonds, Capital            No Opt. Call       AAA  1,113,230
              Improvement Program, Lambert-St. Louis International
              Airport, Series 1997B, 6.000%, 7/01/10 (Alternative
              Minimum Tax) - FGIC Insured
-------------------------------------------------------------------------------------------------------------
             Montana - 0.4%

       3,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue    No Opt. Call      BBB+  3,147,480
              Refunding Bonds, Portland General Electric Company, Series
              1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)
-------------------------------------------------------------------------------------------------------------
             Nebraska - 1.2%

             Douglas County Hospital Authority 2, Nebraska, Health
             Facilities Revenue Bonds, Nebraska Medical Center, Series
             2003:
       1,330  5.000%, 11/15/07                                              No Opt. Call        A2  1,441,215
       1,725  5.000%, 11/15/08                                              No Opt. Call        A2  1,866,174
       2,540  5.000%, 11/15/09                                              No Opt. Call        A2  2,742,336

       5,000 Energy America, Nebraska, Natural Gas Revenue Bonds,           No Opt. Call       N/R  4,617,800
              Nebraska Public Gas Agency Project, Series 1998B, 5.450%,
              4/15/08
-------------------------------------------------------------------------------------------------------------
             Nevada - 0.7%

             Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe
             Hospital Project, Series 2002:
         455  5.250%, 9/01/06                                               No Opt. Call      BBB+    478,765
         670  5.500%, 9/01/07                                               No Opt. Call      BBB+    718,253
         610  5.500%, 9/01/08                                               No Opt. Call      BBB+    652,523
         685  5.500%, 9/01/09                                               No Opt. Call      BBB+    731,792
         535  5.750%, 9/01/10                                               No Opt. Call      BBB+    577,345
         970  6.000%, 9/01/13                                             9/12 at 101.00      BBB+  1,047,464

       2,000 Las Vegas Convention and Visitors Authority, Nevada,           No Opt. Call       AAA  2,225,020
              Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------
             New Jersey - 2.4%

             New Jersey Higher Education Assistance Authority, Student
             Loan Revenue Bonds, Series 2000A:
       3,935  5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured      No Opt. Call       AAA  4,130,137
       3,525  5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured      No Opt. Call       AAA  3,703,471
       3,885  5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured    6/10 at 101.00       AAA  4,088,924

         715 New Jersey Economic Development Authority, Insured Revenue     No Opt. Call       AAA    745,295
              Bonds, Educational Testing Service, Inc., Series 1995B,
              5.500%, 5/15/05 - MBIA Insured

       1,155 New Jersey Educational Facilities Authority, Revenue Bonds,    No Opt. Call         A  1,239,465
              Fairleigh Dickinson University, Series 2002D, 5.000%,
              7/01/08 - ACA Insured

       1,000 New Jersey Highway Authority, Senior Revenue Refunding         No Opt. Call       AAA  1,071,770
              Bonds, Series 2001, 5.000%, 1/01/07 - FGIC Insured

       3,490 New Jersey Transportation Trust Fund Authority,                No Opt. Call       AA-  3,794,782
              Transportation System Bonds, Series 2003C, 5.000%, 6/15/09

       2,625 North Hudson Sewer Authority, New Jersey, Sewer Revenue        No Opt. Call       Aaa  2,844,476
              Refunding Bonds, Series 2002A, 5.000%, 8/01/12 - FGIC
              Insured
-------------------------------------------------------------------------------------------------------------
             New Mexico - 1.2%

       2,055 New Mexico Mortgage Finance Authority, FNMA Multifamily        No Opt. Call       Aaa  2,157,051
              Housing Revenue Refunding Bonds, Hunter's Ridge
              Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

       2,000 New Mexico Mortgage Finance Authority, FNMA Multifamily        No Opt. Call       Aaa  2,099,320
              Housing Revenue Refunding Bonds, Sombra del Oso
              Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put
              7/01/11)

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,710  4.800%, 8/01/10                                               No Opt. Call       Aa3  2,851,245
       3,505  4.900%, 8/01/11                                               No Opt. Call       Aa3  3,671,768

----
65

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             New York - 15.1%

             Albany Housing Authority, Albany, New York, Limited
             Obligation Bonds, Series 1995:
     $   750  5.500%, 10/01/04                                               No Opt. Call        A3 $  762,150
       1,000  5.600%, 10/01/05                                               No Opt. Call        A3  1,048,750
         500  5.700%, 10/01/06                                            10/05 at 102.00        A3    531,445
         700  5.850%, 10/01/07                                            10/05 at 102.00        A3    740,236

         750 Jamestown, Chautauqua County, New York, Public Improvement      No Opt. Call      Baa3    782,978
              Serial Bonds, Series 1991A, 7.000%, 3/15/05

       5,525 Long Island Power Authority, New York, Electric System          No Opt. Call       AAA  6,232,918
              General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 -
              FSA Insured

         500 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A    531,030
              Series 1996G, 5.750%, 2/01/06

       2,800 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A  3,021,704
              Series 1996I, 6.500%, 3/15/06

       3,105 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call       AAA  3,392,616
              Series 1997G, 6.000%, 10/15/06 - FGIC Insured

       3,000 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A  3,030,870
              Series 1997H, 5.400%, 8/01/04

       2,805 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A  2,913,638
              Series 1997I, 5.625%, 4/15/05

       5,295 New York City, New York, General Obligation Bonds, Fiscal       No Opt. Call         A  5,785,794
             Series 1998D, 5.750%, 8/01/07
             New York City, New York, General Obligation Bonds, Fiscal
             Series 2003A:
       2,880  5.500%, 8/01/10                                                No Opt. Call         A  3,161,635
       2,000  5.000%, 8/01/10                                                No Opt. Call         A  2,140,260

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2003B:
       1,725  5.000%, 8/01/07                                                No Opt. Call         A  1,845,457
       5,000  5.500%, 8/01/12                                                No Opt. Call         A  5,433,800

       2,000 Dormitory Authority of the State of New York, Revenue           No Opt. Call       AA-  2,102,460
              Bonds, State University Educational Facilities, Series
              1995A, 6.500%, 5/15/05

         635 Dormitory Authority of the State of New York, Revenue         7/06 at 102.00       Ba3    614,947
              Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

             Dormitory Authority of the State of New York, Third General
             Resolution Consolidated Revenue Bonds, City University
             System, Series 1996-2:
       2,350  6.000%, 7/01/04                                                No Opt. Call    AA-***  2,369,153
         965  6.000%, 7/01/04                                                No Opt. Call       AA-    972,295

             Dormitory Authority of the State of New York, Revenue
             Bonds, Winthrop-South Nassau University Hospital
             Association, Series 2003A:
         985  5.500%, 7/01/12                                                No Opt. Call      Baa1  1,067,405
       1,040  5.500%, 7/01/13                                                No Opt. Call      Baa1  1,123,855

             Dormitory Authority of the State of New York, Revenue
             Bonds, State University Educational Facilities,
             Series 1990B:
       1,990  7.500%, 5/15/11                                                No Opt. Call    AA-***  2,428,198
       4,800  7.500%, 5/15/11                                                No Opt. Call       AA-  5,668,656

       3,550 New York State Energy Research and Development Authority,    10/05 at 100.00        A1  3,573,217
              Facilities Revenue Bonds, Consolidated Edison Company,
              Inc. Project, Series 2001A, 4.700%, 6/01/36 (Alternative
              Minimum Tax) (Mandatory put 10/01/12)

       5,000 New York State Housing Finance Agency, Revenue Refunding        No Opt. Call        A+  5,000,600
              Bonds, New York City Health Facilities, Series 1996A,
              5.875%, 5/01/04

       2,660 New York State Housing Finance Agency, Service Contract         No Opt. Call       AA-  2,778,796
              Revenue Bonds, Series 2003K, 4.000%, 9/15/08

             New York State Municipal Bond Bank Agency, Special School
             Purpose Revenue Bonds, Series 2003C:
       3,000  5.000%, 12/01/07                                               No Opt. Call        A+  3,224,700
       2,000  5.000%, 6/01/08                                                No Opt. Call        A+  2,148,320

       5,400 Dormitory Authority of the State of New York, Fifth General     No Opt. Call       AA-  5,843,394
              Resolution Consolidated Revenue Bonds, City University
              System, Series 2003A, 5.250%, 1/01/08

----
66

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             New York (continued)

    $  4,350 Dormitory Authority of the State of New York, Revenue         2/05 at 100.00      BBB- $ 4,376,927
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2002C, 5.750%, 7/01/13 (Optional put 7/01/05)

       4,630 New York State Urban Development Corporation, Revenue           No Opt. Call       AAA   5,424,045
              Bonds, Correctional Facilities, Series 1994A, 6.500%,
              1/01/11 - FSA Insured

       8,000 New York State Urban Development Corporation, Service           No Opt. Call       AA-   8,799,120
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       1,500 Niagara County Industrial Development Authority, New York,   11/11 at 101.00      Baa1   1,567,875
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American REF-FUEL Company of Niagara LP, Series 2001B,
              5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put
              11/15/13)

       2,600 Port Authority of New York and New Jersey, Special Project      No Opt. Call       N/R   2,694,302
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)

       3,035 Port Authority of New York and New Jersey, Special Project      No Opt. Call       AAA   3,228,845
              Bonds, JFK International Air Terminal LLC, Sixth
              Series 1997, 6.000%, 12/01/05 (Alternative Minimum Tax) -
              MBIA Insured

       1,095 Suffolk County Industrial Development Agency, New York,         No Opt. Call       N/R   1,128,211
              Revenue Bonds, Nissequogue Cogeneration Partners Facility,
              Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

      12,265 Suffolk County Industrial Development Agency, New York,         No Opt. Call       AAA  13,858,346
              Resource Recovery Revenue Bonds, Huntington LP,
              Series 1999, 5.950%, 10/01/09 (Alternative Minimum Tax) -
              AMBAC Insured

       7,500 New York Tobacco Settlement Financing Corporation, Tobacco      No Opt. Call       AA-   7,734,150
              Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003A-1, 4.000%, 6/01/06

       3,750 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call       AA-   4,293,150
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10
---------------------------------------------------------------------------------------------------------------
             North Carolina - 2.2%

       4,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB   4,263,440
              Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12

       7,000 North Carolina Eastern Municipal Power Agency, Power System     No Opt. Call       BBB   7,496,370
              Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10

             North Carolina Municipal Power Agency 1, Catawba Electric
             Revenue Bonds, Series 2003A:
       3,000  5.000%, 1/01/05                                                No Opt. Call      BBB+   3,067,890
       4,500  5.500%, 1/01/11                                                No Opt. Call      BBB+   4,884,615
---------------------------------------------------------------------------------------------------------------
             Ohio - 4.6%

       3,155 Akron, Bath, and Copley Joint Township Hospital District,       No Opt. Call      Baa1   3,286,658
              Ohio, Hospital Facilities Revenue Bonds, Summa Health
              System Project, Series 1998A, 5.000%, 11/15/08

       1,465 Cincinnati City School District, Hamilton County, Ohio,         No Opt. Call       AAA   1,467,842
              General Obligation Bonds, Series 2002, 3.500%, 6/01/04 -
              FSA Insured

             Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate
             Revenue Refunding Bonds, Rock and Roll Hall of Fame and
             Museum Project, Series 1997:
         750  5.350%, 12/01/04                                               No Opt. Call       N/R     767,273
         335  5.600%, 12/01/06                                               No Opt. Call       N/R     363,696

             Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland
             Clinic Health System, Series 2003A:
       3,000  5.500%, 1/01/11                                                No Opt. Call        A1   3,306,150
       2,000  5.500%, 1/01/12                                                No Opt. Call        A1   2,197,040

             Erie County, Ohio, Hospital Facilities Revenue Bonds,
             Firelands Regional Medical Center, Series 2002A:
       1,140  5.500%, 8/15/11                                                No Opt. Call         A   1,254,262
         845  5.500%, 8/15/12                                                No Opt. Call         A     924,903

         530 Miami County, Ohio, Hospital Facilities Revenue Refunding       No Opt. Call      BBB+     562,510
              and Improvement Bonds, Upper Valley Medical Center,
              Series 1996C, 6.000%, 5/15/06

       4,900 Ohio, Higher Education Capital Facilities, Appropriation        No Opt. Call        AA   5,465,803
              Bonds, Series II-2001A, 5.500%, 12/01/08

       1,775 Ohio, General Obligation Bonds, Infrastructure                  No Opt. Call       AA+   1,934,377
              Improvements, Series 2002B, 5.000%, 3/01/09

       8,915 Ohio, General Obligation Refunding Bonds, Higher Education,     No Opt. Call       AA+   9,981,947
              Series 2002C, 5.500%, 11/01/12

----
67

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
             Ohio (continued)

    $  1,100 Ohio, Economic Development Revenue Bonds, Enterprise Bond      No Opt. Call       AA- $1,114,773
              Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10
              (Alternative Minimum Tax)

       5,060 Ohio Water Development Authority, Fresh Water Development      No Opt. Call       AAA  5,501,738
              Revenue Bonds, Series 2002, 5.000%, 12/01/07 - AMBAC
              Insured

             Sandusky County, Ohio, Hospital Facilities Revenue
             Refunding Bonds, Memorial Hospital, Series 1998:
       1,030  4.900%, 1/01/05                                               No Opt. Call      BBB-  1,038,116
         830  5.000%, 1/01/06                                               No Opt. Call      BBB-    842,558
         450  5.050%, 1/01/07                                               No Opt. Call      BBB-    457,943
         720  5.100%, 1/01/09                                             1/08 at 102.00      BBB-    727,992
-------------------------------------------------------------------------------------------------------------
             Oklahoma - 0.4%

       2,555 Oklahoma State Industries Authority, Hospital Revenue          No Opt. Call      BBB-  2,509,521
              Bonds, Deaconess Healthcare Corporation, Series 1997A,
              5.250%, 10/01/07

       1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding   6/07 at 100.00        B-  1,419,165
              Bonds, American Airlines, Inc., Series 2001A, 5.375%,
              12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/06)
-------------------------------------------------------------------------------------------------------------
             Oregon - 1.6%

       1,140 Crook County School District, Oregon, General Obligation       No Opt. Call       AAA  1,235,395
              Refunding Bonds, Series 2002, 5.000%, 2/01/08 - FSA Insured

             Oregon Department of Administrative Services, Refunding
             Certificates of Participation, Series 2002B:
       5,910  5.000%, 5/01/08 - MBIA Insured                                No Opt. Call       AAA  6,414,950
       1,250  5.000%, 5/01/09 - MBIA Insured                                No Opt. Call       AAA  1,360,975

             Portland, Oregon, Water System Revenue Bonds, Series 2004B:
       2,060  5.000%, 10/01/08 (WI, settling 5/06/04)                       No Opt. Call       Aa1  2,251,147
       2,380  5.000%, 10/01/09 (WI, settling 5/06/04)                       No Opt. Call       Aa1  2,605,791
-------------------------------------------------------------------------------------------------------------
             Pennsylvania - 3.1%

       2,000 Allegheny County, Pennsylvania, Greater Pittsburgh             No Opt. Call       AAA  2,160,640
              International Airport Revenue Refunding Bonds,
              Series 1999, 5.625%, 1/01/10 (Alternative Minimum Tax) -
              FGIC Insured

       4,000 Delaware County Industrial Development Authority,              No Opt. Call       BBB  4,335,720
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A, 6.500%, 1/01/08

       4,000 Pennsylvania Economic Development Financing Authority,       7/04 at 102.00      BBB-  4,049,880
              Resource Recovery Revenue Bonds, Northampton Generating
              Project, Senior Lien Series 1994A, 6.500%, 1/01/13
              (Alternative Minimum Tax)

       2,510 Pennsylvania Higher Educational Facilities Authority,          No Opt. Call       AAA  2,726,638
              Revenue Bonds, Allegheny Delaware Valley Obligated Group,
              Series 1996A, 5.600%, 11/15/09 - MBIA Insured

         610 Philadelphia Redevelopment Authority, Pennsylvania,            No Opt. Call       N/R    587,570
              Multifamily Housing Mortgage Revenue Bonds, Cricket Court
              Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative
              Minimum Tax)

             Philadelphia Hospitals and Higher Education Facilities
             Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
             Pennsylvania Hospital, Series 1996:
       2,020  6.050%, 7/01/04                                               No Opt. Call   BBB+***  2,035,938
       2,000  6.150%, 7/01/05                                               No Opt. Call   BBB+***  2,105,080

       5,620 Philadelphia Municipal Authority, Pennsylvania, Lease          No Opt. Call       AAA  6,039,252
              Revenue Bonds, Series 2003A, 5.000%, 5/15/07 - FSA Insured

       3,625 Pittsburgh School District, Allegheny County, Pennsylvania,    No Opt. Call       AAA  3,917,429
              General Obligation Bonds, Series 2004, 5.000%, 3/01/08 -
              FSA Insured
-------------------------------------------------------------------------------------------------------------
             Puerto Rico - 0.7%

       4,000 Puerto Rico Highway and Transportation Authority, Highway      No Opt. Call       AAA  4,346,360
              Revenue Bonds, Series 2003AA, 5.000%, 7/01/35 (Mandatory
              put 7/01/10) - AMBAC Insured

       2,000 Puerto Rico Municipal Finance Agency, Series 2002A, 4.000%,    No Opt. Call       AAA  2,108,160
              8/01/07 - FSA Insured

----
68

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Rhode Island - 1.0%

    $  1,000 Rhode Island, General Obligation Bonds, Consolidated           No Opt. Call       AAA $ 1,018,800
              Capital Loan Development, Series 2002C, 5.000%, 11/01/04 -
              MBIA Insured

       7,000 Rhode Island Economic Development Corporation, Motor Fuel      No Opt. Call       Aa3   7,529,270
              Tax Revenue Bonds, Series 2003A, 5.000%, 6/15/07
--------------------------------------------------------------------------------------------------------------
             South Carolina - 1.0%

       7,215 Greenville County School District, South Carolina,             No Opt. Call       AA-   7,850,786
              Installment Purchase Revenue Bonds, Series 2002,
              5.250%, 12/01/09

       1,325 Lexington County Health Service District, South Carolina,      No Opt. Call         A   1,449,365
              Hospital Revenue Refunding and Improvement Bonds, Series
              2003, 5.500%, 11/01/13
--------------------------------------------------------------------------------------------------------------
             Tennessee - 1.3%

       2,015 Maury County, Tennessee, General Obligation Bonds, Series      No Opt. Call       Aaa   2,112,143
              2004B, 4.000%, 4/01/08 - MBIA Insured

             Metropolitan Government Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, Revenue
             Refunding Bonds, Blakeford at Green Hills, Series 1998:
         400  5.150%, 7/01/05                                             7/04 at 101.00       N/R     403,228
         400  5.250%, 7/01/06                                             7/04 at 101.00       N/R     402,448
         500  5.300%, 7/01/07                                             7/04 at 101.00       N/R     501,675
         500  5.350%, 7/01/08                                             7/04 at 101.00       N/R     501,110
         500  5.400%, 7/01/09                                             7/04 at 101.00       N/R     500,970

       1,665 Putnam County, Tennessee, General Obligation School Bonds,     No Opt. Call       Aaa   1,743,255
              Series 2002, 4.000%, 4/01/07 - AMBAC Insured

             Sullivan County Health, Educational, and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2002:
       1,645  5.750%, 9/01/08                                               No Opt. Call      BBB+   1,786,964
       1,740  6.125%, 9/01/09                                               No Opt. Call      BBB+   1,923,727
       1,350  6.250%, 9/01/10                                               No Opt. Call      BBB+   1,506,600
--------------------------------------------------------------------------------------------------------------
             Texas - 7.3%

       3,835 Austin, Texas, Electric Utility System Revenue Refunding       No Opt. Call       AAA   4,157,293
              Bonds, Series 2002, 5.000%, 11/15/07 - FSA Insured

       4,500 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call       BBB   4,662,855
              Bonds, Texas Utilities Company, Series 1995B, 5.050%,
              6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)

       4,000 Brazos River Authority, Texas, Pollution Control Revenue       No Opt. Call       BBB   4,504,680
              Refunding Bonds, TXU Energy Company LLC Project, Series
              2003A, 6.750%, 4/01/38 (Alternative Minimum Tax)
              (Mandatory put 4/01/13)

       3,050 Houston, Texas, Airport System Subordinate Lien Revenue        No Opt. Call       AAA   3,227,937
              Refunding Bonds, Series 2001A, 5.000%, 7/01/10
              (Alternative Minimum Tax) - FGIC Insured

       2,145 Laredo Independent School District, Webb County, Texas,        No Opt. Call       AAA   2,333,352
              General Obligation Refunding Bonds, Series 2001, 5.000%,
              8/01/10

       4,200 North Central Texas Health Facilities Development              No Opt. Call       AA-   4,584,258
              Corporation, Revenue Bonds, Baylor Healthcare System,
              Series 2002, 5.500%, 5/15/08

       5,200 Sam Rayburn Municipal Power Agency, Texas, Power Supply        No Opt. Call        AA   5,580,536
              System Revenue Refunding Bonds, Series 2002A, 5.000%,
              10/01/09 - RAAI Insured

       4,235 Tarrant Regional Water District, Texas, Water Revenue          No Opt. Call       AAA   4,597,389
              Refunding and Improvement Bonds, Series 1999, 5.000%,
              3/01/09 - FSA Insured

      16,500 Texas Public Finance Authority, Unemployment Compensation      No Opt. Call       AAA  18,007,110
              Obligation Assessment Revenue Bonds, Series 2003A, 5.000%,
              12/15/08 - FSA Insured

       5,000 Texas Turnpike Authority, Second Tier Revenue Bonds,           No Opt. Call        AA   5,420,200
              Central Texas Turnpike System, Series 2002, 5.000%, 6/01/08

       2,805 Tom Green County Health Facilities Development Corporation,    No Opt. Call      Baa3   3,003,846
              Texas, Hospital Revenue Bonds, Shannon Health System
              Project, Series 2001, 6.200%, 5/15/11

       4,000 Trinity River Authority of Texas, Pollution Control Revenue    No Opt. Call      Baa2   4,153,280
              Refunding Bonds, TXU Electric Company, Series 2001A,
              5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put
              11/01/06)

----
69

Portfolio of Investments
NUVEEN LIMITED TERM MUNICIPAL BOND FUND (continued)
April 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Virgin Islands - 0.8%

    $  4,500 Virgin Islands Public Finance Authority, Gross Receipts         No Opt. Call       BBB $4,805,190
              Taxes Loan Notes, Series 1999A, 5.625%, 10/01/10

       2,070 Virgin Islands Water and Power Authority, Electric System       No Opt. Call       N/R  2,177,516
              Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06
--------------------------------------------------------------------------------------------------------------
             Virginia - 2.2%

       2,850 Newport News Redevelopment and Housing Authority, Virginia,   5/05 at 102.00       AAA  2,992,244
              FNMA Multifamily Housing Revenue Refunding Bonds,
              Fredericksburg-Oxford Project, Series 1997A, 5.550%,
              5/01/27 (Mandatory put 5/01/07)

       2,000 Pocahontas Parkway Association, Virginia, Route 895             No Opt. Call        BB  2,005,860
              Connector Toll Road Senior Lien Revenue Bonds, Series
              1998A, 5.000%, 8/15/06

       8,085 Virginia Port Authority, General Fund Revenue Bonds, Series     No Opt. Call       AA+  8,909,589
              1998, 5.500%, 7/01/08 (Alternative Minimum Tax)

       5,000 York County Industrial Development Authority, Virginia,      11/06 at 101.00        A3  5,299,500
              Pollution Control Revenue Bonds, Virginia Electric and
              Power Company, Series 1985, 5.500%, 7/01/09
--------------------------------------------------------------------------------------------------------------
             Washington - 4.8%

       6,000 Energy Northwest, Washington, Electric Revenue Refunding        No Opt. Call       AAA  6,680,340
              Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 -
              XLCA Insured

       4,635 King County, Washington, Sewer Revenue Bonds, Series 2002B,     No Opt. Call       AAA  5,054,421
              5.250%, 1/01/08 - FSA Insured

       2,000 Seattle, Washington, Municipal Light and Power Revenue       10/09 at 101.00       Aa3  2,238,780
              Bonds, Series 1999, 6.000%, 10/01/11

       4,160 Seattle, Washington, Solid Waste Utility Revenue Refunding      No Opt. Call       AAA  4,549,418
              Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured

       3,000 Snohomish County Public Utility District 1, Washington,         No Opt. Call        A1  3,153,990
              Electric System Revenue Bonds, Series 2003, 5.000%,
              12/01/05

             Snohomish County Public Utility District 1, Washington,
             Electric System Revenue Bonds, Series 2004:
       3,000  5.000%, 12/01/08 - FSA Insured                                 No Opt. Call       AAA  3,278,220
       1,000  5.000%, 12/01/09 - FSA Insured                                 No Opt. Call       AAA  1,091,970

       6,985 Snohomish County Public Utility District 1, Washington,         No Opt. Call       AAA  7,577,258
              Generation System Revenue Refunding Bonds, Series 2002,
              5.000%, 12/01/07 - FSA Insured

       5,000 Washington State Tobacco Settlement Authority, Tobacco          No Opt. Call       BBB  4,966,350
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              5.250%, 6/01/09

       3,500 Washington Public Power Supply System, Revenue Refunding        No Opt. Call       AAA  3,998,260
              Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 -
              FSA Insured
--------------------------------------------------------------------------------------------------------------
             Wisconsin - 4.1%

             Badger Tobacco Asset Securitization Corporation, Wisconsin,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       3,000  5.000%, 6/01/08                                                No Opt. Call       BBB  3,012,390
       1,265  5.000%, 6/01/09                                                No Opt. Call       BBB  1,248,492

       1,350 Southeast Wisconsin Professional Baseball Park District,        No Opt. Call       AAA  1,506,047
              Junior Lien Sales Tax Revenue Refunding Bonds, Series
              2001B, 5.500%, 12/15/08 - MBIA Insured

       8,600 Wisconsin, General Obligation Bonds, Series 1992A, 6.250%,      No Opt. Call       AA-  9,549,784
              5/01/07

       1,000 Wisconsin Health and Educational Facilities Authority,          No Opt. Call       N/R  1,053,410
              Revenue Bonds, FH Healthcare Development, Inc. Project,
              Series 1999, 5.625%, 11/15/09

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Froedtert and Community Health Obligated
             Group, Series 2001:
       1,000  5.625%, 10/01/10                                               No Opt. Call        A+  1,089,980
       1,100  5.625%, 10/01/11                                               No Opt. Call        A+  1,191,703

             Wisconsin Health and Educational Facilities Authority,
             Revenue Bonds, Marshfield Clinic, Series 2001B:
         600  6.250%, 2/15/09                                                No Opt. Call      BBB+    655,830
       1,250  6.500%, 2/15/12                                                No Opt. Call      BBB+  1,390,100

----
70

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Wisconsin (continued)

    $ 15,000 Wisconsin Health and Educational Facilities Authority,       12/07 at 100.00       Aaa $ 15,852,900
              Revenue Bonds, Hospital Sisters Services, Inc., Series
              2003B, 4.500%, 12/01/23 (Mandatory put 11/30/07) - FSA
              Insured
----------------------------------------------------------------------------------------------------------------
    $843,329 Total Long-Term Investments (cost $882,312,453) - 100.5%                                895,267,310
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.5)%                                                  (4,437,657)
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $890,829,653
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
           # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.



                                See accompanying notes to financial statements.

----
71

Statement of Assets and Liabilities
April 30, 2004

                                                                                                                   Intermediate
                                                                          High Yield  All-American       Insured       Duration
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $535,105,439  $342,501,880  $904,261,605  $2,668,718,894
 (cost $524,018,519, $329,403,783, $853,443,372, $2,613,398,557 and
 $882,312,453, respectively)
Receivables:
  Interest                                                               11,299,881     6,167,571    14,912,957      45,996,677
  Investments sold                                                        3,581,780     1,050,175     2,657,834      41,865,559
  Shares sold                                                             3,386,757       443,936       138,574         177,081
Other assets                                                                  2,944        19,309        45,211         147,494
--------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                        553,376,801   350,182,871   922,016,181   2,756,905,705
--------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            7,940,881       835,277     1,636,573       5,613,650
Payables:
  Investments purchased                                                   7,118,905     1,765,551            --      29,164,611
  Shares redeemed                                                           718,745       633,403       942,298       3,114,391
Accrued expenses:
  Management fees                                                           253,560       140,686       362,825       1,020,124
  12b-1 distribution and service fees                                       215,011       116,639        91,197         107,556
  Other                                                                      54,798        84,815       231,009         722,428
Dividends payable                                                         2,512,171     1,360,590     3,497,416       9,255,639
--------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                    18,814,071     4,936,961     6,761,318      48,998,399
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $534,562,730  $345,245,910  $915,254,863  $2,707,907,306
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $257,187,266  $224,902,722  $200,861,593  $  234,433,619
Shares outstanding                                                       12,516,162    20,915,534    18,501,308      26,012,257
Net asset value per share                                              $      20.55  $      10.75  $      10.86  $         9.01
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $      21.45  $      11.22  $      11.34  $         9.29
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                             $101,693,154  $ 43,771,012  $ 44,230,811  $   37,166,646
Shares outstanding                                                        4,953,855     4,064,608     4,071,340       4,118,389
Net asset value and offering price per share                           $      20.53  $      10.77  $      10.86  $         9.02
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $156,609,556  $ 71,037,831  $ 35,546,760  $   62,460,989
Shares outstanding                                                        7,625,092     6,610,912     3,297,964       6,924,958
Net asset value and offering price per share                           $      20.54  $      10.75  $      10.78  $         9.02
--------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $ 19,072,754  $  5,534,345  $634,615,699  $2,373,846,052
Shares outstanding                                                          927,890       513,490    58,614,532     263,073,577
Net asset value and offering price per share                           $      20.55  $      10.78  $      10.83  $         9.02
--------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                        $523,004,798  $345,485,474  $867,560,697  $2,618,038,616
Undistributed (Over-distribution of) net investment income                  477,540       (21,782)        1,306       4,257,768
Accumulated net realized gain (loss) from investments                        (6,528)  (13,315,879)   (3,125,373)     30,290,585
Net unrealized appreciation of investments                               11,086,920    13,098,097    50,818,233      55,320,337
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $534,562,730  $345,245,910  $915,254,863  $2,707,907,306
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Limited
                                                                                Term
------------------------------------------------------------------------------------
Assets
Investments, at market value                                           $895,267,310
 (cost $524,018,519, $329,403,783, $853,443,372, $2,613,398,557 and
 $882,312,453, respectively)
Receivables:
  Interest                                                               14,309,504
  Investments sold                                                        1,375,000
  Shares sold                                                             3,038,089
Other assets                                                                 32,394
------------------------------------------------------------------------------------
    Total assets                                                        914,022,297
------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            6,249,204
Payables:
  Investments purchased                                                   9,573,168
  Shares redeemed                                                         4,317,534
Accrued expenses:
  Management fees                                                           314,139
  12b-1 distribution and service fees                                       249,200
  Other                                                                     168,596
Dividends payable                                                         2,320,803
------------------------------------------------------------------------------------
    Total liabilities                                                    23,192,644
------------------------------------------------------------------------------------
Net assets                                                             $890,829,653
------------------------------------------------------------------------------------
Class A Shares
Net assets                                                             $523,396,035
Shares outstanding                                                       48,541,521
Net asset value per share                                              $      10.78
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of
 offering price)                                                       $      11.06
------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                      N/A
Shares outstanding                                                              N/A
Net asset value and offering price per share                                    N/A
------------------------------------------------------------------------------------
Class C Shares
Net assets                                                             $355,502,542
Shares outstanding                                                       33,041,097
Net asset value and offering price per share                           $      10.76
------------------------------------------------------------------------------------
Class R Shares
Net assets                                                             $ 11,931,076
Shares outstanding                                                        1,111,169
Net asset value and offering price per share                           $      10.74
------------------------------------------------------------------------------------

Net Assets Consist of:
------------------------------------------------------------------------------------
Capital paid-in                                                        $881,263,585
Undistributed (Over-distribution of) net investment income                 (234,414)
Accumulated net realized gain (loss) from investments                    (3,154,375)
Net unrealized appreciation of investments                               12,954,857
------------------------------------------------------------------------------------
Net assets                                                             $890,829,653
------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

                                See accompanying notes to financial statements.

----
72

Statement of Operations
Year Ended April 30, 2004


                                                                                          Intermediate       Limited
                                                 High Yield All-American        Insured       Duration          Term
--------------------------------------------------------------------------------------------------------------------
Investment Income                               $24,677,529  $20,082,112  $ 49,801,448  $ 141,651,998  $ 36,767,845
--------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                   2,065,153    1,709,991     4,499,174     12,722,332     3,815,874
12b-1 service fees - Class A                        334,598      453,700       406,352        481,542     1,057,918
12b-1 distribution and service fees - Class B       774,026      438,658       433,705        354,664           N/A
12b-1 distribution and service fees - Class C       669,771      537,631       268,861        439,695     1,980,438
Shareholders' servicing agent fees and expenses     163,104      190,139       730,013      2,112,435       391,203
Custodian's fees and expenses                       109,510       96,246       232,345        680,089       218,638
Trustees' fees and expenses                           7,609        6,976        17,350         60,653        19,492
Professional fees                                   135,153       23,597        50,284        154,943        75,813
Shareholders' reports - printing
 and mailing expenses                                50,823       68,636       189,000        552,969       156,186
Federal and state registration fees                 109,111       49,667        74,016         86,726        76,812
Portfolio insurance expense                              --           --        10,091             --            --
Other expenses                                        7,388       13,166        32,839         99,337        26,918
--------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit        4,426,246    3,588,407     6,944,030     17,745,385     7,819,292
  Custodian fee credit                             (18,380)       (9,670)      (13,035)       (81,224)      (22,326)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                      4,407,866    3,578,737     6,930,995     17,664,161     7,796,966
--------------------------------------------------------------------------------------------------------------------
Net investment income                            20,269,663   16,503,375    42,870,453    123,987,837    28,970,879
--------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investments
Net realized gain (loss) from investments         1,102,045   (1,635,699)    4,068,764     50,217,590     2,975,096
Net change in unrealized appreciation
 (depreciation) of investments                    9,479,128   (4,282,125)  (32,594,612)  (116,713,462)  (11,149,088)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                 10,581,173   (5,917,824)  (28,525,848)   (66,495,872)   (8,173,992)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $30,850,836  $10,585,551  $ 14,344,605  $  57,491,965  $ 20,796,887
--------------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                See accompanying notes to financial statements.

----
73

Statement of Changes in Net Assets



                                                                      High Yield                     All-American
                                                             ----------------------------    ----------------------------
                                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                                    4/30/04         4/30/03         4/30/04         4/30/03
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                        $  20,269,663   $   7,913,351   $  16,503,375   $  17,550,465
Net realized gain (loss) from investments                        1,102,045        (505,446)     (1,635,699)     (1,803,897)
Net change in unrealized appreciation (depreciation) of          9,479,128        (748,619)     (4,282,125)      5,579,915
 investments
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      30,850,836       6,659,286      10,585,551      21,326,483
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                       (10,032,576)     (3,672,467)    (11,381,591)    (12,318,492)
 Class B                                                        (4,323,304)     (2,282,671)     (1,958,657)     (2,063,137)
 Class C                                                        (4,860,217)     (1,555,176)     (3,193,715)     (3,331,656)
 Class R                                                          (813,998)       (513,818)       (279,848)       (274,451)
From accumulated net realized gains from investments:
 Class A                                                                --        (142,848)             --              --
 Class B                                                                --        (103,993)             --              --
 Class C                                                                --         (71,923)             --              --
 Class R                                                                --         (19,161)             --              --
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (20,030,095)     (8,362,057)    (16,813,811)    (17,987,736)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                               369,658,138     137,524,843      69,788,658      73,979,137
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                5,962,170       2,636,813       6,000,562       6,157,564
----------------------------------------------------------------------------------------------------------------------------
                                                               375,620,308     140,161,656      75,789,220      80,136,701
Cost of shares redeemed                                        (54,133,077)    (19,387,296)    (75,372,094)    (81,146,441)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share          321,487,231     120,774,360         417,126      (1,009,740)
 transactions
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                          332,307,972     119,071,589      (5,811,134)      2,329,007
Net assets at the beginning of year                            202,254,758      83,183,169     351,057,044     348,728,037
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                $ 534,562,730   $ 202,254,758   $ 345,245,910   $ 351,057,044
----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of year                                          $     477,540   $     176,660   $     (21,782)  $     346,323
----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
74

                                                                              Insured                 Intermediate Duration
                                                                    ---------------------------  ------------------------------
                                                                        Year Ended    Year Ended      Year Ended      Year Ended
                                                                           4/30/04       4/30/03         4/30/04         4/30/03
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                               $  42,870,453  $ 42,812,498  $  123,987,837  $  139,839,520
Net realized gain (loss) from investments                               4,068,764     4,283,843      50,217,590       7,454,406
Net change in unrealized appreciation (depreciation) of investments   (32,594,612)   30,304,114    (116,713,462)     23,543,919
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             14,344,605    77,400,455      57,491,965     170,837,845
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                             (9,099,524)    (7,732,845)    (10,854,710)    (12,487,579)
  Class B                                                             (1,698,378)    (1,459,482)     (1,388,434)       (988,178)
  Class C                                                             (1,400,294)    (1,145,325)     (2,287,287)     (1,622,055)
  Class R                                                            (30,951,520)   (32,783,237)   (116,884,677)   (124,393,925)
From accumulated net realized gains from investments:
  Class A                                                                      --            --      (1,692,474)     (1,289,718)
  Class B                                                                      --            --        (267,078)       (134,260)
  Class C                                                                      --            --        (428,966)       (205,934)
  Class R                                                                      --            --     (17,434,043)    (12,591,946)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders             (43,149,716)  (43,120,889)   (151,237,669)   (153,713,595)
--------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                       78,628,123   125,534,920     172,093,837     247,654,325
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                         27,402,590    27,316,878     111,861,715     110,653,985
--------------------------------------------------------------------------------------------------------------------------------
                                                                      106,030,713   152,851,798     283,955,552     358,308,310
Cost of shares redeemed                                              (112,026,897)  (85,039,987)   (393,683,070)   (322,963,867)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions     (5,996,184)   67,811,811    (109,727,518)     35,344,443
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (34,801,295)  102,091,377    (203,473,222)     52,468,693
Net assets at the beginning of year                                   950,056,158   847,964,781   2,911,380,528   2,858,911,835
--------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $ 915,254,863  $950,056,158  $2,707,907,306  $2,911,380,528
--------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of year                                                        $       1,306  $    348,454  $    4,257,768  $   12,576,303
--------------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
75

                                                                            Limited Term
                                                                    ----------------------------
                                                                        Year Ended     Year Ended
                                                                           4/30/04        4/30/03
----------------------------------------------------------------------------------------------------
Operations
Net investment income                                               $  28,970,879  $  25,917,721
Net realized gain (loss) from investments                               2,975,096     (2,431,917)
Net change in unrealized appreciation (depreciation) of investments   (11,149,088)    12,239,073

-------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             20,796,887     35,724,877
-------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                            (17,145,835)    (18,543,029)
  Class B                                                                     N/A            N/A
  Class C                                                             (10,498,708)    (8,523,318)
  Class R                                                                (328,746)      (247,993)
From accumulated net realized gains from investments:
  Class A                                                                      --             --
  Class B                                                                     N/A            N/A
  Class C                                                                      --             --
  Class R                                                                      --             --
-------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders             (27,973,289)   (27,314,340)
-------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                      270,043,797    384,439,030
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                         12,710,343     13,065,320

-------------------------------------------------------------------------------------------------
                                                                      282,754,140    397,504,350
Cost of shares redeemed                                              (232,519,144)  (115,102,431)

-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions     50,234,996    282,401,919

-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  43,058,594    290,812,456
Net assets at the beginning of year                                   847,771,059    556,958,603

-------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $ 890,829,653  $ 847,771,059
----------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the
 end of year                                                        $    (234,414) $  (1,203,151)
----------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                See accompanying notes to financial statements.

----
76

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Municipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were each organized as a series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund's assets will be invested in medium to low-quality municipal bonds. The Fund may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2004, High Yield, All-American, Intermediate Duration and Limited Term had outstanding when-issued purchase commitments of $1,102,063, $1,765,551, $10,545,100 and $9,573,168, respectively. There were no such outstanding purchase commitments in Insured.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended April 30, 2004, have been designated Exempt Interest Dividends.

----
77

Insurance
Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended April 30, 2004, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such securities during the fiscal year ended April 30, 2004.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
78

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                         High Yield
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              4/30/04                   4/30/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             9,290,649  $189,794,797   3,531,964  $ 69,806,975
  Class B                                             2,312,505    46,938,990   1,683,074    33,295,566
  Class C                                             5,946,617   121,559,488   1,658,607    32,858,816
  Class R                                               555,238    11,364,863      78,809     1,563,486
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               131,243     2,680,088      48,053       951,264
  Class B                                                63,506     1,289,991      39,863       789,197
  Class C                                                73,372     1,497,124      25,052       495,671
  Class R                                                24,352       494,967      20,196       400,681
--------------------------------------------------------------------------------------------------------
                                                     18,397,482   375,620,308   7,085,618   140,161,656
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,573,183)  (32,032,350)   (617,940)  (12,169,591)
  Class B                                              (393,049)   (7,988,889)   (196,288)   (3,887,395)
  Class C                                              (605,474)  (12,252,399)   (151,358)   (2,990,576)
  Class R                                               (90,164)   (1,859,439)    (17,206)     (339,734)
--------------------------------------------------------------------------------------------------------
                                                     (2,661,870)  (54,133,077)   (982,792)  (19,387,296)
--------------------------------------------------------------------------------------------------------
Net increase                                         15,735,612  $321,487,231   6,102,826  $120,774,360
--------------------------------------------------------------------------------------------------------

                                                                        All-American
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              4/30/04                   4/30/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             4,681,744  $ 51,167,691   4,435,834  $ 48,443,397
  Class B                                               412,522     4,522,441     880,723     9,626,499
  Class C                                             1,232,997    13,496,283   1,301,712    14,202,315
  Class R                                                54,998       602,243     157,142     1,706,926
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               375,087     4,097,519     385,426     4,210,159
  Class B                                                71,747       784,541      77,834       851,007
  Class C                                                83,701       913,768      83,029       906,140
  Class R                                                18,711       204,734      17,386       190,258
--------------------------------------------------------------------------------------------------------
                                                      6,931,507    75,789,220   7,339,086    80,136,701
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (5,049,202)  (54,939,101) (5,349,620)  (58,398,039)
  Class B                                              (685,547)   (7,480,253)   (694,892)   (7,599,189)
  Class C                                            (1,152,943)  (12,593,825) (1,277,288)  (13,925,115)
  Class R                                               (32,646)     (358,915)   (112,112)   (1,224,098)
--------------------------------------------------------------------------------------------------------
                                                     (6,920,338)  (75,372,094) (7,433,912)  (81,146,441)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  11,169  $    417,126     (94,826) $ (1,009,740)
--------------------------------------------------------------------------------------------------------


----
79

                                                                             Insured
                                                     -------------------------------------------------------
                                                              Year Ended                  Year Ended
                                                               4/30/04                      4/30/03
                                                     ---------------------------  --------------------------
                                                           Shares          Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              4,048,149  $   45,152,496    6,272,093  $  69,032,502
  Class B                                                603,598       6,730,805    1,465,539     16,146,936
  Class C                                                950,322      10,538,815    1,539,260     16,819,545
  Class R                                              1,458,199      16,206,007    2,153,847     23,535,937
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                457,936       5,087,871      395,492      4,351,004
  Class B                                                 63,912         710,561       55,619        612,142
  Class C                                                 66,229         730,506       48,251        526,868
  Class R                                              1,883,922      20,873,652    1,991,775     21,826,864
-------------------------------------------------------------------------------------------------------------
                                                       9,532,267     106,030,713   13,921,876    152,851,798
-------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (3,328,105)    (36,921,385)  (2,553,933)   (28,128,393)
  Class B                                               (576,577)     (6,410,557)    (372,996)    (4,107,199)
  Class C                                               (704,007)     (7,738,971)    (648,309)    (7,083,230)
  Class R                                             (5,513,906)    (60,955,984)  (4,175,670)   (45,721,165)
-------------------------------------------------------------------------------------------------------------
                                                     (10,122,595)   (112,026,897)  (7,750,908)   (85,039,987)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (590,328) $   (5,996,184)   6,170,968  $  67,811,811
-------------------------------------------------------------------------------------------------------------

                                                                      Intermediate Duration
                                                     -------------------------------------------------------
                                                              Year Ended                  Year Ended
                                                               4/30/04                      4/30/03
                                                     ---------------------------  --------------------------
                                                           Shares          Amount       Shares         Amount
-------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              7,156,848  $   65,922,458    9,338,647  $  87,107,786
  Class B                                              1,138,707      10,491,175    1,895,749     17,723,892
  Class C                                              2,577,956      23,750,027    2,720,908     25,429,025
  Class R                                              7,834,884      71,930,177   12,588,569    117,393,622
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                886,185       8,131,715      769,727      7,185,597
  Class B                                                 67,286         617,794       48,088        449,131
  Class C                                                105,889         971,361       71,587        668,214
  Class R                                             11,113,262     102,140,845   10,952,426    102,351,043
-------------------------------------------------------------------------------------------------------------
                                                      30,881,017     283,955,552   38,385,701    358,308,310
-------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (10,958,914)   (101,667,813)  (9,053,423)   (84,655,682)
  Class B                                               (850,532)     (7,814,729)    (212,026)    (1,981,132)
  Class C                                             (1,000,769)     (9,171,825)    (969,030)    (9,064,982)
  Class R                                            (29,910,898)   (275,028,703) (24,333,216)  (227,262,071)
-------------------------------------------------------------------------------------------------------------
                                                     (42,721,113)   (393,683,070) (34,567,695)  (322,963,867)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (11,840,096) $ (109,727,518)   3,818,006  $  35,344,443
-------------------------------------------------------------------------------------------------------------


----
80

                                                                          Limited Term
                                                     ------------------------------------------------------
                                                             Year Ended                  Year Ended
                                                               4/30/04                     4/30/03
                                                     --------------------------  --------------------------
                                                         Shares         Amount       Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             13,533,064  $ 147,729,000   15,592,971  $ 168,683,788
  Class C                                             10,741,211    117,084,091   19,481,918    210,391,644
  Class R                                                482,987      5,230,706      495,975      5,363,598
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                812,912      8,871,548      907,176      9,802,781
  Class C                                                326,406      3,555,098      282,224      3,044,879
  Class R                                                 26,091        283,697       20,209        217,660
------------------------------------------------------------------------------------------------------------
                                                      25,922,671    282,754,140   36,780,473    397,504,350
------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (12,636,334)  (137,869,296)  (7,501,422)   (81,012,386)
  Class C                                             (8,530,189)   (92,860,683)  (3,109,340)   (33,555,740)
  Class R                                               (165,637)    (1,789,165)     (49,819)      (534,305)
------------------------------------------------------------------------------------------------------------
                                                     (21,332,160)  (232,519,144) (10,660,581)  (115,102,431)
------------------------------------------------------------------------------------------------------------
Net increase                                           4,590,511  $  50,234,996   26,119,892  $ 282,401,919
------------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended April 30, 2004, were as follows:

                             High        All-                Intermediate      Limited
                            Yield    American      Insured       Duration         Term
--------------------------------------------------------------------------------------
Purchases            $391,323,979 $91,158,633 $166,578,649 $1,750,606,708 $344,987,075
Sales and maturities   62,539,438  85,347,341  146,836,353  1,873,375,828  257,644,615
--------------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2004, the cost of investments were as follows:

                            High         All-                Intermediate      Limited
                           Yield     American      Insured       Duration         Term
--------------------------------------------------------------------------------------
Cost of investments $523,123,123 $329,265,405 $852,718,209 $2,606,573,205 $881,928,883
--------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2004, were as follows:

                                                   High         All-               Intermediate      Limited
                                                  Yield     American      Insured      Duration         Term
------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $19,982,870  $18,129,808  $54,968,003  $ 92,114,965  $20,462,751
  Depreciation                              (8,000,554)  (4,893,333)  (3,424,607)  (29,969,276)  (7,124,324)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $11,982,316  $13,236,475  $51,543,396  $ 62,145,689  $13,338,427
------------------------------------------------------------------------------------------------------------


----
81

The tax components of undistributed net investment income and net realized gains at April 30, 2004, were as follows:

                                                High       All-            Intermediate    Limited
                                               Yield   American    Insured     Duration       Term
--------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $1,858,420 $1,198,732 $2,515,824  $ 4,072,367 $1,696,279
Undistributed net ordinary income*           502,245         --    257,738    1,775,085         --
Undistributed net long-term capital gains     16,816         --         --   31,131,173         --
--------------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended April 30, 2004 and April 30, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                      High        All-             Intermediate     Limited
2004                                                 Yield    American     Insured     Duration        Term
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $18,433,225 $16,845,484 $43,300,094 $127,498,478 $28,101,684
Distributions from net ordinary income*             48,087      57,083          --    6,349,771          --
Distributions from net long-term capital gains          --          --          --   19,685,474          --
-----------------------------------------------------------------------------------------------------------

                                                     High        All-             Intermediate     Limited
2003                                                Yield    American     Insured     Duration        Term
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,421,994 $18,043,352 $43,012,601 $139,347,802 $26,868,504
Distributions from net ordinary income*            25,223       3,164          --      985,879       6,721
Distributions from net long-term capital gains    337,925          --          --   13,475,424          --
----------------------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2004, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                   All-               Limited
                               American    Insured       Term
                   ------------------------------------------
                   2008     $ 2,799,737 $       -- $       --
                   2009       6,509,058  3,125,373  1,811,729
                   2010              --         --    337,552
                   2011              --         --    998,547
                   2012       3,378,131         --         --
                   ------------------------------------------
                     Total  $12,686,926 $3,125,373 $3,147,828
                   ------------------------------------------

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through April 30, 2004 ("post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen in the following fiscal year:

                                    High     All-
                                   Yield American
                              -------------------
                                $289,695 $627,259
                              -------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                   High Yield
Average Daily Net Assets       Management Fee
----------------------------------------------
For the first $125 million             .6000 %
For the next $125 million               .5875
For the next $250 million               .5750
For the next $500 million               .5625
For the next $1 billion                 .5500
For net assets over $2 billion          .5250
----------------------------------------------


----
82

                               All-American, Insured &
                                 Intermediate Duration    Limited Term
Average Daily Net Assets                Management Fee  Management Fee
-----------------------------------------------------------------------
For the first $125 million                       .5000%          .4500%
For the next $125 million                        .4875           .4375
For the next $250 million                        .4750           .4250
For the next $500 million                        .4625           .4125
For the next $1 billion                          .4500           .4000
For the next $3 billion                          .4250           .3750
For net assets over $5 billion                   .4125           .3625
-----------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

As approved by the Board of Trustees, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates will go into effect on August 1, 2004. This complex-wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Funds. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .975% of the average daily net assets of Insured and ..75% of the average daily net assets of Intermediate Duration. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended April 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             High     All-          Intermediate  Limited
                                            Yield American  Insured     Duration     Term
-----------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $2,979,252 $666,514 $695,828     $342,969 $637,122
Paid to authorized dealers (unaudited)  2,663,057  585,525  627,180      295,486  579,601
-----------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended April 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                      High     All-          Intermediate    Limited
                                     Yield American  Insured     Duration       Term
------------------------------------------------------------------------------------
Commission advances (unaudited) $3,429,973 $378,959 $434,451     $501,881 $1,244,566
------------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended April 30, 2004, the Distributor retained such 12b-1 fees as follows:

                                      High     All-          Intermediate  Limited
                                     Yield American  Insured     Duration     Term
----------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $1,168,666 $454,081 $468,491     $483,715 $910,379
----------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended April 30, 2004, as follows:

                              High     All-          Intermediate  Limited
                             Yield American  Insured     Duration     Term
--------------------------------------------------------------------------
CDSC retained (unaudited) $324,691 $121,430 $216,274     $196,354 $254,453
--------------------------------------------------------------------------


----
83

6. Investment Composition

At April 30, 2004, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                   High      All-           Intermediate  Limited
                                  Yield  American  Insured      Duration     Term
----------------------------------------------------------------------------------
Consumer Discretionary                3%       --%      --%           --%      --%
Consumer Staples                      2         5       --             2        3
Education and Civic Organizations     2         6        5             2        7
Healthcare                           13        14       10            16       17
Housing/Multifamily                   4         3        5             4        4
Industrials                           3        --        1            --        2
Long-Term Care                        4         2       --            --        1
Materials                             9         1       --            --       --
Tax Obligation/General                1         8       16            14       14
Tax Obligation/Limited               35        12       13            20       17
Transportation                        8        10       12             8        6
U.S. Guaranteed                       1        16       26            13        5
Utilities                            14        19        6            15       20
Water and Sewer                      --         2        5             4        3
Other                                 1         2        1             2        1
----------------------------------------------------------------------------------
                                    100%      100%     100%          100%     100%
----------------------------------------------------------------------------------

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 4%, All-American 44%, Insured 100%, Intermediate Duration 54% and Limited Term 36%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2004, to shareholders of record on May 7, 2004, as follows:

                      High      All-         Intermediate Limited
                     Yield  American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A            $.1030    $.0440  $.0405       $.0295  $.0290
 Class B             .0905     .0370   .0335        .0235     N/A
 Class C             .0940     .0390   .0350        .0250   .0260
 Class R             .1065     .0455   .0420        .0310   .0310
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



----
84

Financial Highlights

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  ------------------------                     --------


HIGH YIELD


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                    Ending              Ending
                                     Net   Invest-       ment         Invest-                       Net                 Net
                                   Asset      ment       Gain            ment  Capital            Asset     Total    Assets
Year Ended April 30,               Value Income(a)     (Loss)   Total  Income    Gains    Total   Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2004                             $19.67     $1.24     $  .88  $2.12   $(1.24)   $  --  $(1.24) $20.55      11.01% $257,187
 2003                              19.88      1.21       (.13)  1.08    (1.24)    (.05)  (1.29)  19.67       5.56    91,793
 2002                              18.93      1.33        .84   2.17    (1.22)      --   (1.22)  19.88      11.73    33,911
 2001                              18.60      1.19        .34   1.53    (1.20)      --   (1.20)  18.93       8.52    14,899
 2000(e)                           20.00      1.06      (1.61)  (.55)    (.85)      --    (.85)  18.60      (2.69)    5,291
Class B (6/99)
 2004                              19.65      1.09        .88   1.97    (1.09)      --   (1.09)  20.53      10.21   101,693
 2003                              19.87      1.07       (.15)   .92    (1.09)    (.05)  (1.14)  19.65       4.73    58,372
 2002                              18.91      1.19        .85   2.04    (1.08)      --   (1.08)  19.87      10.97    28,691
 2001                              18.58      1.06        .33   1.39    (1.06)      --   (1.06)  18.91       7.70    10,958
 2000(e)                           20.00       .93      (1.61)  (.68)    (.74)      --    (.74)  18.58      (3.36)    2,465
Class C (6/99)
 2004                              19.66      1.13        .88   2.01    (1.13)      --   (1.13)  20.54      10.43   156,610
 2003                              19.88      1.10       (.14)   .96    (1.13)    (.05)  (1.18)  19.66       4.94    43,463
 2002                              18.93      1.22        .85   2.07    (1.12)      --   (1.12)  19.88      11.13    13,485
 2001                              18.59      1.09        .35   1.44    (1.10)      --   (1.10)  18.93       7.96     4,675
 2000(e)                           20.00       .96      (1.60)  (.64)    (.77)      --    (.77)  18.59      (3.16)    1,694
Class R (6/99)
 2004                              19.67      1.28        .88   2.16    (1.28)      --   (1.28)  20.55      11.24    19,073
 2003                              19.89      1.27       (.16)  1.11    (1.28)    (.05)  (1.33)  19.67       5.73     8,627
 2002                              18.94      1.37        .84   2.21    (1.26)      --   (1.26)  19.89      11.96     7,096
 2001                              18.61      1.20        .37   1.57    (1.24)      --   (1.24)  18.94       8.72     2,845
 2000(e)                           20.00      1.05      (1.56)  (.51)    (.88)      --    (.88)  18.61      (2.50)    5,249
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                 Ratios/Supplemental Data
                               -------------------------------------------------------------------
                                 Before Credit/         After          After Credit/
                                 Reimbursement     Reimbursement(c)   Reimbursement(d)
HIGH YIELD                     -----------------  -----------------  -----------------
                                           Ratio              Ratio              Ratio
                                          of Net             of Net             of Net
                                         Invest-            Invest-            Invest-
                               Ratio of     ment  Ratio of     ment  Ratio of     ment
                               Expenses   Income  Expenses   Income  Expenses   Income
                                     to       to        to       to        to       to
                                Average  Average   Average  Average   Average  Average  Portfolio
                                    Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,             Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------
Class A (6/99)
 2004                               .95%    6.07%      .95%    6.07%      .95%    6.07%        18%
 2003                              1.17     6.12      1.17     6.12      1.16     6.13         24
 2002                              1.09     6.76      1.09     6.76      1.08     6.78         21
 2001                              1.23     6.35      1.22     6.36      1.20     6.38         11
 2000(e)                           1.87*    5.11*      .77*    6.22*      .72*    6.26*        56
Class B (6/99)
 2004                              1.70     5.33      1.70     5.33      1.69     5.33         18
 2003                              1.91     5.39      1.91     5.39      1.90     5.40         24
 2002                              1.84     6.02      1.84     6.02      1.83     6.03         21
 2001                              1.98     5.62      1.97     5.63      1.95     5.65         11
 2000(e)                           2.66*    4.27*     1.51*    5.42*     1.46*    5.47*        56
Class C (6/99)
 2004                              1.51     5.52      1.51     5.52      1.50     5.52         18
 2003                              1.73     5.57      1.73     5.57      1.71     5.58         24
 2002                              1.64     6.19      1.64     6.19      1.63     6.21         21
 2001                              1.79     5.80      1.78     5.81      1.76     5.83         11
 2000(e)                           2.49*    4.44*     1.31*    5.62*     1.26*    5.67*        56
Class R (6/99)
 2004                               .75     6.27       .75     6.27       .75     6.28         18
 2003                               .93     6.37       .93     6.37       .92     6.38         24
 2002                               .89     6.94       .89     6.94       .87     6.95         21
 2001                              1.11     6.41      1.09     6.43      1.07     6.45         11
 2000(e)                           2.02*    4.66*      .57*    6.11*      .53*    6.16*        56
--------------------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the period June 7, 1999 (commencement of operations) through April 30, 2000.


                                See accompanying notes to financial statements.

----
85

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                    Investment Operations       Less Distributions
                                                 ---------------------------  ----------------------


ALL-AMERICAN


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                 Ending
                                             Net   Invest-       ment         Invest-                    Net
Year Ended                                 Asset      ment       Gain            ment  Capital         Asset     Total
April 30,                                  Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2004                                     $10.94      $.54     $ (.18) $ .36    $(.55)  $  --  $(.55) $10.75      3.31%
 2003                                      10.83       .57        .12    .69     (.58)     --   (.58)  10.94      6.54
 2002                                      10.70       .59        .11    .70     (.57)     --   (.57)  10.83      6.61
 2001                                      10.33       .57        .36    .93     (.56)     --   (.56)  10.70      9.23
 2000                                      11.43       .56      (1.08)  (.52)    (.56)   (.02)  (.58)  10.33     (4.48)
Class B (2/97)
 2004                                      10.95       .46       (.18)   .28     (.46)     --   (.46)  10.77      2.62
 2003                                      10.84       .49        .12    .61     (.50)     --   (.50)  10.95      5.73
 2002                                      10.71       .51        .10    .61     (.48)     --   (.48)  10.84      5.79
 2001                                      10.34       .49        .36    .85     (.48)     --   (.48)  10.71      8.41
 2000                                      11.44       .49      (1.09)  (.60)    (.48)   (.02)  (.50)  10.34     (5.21)
Class C (6/93)
 2004                                      10.93       .48       (.17)   .31     (.49)     --   (.49)  10.75      2.83
 2003                                      10.82       .51        .12    .63     (.52)     --   (.52)  10.93      5.94
 2002                                      10.69       .53        .10    .63     (.50)     --   (.50)  10.82      6.01
 2001                                      10.32       .51        .36    .87     (.50)     --   (.50)  10.69      8.63
 2000                                      11.42       .51      (1.09)  (.58)    (.50)   (.02)  (.52)  10.32     (5.02)
Class R (2/97)
 2004                                      10.96       .56       (.17)   .39     (.57)     --   (.57)  10.78      3.57
 2003                                      10.85       .59        .12    .71     (.60)     --   (.60)  10.96      6.71
 2002                                      10.71       .61        .12    .73     (.59)     --   (.59)  10.85      6.88
 2001                                      10.34       .59        .36    .95     (.58)     --   (.58)  10.71      9.41
 2000                                      11.44       .59      (1.08)  (.49)    (.59)   (.02)  (.61)  10.34     (4.29)
------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                            Before Credit/         After          After Credit/
                                                            Reimbursement     Reimbursement(c)   Reimbursement(d)
ALL-AMERICAN                                              -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                               Assets      Net      Net       Net      Net       Net      Net   Turnover
April 30,                                 (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/88)
 2004                                  $224,903      .82%    4.92%      .82%    4.92%      .81%    4.92%        25%
 2003                                   228,695      .81     5.22       .81     5.22       .81     5.22         25
 2002                                   232,260      .81     5.40       .81     5.40       .80     5.40         29
 2001                                   246,468      .87     5.33       .87     5.33       .85     5.35         27
 2000                                   259,004      .84     5.29       .84     5.29       .83     5.29         53
Class B (2/97)
 2004                                    43,771     1.57     4.17      1.57     4.17      1.56     4.18         25
 2003                                    46,719     1.56     4.47      1.56     4.47      1.56     4.47         25
 2002                                    43,402     1.56     4.65      1.56     4.65      1.55     4.66         29
 2001                                    37,370     1.62     4.59      1.62     4.59      1.60     4.60         27
 2000                                    32,536     1.59     4.54      1.59     4.54      1.58     4.55         53
Class C (6/93)
 2004                                    71,038     1.37     4.37      1.37     4.37      1.36     4.37         25
 2003                                    70,466     1.36     4.67      1.36     4.67      1.36     4.67         25
 2002                                    68,617     1.36     4.85      1.36     4.85      1.35     4.86         29
 2001                                    68,025     1.42     4.78      1.42     4.78      1.40     4.80         27
 2000                                    67,577     1.39     4.73      1.39     4.73      1.38     4.74         53
Class R (2/97)
 2004                                     5,534      .62     5.12       .62     5.12       .61     5.12         25
 2003                                     5,177      .61     5.42       .61     5.42       .61     5.42         25
 2002                                     4,449      .60     5.62       .60     5.62       .60     5.62         29
 2001                                     2,546      .67     5.54       .67     5.54       .65     5.56         27
 2000                                     3,111      .64     5.50       .64     5.50       .63     5.51         53
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
86

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                    Investment Operations        Less Distributions
                                                 ---------------------------  -----------------------


INSURED


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                  Ending
                                             Net   Invest-       ment         Invest-                     Net
                                           Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended April 30,                       Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004                                     $11.19      $.49      $(.32) $ .17    $(.50)   $  --  $(.50) $10.86      1.50%
 2003                                      10.78       .51        .42    .93     (.52)      --   (.52)  11.19      8.80
 2002                                      10.71       .53        .08    .61     (.54)      --   (.54)  10.78      5.75
 2001                                      10.35       .54        .36    .90     (.54)      --   (.54)  10.71      8.86
 2000                                      11.16       .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)
Class B (2/97)
 2004                                      11.20       .41       (.34)   .07     (.41)      --   (.41)  10.86       .65
 2003                                      10.78       .43        .43    .86     (.44)      --   (.44)  11.20      8.07
 2002                                      10.72       .45        .07    .52     (.46)      --   (.46)  10.78      4.87
 2001                                      10.35       .46        .37    .83     (.46)      --   (.46)  10.72      8.17
 2000                                      11.16       .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)
Class C (9/94)
 2004                                      11.11       .43       (.33)   .10     (.43)      --   (.43)  10.78       .91
 2003                                      10.69       .45        .42    .87     (.45)      --   (.45)  11.11      8.31
 2002                                      10.63       .46        .07    .53     (.47)      --   (.47)  10.69      5.05
 2001                                      10.26       .48        .36    .84     (.47)      --   (.47)  10.63      8.36
 2000                                      11.05       .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)
Class R (12/86)
 2004                                      11.16       .51       (.32)   .19     (.52)      --   (.52)  10.83      1.67
 2003                                      10.74       .53        .43    .96     (.54)      --   (.54)  11.16      9.10
 2002                                      10.68       .55        .06    .61     (.55)      --   (.55)  10.74      5.84
 2001                                      10.31       .56        .37    .93     (.56)      --   (.56)  10.68      9.18
 2000                                      11.11       .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
INSURED                                         -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004                                  $200,862      .81%    4.43%      .81%    4.43%      .81%    4.43%        16%
 2003                                   193,907      .81     4.66       .81     4.66       .80     4.66         31
 2002                                   142,345      .84     4.86       .84     4.86       .84     4.87         35
 2001                                   120,700      .83     5.10       .83     5.10       .82     5.11         20
 2000                                   109,729      .83     5.09       .83     5.09       .83     5.09         44
Class B (2/97)
 2004                                    44,231     1.57     3.68      1.57     3.68      1.56     3.69         16
 2003                                    44,579     1.56     3.91      1.56     3.91      1.55     3.91         31
 2002                                    30,529     1.59     4.11      1.59     4.11      1.59     4.12         35
 2001                                    24,161     1.58     4.35      1.58     4.35      1.57     4.35         20
 2000                                    17,035     1.59     4.35      1.59     4.35      1.58     4.35         44
Class C (9/94)
 2004                                    35,547     1.36     3.88      1.36     3.88      1.36     3.88         16
 2003                                    33,172     1.36     4.10      1.36     4.10      1.35     4.11         31
 2002                                    21,871     1.39     4.31      1.39     4.31      1.39     4.32         35
 2001                                    14,858     1.38     4.55      1.38     4.55      1.37     4.56         20
 2000                                    10,990     1.38     4.54      1.38     4.54      1.38     4.54         44
Class R (12/86)
 2004                                   634,616      .61     4.63       .61     4.63       .61     4.63         16
 2003                                   678,397      .61     4.86       .61     4.86       .60     4.87         31
 2002                                   653,220      .64     5.06       .64     5.06       .64     5.07         35
 2001                                   640,759      .63     5.30       .63     5.30       .62     5.31         20
 2000                                   636,872      .63     5.28       .63     5.28       .62     5.29         44
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
87

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                Investment Operations        Less Distributions
                                             ---------------------------  -----------------------


INTERMEDIATE DURATION



                                                              Net
                                                        Realized/
                                   Beginning       Net Unrealized             Net                  Ending
                                         Net   Invest-    Invest-         Invest-                     Net
                                       Asset      ment  ment Gain            ment  Capital          Asset     Total
Year Ended April 30,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2004                                  $9.32      $.39      $(.22) $ .17    $(.41)   $(.07) $(.48)  $9.01      1.86%
 2003                                   9.27       .44        .10    .54     (.44)    (.05)  (.49)   9.32      5.85
 2002                                   9.23       .45        .05    .50     (.45)    (.01)  (.46)   9.27      5.54
 2001                                   8.91       .45        .33    .78     (.45)    (.01)  (.46)   9.23      8.99
 2000                                   9.57       .45       (.65)  (.20)    (.45)    (.01)  (.46)   8.91     (2.02)
Class B (2/97)
 2004                                   9.33       .32       (.22)   .10     (.34)    (.07)  (.41)   9.02      1.07
 2003                                   9.27       .37        .10    .47     (.36)    (.05)  (.41)   9.33      5.15
 2002                                   9.23       .38        .05    .43     (.38)    (.01)  (.39)   9.27      4.73
 2001                                   8.91       .38        .34    .72     (.39)    (.01)  (.40)   9.23      8.19
 2000                                   9.57       .39       (.66)  (.27)    (.38)    (.01)  (.39)   8.91     (2.78)
Class C (6/95)
 2004                                   9.33       .34       (.22)   .12     (.36)    (.07)  (.43)   9.02      1.27
 2003                                   9.27       .39        .10    .49     (.38)    (.05)  (.43)   9.33      5.35
 2002                                   9.22       .40        .06    .46     (.40)    (.01)  (.41)   9.27      5.05
 2001                                   8.90       .40        .33    .73     (.40)    (.01)  (.41)   9.22      8.36
 2000                                   9.57       .40       (.66)  (.26)    (.40)    (.01)  (.41)   8.90     (2.71)
Class R (11/76)
 2004                                   9.33       .41       (.22)   .19     (.43)    (.07)  (.50)   9.02      2.06
 2003                                   9.28       .46        .09    .55     (.45)    (.05)  (.50)   9.33      6.05
 2002                                   9.24       .47        .05    .52     (.47)    (.01)  (.48)   9.28      5.74
 2001                                   8.91       .47        .34    .81     (.47)    (.01)  (.48)   9.24      9.32
 2000                                   9.58       .47       (.66)  (.19)    (.47)    (.01)  (.48)   8.91     (1.93)
---------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                              Ratios/Supplemental Data
                                   -----------------------------------------------------------------------------
                                                Before Credit/         After          After Credit/
                                                Reimbursement     Reimbursement(c)   Reimbursement(d)
INTERMEDIATE DURATION                         -----------------  -----------------  -----------------
                                                          Ratio              Ratio              Ratio
                                                         of Net             of Net             of Net
                                                        Invest-            Invest-            Invest-
                                              Ratio of     ment  Ratio of     ment  Ratio of     ment
                                              Expenses   Income  Expenses   Income  Expenses   Income
                                       Ending       to       to        to       to        to       to
                                          Net  Average  Average   Average  Average   Average  Average  Portfolio
                                       Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-----------------------------------------------------------------------------------------------------------------
Class A (6/95)
 2004                              $  234,434      .78%    4.23%      .78%    4.23%      .78%    4.24%        63%
 2003                                 269,694      .79     4.67       .79     4.67       .79     4.67         28
 2002                                 258,363      .80     4.83       .80     4.83       .79     4.83         15
 2001                                 192,021      .79     4.90       .79     4.90       .78     4.91          9*
 2000                                 116,621      .80     5.01       .80     5.01       .79     5.02         13
Class B (2/97)
 2004                                  37,167     1.53     3.48      1.53     3.48      1.53     3.48         63
 2003                                  35,116     1.54     3.93      1.54     3.93      1.53     3.93         28
 2002                                  18,837     1.55     4.08      1.55     4.08      1.54     4.09         15
 2001                                  12,912     1.54     4.15      1.54     4.15      1.53     4.16          9*
 2000                                  11,560     1.55     4.27      1.55     4.27      1.54     4.28         13
Class C (6/95)
 2004                                  62,461     1.33     3.66      1.33     3.66      1.33     3.67         63
 2003                                  48,890     1.34     4.12      1.34     4.12      1.34     4.13         28
 2002                                  31,690     1.35     4.28      1.35     4.28      1.34     4.28         15
 2001                                  18,421     1.34     4.35      1.34     4.35      1.33     4.36          9*
 2000                                   6,920     1.35     4.47      1.35     4.47      1.34     4.48         13
Class R (11/76)
 2004                               2,373,846      .58     4.44       .58     4.44       .58     4.44         63
 2003                               2,557,682      .59     4.87       .59     4.87       .59     4.87         28
 2002                               2,550,022      .60     5.03       .60     5.03       .59     5.03         15
 2001                               2,531,085      .59     5.11       .59     5.11       .58     5.11          9*
 2000                               2,495,259      .59     5.21       .59     5.21       .59     5.22         13
-----------------------------------------------------------------------------------------------------------------

* The cost of securities acquired in the acquisition of Nuveen Intermediate Municipal Bond Fund of $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
88

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                                    Investment Operations       Less Distributions
                                                 ---------------------------  ----------------------


LIMITED TERM



                                                                  Net
                                                            Realized/
                                       Beginning       Net Unrealized             Net                 Ending
                                             Net   Invest-    Invest-         Invest-                    Net
                                           Asset      ment  ment Gain            ment  Capital         Asset     Total
Year Ended April 30,                       Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2004                                     $10.86      $.37      $(.10) $ .27    $(.35)     $-- $(.35) $10.78      2.53%
 2003                                      10.72       .42        .16    .58     (.44)      --  (.44)  10.86      5.52
 2002                                      10.63       .48        .10    .58     (.49)      --  (.49)  10.72      5.54
 2001                                      10.35       .49        .28    .77     (.49)      --  (.49)  10.63      7.62
 2000                                      10.89       .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
Class C (12/95)
 2004                                      10.84       .33       (.09)   .24     (.32)      --  (.32)  10.76      2.20
 2003                                      10.70       .37        .18    .55     (.41)      --  (.41)  10.84      5.18
 2002                                      10.61       .44        .10    .54     (.45)      --  (.45)  10.70      5.20
 2001                                      10.34       .45        .28    .73     (.46)      --  (.46)  10.61      7.16
 2000                                      10.87       .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
Class R (2/97)
 2004                                      10.82       .39       (.09)   .30     (.38)      --  (.38)  10.74      2.77
 2003                                      10.68       .43        .18    .61     (.47)      --  (.47)  10.82      5.77
 2002                                      10.60       .50        .09    .59     (.51)      --  (.51)  10.68      5.70
 2001                                      10.33       .51        .28    .79     (.52)      --  (.52)  10.60      7.78
 2000                                      10.87       .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                       ---------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
LIMITED TERM                                    -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended April 30,                      (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (10/87)
 2004                                  $523,396      .73%    3.36%      .73%    3.36%      .73%    3.36%        29%
 2003                                   508,735      .73     3.85       .73     3.85       .72     3.86         31
 2002                                   405,542      .75     4.46       .75     4.46       .73     4.47         26
 2001                                   359,383      .76     4.65       .76     4.65       .76     4.65         22
 2000                                   382,808      .73     4.63       .73     4.63       .73     4.63         37
Class C (12/95)
 2004                                   355,503     1.08     3.01      1.08     3.01      1.08     3.01         29
 2003                                   330,728     1.08     3.45      1.08     3.45      1.08     3.46         31
 2002                                   148,198     1.09     4.11      1.09     4.11      1.08     4.12         26
 2001                                    75,476     1.11     4.30      1.11     4.30      1.11     4.30         22
 2000                                    77,228     1.08     4.28      1.08     4.28      1.08     4.28         37
Class R (2/97)
 2004                                    11,931      .53     3.56       .53     3.56       .53     3.56         29
 2003                                     8,308      .53     3.99       .53     3.99       .53     3.99         31
 2002                                     3,219      .52     4.64       .52     4.64       .51     4.65         26
 2001                                       384      .56     4.84       .56     4.84       .56     4.85         22
 2000                                       335      .53     4.81       .53     4.81       .53     4.81         37
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
89

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Municipal Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen High Yield Municipal Bond Fund, Nuveen All-American Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund (each a series of the Nuveen Municipal Trust, hereafter referred to as the "Funds") at April 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the periods ended April 30, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion in the report dated June 7, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, IL
June 17, 2004


----
90

                                     Notes

----
91

                                     Notes

----
92

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at twelve. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Funds       Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       144
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        144
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (1989) as Senior Vice President of         144
7/29/34                                                  The Northern Trust Company; Director,
333 W. Wacker Drive                                      Community Advisory Board for Highland Park
Chicago, IL 60606                                        and Highwood, United Way of the North Shore
                                                         (since 2002).


--------------------------------------------------------------------------------------------------------------------
Jack B. Evans               Trustee             1999     President, The Hall-Perrine Foundation, a          144
10/22/48                                                 private philanthropic corporation (since
333 W. Wacker Drive                                      1996); Director, Alliant Energy; Director
Chicago, IL 60606                                        and Vice Chairman, United Fire & Casualty
                                                         Company; formerly Director, Federal Reserve
                                                         Bank of Chicago; formerly, President and
                                                         Chief Operating Officer, SCI Financial
                                                         Group, Inc., a regional financial services
                                                         firm.


--------------------------------------------------------------------------------------------------------------------
William C. Hunter           Trustee             2004     Dean and Distinguished Professor of Finance,       144
3/6/48                                                   School of Business at the University of
333 W. Wacker Drive                                      Connecticut; previously Senior Vice
Chicago, IL 60606                                        President and Director of Research at the
                                                         Federal Reserve Bank of Chicago (1995-2003);
                                                         Director, Credit Research Center at
                                                         Georgetown University; Director of Xerox
                                                         Corporation (since 2004).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri*       Trustee             1994     Retired, formerly, Executive Director (since       144
1/26/33                                                  1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                      Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                        President and Chief Executive Officer of
                                                         Blanton-Peale Institute (since 1990); prior
                                                         thereto, Vice President, Metropolitan Life
                                                         Insurance Co.


--------------------------------------------------------------------------------------------------------------------
William L. Kissick*         Trustee             1992     Professor Emeritus, School of Medicine and         144
7/29/32                                                  the Wharton School of Management and former
333 W. Wacker Drive                                      Chairman, Leonard Davis Institute of Health
Chicago, IL 60606                                        Economics, University of Pennsylvania;
                                                         Adjunct Professor, Health Policy and
                                                         Management, Yale University.

----
93

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
Name,                  Position(s)     Year First  Principal Occupation(s)                       Fund Complex
Birthdate              Held with       Elected or  Including other Directorships                  Overseen by
and Address            the Funds      Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand*  Trustee            1992     Retired; previously, Vice President in             144
11/11/31                                           charge of Municipal Underwriting and Dealer
333 W. Wacker Drive                                Sales at The Northern Trust Company.
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------
Peter R. Sawers*       Trustee            1991     Adjunct Professor of Business and Economics,       144
4/3/33                                             University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                  Graduate School of Management, Lake Forest,
                                                   Illinois; prior thereto, Executive Director,
                                                   Towers Perrin Australia, a management
                                                   consulting firm; Chartered Financial
                                                   Analyst; Certified Management Consultant;
                                                   Director, Executive Service Corps of
                                                   Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------
William J. Schneider   Trustee            1997     Senior Partner and Chief Operating Officer,        144
9/24/44                                            Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                Miller-Valentine Realty, a construction
Chicago, IL 60606                                  company; Chair, Miami Valley Hospital;
                                                   Chair, Dayton Development Coalition;
                                                   formerly, Member, Community Advisory Board,
                                                   National City Bank, Dayton, Ohio and
                                                   Business Advisory Council, Cleveland Federal
                                                   Reserve Bank.


--------------------------------------------------------------------------------------------------------------
Judith M. Stockdale    Trustee            1997     Executive Director, Gaylord and Dorothy            144
12/29/47                                           Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                thereto, Executive Director, Great Lakes
Chicago, IL 60606                                  Protection Fund (from 1990 to 1994).


--------------------------------------------------------------------------------------------------------------
Sheila W. Wellington*  Trustee            1994     Clinical Professor of Management, Stern/NYU        144
2/24/32                                            Business School (since 2003); formerly,
333 W. Wacker Drive                                President (since 1993) of Catalyst (a
Chicago, IL 60606                                  not-for-profit organization focusing on
                                                   women's leadership development in business
                                                   and the professions).


--------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                 Portfolios in
Name,                  Position(s)     Year First                                                Fund Complex
Birthdate              Held with       Elected or  Principal Occupation(s)                        Overseen by
and Address            the Funds      Appointed(3) During Past 5 Years                              Officer
--------------------------------------------------------------------------------------------------------------
Officers of the Funds:

--------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman   Chief              1988     Managing Director (since 2002), Assistant          144
9/9/56                 Administrative              Secretary and Associate General Counsel,
333 W. Wacker Drive    Officer                     formerly, Vice President and Assistant
Chicago, IL 60606`                                 General Counsel of Nuveen Investments, LLC;
                                                   Managing Director (since 2002), General
                                                   Counsel and Assistant Secretary, formerly,
                                                   Vice President of Nuveen Advisory Corp. and
                                                   Nuveen Institutional Advisory Corp.;
                                                   Managing Director (since 2002), Assistant
                                                   Secretary and Associate General Counsel,
                                                   formerly, Vice President (since 2000), of
                                                   Nuveen Asset Management, Inc. Assistant
                                                   Secretary of Nuveen Investments, Inc. (since
                                                   1994); Assistant Secretary of NWQ Investment
                                                   Management Company, LLC (since 2002); Vice
                                                   President and Assistant Secretary of Nuveen
                                                   Investments Advisers Inc. (since 2002);
                                                   Managing Director, Associate General Counsel
                                                   and Assistant Secretary of Rittenhouse Asset
                                                   Management, Inc. (since 2003); Chartered
                                                   Financial Analyst.


--------------------------------------------------------------------------------------------------------------
Michael T. Atkinson    Vice President     2000     Vice President (since 2002), formerly,             144
2/3/66                 and Assistant               Assistant Vice President (since 2000),
333 W. Wacker Drive    Secretary                   previously, Associate of Nuveen Investments,
Chicago, IL 60606                                  LLC.

----
94

--------------------------------------------------------------------------------

                                                                                                  Number of
                                                                                                Portfolios in
Name,                 Position(s)     Year First                                                Fund Complex
Birthdate             Held with       Elected or  Principal Occupation(s)                        Overseen by
and Address           the Funds      Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President     1999     Vice President (since 2002), formerly,             128
11/10/66                                          Assistant Vice President (since 1997), of
333 W. Wacker Drive                               Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                 portfolio manager of Flagship Financial
                                                  Inc.; Chartered Financial Analyst and
                                                  Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------

Peter H. D'Arrigo     Vice President     1999     Vice President of Nuveen Investments, LLC          144
11/28/67              and Treasurer               (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                               President (since 1997); Vice President and
Chicago, IL 60606                                 Treasurer of Nuveen Investments, Inc. (since
                                                  1999); Vice President and Treasurer of
                                                  Nuveen Advisory Corp. and Nuveen
                                                  Institutional Advisory Corp (since 1999);
                                                  Vice President and Treasurer of Nuveen Asset
                                                  Management, Inc. (since 2002) and of Nuveen
                                                  Investments Advisers Inc. (since 2002);
                                                  Assistant Treasurer of NWQ Investment
                                                  Management Company, LLC (since 2002); Vice
                                                  President and Treasurer of Nuveen
                                                  Rittenhouse Asset Management, Inc. (since
                                                  2003); Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President     2001     Vice President of Nuveen Advisory Corp.            144
9/8/54                                            (since 2001); previously, Vice President of
333 W. Wacker Drive                               Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                 1998); Vice President of Nuveen
                                                  Institutional Advisory Corp. (since 2002);
                                                  prior thereto, Assistant Vice President of
                                                  Van Kampen Investment Advisory Corp. (since
                                                  1994).


-------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President     2000     Vice President (since 2002) and Assistant          144
9/24/64               and Secretary               General Counsel (since 1998); formerly,
333 W. Wacker Drive                               Assistant Vice President (since 1998) of
Chicago, IL 60606                                 Nuveen Investments, LLC; Vice President
                                                  (since 2002) and Assistant Secretary (since
                                                  1998), formerly Assistant Vice President of
                                                  Nuveen Advisory Corp. and Nuveen
                                                  Institutional Advisory Corp.


-------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President     1998     Managing Director (since 2004) formerly,           144
10/24/45                                          Vice President of Nuveen Investments, LLC;
333 W. Wacker Drive                               Managing Director (since 2004) formerly,
Chicago, IL 60606                                 Vice President (since 1998) of Nuveen
                                                  Advisory Corp. and Nuveen Institutional
                                                  Advisory Corp.


-------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President     1995     Managing Director (since 2002) of Nuveen           144
3/2/64                                            Investments, LLC; Managing Director (since
333 W. Wacker Drive                               2001), formerly Vice President of Nuveen
Chicago, IL 60606                                 Advisory Corp. and Nuveen Institutional
                                                  Advisory Corp. (since 1995); Managing
                                                  Director of Nuveen Asset Management, Inc.
                                                  (since 2001); Vice President of Nuveen
                                                  Investment Advisers Inc. (since 2002);
                                                  Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President     1998     Vice President (since 1993) and Funds              144
5/31/54               and Controller              Controller (since 1998) of Nuveen
333 W. Wacker Drive                               Investments, LLC and Vice President and
Chicago, IL 60606                                 Funds Controller (since 1998) of Nuveen
                                                  Investments, Inc.; Certified Public
                                                  Accountant.


-------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President     1988     Vice President of Nuveen Advisory Corp.;           128
7/5/55                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------
Steven J. Krupa       Vice President     1990     Vice President of Nuveen Advisory Corp.            128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

----
95

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                Number of
                                                                                              Portfolios in
Name,               Position(s)     Year First                                                Fund Complex
Birthdate           Held with       Elected or  Principal Occupation(s)                        Overseen by
and Address         the Funds      Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------
David J. Lamb       Vice President     2000     Vice President (since 2000) of Nuveen              144
3/22/63                                         Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                             President (since 1999); prior thereto,
Chicago, IL 60606                               Associate of Nuveen Investments, LLC;
                                                Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------
Tina M. Lazar       Vice President     2002     Vice President (since 1999), previously,           144
8/27/61                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                             Nuveen Investments, LLC.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------
Larry W. Martin     Vice President     1988     Vice President, Assistant Secretary and            144
7/27/51             and Assistant               Assistant General Counsel of Nuveen
333 W. Wacker Drive Secretary                   Investments, LLC; Vice President and
Chicago, IL 60606                               Assistant Secretary of Nuveen Advisory Corp.
                                                and Nuveen Institutional Advisory Corp.;
                                                Assistant Secretary of Nuveen Investments,
                                                Inc. and (since 1997) Nuveen Asset
                                                Management, Inc.; Vice President (since
                                                2000), Assistant Secretary and Assistant
                                                General Counsel (since 1998) of Rittenhouse
                                                Asset Management, Inc.; Vice President and
                                                Assistant Secretary of Nuveen Investments
                                                Advisers Inc. (since 2002); Assistant
                                                Secretary of NWQ Investment Management
                                                Company, LLC (since 2002).


-----------------------------------------------------------------------------------------------------------
John V. Miller      Vice President     2003     Vice President (since 2003) previously,            128
4/10/67                                         Assistant Vice President (since 1999), prior
333 W. Wacker Drive                             thereto, credit analyst (since 1996) of
Chicago, IL 60606                               Nuveen Advisory Corp.; Chartered Financial
                                                Analyst.


-----------------------------------------------------------------------------------------------------------
Edward F. Neild, IV Vice President     1996     Managing Director (since 2002) of Nuveen           144
7/7/65                                          Investments, LLC; Managing Director (since
333 W. Wacker Drive                             1997), formerly Vice President (since 1996)
Chicago, IL 60606                               of Nuveen Advisory Corp. and Nuveen
                                                Institutional Advisory Corp.; Managing
                                                Director of Nuveen Asset Management, Inc.
                                                (since 1999). Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------
Daniel S. Solender  Vice President     2003     Vice President of Nuveen Advisory Corp.            128
10/27/65                                        (since 2003); previously, Principal and
333 W. Wacker Drive                             portfolio manager with The Vanguard Group
Chicago, IL 60606                               (1999-2003); prior thereto, Assistant Vice
                                                President of the Nuveen Advisory Corp.;
                                                Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------
Thomas C. Spalding  Vice President     1982     Vice President of Nuveen Advisory Corp. and        128
7/31/51                                         Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                             Chartered Financial Analyst.
Chicago, IL 60606

*  Trustee will be retiring on June 30, 2004.
(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
96

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Registered     Nuveen Investor Services
                         Public Accounting Firm     P.O. Box 8530
                         PricewaterhouseCoopers LLP Boston, MA 02266-8530
                         Chicago, IL                (800) 257-8787

                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
97

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $100 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-NAT-0404D